UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-79327

Pre Effective Amendment No.	☐

Post Effective Amendment No. 22	☑
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                                                                                                                                     File No.  811-08241
Amendment No. 126	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – 9
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                                                                                     (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2010

It is proposed that this filing will become effective (check appropriate box)
☐       immediately upon filing pursuant to paragraph (b)
☑       on ( May 1, 2010 ) pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Single Premium Immediate Fixed and Variable Annuity Contract

The Best of America® America's Income Annuity®
Nationwide Life Insurance Company
Individual Single Premium Immediate Fixed and Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9
The date of this prospectus is May 1, 2010 .

This prospectus contains basic information you should understand about the contracts before investing   Please read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying Investment Options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2010 ), which contains additional information about the contracts and the Variable Account, is filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 30.  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-243-6295 (TDD 1-800-238-3035) or write:
Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio  43017-1522
Information about this and other Nationwide products can be found at www.nationwide.com.
The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov. Information about this and other Best of America products can be found at: www.nationwide.com.
Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.
Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The Investment Options available under this contract invest in the underlying mutual funds of the companies listed below.

•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	Janus Aspen Series
•	MFS® Variable Insurance Trust
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck Variable Insurance Products Trust
•	Wells Fargo Advantage Funds

For a complete list of the available Investment Options, please refer to the " Appendix A: Investment Options. " For more information on the Investment Option, please refer to the prospectus for the underlying mutual fund .   Any portion of your contract designated to provide for Fixed Annuity Payments may not be reallocated to a variable Investment Option under the contract.  Please refer to your prospectus.

Glossary of Special Terms

Accumulation Unit - An accounting unit of measure used to calculate the Variable Account Value prior to the Income Start Date.

Annual Benefit Leveling - The adjustment to Variable Annuity Payments to make payments made during the following 12 months equal in amount.

Annuitant - The person upon whose continuation of life benefit payments involving life contingencies depends.

Annuity Income Unit - An accounting unit of measure used to calculate the Variable Annuity Payments after the first payment.

Assumed Investment Return - The net investment return required to maintain level Variable Annuity Payments.  The selected Assumed Investment Return is used in calculating the initial Variable Annuity Payment.

Assumed Investment Return Factor - The Assumed Investment Return Factor adjusts the Annuity Income Unit value based on the Assumed Investment Return chosen by the contract owner and permitted under the contract.

Commutation Value - The value of future annuity payments that are converted (commuted) into a lump sum.  The Commutation Value may be available for withdrawal under certain Income Options and may be available to beneficiaries when an Annuitant dies before all term certain payments have been made.

Contract Value - The total value of any amount allocated to the Variable Account (plus or minus any investment experience) plus any amount designated for the purchase of Fixed Annuity Payments, less any distributions previously made.

Daily Net Assets - A figure that is calculated at the end of each Valuation Date and represents the sum of all the contract owners' interests in the variable Sub-Accounts after the deduction of contract and Investment Option expenses.

FDIC - Federal Deposit Insurance Corporation.

Fixed Annuity Payment(s) - Annuity payments that are guaranteed by Nationwide as to dollar amount.

General Account - All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.

Income Option - The type of annuity payments chosen by the contract owner.

Income Start Date - The date annuity payments actually commence.

Individual Retirement Annuity - An annuity described in Section 408(b) of the Internal Revenue Code (not including Roth IRAs).

Investment Option(s) - The underlying mutual funds which are purchased by the Variable Account and accounted for in separate Sub-Accounts of the Variable Account.  The performance of selected Investment Options determines the value of Variable Annuity Payments after the first payment.

Nationwide - Nationwide Life Insurance Company.

Net Asset Value - The value of one share of an Investment Option at the close of the New York Stock Exchange.

Non-Qualified Contract - A contract which does not qualify for favorable tax treatment as an Individual Retirement Annuity, Roth IRA, or Tax Sheltered Annuity.

Roth IRA - An annuity described in Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

Sub-Accounts - Divisions of the Variable Account, each of which invests in a single underlying mutual fund.

Tax Sheltered Annuity - An annuity described in Section 403(b) of the Internal Revenue Code.

Valuation Date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of Investment Option shares such that the current Net Asset Value of Accumulation Units or annuity units might be materially affected.  Values of the Variable Account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation Period - The period of time beginning at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account - Nationwide Variable Account-9, which is a separate account of Nationwide.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate Investment Option.

Variable Account Value - The amount allocated to the Variable Account plus or minus investment experience minus any previous Variable Account distributions.

Variable Annuity Payment(s) - Annuity payments which are not guaranteed as to dollar amount and which vary with the investment experience of the Investment Options.

Table of Contents	Page
Glossary of Special Terms	2
Contract Expenses	5
Investment Option Annual Expenses	5
Synopsis of the Contracts	6
Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Financial Statements	6
Condensed Financial Information	6
Nationwide Life Insurance Company	6
Nationwide Investment Services Corporation	6
Investing in the Contract	7
The Variable Account and Investment Options
The Contract In General	8
Distribution, Promotional and Sales Expenses
Investment Options
Profitability
Contract Modification
Standard Charges and Deductions	10
Investment Option Annual Expenses
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Short-Term Trading Fees
Variable to Fixed Transfer Processing Fee
Check Processing Fee
Premium Taxes
Optional Contract Benefits, Charges and Deductions	11
America's Income Annuity Income Foundation Rider
Parties with Interests in the Contract	11
Contract Owner
Joint Owner
Annuitant and Joint Annuitant
Payee
Beneficiary and Contingent Beneficiary
Ownership Rights	12
Ownership Rights at the Time of Application
Ownership Rights Between the Date of Issue and the Income Start Date
Ownership Rights Between the Income Start Date and Prior to the Annuitant's Death
Changes
Operation of the Contract	12
Purchase Payment
Allocation of the Purchase Payment
Pricing
Transfers between Variable Annuity Payments and Fixed Annuity Payments
Transfer Restrictions
Sub-Account Transfers
Right to Examine and Cancel	16
Withdrawals (Redemptions)	16
Withdrawals Before the Income Start Date
Withdrawals On or After the Income Start Date
Partial Withdrawals (Partial Redemptions)
Full Withdrawals (Full Redemptions)
Restrictions on Withdrawals from a Tax Sheltered Annuity
Assignment	18

Table of Contents (continued)	Page
Annuity Payments	18
Income Start Date
Frequency and Amount of Annuity Payments
Form of Annuity Payment
Fixed Annuity Payments
Variable Annuity Payments
Annual Benefit Leveling
America's Income Annuity Income Foundation Rider
Income Options	22
Single Life
Single Life with Term Certain
Single Life with Cash Refund
Joint and Last Survivor
Joint and 100% Last Survivor with Term Certain
Joint and 100% Last Survivor with Cash Refund
Joint and 50% Survivor
Term Certain
Term Certain with Enhanced Death Benefit
Any Other Option
Death Before the Income Start Date	26
Death of Contract Owner
Death of Annuitant
Death On or After the Income Start Date	26
Death of Contract Owner
Death of Annuitant
Statements and Reports	26
Legal Proceedings	27
Table of Contents of Statement of Additional Information	30
Appendix A: Investment Options	31
Appendix B: Fixed Annuity Payments	44
Appendix C: Illustration of Variable Annuity Income	46
Appendix D: Condensed Financial Information	48
Appendix E: Contract Types and Tax Information	89
Appendix F: State Variations	97

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between Investment Options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments withdrawn) 6%1 *Range of CDSC over time:
Number of Completed Years from Date of Issue	0	1	2	3	4	5	6	Thereafter
CDSC Percentage	6%	6%	5%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Variable to Fixed Transfer Processing Fee (per variable to fixed transfer)lesser of $25 or
2% of the amount transferred2
Maximum Short-Term Trading Fee (as a percentage of transaction amount) 1%
Maximum Check Processing Fee $153
Maximum Premium Tax Charge (as a percentage of purchase payments) 5%4

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including Investment Option fees and expenses).

Recurring Contract Expenses
Variable Account Annual Expenses (annualized rate of total Variable Account charges assessed as a percentage of the Daily Net Assets)5
Mortality and Expense Risk Charge	1.25%
America's Income Annuity Income FoundationSM Rider Total Variable Account Charges (including this option)	1.00%6 2.25%

Investment Option Annual Expenses

 The next table provides the minimum and maximum total operating expenses, as of December 31, 2009 , charged by the Investment Options that you may pay periodically during the life of the Contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each Investment Option's fees and expenses is contained in the prospectus for each Investment Option.

Total Annual Investment Option Operating Expenses	Minimum	Maximum

(expenses that are deducted from Investment Option assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average Investment Option assets)	0.29%	1.99%
The minimum and maximum Investment Option operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Investment Options.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses of each Investment Option for specific expense information.

1 For contracts issued on or after May 1, 2003 and before May 1, 2004, no CDSC will be assessed for withdrawals taken during the first contract year.  A CDSC will only be assessed if a withdrawal (other than an annuity payment) is taken as permitted under certain income options.  Income options permitting withdrawals are: Single Life with Term Certain, Joint and 100% Last Survivor with Term Certain, Term Certain, and Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002).
The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.

2 Currently, Nationwide does not assess a Variable to Fixed Transfer Processing Fee.  If assessed, the fee will be deducted from the amount transferred.

3 For contracts issued on or after May 1, 2004, Nationwide reserves the right to assess a fee for each annuity payment made by check.  The fee will be deducted from each annuity payment check issued.

4 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.   The amount assessed to the contract will equal the amount assessed by the state or government entity.

5 These charges apply only to Sub-Account allocations.  They are charged on a daily basis at the annualized rate noted above.

6 The America's Income Annuity Income Foundation SM Rider is a guaranteed variable annuity payment option that may only be elected at application. Election of the option is irrevocable.  It is not available in conjunction with Fixed Annuity Payments or Term Certain options of less than ten years.  If elected, Nationwide reserves the right to assess the Variable to Fixed Transfer Processing Fee described above.

Synopsis of the Contracts

The contracts described in this prospectus are individual single premium immediate fixed and variable annuity contracts.

The contracts can be categorized as:

•	Individual Retirement Annuities ("IRAs");
•	Non-Qualified Contracts;
•	Roth IRAs; or
•	Tax Sheltered Annuities.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" in Appendix E.   Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Purchase Payments

The minimum single purchase payment is $35,000.  No additional purchase payments will be accepted or permitted.

Charges and Expenses

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the Daily Net Assets of the Variable Account.  Nationwide assesses this charge in return for bearing certain mortality and expense risks, as well as for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, if the Income Option elected permits withdrawals other than annuity payments, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") upon such withdrawal.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 6% of purchase payments withdrawn (see "Contingent Deferred Sales Charge").

If the contract owner elected the America's Income Annuity Income Foundation Rider, Nationwide will deduct an additional amount equal to an annualized rate of 1.00% of the Daily Net Assets of the Variable Account.  This charge reimburses Nationwide for the increased market risk assumed in order to provide the benefit of guaranteed payments associated with this optional benefit.

Annuity Payments

Annuity payments begin on the Income Start Date and will be based on the Income Option chosen at the time of application (see "Income Options").  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in "Appendix E: Contract Types and Tax Information" and "Premium Taxes").

Ten Day Free Look

Under state insurance laws, contract owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any applicable federal and state income tax withholding.

See "Right to Examine and Cancel" later in this prospectus for more information.

Financial Statements

Financial statements for the Variable Account and the consolidated financial statements of Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an Annuity Income Unit is determined on the basis of changes in the per share value of an Investment Option and the assessment of Variable Account charges which may vary from contract to contract (for more information on the calculation of Annuity Income Unit values, see "Value of an Annuity Income Unit").  Please refer to Appendix D for information regarding each class of Annuity Income Units.

Nationwide Life Insurance Company

Nationwide , the depositor, is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia, Puerto Rico, and the Virgin Islands.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The contracts described in this prospectus are combination fixed and variable immediate annuity contracts.  The following provisions discuss those interests under the contracts that relate to the portion of the purchase payment allocated to Variable Annuity Payments.  For a discussion of the interests allocated to Fixed Annuity Payments, see Appendix B.

The Variable Account and Investment Options

Nationwide Variable Account-9 is a Variable Account that invests in the Investment Options listed in Appendix A.  Nationwide established the Variable Account on May 22, 1997, pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets.  The Variable Account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.

The Variable Account is divided into Sub-Accounts, each corresponding to a single Investment Option.  Nationwide uses the assets of each Sub-Account to buy shares of the Investment Options based on contract owner instructions. Each Investment Option's prospectus contains more detailed information about that Investment Option.  Prospectuses for the Investment Options should be read in conjunction with this prospectus.

Investment Options in the Variable Account are NOT publicly traded mutual funds.  They are only available as Investment Options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the Investment Options may manage publicly traded mutual funds with similar names and investment objectives.  However, the Investment Options are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of Investment Options participating in the Variable Account.  The performance of the Investment Options could differ substantially from that of any publicly traded funds.

The particular Investment Options available under the contract may change from time to time.  Specifically, Investment Options or Investment Option share classes that are currently available may be removed or closed off to future investment.  New Investment Options or new share classes of currently available Investment Options may be added.  Contract owners will receive notice of any such changes that affect their contract.

In the future, additional Investment Options managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account.  These additional Investment Options may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the Investment Options are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an Investment Option will be notified of issues requiring a shareholders' vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a contract owner may vote will be determined as of a date to be chosen by Nationwide not more than 90 days prior to the shareholder meeting.

Material Conflicts

The Investment Options may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these Investment Options participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the Variable Account from participation in the Investment Option(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another Investment Option for shares already purchased or to be purchased in the future if either of the following occurs:

1)	shares of a current Investment Option are no longer available for investment; or

2)	further investment in an Investment Option becomes inappropriate in the judgement of Nationwide management.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

In April 2009, Nationwide filed an application with the SEC for an order permitting it to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the Contract that have similar investment objectives and strategies.  If and when Nationwide receives SEC approval for these substitutions, affected contract owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-9 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Variable Account-9.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Not all benefits, programs, features and Investment Options described in this prospectus are available or approved for use in every state.  For more detailed information regarding provisions that vary by state, please see "Appendix F: State Variations" later in this prospectus.

Nationwide offers a wide array of such products, many with different charges, benefit features and Investment Options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and Investment Options described in this prospectus are available or approved for use in every state.

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same Annuitant; or

•	in connection with other Nationwide contracts that have different Annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the Contract Value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

In general, variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and Investment Options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract charges may not be the same in later contract years as they are in early contract years.  The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Investment Options

Nationwide's Relationship with the Investment Options

The Investment Options incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each Investment Option daily.  The Variable Account (not the contract owners) is the Investment Option shareholder.  When the Variable Account aggregates transactions, the Investment Option does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the Investment Options by providing contract owners with Sub-Account options that correspond to the Investment Options.

An investment adviser or subadviser of an Investment Option or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the Investment Options and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the Investment Options attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the Investment Options, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Investment Option 12b-1 fees, which are deducted from Investment Option assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the Investment Option, which may be deducted from Investment Option assets; and

•
Payments by an Investment Option's adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from Investment Option assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated Investment Options (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the Investment Options for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated Investment Options than unaffiliated Investment Options.

Nationwide took into consideration the anticipated payments from the Investment Options when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the Investment Options).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2009 , the Investment Option payments Nationwide and its affiliates received from the Investment Option did not exceed 0. 55% (as a percentage of the average Daily Net Assets invested in the Investment Options) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most Investment Options or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from Investment Option to Investment Option and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the Investment Options attributable to the contract, Nationwide and its affiliates may receive higher payments from Investment Options with lower percentages (but greater assets) than from Investment Options that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Investment Options

Nationwide may consider several criteria when identifying the Investment Options, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the Investment Option's adviser or subadviser is one of our affiliates or whether the Investment Option, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be Investment Options with lower fees, as well as other variable contracts that offer Investment Options with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and Investment Option fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Investment Option Annual Expenses

The Investment Options charge fees and expenses that are deducted from Investment Options assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each Investment Option provides information regarding the fees and expenses applicable to the fund.

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account.  This amount is computed on a daily basis, and is equal to an annualized rate of 1.25% of the Daily Net Assets of the Variable Account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the Enhanced Death Benefit, for which there is a separate charge.

The Expense Risk Charge compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payment upon deposit into the contract.  However, if the Income Option elected permits withdrawals other than regular annuity payments, Nationwide will deduct a CDSC upon such withdrawal.  The CDSC will not exceed 6% of the amount withdrawn.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount that is withdrawn.  The applicable CDSC will not be applied to any amount in excess of the single purchase payment.

The CDSC applies as follows:

Number of Completed Years from Date of Issue	CDSC Percentage
0	6%*
1	6%
2	5%
3	5%
4	4%
5	3%
6	2%
Thereafter	0%

*For contracts issued on or after May 1, 2003 and before May 1, 2004, no CDSC will be assessed for withdrawals taken during the first contract year.

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's General Account, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.

Contract owners taking withdrawals (other than substantially equal periodic payments for life) before age 59½ may be subject to a 10% tax penalty.  In addition, all or a portion of the withdrawal may be subject to federal income taxes (see "Federal Income Taxes" in Appendix E).

Short-Term Trading Fees

Some Investment Options may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.  Any short-term trading fee assessed by any Investment Option available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Short-term trading fees are intended to compensate the Investment Option (and contract owners with interests allocated in the Investment Option) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any Investment Option available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to Investment Options that charge such fees (see the Investment Option prospectus).  Any short-term trading fees paid are retained by the Investment Option, not by Nationwide, and are part of the Investment Option's assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular Investment Option.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the Investment Options offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Appendix A" later in this prospectus.

If a short-term trading fee is assessed, the Investment Option will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's Sub-Account value.  All such fees will be remitted to the Investment Option; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	the redemption of Annuity Income Units to make annuity payments;

•	the redemption of Annuity Income Units to pay death benefits, if applicable;

•	withdrawals from the contract (as permitted under the Income Option selected); or

•	variable to fixed transfers, as discussed in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision.

New share classes of certain currently available Investment Options may be added to the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added,  transfers to the Investment Options in question may be limited to the new share class.

Variable to Fixed Transfer Processing Fee

Nationwide reserves the right to assess a variable to fixed transfer processing fee, which will equal the lesser of $25 or 2% of the amount transferred.  The fee compensates Nationwide for transaction costs associated with making variable to fixed transfers.  The fee will be deducted from the amount transferred.  Nationwide may need to assess this fee against contracts that have elected the AIA Income Foundation Rider while not assessing it against contracts that have not elected the rider.  Due to the potential for Nationwide to experience increased transaction costs associated with selling the financial instruments held to support the guarantees associated with the rider, Nationwide reserves the right to assess this fee against contracts with the rider while not assessing it against contracts without the rider.  Currently, Nationwide does not assess this fee against any contracts.

Check Processing Fee

For contracts issued on or after May 1, 2004, Nationwide reserves the right to assess a fee, not to exceed $15, for each annuity payment made by check.  No such charge will be assessed to contracts issued prior to May 1, 2004.  The fee compensates Nationwide for expenses related to processing and mailing checks.  The fee will be deducted from each annuity payment check issued.  Nationwide does not currently assess this fee.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Optional Contract Benefits, Charges and Deductions

America's Income Annuity Income FoundationSM Rider (AIA Income Foundation Rider)

If the contract owner elected the AIA Income Foundation Rider, Nationwide will deduct an additional amount equal to an annualized rate of 1.00% of the Daily Net Assets of the Variable Account.  This charge is in addition to the Variable Account charges of 1.25% assessed against every contract.  This charge reimburses Nationwide for the increased risk assumed in guaranteeing Variable Annuity Payments with this optional benefit.  If the charge is insufficient to cover actual expenses, the loss will be borne by Nationwide.  Nationwide could also profit from this charge.

Parties with Interests in the Contract

Contract Owner

The contract owner has all rights under the contract, unless a joint owner is named.  If a joint owner is named, each joint owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Joint Owner

Joint owners each own an undivided interest in the contract.  Joint owners must be spouses at the time joint ownership is requested unless state law requires Nationwide to allow non-spousal joint owners.  A joint owner may only be named in Non-Qualified Contracts.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners.  However, if a written election, signed by both contract owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently.  If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If a contract owner who is not the Annuitant dies before the Income Start Date and there is a surviving joint owner, the joint owner will become the contract owner.

If the contract owner who is the Annuitant dies before the Income Start Date and there is a surviving joint owner, the contract will terminate and Nationwide will pay the Contract Value to the joint owner.

Annuitant and Joint Annuitant

The Annuitant (and joint Annuitant, if applicable) must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant or joint Annuitant of greater age.  Once designated, the Annuitant and joint Annuitant, if applicable, cannot be changed.  Joint

Annuitants can be named only if permitted under the elected Income Option.

Payee

The payee is the person designated, at the time of application, by the contract owner to receive annuity payments.  If no payee is designated at the time of application, the payee will be the Annuitant.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who may receive benefits under the contract if the Annuitant (and joint Annuitant, if any) dies after the Income Start Date.  The contract owner can name more than one beneficiary.  The beneficiaries will share the benefits equally, unless otherwise specified.

If no beneficiary survives the Annuitant (and the joint Annuitant, if any), the beneficiary's rights will vest in the contingent beneficiary.  Contingent beneficiaries will share the benefits equally, unless otherwise specified.

If no beneficiary or contingent beneficiary survives the Annuitant (and the joint Annuitant, if any), all beneficiary rights will vest with the contract owner or the last surviving contract owner's estate.

If the Annuitant (and joint Annuitant, if any) dies before the Income Start Date, and there is no surviving contract owner or joint owner, Nationwide will pay the contract proceeds to the beneficiary.

Ownership Rights

Ownership Rights at the Time of Application

At the time of application, the contract owner designates/elects:

1)	an Annuitant, and if applicable, a joint Annuitant;

2)	a payee to whom annuity payments will be made;

3)	the frequency of payments, Income Option, Assumed Investment Return (if applicable), and Income Start Date;

4)	a beneficiary, and if applicable, a contingent beneficiary;

5)	the portion of the purchase payment used to purchase Fixed Annuity Payments and/or Variable Annuity Payments;

6)	the allocation among Investment Options, if applicable; and

7)	any optional benefits that may be provided under the elected Income Option.

Once elected, the Income Option cannot be changed.

Ownership Rights Between the Date of Issue and the Income Start Date

Between the date of issue and the Income Start Date, the contract owner has the right to:

1)	cancel the contract during the free look period;

2)	change the beneficiary and/or the contingent beneficiary;

3)	change allocations among Investment Options;

4)
request a "variable to fixed transfer" whereby a portion of the purchase payment that was originally designated to provide Variable Annuity Payments is transferred in order to provide Fixed Annuity Payments.  Variable to fixed transfers are irrevocable and subject to the terms and conditions described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision;

5)	elect to take a partial or full withdrawal, if permitted under the Income Option selected and subject to any restrictions described in this prospectus; and

6)	elect or revoke a prior election of Annual Benefit Leveling (see "Annual Benefit Leveling").

Ownership Rights Between the Income Start Date and Prior to the Annuitant's Death

After the Income Start Date and prior to the Annuitant's death, the contract owner has the right to:

1)	change the beneficiary and/or the contingent beneficiary;

2)	change allocations among Investment Options;

3)
request a "variable to fixed transfer" whereby a portion of the purchase payment that was originally designated to provide Variable Annuity Payments is transferred in order to provide Fixed Annuity Payments.  Variable to fixed transfers are irrevocable and subject to the terms and conditions described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision;

4)	elect to take a partial or full withdrawal, depending on the Income Option selected and subject to any restrictions described in this prospectus; and

5)	elect or discontinue Annual Benefit Leveling.

Changes

All changes, except those to Annual Benefit Leveling, will take effect as of the time such changes are recorded by Nationwide, whether or not the contract owner or Annuitant is living at the time of the recording.  Nationwide will not be liable for any payments made or actions taken by Nationwide before recording the change.  Changes to Annual Benefit Leveling will take effect on the next anniversary of the Income Start Date.

Nationwide may require that all changes be submitted in writing or in another form Nationwide deems acceptable.  Nationwide may require that signatures be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.

Operation of the Contract

Purchase Payment

The minimum single purchase payment must be at least $35,000.  No additional purchase payments will be accepted or permitted.  However, if the contract is being funded from multiple sources, Nationwide, at its sole discretion, may permit multiple deposits into the contract prior to the Income Start Date.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant cannot exceed $2,000,000 for single life Income Options or term certain Income Options, and $3,000,000 for joint life Income Options without Nationwide's prior consent.  Nationwide's decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant cannot exceed $2,000,000 without Nationwide's prior consent.  Any references in this prospectus to purchase payment amounts in excess of $2,000,000 are assumed to have been approved by Nationwide.

Allocation of the Purchase Payment

For any particular Income Option, the single purchase payment may be allocated to provide Variable Annuity Payments, Fixed Annuity Payments, or a combination of both.  Changes to this allocation are permitted as described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision.

Nationwide allocates that portion of the purchase payment intended for Variable Annuity Payments to Investment Options as instructed by the contract owner.  Shares of the Investment Options are purchased by the Variable Account at Net Asset Value and temporarily maintained as Accumulation Units until being converted into Annuity Income Units on the Income Start Date.  Contract owners can change allocations or make exchanges among the Sub-Accounts subject to conditions imposed by the Investment Options and those set forth in the contract.

If the AIA Income Foundation Rider was elected, additional restrictions apply to allocations of purchase payment and subsequent exchanges of Variable Account Value, see "AIA Income Foundation Rider" later in this prospectus.

Pricing

The portion of the single purchase payment designated for Variable Annuity Payments will be allocated to Sub-Accounts and will be priced at the unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain the purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

•New Year's Day	•Independence Day
•Martin Luther King, Jr. Day	•Labor Day
•Presidents' Day	•Thanksgiving
•Good Friday	•Christmas
•Memorial Day

Nationwide also will not price the purchase payment if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and contract owner will not have access to their account.

Transfers between Variable Annuity Payments and Fixed Annuity Payments

Any portion of the single purchase payment that is allocated to provide Fixed Annuity Payments may not be transferred to provide Variable Annuity Payments.

Subject to certain terms and conditions, all or a portion of the single purchase payment that is allocated to provide Variable Annuity Payments may be transferred to provide Fixed Annuity Payments.  This type of transfer, referred to as a "variable to fixed transfer," is irrevocable.  Once a variable to fixed transfer is complete, the transferred amount must remain allocated to provide Fixed Annuity Payments for the duration of the contract.  The amount transferred cannot be transferred back to provide Variable Annuity Payments.

Variable to fixed transfers are only available after the later of July 1, 2004 or the date state insurance authorities approve applicable contract modifications.

Currently, Nationwide does not assess a fee for variable to fixed transfers on any contracts.  However, Nationwide reserves the right to assess a variable to fixed transfer processing fee, which will equal the lesser of $25 or 2% of the amount transferred.  The fee will be deducted from the amount transferred.  Nationwide also reserves the right to assess the variable to fixed transfer processing fee on contracts that have elected the AIA Income Foundation Rider while not assessing it against contracts that have not elected the rider.  See "Standard Charges and Deductions" earlier in this prospectus.

Each variable to fixed transfer request is subject to the following terms and conditions:

•	variable to fixed transfers are not permitted prior to the end of the free look period;

•	the Annuitant and joint Annuitant, if applicable, must be younger than age 91 at the time the variable to fixed transfer is requested;

•	the minimum variable to fixed transfer amount is the lesser of $10,000 or the total Variable Account Value;

•
after the variable to fixed transfer, the Variable Account Value must be at least $2,000 (as of the date of the transfer).  If a requested transfer would result in a Variable Account Value of less than $2,000, Nationwide will attempt to contact the contract owner to obtain revised instructions relating to the transfer.  The contract owner may elect to:

➢	cancel the transaction;

➢	decrease the amount of the variable to fixed transfer so that the Variable Account Value will be $2,000 or more; or

➢	transfer all Variable Account Value to provide for Fixed Annuity Payments.

•	variable to fixed transfers are not permitted if:

➢	the contract owner elected a Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002) Income Option; or

➢	the contract owner elected a Term Certain Income Option there are fewer than 5 years remaining in the term certain period;

•	Nationwide reserves the right to limit the number of variable to fixed transfers to 1 per calendar quarter and 20 over the life of the contract;

•	Nationwide reserves the right to prohibit variable to fixed transfers during the remaining term certain period if:

➢	the contract owner elected a Single Life with Term Certain Income Option or a Joint and 100% Last Survivor with Term Certain Income Option; and

➢	the contract owner has taken a withdrawal from the contract, as permitted by the Income Option elected;

•	annuity payments resulting from variable to fixed transfers will be of the same frequency as existing Fixed Annuity Payments; and

•	variable to fixed transfer requests must be submitted in writing and must be signed by the contract owner(s).

Variable to fixed transfers will be taken proportionately from each Sub-Account based on current allocations.  Variable to fixed transfers do not count as a transfer event.

If a contract owner elected the AIA Income Foundation Rider, the following additional terms and conditions apply to variable to fixed transfer requests:

•
the guaranteed floor payment in effect at the time of the variable to fixed transfer request will be reduced by the ratio of the amount transferred to the Variable Account Value immediately prior to the transfer request; and

•	the amount of any variable to fixed transfer will be based upon the actual Variable Account Value at the time of the request rather than the present value of any guaranteed payments under the rider.

Each variable to fixed transfer will constitute a new fixed annuity segment (a series of Fixed Annuity Payments), which will be calculated as of the date of the transfer.  Fixed annuity segments resulting from variable to fixed transfers will be of the same frequency and will be applied to the same Income Option that was elected at the time of application.  The only factor that will differ among fixed annuity segments is the purchase rate, which is based on current market conditions at the time the fixed annuity segment is determined.  Due to the varying market conditions, the purchase rates may be more or less favorable at the time each fixed annuity segment is determined.

When multiple transactions are effected on a contract on the same day that a variable to fixed transfer is requested (for example, a Sub-Account transfer or a withdrawal), the variable to fixed transfer will be processed last.  This could have an effect on whether or not the variable to fixed transfer request meets the terms and conditions described above.

The Fixed Annuity Payment purchased by the variable to fixed transfer will be reflected in the next annuity payment calculated, unless the contract owner has elected Annual Benefit Leveling.  If Annual Benefit Leveling is in effect, the Fixed Annuity Payment purchased by the variable to fixed transfer will be reflected in the first annuity payment on the next Income Start Date anniversary.

Some state jurisdictions do not permit contract owners to take withdrawals from the Fixed Annuity Payment portion of the contract.  In these state jurisdictions, if the contract owner elected an Income Option that permits withdrawals, a variable to fixed transfer will effectively reduce the amount of Commutation Value that the contract owner can withdraw.

Transfer Restrictions

Neither the contracts described in this prospectus nor the Investment Options are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer Investment Options that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the Investment Option;

•	Investment Option managers taking actions that negatively impact performance (keeping a larger portion of the Investment Option assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees

Some Investment Options may assess (against the Variable Account) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the Investment Option.  Redemption fees compensate the Investment Option for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a contract owner executes multiple transfers involving 10 Investment Options in one day, this counts as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:
(1)they have been identified as engaging in harmful trading practices; and
(2)if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions

Contract owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a contract owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. Mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Investment Option Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the Investment Options which allow the Investment Options to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the Investment Option (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the Investment Options upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the Investment Options.  Nationwide and any affected contract owner may not have advance notice of such instructions from an Investment Option to restrict or prohibit further purchases or exchange requests.  If an Investment Option refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current Investment Option allocation.

Sub-Account Transfers

A contract owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by the contract and the Investment Options.

A contract owner is permitted 20 "transfer events" each calendar year without restriction.  A "transfer event" is any Valuation Date on which allocations are moved between Investment Options, regardless of the quantity of reallocations.  For example, if a contract owner moves Variable Account Value between 20 Sub-Accounts in one day, the entire reallocation only counts as one transfer event.

If, in any calendar year, a contract owner exceeds the 20 transfer event limit, the contract owner will be required to submit any additional transfer requests via U.S. mail.

Nationwide will reset the transfer limit each January 1st.  The number of transfer events permitted each year is not cumulative; transfer events not used in a given calendar year may not be carried over into subsequent calendar years.

Amounts transferred between the Sub-Accounts will receive the Annuity Income Unit value that is next computed immediately following receipt of the transfer request.

Sub-Account Transfer Requests

Nationwide will accept Sub-Account transfer requests in writing or over the telephone.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may withdraw the telephone exchange privilege at any time upon written notice to contract owners.

Right to Examine and Cancel

If the contract owner elects to cancel the contract, he/she may return it to Nationwide's home office within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide's home office or postmarked within 30 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the Investment Options based on the instructions contained on the application.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Withdrawals (Redemptions)

The contract owner may take a withdrawal after the end of the free look period if the contract owner elected one of the following Income Options at the time of application: Single Life with Term Certain; Joint and 100% Last Survivor with Term Certain; Term Certain; or Term Certain with Enhanced Death Benefit.  If the contract owner did not elect one of the Income Options listed above, the contract owner may not withdraw value from the contract.  Withdrawals may not be permitted in all states.

Withdrawal requests must be in writing or in a form otherwise acceptable to Nationwide.  Nationwide reserves the right to require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.

Nationwide will pay any amounts withdrawn from the Sub-Accounts to the contract owner within 7 days of receipt of a proper request and instructions satisfactory to Nationwide.

Nationwide reserves the right to delay payment of a withdrawal from the Fixed Annuity Payment portion of the contract for up to 6 months from the date of the withdrawal request.

Withdrawals Before the Income Start Date

If the Income Option elected so permits, a contract owner may take a withdrawal after the free look period and before the Income Start Date.  The Variable Account Value on the date of withdrawal will reflect the investment performance of the Sub-Accounts chosen by the contract owner.  A CDSC may apply.

Withdrawals On or After the Income Start Date

If the Income Option elected so permits, a contract owner may take a withdrawal on or after the Income Start Date.  The amount available for withdrawal on or after the Income Start Date will be based on the Commutation Value and will reflect the investment performance of the Sub-Accounts chosen by the contract owner.  A CDSC may apply.

After the Income Start Date, distributions other than regular annuity payments are generally required to be included in income for federal income tax purposes.  However, this general rule does not apply to a complete withdrawal or redemption of a contract – a portion of the amount received in a complete withdrawal or redemption may be treated for federal income tax purposes as the tax-free return of investment in the contract.  Partial withdrawals or redemptions other than regular annuity payments are generally required to be included in income.  The Internal Revenue Code, Treasury Regulations, and other informational releases by the IRS contain complex rules regarding the taxation of distributions from annuity contracts.  The contract owner should review these tax documents and consult with a tax adviser prior to requesting a distribution.

Commutation Value of Variable Annuity Payments

The Commutation Value of Variable Annuity Payments is equal to the present value of the Variable Annuity Payments remaining in the term certain period.  This present value is calculated using the Assumed Investment Return for the contract and the Annuity Income Unit values determined at the next unit value calculation after Nationwide receives the withdrawal request.

If a contract owner who has elected Annual Benefit Leveling takes a full withdrawal, the withdrawn amount will be made up of two components:

1)	the Commutation Values, which do not include amounts allocated to Annual Benefit Leveling; and

2)	the present value of the leveled Variable Annuity Payments scheduled to be paid after Nationwide receives complete instructions, but before the next Income Start Date anniversary.

The present value of these payments will be calculated using the Annual Benefit Leveling interest rate that was assumed when the leveled payment amount was determined.

If a contract owner who has elected Annual Benefit Leveling takes a partial withdrawal, no portion of the present value of the leveled Variable Annuity Payments scheduled to be paid before the next Income Start Date anniversary may be withdrawn.  Only the Commutation Value of amounts remaining in the Investment Options or of the Fixed Annuity Payments may be withdrawn.

The Commutation Value of Variable Annuity Payments when the AIA Income Foundation Rider is elected is calculated in the same manner as the Commutation Value of Variable Annuity Payments when the rider is not elected.  However, because the charge associated with the rider will also be reflected in the calculation, the value will be lower.

If a contract owner who has elected the AIA Income Foundation Rider takes a partial withdrawal, no consideration is given to the present value of any guaranteed Variable Annuity Payments under the rider.  Only the Commutation Value of amounts in the Variable Account may be withdrawn.

Commutation Value of Fixed Annuity Payments

The Commutation Value of Fixed Annuity Payments is defined in Appendix B.

Partial Withdrawals (Partial Redemptions)

If a partial withdrawal is allowed under the Income Option and elected, the contract owner must specify the percentage of the withdrawal to be taken from Fixed Annuity Payments and/or Variable Annuity Payments.

A partial withdrawal will result in the reduction of the remaining term certain period payments.  If the contract owner elects a partial withdrawal of Fixed Annuity Payments, Nationwide will proportionally reduce the remaining payments in the term certain period by the ratio of the withdrawal amount received from Fixed Annuity Payments, plus any CDSC, to the total Commutation Value available from Fixed Annuity Payments.  If the contract owner elects a partial withdrawal of Variable Annuity Payments, for the remainder of the term certain period, Nationwide will reduce the number of Annuity Income Units provided by each Sub-Account on a pro-rata basis.

If Annual Benefit Leveling is in effect, no portion of the contract designated to make Variable Annuity Payments for the remainder of the contract year may be withdrawn.

The minimum partial withdrawal amount is $2,000.  Other minimum amounts may apply in some states.  In addition, each remaining annuity payment after the partial withdrawal must equal $100 or more.

A CDSC may apply.  The CDSC deducted is a percentage of the amount requested by the contract owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.  The contract owner may take the CDSC from either:

a)	the amount requested; or

b)	the Commutation Value remaining after the contract owner has received the requested amount.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the Commutation Value remaining after the contract owner has received the requested amount.

Nationwide reserves the right to prohibit variable to fixed transfers for the duration of the term certain period if a contract owner who has elected a Single Life with Term Certain Income Option or a Joint and 100% Last Survivor

with Term Certain Income Option takes a partial withdrawal from the contract.

Full Withdrawals (Full Redemptions)

A full withdrawal is only permitted under the following Income Options: Term Certain and Term Certain with Enhanced Death Benefit.  The Commutation Value upon full withdrawal may be more or less than the purchase payment made to the contract.  The Commutation Value will reflect Variable Account charges, charges for any optional riders elected, Investment Option charges, the investment performance of the Investment Options, prior redemptions, and remaining term certain annuity payments.  A CDSC may apply.  Upon full withdrawal, the contract is terminated.

Restrictions on Withdrawals from a Tax Sheltered Annuity

The withdrawal of interest in the contract attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a custodial account (as described in Internal Revenue Code Section 403(b)(7)), may be executed only if otherwise permitted by the contract and:

1)	when the contract owner attains age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any withdrawal in the case of hardship may not include any income attributable to salary reduction contributions.

These withdrawal limitations apply to the withdrawal of interest in the contract attributable to the following:

1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3)
all amounts transferred from custodial accounts described in Internal Revenue Code Section 403(b)(7) (except that employer contributions and earnings in such accounts as of December 31, 1988, may be withdrawn in the case of hardship).

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above, but may be subject to restrictions found in the employer's plan or the Internal Revenue Code.

Assignment

Contract rights are personal to the contract owner and may not be assigned.

Annuity Payments

Income Start Date

The Income Start Date is the date chosen by the contract owner as the date for annuity payments to begin.  The Income Start Date must be no earlier than the day after the end of the free look period and no later than one year after the date of issue.  In connection with the Income Start Date, the contract owner also elects the frequency of annuity payment dates.

Frequency and Amount of Annuity Payments

Payments are made based on the Income Option and frequency selected.  Payment frequencies available are: monthly, quarterly, semi-annually, or annually.  In no event will Nationwide make payments less frequently than annually.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100.  The payment frequency will be changed to an interval that will result in payments of at least $100.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Form of Annuity Payment

The contract owner may elect to receive annuity payments by electronic funds transfer or by check.  If the contract owner makes no election as to the payment method, Nationwide will make annuity payments via electronic funds transfer or via check, in the event bank information has not been provided .  The contract owner may change the form of payment at any time by notifying Nationwide in writing.

For contracts issued on or after May 1, 2004, Nationwide reserves the right to assess a fee, not to exceed $15, for each annuity payment made by check.  No such charge will be assessed to contracts issued prior to May 1, 2004.  The check fee compensates Nationwide for expenses related to processing and mailing checks.  The fee will be deducted from each annuity payment check issued.

Fixed Annuity Payments

Fixed Annuity Payments provide for level annuity payments.  The Fixed Annuity Payments will remain level unless the Income Option calls for a reduction in the annuity income upon withdrawal or death of the Annuitant (or joint Annuitant).  See Appendix B.

Variable Annuity Payments

Variable Annuity Payments will vary depending on the performance of the Investment Options selected.  The Investment Options available during annuitization are those Investment Options shown in the Appendix A.

Assumed Investment Return

An Assumed Investment Return is the net investment return required to maintain level Variable Annuity Payments.  That is, if the net investment performance of each Sub-Account in which the contract owner invests exactly equals the Assumed Investment Return for every payment period, then each payment will be the same amount.  To the extent that investment performance is not equal to the Assumed Investment Return for given payment periods, the amount of the payments in those periods will not be the same.  Payments will increase from one payment date to the next if the annualized net rate of return is greater than the Assumed Investment Return during that time.  Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than the Assumed Investment Return during that time.

At the time of application, the contract owner elects one of three available Assumed Investment Return percentages: 3.5%, 5.0%, or 6.0%.  This percentage cannot be changed after contract issuance.  Refer to Appendix C for more information on selecting an Assumed Investment Return percentage.  One or more of the above Assumed Investment Return percentages might not be available in all states.  Please refer to your contract for specific information.

If the AIA Income Foundation Rider is elected, the Assumed Investment Return percentage will be 3.0%.

Nationwide uses this percentage rate of return to determine the amount of the first Variable Annuity Payment.

First Variable Annuity Payment

The following factors determine the amount of the first Variable Annuity Payment:

•	the portion of the purchase payment allocated to provide Variable Annuity Payments;

•	the Variable Account Value on the Income Start Date;

•	the age and sex of the Annuitant (and joint Annuitant, if any);

•	the Income Option elected;

•	the frequency of annuity payments elected;

•	the Income Start Date;

•	the selected Assumed Investment Return (the net investment return required to maintain level Variable Annuity Payments);

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

Subsequent Variable Annuity Payments

Variable Annuity Payments will vary with the performance of the Investment Options chosen by the contract owner after the investment performance is adjusted by the Assumed Investment Return Factor.

The dollar amount of each subsequent Variable Annuity Payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Income Unit value for that Sub-Account as of the Income Start Date.  This establishes the number of Annuity Income Units provided by each Sub-Account for each Variable Annuity Payment after the first.

The number of Annuity Income Units for each Sub-Account will remain constant, subject to the following exceptions:

1)	if a reduction applies after the first death when the contract owner elected a joint and survivor Income Option;

2)	if the contract owner takes a withdrawal, as permitted under the Income Option elected;

3)	if the contract owner transfers value from one Investment Option to another;

4)	if the contract owner incurs a redemption fee; or

5)	if the contract owner makes a variable to fixed transfer.

The number of Annuity Income Units for each Sub-Account is multiplied by the Annuity Income Unit value for that Sub-Account for the Valuation Date for which the payment is due.  The sum of these results for all the Sub-Accounts in which the contract owner invests establishes the dollar amount of the Variable Annuity Payment.

Subsequent Variable Annuity Payments may be more or less than the previous Variable Annuity Payment, depending on whether the net investment performance of the elected Investment Options is greater or lesser than the Assumed Investment Return.

Value of an Annuity Income Unit

Annuity Income Unit values for Sub-Accounts are determined by:

1)
multiplying the Annuity Income Unit value for each Sub-Account for the immediately preceding Valuation Period by the net investment factor for the Sub-Account for the subsequent Valuation Period; and then

2)
multiplying the result from (1) by an interest factor to neutralize the Assumed Investment Return Factor year built into the purchase rate basis for variable payment annuities.  The Assumed Investment Return Factor corresponds with the Assumed Investment Return chosen by the contract owner.

Net Investment Factor

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

1)	the Net Asset Value of the Investment Option as of the end of the current Valuation Period; and

2)	the per share amount of any dividend or income distributions made by the Investment Option (if the date of the dividend or income distribution occurs during the current Valuation Period).

(b)	is the Net Asset Value of the Investment Option determined as of the end of the preceding Valuation Period.

(c)
is a factor representing the daily Variable Account charges.  The factor is equal to an annualized rate of 1.25% (2.25% if the AIA Income Foundation Rider has been chosen) of the Daily Net Assets of the Variable Account.

Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the Investment Option shares because of the deduction of Variable Account charges.

Though the number of Annuity Income Units will not change as a result of investment experience, the value of an Annuity Income Unit may increase or decrease from Valuation Period to Valuation Period.

Annual Benefit Leveling

If the contract owner elects Annual Benefit Leveling, Variable Annuity Payments will be adjusted to reflect the performance of the Investment Options once every 12 months, instead of with every payment.

On the Income Start Date (or the Income Start Date anniversary on which Annual Benefit Leveling begins), the number of Annuity Income Units necessary to make the payments for the following year will be calculated.  These Annuity Income Units will be redeemed from the Sub-Accounts and the redemption proceeds are immediately transferred to Nationwide's General Account.  The Annual Benefit Leveling interest rate in effect on the Income Start Date or Income Start Date anniversary will be used to calculate the guaranteed amount of level payments for the following year.

The level payment calculated on each subsequent Income Start Date anniversary could be higher or lower than the level payment for the previous year.

An election to start or discontinue Annual Benefit Leveling will take effect only on the Income Start Date or anniversary thereof.  In order for such an election to take effect on the next Income Start Date anniversary, Nationwide must receive the election at least 5 days prior to the Income Start Date anniversary.  If a contract owner elects Annual Benefit Leveling, the process of calculating leveled Variable Annuity Payments will take place on each subsequent Income Start Date anniversary until the contract owner instructs Nationwide otherwise.

Nationwide reserves the right to discontinue Annual Benefit Leveling.  If Nationwide does discontinue this program, any contract owner receiving leveled Variable Annuity Payments will continue to do so until the next Income Start Date anniversary.

America's Income Annuity Income FoundationSM Rider

The AIA Income Foundation Rider can only be elected at the time of application.  If elected, Nationwide will deduct an additional 1.00% of the Daily Net Assets of the Variable Account.  This charge is in addition to the Variable Account charges of 1.25% assessed against every contract.  This charge will be assessed for the life of the contract.  The charge associated with the AIA Income Foundation Rider is not assessed against the fixed annuity portion of the contract.  Election of the Rider is irrevocable.

The AIA Income Foundation Rider provides the contract owner with a choice between two guaranteed Variable Annuity Payment options ("GVAP options"): an 85% Level Floor, or a 75% Step-Up Floor.  Once the GVAP option is chosen, it cannot be changed.

Nationwide calculates and pays Variable Annuity Payments under the contract according to the Income Option and frequency selected by the contract.  Calculated Variable Annuity Payments will vary with the performance of the Investment Options chosen by the contract owner.  Contract owners who elect the AIA Income Foundation Rider receive a guarantee that when market declines cause their calculated Variable Annuity Payment amount to fall below the guaranteed floor amount, Nationwide will make up the difference such that the contract owner will receive a guaranteed payment, regardless of poor market performance.

Nationwide determines the first guaranteed floor payment at contract issuance.  If the 85% Level Floor is elected, the guaranteed floor payment amount determined at contract issuance will not change for the life of the contract, subject to the terms of the contract.  (See, "Reductions in the Guaranteed Floor Payment").  If the 75% Step-Up Floor is elected, Nationwide will recalculate the guaranteed floor payment on each Income Start Date Anniversary.  The guaranteed floor payment under this option will not be reduced, and may even increase, subject to the terms of the contract.  (See "Reduction in the Guaranteed Floor Payment" and "75% Step-Up Floor").

The AIA Income Foundation Rider will also protect payments for contracts that have elected Annual Benefit Leveling.  (See, "Guaranteed Floor Payment and Annual Benefit Leveling").

Determining the Guaranteed Floor Payment

At contract issuance, Nationwide will determine the amount of the initial guaranteed floor payment.  Nationwide will use a projected first Variable Annuity Payment and apply the chosen GVAP option to determine the amount of the initial guaranteed floor payment.  Nationwide considers the following factors when calculating the projected first Variable Annuity Payment:

•	the amount of the purchase payment allocated to Variable Annuity Payments;

•	any applicable contract charges;

•	an Assumed Investment Return of 3.0%; and

•	the annuity purchase rate guaranteed at the time of contract issuance.

Annuity purchase rates may vary by Income Option, Annuitant age, sex, time of issue, annuity type (fixed vs. variable), and Assumed Investment Return.

The guaranteed floor payment under the 85% Level Floor option will be 85% of the first projected Variable Annuity Payment described above.  This guaranteed floor payment will remain in effect for the life of the contract, subject to the contract's terms (see "Reductions in the Guaranteed Floor Payment").  If at any time during the life of the contract the contract owner's calculated Variable Annuity Payments fall below the guaranteed floor payment established at contract issuance, Nationwide will pay the contract owner the guaranteed floor payment.

The guaranteed floor payment under the 75% Step-Up Floor option will be 75% of the first projected Variable Annuity Payment described above.  This initial guaranteed floor payment will remain in effect until the first Income Start Date anniversary, subject to the contract's terms (see "Reductions in the Guaranteed Floor Payment").  Upon the first, and every subsequent Income Start Date anniversary, Nationwide will recalculate the guaranteed floor payment (see, "75% Step-Up Floor").  If at any time during the life of the contract the contract owner's calculated Variable Annuity Payments fall below the guaranteed floor payment currently in effect, Nationwide will pay the current guaranteed floor payment.

The first Variable Annuity Payment due to the contract owner will be calculated on the Income Start Date.  Nationwide uses the Assumed Investment Return to determine the amount of the first Variable Annuity Payment.  For contracts that have elected the AIA Income Foundation Rider, the Assumed Investment Return will be 3.0%.  Please refer to "Variable Annuity Payment" for more information on how the first and subsequent Variable Annuity Payments are calculated.

The first Variable Annuity Payment made to the contract owner is protected by the GVAP option selected.  Thus, the first payment received by the contract owner could be the guaranteed floor payment if the first calculated Variable Annuity Payment is less than the guaranteed floor payment.

75% Step-Up Floor

On each one-year anniversary of the Income Start Date, Nationwide will recalculate the guaranteed floor payment under this option.  The new guaranteed floor payment amount on each Income Start Date anniversary will be the greater of:

1.	the previous year's guaranteed floor payment; or

2.	75% of the Variable Annuity Payment calculated on the Income Start Date anniversary (without regard to Annual Benefit Leveling, if elected).

The guaranteed floor payment will be recalculated each Income Start Date Anniversary until the contract is terminated.  There is no maximum guaranteed amount.  The guaranteed floor payment amount is subject to reduction in accordance with the terms of the contract (see "Reductions in the Guaranteed Floor Payment").

Guaranteed Floor Payment and Annual Benefit Leveling

If the contract owner has elected to receive level payments under Annual Benefit Leveling, Nationwide will compare the payment due under Annual Benefit Leveling with the guaranteed floor payment calculated on the Income Start Date (and each subsequent Income Start Date anniversary).  The payment actually received, if Annual Benefit Leveling is in effect, will be the higher of the two calculations.  Nationwide will make this comparison on each Income Start Date anniversary for as long as the contract owner continues Annual Benefit Leveling, see "Annual Benefit Leveling" earlier in this prospectus.

Reductions in the Guaranteed Floor Payment

Certain transactions permitted under the contract may cause a reduction in the guaranteed floor payment in effect at the time of the transaction.  Typically, if circumstances cause a reduction in the calculated Variable Annuity Payment, then a proportionate reduction in the guaranteed floor payment will also occur.

Redemption Fees

If the contract owner incurs a redemption fee, according to the "Short-Term Trading Fees" provision, the guaranteed floor payment will be reduced by the ratio of the amount of the fee to the Variable Account Value immediately preceding the transfer request.

Variable to Fixed Transfers

If the contract owner makes a variable to fixed transfer (as permitted in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision), the guaranteed floor payment will be reduced by the ratio of the amount transferred from the Variable Account to the Variable Account Value immediately prior to the transfer request.

Withdrawals

The contract permits withdrawals before the Income Start Date and after the Income Start Date, according to the Income Option selected.  Any time the contract owner elects a partial withdrawal of Variable Annuity Payments, Nationwide will reduce the number of Annuity Income Units provided by each Sub-Account on a pro-rata basis for the remainder of the term certain period.  For contracts that have elected the AIA Income Foundation Rider, this reduction in Annuity Income Units will result in a proportionate reduction in the guaranteed floor payment amount for the remainder of the term certain period.  See, "Partial Withdrawals (Partial Redemptions)" earlier in this prospectus.

If, at the end of the term certain period the Annuitant is still alive, annuity payments will be calculated as if no withdrawal had been taken (see "Income Options").  Accordingly, the guaranteed floor payment will also be calculated as if no withdrawals had been taken.  In these circumstances, the guaranteed floor payment will be at least what it was immediately prior to the first withdrawal.

A full withdrawal is only permitted under certain Income Options.  The Commutation Value of Variable Annuity Payments upon full withdrawal of a contract that has elected the AIA Income Foundation Rider will be calculated in the same manner as a contract that has not elected the rider.  However, the actual value will be less due to the charge associated with the rider.  See, "Full Withdrawals (Full Redemptions)" earlier in this prospectus.

Joint and Life Income Options

Under certain joint and life Income Options the calculated Variable Annuity Payment due the contract owner following the death of the first Annuitant will be reduced according to the terms of the applicable Income Option (see "Income Options").  Accordingly, the guaranteed floor payment will be reduced by the same percentage as the calculated Variable Annuity Payment is reduced under the applicable Income Option.

Continuation of Payments Upon Death of Annuitant

The AIA Income Foundation Rider applies to the Continuation of Payments Death Benefit Option if elected by any beneficiary.  The guaranteed floor payment for multiple beneficiaries who elect to continue payments will be based upon:

•	The current guaranteed floor payment that would be in effect if the Annuitant had not died; and

•	The percentage of the death benefit the beneficiary is entitled to receive (see "Death of Annuitant").

Required Minimum Distributions

If the contract is issued as a Tax Sheltered Annuity, the Internal Revenue Code requires certain minimum distributions (see Appendix E).  If a minimum distribution is required, the impact to the guaranteed floor payment will be the same as a partial withdrawal.

Conditions Associated with the AIA Income Foundation Rider

The AIA Income Foundation Rider must be elected at application and the election is irrevocable.  The applicant must choose one of the GVAP options:  either the 85% Level Floor or the 75% Step-Up Floor.  Once the GVAP option is chosen, it cannot be changed.  The following conditions apply when the AIA Income Foundation Rider is elected:

•	Term-Certain payment options with periods of less than 10 years cannot be elected.

•
Nationwide reserves the right to assess a fee on any variable to fixed transfer of Contract Value when the Rider is elected.  The fee will be the lesser of $25 or 2% of the amount transferred.  This transfer fee may not apply to contracts that do not elect the Rider see "Standard Charges and Deductions" earlier in this prospectus.

•	If only Fixed Annuity Payments are elected, the rider is unavailable.

•	The list of available Investment Options in the contract is restricted.

•	Allocations (including exchanges) to the variable Investment Options are subject to certain allocation restrictions.

There is no guaranteed Commutation Value associated with the election of a GVAP option.  Accordingly, amounts paid by Nationwide due to withdrawal or lump sum death benefit distribution will not reflect the future value of any guaranteed floor payments.  See "Commutation of Variable Annuity Payments" earlier in this prospectus.

Available Investment Options

Nationwide makes only certain Investment Options available when a contract owner elects the AIA Income Foundation Rider.  Nationwide selected the available options on the basis of certain risk factors associated with the Investment Option's investment objective.  Investment Options not made available in conjunction with the AIA Income Foundation Rider were excluded on the basis of similar risk considerations.

Nationwide will limit the amount of Variable Account Value that can be allocated to certain Investment Options when the AIA Income Foundation Rider is elected.

The available Investment Options are listed below in three categories.  Currently, there are no allocation restrictions associated with the Investment Options listed as Category III or Category I.  However, if any allocation is made to a Category II Investment Option, Nationwide may require up to 30% of the Variable Account Value also be invested in Category I Investment Options.  Currently, the required Category I allocation is only 20%.

For example, if a contract owner who elected the AIA Income Foundation Rider selected all Category III Investment Options on his or her application, Nationwide would not require any allocation to Category I.  However, if that same contract owner subsequently makes an exchange of Variable Account Value from Category III to Category II, Nationwide will require that the contract owner also allocate at least 20% of the current Variable Account Value to Category I.  In the future Nationwide could require up to 30% be allocated to Category I in this same scenario.

Subsequent exchange requests may be rejected if their execution would result in final allocations of Variable Account Value that do not meet the current allocation requirements.

These allocation restrictions apply to the initial purchase payment as well as any subsequent transfers among the Investment Options.  Nationwide will notify the contract owner if a requested allocation of initial purchase payment or subsequent exchange cannot be completed.

Income Options

Category I Investment Options

American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
Fidelity Variable Insurance Products Fund
•	VIP Investment Grade Bond Portfolio: Service Class
Nationwide Variable Insurance Trust ("NVIT")
•	American Funds NVIT Bond Fund: Class II
•	NVIT Core Bond Fund: Class I
•	NVIT Core Plus Bond Fund: Class II
•	NVIT Government Bond Fund: Class I
•	NVIT Money Market Fund: Class I
•	NVIT Short Term Bond Fund: Class II
Neuberger Berman Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class
PIMCO Variable Insurance Trust
•	Low Duration Portfolio: Advisor Class

In addition to the above Category I Investment Options, the following Investment Options are only available in contracts for which good order applications were received before May 1, 2009:

Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class II

In addition to the above Category I Investment Options, the following Investment Options are only available in contracts for which good order applications were received before May 1, 2008:

Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares

Category II Investment Options

AllianceBernstein Variable Products Fund, Inc.
•	AllianceBernstein Small/Mid Cap Value Portfolio:
Class B
American Century Variable Portfolios, Inc.
•	American Century VP Mid Cap Value Fund: Class II
Dreyfus
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class
•	VIP Growth Portfolio: Service Class
•	VIP Mid Cap Portfolio: Service Class 2
Invesco
•	Invesco V.I. Capital Development Fund: Series II
Janus Aspen Series
•	Forty Portfolio: Service Shares
MFS® Variable Insurance Trust
•	MFS Value Series: Service Class
Nationwide Variable Insurance Trust
•	American Century NVIT Multi Cap Value Fund: Class I
•	American Funds NVIT Growth Fund: Class II
•	American Funds NVIT Growth-Income Fund: Class II
•	Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	Neuberger Berman NVIT Socially Responsible Fund: Class I
•	NVIT CardinalSM Aggressive Fund: Class II
•	NVIT Investor Destinations Funds: Class II
➢	NVIT Investor Destinations Aggressive Fund: Class II
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Multi-Manager Large Cap Growth Fund: Class I
•	NVIT Multi-Manager Large Cap Value Fund: Class I
•	NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	NVIT Multi-Manager Mid Cap Value Fund: Class II
•	NVIT Nationwide Fund: Class I
•	Oppenheimer NVIT Large Cap Growth Fund: Class I
•	Van Kampen NVIT Comstock Value Fund: Class I
Oppenheimer Variable Account Funds
•	Oppenheimer Main Street Fund® /VA: Non-Service Shares

In addition to the above Category II Investment Options, the following Investment Options are no longer available to receive transfers or new purchase payments effective May 1, 2010:

Nationwide Variable Insurance Trust
•	NVIT Multi-Manager Large Cap Value Fund: Class II

In addition to the above Category II Investment Options, the following Investment Options are only available in contracts for which good order applications were received before May 1, 2009:

American Century Variable Portfolios, Inc.
•	American Century VP Value Fund: Class I
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II

In addition to the above Category II Investment Options, the following Investment Options are only available in contracts for which good order applications were received before May 1, 2008:

Fidelity Variable Insurance Products Fund
•	VIP Contrafund® Portfolio: Service Class
Invesco
•	Invesco V.I. Capital Appreciation Fund: Series II
Neuberger Berman Advisers Management Trust
•	AMT Socially Responsive Portfolio: I Class

In addition to the above Category II Investment Options, the following Investment Options are only available in contracts for which good order applications were received before May 1, 2006:

Fidelity Variable Insurance Products Fund
•	VIP Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class 2
MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class

Category III Investment Options

Fidelity Variable Insurance Products Fund
•	Fidelity VIP Freedom Fund 2010 Portfolio:
Service Class 2
•	Fidelity VIP Freedom Fund 2020 Portfolio:
Service Class 2
•	Fidelity VIP Freedom Fund 2030 Portfolio:
Service Class 2
Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
Nationwide Variable Insurance Trust
•	American Funds NVIT Asset Allocation Fund: Class II
•	NVIT CardinalSM Balanced Fund: Class II
•	NVIT CardinalSM Capital Appreciation Fund: Class II
•	NVIT CardinalSM Conservative Fund: Class II
•	NVIT CardinalSM Moderate Fund: Class II
•	NVIT CardinalSM Moderately Aggressive Fund: Class II
•	NVIT CardinalSM Moderately Conservative Fund
•	NVIT Investor Destinations Funds: Class II
➢	NVIT Investor Destinations Conservative Fund: Class II
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	NVIT Investor Destinations Balanced Fund: Class II
➢	NVIT Investor Destinations Moderate Fund: Class II
➢	NVIT Investor Destinations Capital Appreciation Fund: Class II
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II

Contract owners must elect an Income Option.  This election is made at the time of application and is irrevocable.

The Income Options available are:

•	Single Life;

•	Single Life with Term Certain;

•	Single Life with Cash Refund;

•	Joint and Last Survivor;

•	Joint and 100% Last Survivor with Term Certain;

•	Joint and 100% Last Survivor with Cash Refund;

•	Joint and 50% Survivor;

•	Term Certain; and

•	Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002).

Each of the Income Options is discussed more thoroughly below.

Single Life

The Single Life Income Option provides for annuity payments to be paid during the lifetime of the Annuitant.

Payments will cease with the last payment before the Annuitant's death.  Any Contract Value not paid as of the date of the Annuitant's death will be forfeited.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Single Life with Term Certain

The Single Life with Term Certain Income Option provides that annuity payments will be paid during the Annuitant's lifetime or for the term certain period selected by the contract owner on the application, whichever is longer.

During the term certain period, the owner may elect at any time prior to the death of the Annuitant to withdraw all or a part of the value of the remaining term certain period payments.  If the owner elects to take such a withdrawal, the annuity payments for the remaining term certain period will be reduced as described in the "Partial Withdrawals (Partial Redemptions)" provision.  If, at the end of the term certain period, the Annuitant is still alive, annuity payments will be calculated as if no withdrawal had been taken.  However, the actual dollar amount of annuity payments may be more or less than the last payment prior to the withdrawal, since the dollar amount of annuity payments depends on the investment performance of the Investment Options elected by the contract owner.  Withdrawals may be subject to a CDSC.

If the Annuitant dies during this term certain period, the beneficiary will have the option to receive the Commutation Value of the remaining payments of the term certain period either periodically over the remainder of the term certain period, or in a single lump sum payment.

Single Life with Cash Refund

The Single Life with Cash Refund Income Option provides that annuity payments will be made during the lifetime of the Annuitant.

If the Annuitant dies before aggregate annuity payments actually received by the Annuitant are at least equal to the purchase payment, less any premium tax, the difference between the aggregate annuity payments actually received by the Annuitant and the purchase payment, less any premium tax, will be paid to the beneficiary in a single lump sum.

No withdrawals other than the death benefit or scheduled annuity payments are permitted.

Joint and Last Survivor

The Joint and Last Survivor Income Option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant.  After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor.  Payments to the survivor will be 50%, 75%, or 100% of the amount that would have been paid if both Annuitants were living, depending on which continuation percentage was selected by the contract owner on the application.

Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant.  Any Contract Value not paid as of the date of the last surviving Annuitant's death will be forfeited.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Joint and 100% Last Survivor with Term Certain

The Joint and 100% Last Survivor with Term Certain Income Option provides for annuity payments to be made during the joint lifetimes of the Annuitant and joint Annuitant or for the term certain period selected by the contract owner on the application, whichever is longer.  After the death of either the Annuitant or joint Annuitant, if the term certain period has not expired, payments will continue at the same level for the remainder of the term certain period.  If either Annuitant survives the expiration of the term certain period, payments will continue at the same level for the life of the survivor.

During the term certain period, the owner may elect at any time prior to the second death of the Annuitant and joint Annuitant to withdraw all or part of the value of the remaining term certain period payments.  If the owner elects to take such a withdrawal, the annuity payments for the remaining term certain period will be reduced as described in the "Partial Withdrawals (Partial Redemptions)" provision.  If, at the end of the term certain period, one (or both) of the Annuitants is still alive, annuity payments will be calculated as if no withdrawal had been taken.  However, the actual dollar amount of annuity payments may be more or less than the last payment prior to the withdrawal, since the dollar amount of annuity payments depends on the investment performance of the Investment Options elected by the contract owner.  Withdrawals may be subject to a CDSC.

If the Annuitant and joint Annuitant die during the term certain period, the beneficiary will have the option to receive the Commutation Value of the remaining payments of the term certain period either periodically over the remainder of the term certain period, or in a single lump sum payment.

Joint and 100% Last Survivor with Cash Refund

The Joint and 100% Last Survivor with Cash Refund Income Option provides for annuity payments to be made during the joint lifetimes of the Annuitant and joint Annuitant.

After the death of either the Annuitant or joint Annuitant, payments will continue at the same level for the life of the survivor.

If the survivor dies after the Income Start Date, but before aggregate annuity payments actually received by the Annuitant are at least equal to the single purchase payment, less any premium tax, the difference between the aggregate annuity payments actually received by the Annuitant and the single purchase payment, less any premium tax, will be paid to the beneficiary in a single lump sum.

No withdrawals other than the death benefit and scheduled annuity payments are permitted.

Joint and 50% Survivor

The Joint and 50% Survivor Income Option provides for annuity payments to be made during the joint lifetimes of the Annuitant and joint Annuitant.

After the death of the Annuitant, payments of 50% of the amount that would have been paid if the Annuitant were living will be made for the life of the joint Annuitant.  If the joint Annuitant dies before the Annuitant, the 50% reduction does not apply.

Payments will cease with the last payment due before the death of the last survivor of the Annuitant and joint Annuitant.  Any Contract Value not paid as of the date of the last surviving Annuitant's death will be forfeited.  No death benefit will be paid.  No withdrawals other than the scheduled annuity payments are permitted.

Term Certain

The Term Certain Income Option provides for annuity payments to be made for the term certain selected by the contract owner on the application.  Nationwide reserves the right to limit the availability of some term certain durations.

The contract owner may elect at any time prior to the Annuitant's death to withdraw all or part of the value of the contract as set forth in the "Withdrawals (Redemptions)" provision.  Withdrawals may be subject to a CDSC.

If the Annuitant dies during the term certain period, the beneficiary will have the option to continue payments for the remainder of the period or to receive the Commutation Value of the remaining payments in a single lump sum payment.

Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002)

The Term Certain with Enhanced Death Benefit Income Option provides for annuity payments to be made for the term certain selected by the contract owner on the application.

The contract owner may elect at any time prior to the Annuitant's death to withdraw all or part of the value of the contract.  Withdrawals may be subject to a CDSC.

If the Annuitant dies during the term certain period, the beneficiary will have the option to continue payments for the remainder of the period or to receive the death benefit in a single lump sum payment as described in the Lump Sum Death Benefit Option and Continuation of Payments Death Benefit Option below.

The Term Certain with Enhanced Death Benefit Income Option may not be available in all states.

Lump Sum Death Benefit Option

If the beneficiary elects to receive the death benefit in one lump sum, Nationwide will calculate the death benefit (after receipt of proper proof of death and complete instructions) as described below.

The beneficiary will receive the present value of any Fixed Annuity Payments remaining in the term certain period.

Additionally, the beneficiary will receive the present value of any Variable Annuity Payments remaining in the term certain period.  This amount will be the greater of (1) or (2) where:

(1)	is the Commutation Value of the Variable Annuity Payments remaining in the term certain period; and

(2)
is the Commutation Value of the Variable Annuity Payments remaining in the term certain period, calculated as if each remaining payment would be equal to the highest Variable Annuity Payment the Annuitant received under the contract prior to the Annuitant's attaining age 80 (or, if the Annuitant died prior to attaining age 80, the date of the Annuitant's death).

The Commutation Values will be calculated using the Assumed Investment Return elected for the contract and will be proportionally adjusted for any partial withdrawals that have been taken.

If Annual Benefit Leveling is in effect, the present value of remaining Variable Annuity Payments will be comprised of two components:

(a)
The non-leveled Variable Annuity Payment component, which will equal the Commutation Value of the Variable Annuity Payments remaining in the term certain period after the next Income Start Date anniversary (which do not include leveled payments); and

(b)
The leveled Variable Annuity Payment component, which will equal the Commutation Value of the remaining leveled Variable Annuity Payments scheduled to be paid until the next Income Start Date anniversary.  The present value of these payments will be calculated using the Annual Benefit Leveling interest rate that was assumed when the leveled payment amount was determined.

Continuation of Payments Death Benefit Option

If the beneficiary elects to receive the death benefit in the form of annuity payments for the remainder of the term certain period, Nationwide will calculate the annuity payments (after receipt of proper proof of death and complete instructions) as described below.

The beneficiary will receive Fixed Annuity Payments at the same level as prior to the Annuitant's death for the remainder of the term certain period.

Additionally, the beneficiary will receive Variable Annuity Payments for the remainder of the term certain period, based on the number of Annuity Income Units that correlates to the greater of (1) or (2) where:

(1)	is the dollar amount of the most recent Variable Annuity Payment; and

(2)
is the dollar amount of the highest Variable Annuity Payment the Annuitant received under the contract prior to the Annuitant's attaining age 80 (or, if the Annuitant died prior to attaining age 80, the date of the Annuitant's death).

Nationwide will proportionately adjust the number of Annuity Income Units to equal the number of Annuity Income Units in the greater of (1) or (2) above.  The beneficiary is able to submit transfer requests to reallocate the Contract Value to other Sub-Accounts.  Each remaining Variable Annuity Payment will reflect the adjusted number of Annuity Income Units and the performance of the Sub-Accounts in which they are invested.

Note, however, that if Annual Benefit Leveling is in effect at the time of the Annuitant's death, the leveled Variable Annuity Payments will continue at the same level until the next Income Start Date anniversary and will not be included in the adjusted Variable Annuity Payments described above.

The beneficiary may withdraw part or all of the remaining death benefit at any time.  The amount withdrawn will be the Commutation Value, which is calculated as described in the "Withdrawals On or After the Income Start Date" provision, using the Assumed Investment Return elected by the contract owner.

Any Other Option

Income Options not set forth in this provision may be available.  Both Nationwide and the contract owner must approve any Income Option not set forth in this provision.

Death Before the Income Start Date

Death of Contract Owner

If a contract owner (including a joint owner) who is not the Annuitant dies before the Income Start Date, no death benefit is payable and ownership rights will vest in the surviving joint owner.  If there is no surviving joint owner, ownership rights will vest in the Annuitant.  Subject to the "Required Distributions" provisions in Appendix E, the Annuitant will be entitled to receive scheduled annuity payments.

If the contract owner who is also the Annuitant dies before the Income Start Date, the terms of the "Death of Annuitant" provision apply.

Death of Annuitant

If the Annuitant dies before the Income Start Date, the contract will terminate and Nationwide will pay the Contract Value to the surviving owner(s).  If there is no surviving owner, the beneficiary will be entitled to elect a lump sum distribution or to receive annuity benefits in accordance with the "Required Distributions" provisions.

Death On or After the Income Start Date

Death of Contract Owner

If a contract owner (including a joint owner) dies on or after the Income Start Date, annuity payments will continue under the elected Income Option and ownership rights will vest in any surviving joint owner.  If there is no surviving joint owner, ownership rights will vest in the Annuitant.

Death of Annuitant

If the Annuitant dies on or after the Income Start Date, the terms of the Income Option elected by the contract owner will apply.

Once Nationwide is notified of the Annuitant's (and joint Annuitant's, if applicable) death, any remaining term certain fixed or Variable Annuity Payments will be suspended until Nationwide has received proper proof of death and complete instructions to either continue payments or pay the death benefit in a single lump sum.  The availability of any withdrawals allowed by the selected Income Option will also be suspended for this period.  In addition, the Commutation Value of any remaining term certain Variable Annuity Payments will be transferred to the money market Investment Option no later than the Valuation Date following receipt by Nationwide of notification of death.

Once Nationwide receives proper proof of death and complete instructions, Nationwide will make any payments that were suspended.  The amount of each suspended Variable Annuity Payment will be determined using the Annuity Income Unit values for the money market Investment Option on the date the Variable Annuity Payment was originally scheduled to be made.  No interest will be paid on any payments that were suspended.  Once any remaining term certain fixed or Variable Annuity Payments have resumed, the beneficiary shall have the right to make any transfers to other Investment Options allowed by the contract.

Instructions regarding payment of any death benefit provided by the Income Option selected must be in writing or in a form otherwise acceptable to Nationwide.  Nationwide reserves the right to require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.

If a lump sum death benefit is available and has been elected, it will be paid to the beneficiary within seven days of receipt of proper proof of death and instructions satisfactory to Nationwide.

Statements and Reports

Nationwide will mail to contract owners all statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract's quarterly activity;

•	confirmation statements showing transactions that affect the contract's value; and

•	semi-annual and annual reports of allocated Investment Options.

Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide's secure server. To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  The Company has responded to information requests and/or subpoenas from the SEC in 2003 and the New York State Attorney General in 2005 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company.  The Company is not aware of any further action on these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker-dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission.  The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position.  It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of the Company’s litigation matters.  There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

On September 10, 2009, NRS was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v. Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin “Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z .  On January 22, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants.  Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On February 5, 2010, the Company filed a motion to dismiss, or in the alternative, a motion to stay the amended complaint.  On February 9, 2010, the individual defendants filed a motion to dismiss the amended complaint.  On December 13, 2009, the plaintiff filed a motion to consolidate this case with Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association . The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z . On December 2, 2008, NRS and NLIC were named in an Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin, Steven E. Coker, Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA's directors, officers and board members, and PEBCO directors, officers and board members. The class period is from November 20, 2001 to the date of trial.  In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract.  The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled.  Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants.  On December 16, 2008, the Companies filed their Answer. On April 28, 2009, the court entered an order denying the plaintiffs’ motion for preliminary injunction.  NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al .  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On May 23, 2008, the Court granted the defendants’

motion to dismiss.  On June 19, 2008, the plaintiffs filed a notice of appeal.  On July 10, 2009, the Court of Appeals heard oral argument.  NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc .  The plaintiff sought to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleged that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint sought an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint.  On February 3, 2010, the Sixth Circuit Court of Appeals affirmed the District Court’s dismissal of this case.   NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company .  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participant's had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”.  Also on November 6, 2009, the Court denied plaintiffs' motion to strike NFS and NLIC’s counterclaim for breach of fiduciary duty against the Trustees, in the event NFS and NLIC are held to be a fiduciary at trial, and granted H. Grady Chandler’s motion to intervene.  On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court's order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the 6th Amended Complaint.  On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful “revenue sharing” payments.  NFS and NLIC continue to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800- 848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-79327

Appendix A: Investment Options

Below is a list of the available Investment Options and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Investment Options invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund corresponding to this Investment Option assesses (or reserves the right to assess) a Short-Term Trading Fee (see "Short-Term Trading Fees" earlier in the prospectus).
FF:
The underlying mutual fund corresponding to this Investment Option primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Investment Option may incur higher charges than if   the assets were invested in an underlying mutual fund that does not invest in other mutual funds.   Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S.
inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
This investment option is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Adviser:	BlackRock Advisors, LLC
Sub-adviser:	BlackRock Investment Management, LLC; BlackRock Asset Management U.K.
Limited
Investment Objective:	Seeks high total investment return.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (formerly, Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares)
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Franklin Portfolio Associates
Investment Objective:	Capital growth.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity
Management & Research (U.K.) Inc., Fidelity Research & Analysis Company,
Fidelity Investments Japan Limited, Fidelity International Investment
Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Capital growth.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited, Fidelity Investments Japan
Limited
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments
Japan Limited, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis
Company, Fidelity International Investment Advisors, Fidelity International
Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited, Fidelity Investments Japan
Limited
Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited, Fidelity Investments Japan
Limited
Investment Objective:	Long-term capital growth.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This investment option is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2
This investment option is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Adviser:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This investment option is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.

Invesco - Invesco V.I. Capital Appreciation Fund: Series II (formerly, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares)
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Capital Development Fund: Series II (formerly, AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares)
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

Janus Aspen Series - Balanced Portfolio: Service Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Global Technology Portfolio: Service Shares
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Overseas Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Overseas Portfolio: Service Shares
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This investment option is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

Nationwide Variable Insurance Trust - AllianceBernstein NVIT Global Fixed Income Fund: Class III
This investment option is only available in contracts for which good order applications were received before May 1, 2010
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Designation: STTF

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains)
consistent with the preservation of capital over the long term.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund Seeks maximize an investors level of current income and preserve the investor's capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Effective May 1, 2005 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class I
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class I
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class I)
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III)
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe,
Australasia and Far East Index ("MSCI EAFE»
Index") as closely as possible before the deduction of Fund expenses.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund ("Aggressive Fund" or the
"Fund") seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund ("Balanced Fund" or the
"Fund") seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund ("Capital
Appreciation Fund" or the "Fund") seeks growth
of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor
Destinations Funds.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund ("Conservative Fund" or
the "Fund") seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund ("Moderate Fund" or the
"Fund") seeks a high level of total return
consistent with a moderate level of risk as compared to other Investor
Destinations Funds.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund ("Moderately
Aggressive Fund" or the "Fund") seeks
growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other
Investor Destinations Funds.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund ("Moderately
Conservative Fund" or the "Fund")
seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Global Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management Inc.;
Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management Inc.;
Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Effective May 1, 2010 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management L.P.; Neuberger Berman Management, Inc.
and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Gartmore Global Partners; Morgan Stanley
Investment Management; Neuberger Berman Management, Inc.; Putnam
Investment Management, LLC; Waddell & Reed Investment Management
Company
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (formerly, Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class I)
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Designation: STTF

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Designation: STTF

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4
This investment option is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares
Effective May 1, 2007 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares)
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in
Fixed Income Instruments that are economically tied to foreign (non-U.S.)
countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
This investment option is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Effective May 1, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Putnam Investment Management, LLC
Sub-adviser:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This investment option is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
This investment option is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
This investment option is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital appreciation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
This investment option is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
Effective May 1, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Van Eck Variable Insurance Products Trust -  Van Eck VIP Emerging Markets Fund: Initial Class (formerly, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class)
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class (formerly, Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class)
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities.
Income is a secondary consideration.

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund (formerly, Wells Fargo Advantage Funds® Variable Trust - VT Small Cap Growth Fund)
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

Appendix B: Fixed Annuity Payments

The contracts described in this prospectus are combination fixed and variable immediate annuity contracts.  This appendix discusses those interests under the contracts that relate to Fixed Annuity Payments.

Interests in Fixed Annuity Payments purchased under the contracts are supported by Nationwide's General Account.  In reliance on certain exemptions provided for under the Securities Act of 1933, such interests have not been registered with the SEC, and the SEC has not reviewed the following disclosures.

Fixed Annuity Payment Allocations under the Contract

Contract owners not allocating all of their single purchase payment to the Variable Account for the purchase of Variable Annuity Payments may allocate their single purchase payment to Nationwide's General Account for the purchase of Fixed Annuity Payments.  Alternatively, contract owners may allocate their single purchase payment to the General Account and the Variable Account for the purchase of a combination of fixed and Variable Annuity Payments.

Amounts originally allocated for the purchase of Fixed Annuity Payments may not be reallocated to the Variable Account to purchase Variable Annuity Payments.  However, subject to certain terms and conditions, contract owners may execute a variable to fixed transfer, as described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision.  The amount originally allocated to provide Fixed Annuity Payments, and each amount subsequent amount allocated to provide Fixed Annuity Payments as a result of one or more variable to fixed transfers, constitute an independent series of Fixed Annuity Payments or "fixed annuity segments."

Determination of Fixed Annuity Payments

Fixed Annuity Payments are level, meaning that each payment received will be the same, unless certain transactions are affected on the contract.  Fixed Annuity Payments will be reduced if:

•	non-annuity payment withdrawals are taken, as permitted under some Income Options;

•
required under the terms of the Income Option elected.  For example, under the joint and last survivor Income Option, annuity payments continuing to a survivor after the death of either the Annuitant or joint Annuitant may be reduced if the contract owner selected a continuation percentage of less than 100%.  Other Income Options may provide for similar reductions in Fixed Annuity Payments.

Fixed Annuity Payments will be increased if the contract owner makes one or more variable to fixed transfers.

When the contract owner allocates all or part of the single purchase payment for the purchase of Fixed Annuity Payments, or if the contract owner makes one or more variable to fixed transfers, the amount of each fixed annuity segment will be determined by Nationwide, based on the following factors:

•	the amount allocated for the purchase of Fixed Annuity Payments, or, in the case of a variable to fixed transfer, the amount transferred from the Variable Account to purchase Fixed Annuity Payments;

•	the age of the Annuitant (and joint Annuitant, if any) at the time of contract issuance and at the time of each variable to fixed transfer;

•	the sex of the Annuitant (and joint Annuitant, if any) at the time of contract issuance;

•	the Income Option elected;

•	the frequency of annuity payments elected (monthly, quarterly, etc.);

•	the Income Start Date or the date Fixed Annuity Payments begin that are the result of one or more variable to fixed transfers;

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

These factors will allow Nationwide to determine the level of Fixed Annuity Payments it is able to guarantee on the basis of its expense, mortality, and normal profit assumptions.

Assets transferred to purchase Fixed Annuity Payments pursuant to a variable to fixed transfer will receive the purchase rate that is current as of the date of the transfer.  This could result in different purchase rates for different Fixed Annuity Payment allocations.

Fixed Annuity Payments and the Annuity Income Options

Fixed Annuity Payments may be purchased in conjunction with any of the Income Options available under the contract.

Commutation Value of Fixed Annuity Payments

Under certain circumstances, it may be necessary to "commute" the value of Fixed Annuity Payments.  The Commutation Value of Fixed Annuity Payments is the value of future guaranteed Fixed Annuity Payments that are converted mathematically into a lump sum.  This is commonly referred to as a "present value" calculation.  There are two basic purposes for which it may be necessary to calculate the Commutation Value of Fixed Annuity Payments.

First, under term certain Income Options, the contract owner has the right to make withdrawals from the contract that are in addition to regularly scheduled annuity payments.  In order to know what can be withdrawn from allocations for Fixed Annuity Payments, it is necessary to know the Commutation Value of Fixed Annuity Payments at the time the withdrawal is taken.  (It is important to understand that partial withdrawals of this nature will reduce on-going Fixed Annuity Payments subsequent to the withdrawal, and a CDSC may apply as well – see the following section.)

Second, for those Income Options that provide a death benefit based on Commutation Values, the Commutation Value of remaining Fixed Annuity Payments will equal the lump sum death benefit to which a beneficiary is entitled, insofar as Fixed Annuity Payments are concerned.

It may also be necessary to calculate the Commutation Value of Fixed Annuity Payments when a contract owner and/or Annuitant die prior to the Income Start Date.

The Adjusted Contract Rate

For purposes of calculating the Commutation Value of guaranteed Fixed Annuity Payments, Nationwide calculates the present value of such payments, using the adjusted contract rate.

The adjusted contract rate is equal to the Commutation Value interest rate (which is a rate of interest established on the date the contract is issued and on the date of each variable to fixed transfer), plus the interest rate adjustment.

The interest rate adjustment is equal to;

CMT(c) – CMT(i); where

CMT(c) = the 10-year Constant Maturity Treasury (CMT) rate in effect on the date the request for withdrawal is received (or on the date of a death benefit calculation); and

CMT(i) = the 10-year Constant Maturity Treasury (CMT) rate in effect on the date the contract is issued (for fixed annuity segments purchased at the time the contract is issued) and/or the 10-year CMT rate in effect when any fixed annuity segments are created as a result of a variable to fixed transfer.

The CMT rates are interest rate quotations for various maturity durations published by the Federal Reserve Board on a regular basis.  These rates represent a readily available and consistently reliable interest rate benchmark in financial markets.

If the Federal Reserve Board halts publication of CMT rates, or if for any reason the CMT rates become unavailable, Nationwide will use appropriate rates based on Treasury bond yields.

Contingent Deferred Sales Charges (CDSC)

Under term certain Income Options (including the term certain with enhanced death benefit option) withdrawals in addition to regularly scheduled annuity payments may be taken.  Nationwide may assess a CDSC if such withdrawals are taken.

The CDSC is calculated by multiplying the applicable CDSC percentage by the amount that is withdrawn.  The applicable CDSC will not be applied to any amount in excess of the single purchase payment.

CDSC may be assessed based on amounts withdrawn from Variable Annuity Payment allocations as well as Fixed Annuity Payment allocations.

CDSC Percentages
Number of Completed Years from Date of Issue	CDSC Percentage
0	6%*
1	6%
2	5%
3	5%
4	4%
5	3%
6	2%
Thereafter	0%

*For contracts issued on or after May 1, 2003 and before May 1, 2004, no CDSC will be assessed for withdrawals taken during the first contract year.

Appendix C: Illustration of Variable Annuity Income

The following charts demonstrate how the Assumed Investment Return (AIR) selected, and how different levels of investment performance, would affect variable annuity income over time.  Variable income will increase from one Income Start Date anniversary to the next if the annualized net rate of return during that time is greater than the AIR chosen.  Variable income will decrease if the annualized net rate of return is less than the AIR.  The first Variable Annuity Payment will be lower if the contract owner selected a 3.5% AIR than if the contract owner selected a 5.0% AIR.  However, subsequent Variable Annuity Payments will increase more rapidly (or decrease more slowly) with a 3.5% AIR than with a 5.0% AIR.

Each of the three charts below shows the variable annuity income amounts for a contract with a 3.5% AIR, a contract with a 5.0% AIR, and a contract with a 6.0% AIR.  The 6.0% AIR may not be available in all states.  (Check with your registered representative regarding availability.)  The first chart is based on a 0% constant investment return before expenses, the second is based on a 6% return, and the third is based on a 12% return.  These are hypothetical rates of return.  Nationwide does not guarantee that the contract will earn these returns.  The charts are for illustrative purposes only.  They do not represent past or future investment returns.
A contract owner's variable annuity income will differ from the income shown if the actual returns of the Investment Options selected are different than those shown below.  Since it is very likely that investment returns will fluctuate over time, the amount of variable annuity income actually received will also fluctuate.  The total amount of variable annuity income actually received will depend on the cumulative investment returns of the Investment Options chosen, the contract owner's life span, and the Income Option chosen.  The Annuitant's age and sex will also affect the level of annuity payments.

The variable income amounts shown reflect the deduction of all fees and expenses.  Actual Investment Option fees and expenses will vary from year to year and from Investment Option to Investment Option.  Actual expenses may be higher or lower than the rate used in the illustrations.  The illustration does not consider contracts that have elected the AIA Income Foundation Rider.  The illustrations assume that each Investment Option will incur expenses at an average annualized rate of 0.95% of the average Daily Net Assets of the Investment Option.  The insurance charges are calculated at an annualized rate of 1.25% of the average Daily Net Assets of the Variable Account.  After taking these expenses and charges into consideration, the illustrated gross investment returns of 0%, 6%, and 12% are approximately equal to the net rates (which means after expenses have been deducted) of -2.19%, 3.68% and 9.55%, respectively.

Assumptions:
Annuitant: Male, Age 70
Date of Birth: 01/01/30
Annuity Purchase Amount: $100,000
Income Option: Single Life with a 10 Year Term Certain
Income Start Date: 01/01/00
Variable Annuity Percentage: 100%
Payment Frequency: Monthly

Appendix D: Condensed Financial Information

The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2009.  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).

The following Investment Options were added to the Variable Account effective May 1, 2010, therefore; no Condensed Financial Information is available:

Janus Aspen Series
•	Global Technology Portfolio: Service II Shares
Nationwide Variable Insurance Trust ("NVIT")
•	NVIT Multi-Manager Large Cap Value Fund: Class I
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Health Sciences Portfolio: II

No Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	8.472197	10.068761	18.84%	1,363	2009
	14.466786	8.472197	-41.44%	1,499	2008
	13.971839	14.466786	3.54%	1,644	2007
	12.094129	13.971839	15.53%	1,798	2006
	11.708653	12.094129	3.29%	1,963	2005
	10.660536	11.708653	9.83%	0	2004
	10.000000	10.660536	6.61%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.495046	13.376095	40.87%	363	2009
	14.965038	9.495046	-36.55%	391	2008
	14.927481	14.965038	0.25%	419	2007
	13.236164	14.927481	12.78%	450	2006
	12.569700	13.236164	5.30%	1,090	2005
	10.689767	12.569700	17.59%	0	2004
	10.000000	10.689767	6.90%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.308735	12.308103	8.84%	85,289	2009
	11.636753	11.308735	-2.82%	106,360	2008
	10.763004	11.636753	8.12%	107,223	2007
	10.728572	10.763004	0.32%	98,314	2006
	10.696844	10.728572	0.30%	222,391	2005
	10.237378	10.696844	4.49%	856	2004
	10.000000	10.237378	2.37%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	10.000143	11.662225	16.62%	28,629	2009
	15.481418	10.000143	-35.41%	32,196	2008
	15.689047	15.481418	-1.32%	35,807	2007
	13.568544	15.689047	15.63%	40,123	2006
	13.131678	13.568544	3.33%	239,843	2005
	11.768787	13.131678	11.58%	0	2004
	9.213262	11.768787	27.74%	96	2003
	11.571520	9.213262	-20.38%	3,485	2002
	12.787029	11.571520	-9.51%	2,356	2001
	14.485724	12.787029	-11.73%	1,110	2000

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	9.561908	12.256429	28.18%	19,506	2009
	12.826795	9.561908	-25.45%	22,059	2008
	13.312954	12.826795	-3.65%	24,953	2007
	11.213063	13.312954	18.73%	4,859	2006
	10.000000	11.213063	12.13%	5,986	2005*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.941148	17.685118	18.37%	55,349	2009
	20.663458	14.941148	-27.69%	63,265	2008
	22.059989	20.663458	-6.33%	71,282	2007
	18.826617	22.059989	17.17%	87,936	2006
	18.150582	18.826617	3.72%	321,257	2005
	16.076066	18.150582	12.90%	156	2004
	12.623723	16.076066	27.35%	1,213	2003
	14.630021	12.623723	-13.71%	3,076	2002
	13.132406	14.630021	11.40%	3,876	2001
	11.255628	13.132406	16.67%	246	2000

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.076097	20.76%	4,020	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.979863	12.321501	23.46%	38,038	2009
	14.628661	9.979863	-31.78%	38,615	2008
	14.912520	14.628661	-1.90%	48,169	2007
	13.198697	14.912520	12.98%	49,400	2006
	12.463747	13.198697	5.90%	88,187	2005
	10.355238	12.463747	20.36%	2,209	2004
	7.610820	10.355238	36.06%	743	2003
	10.000000	7.610820	-23.89%	17,848	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.664898	10.124093	32.08%	4,661	2009
	11.836884	7.664898	-35.25%	4,958	2008
	11.121665	11.836884	6.43%	5,324	2007
	10.313177	11.121665	7.84%	7,855	2006
	10.078937	10.313177	2.32%	287,872	2005
	9.609681	10.078937	4.88%	0	2004
	7.722981	9.609681	24.43%	0	2003
	11.006915	7.722981	-29.84%	261	2002
	14.397461	11.006915	-23.55%	0	2001
	16.386683	14.397461	-12.14%	0	2000

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	9.241214	11.528882	24.76%	161,410	2009
	14.888051	9.241214	-37.93%	178,041	2008
	14.324729	14.888051	3.93%	187,272	2007
	12.559128	14.324729	14.06%	188,695	2006
	12.147726	12.559128	3.39%	799,340	2005
	11.118412	12.147726	9.26%	7,442	2004
	8.771190	11.118412	26.76%	1,456	2003
	11.440825	8.771190	-23.33%	41,029	2002
	13.193664	11.440825	-13.29%	7,028	2001
	14.726559	13.193664	-10.41%	2,351	2000

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.513296	12.723920	21.03%	34,475	2009
	15.112442	10.513296	-30.43%	36,030	2008
	14.285838	15.112442	5.79%	47,925	2007
	12.419725	14.285838	15.03%	61,446	2006
	12.049000	12.419725	3.08%	368,495	2005
	11.615394	12.049000	3.73%	0	2004
	9.707308	11.615394	19.66%	96	2003
	11.803122	9.707308	-17.76%	1,613	2002
	13.180436	11.803122	-10.45%	2,042	2001
	13.433832	13.180436	-1.89%	0	2000

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	6.502407	8.075468	24.19%	0	2009
	10.581711	6.502407	-38.55%	0	2008
	12.078880	10.581711	-12.39%	0	2007
	11.815361	12.078880	2.23%	0	2006
	11.334718	11.815361	4.24%	0	2005
	10.336480	11.334718	9.66%	0	2004
	10.000000	10.336480	3.36%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	9.606853	10.745277	11.85%	0	2009
	13.832225	9.606853	-30.55%	0	2008
	12.776417	13.832225	8.26%	0	2007
	11.174187	12.776417	14.34%	0	2006
	11.126609	11.174187	0.43%	0	2005
	10.519530	11.126609	5.77%	0	2004
	10.000000	10.519530	5.20%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.738951	15.150425	18.93%	86,216	2009
	13.914256	12.738951	-8.45%	116,276	2008
	13.371467	13.914256	4.06%	129,160	2007
	13.000205	13.371467	2.86%	140,825	2006
	12.995693	13.000205	0.03%	312,788	2005
	12.700446	12.995693	2.32%	2,419	2004
	12.290233	12.700446	3.34%	1,193	2003
	11.386105	12.290233	7.94%	3,950	2002
	10.675429	11.386105	6.66%	22,058	2001
	9.787093	10.675429	9.08%	410	2000

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	9.165923	11.219591	22.41%	1,831	2009
	12.403881	9.165923	-26.10%	2,431	2008
	11.585934	12.403881	7.06%	2,743	2007
	10.706491	11.585934	8.21%	3,171	2006
	10.000000	10.706491	7.06%	977	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.754255	11.112765	26.94%	5,095	2009
	13.192339	8.754255	-33.64%	5,604	2008
	12.149289	13.192339	8.59%	1,206	2007
	11.013523	12.149289	10.31%	1,316	2006
	10.000000	11.013523	10.14%	379	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.380464	10.855980	29.54%	23,975	2009
	13.726255	8.380464	-38.95%	24,989	2008
	12.514327	13.726255	9.68%	10,880	2007
	11.221906	12.514327	11.52%	3,182	2006
	10.000000	11.221906	12.22%	372	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	13.295440	17.811784	33.97%	128,056	2009
	23.462203	13.295440	-43.33%	149,618	2008
	20.220546	23.462203	16.03%	160,354	2007
	18.349198	20.220546	10.20%	162,799	2006
	15.901687	18.349198	15.39%	648,372	2005
	13.961332	15.901687	13.90%	917	2004
	11.014882	13.961332	26.75%	298	2003
	12.315058	11.014882	-10.56%	2,705	2002
	14.231074	12.315058	-13.46%	3,466	2001
	15.447579	14.231074	-7.88%	16,651	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.993789	14.563801	45.73%	15,235	2009
	22.196567	9.993789	-54.98%	18,683	2008
	15.434380	22.196567	43.81%	14,590	2007
	13.402323	15.434380	15.16%	10,959	2006
	10.000000	13.402323	34.02%	4,964	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.137667	13.017361	28.41%	119,323	2009
	17.918117	10.137667	-43.42%	133,127	2008
	17.892525	17.918117	0.14%	153,650	2007
	15.088589	17.892525	18.58%	170,739	2006
	14.447194	15.088589	4.44%	833,906	2005
	13.134952	14.447194	9.99%	300	2004
	10.214304	13.134952	28.59%	0	2003
	12.462000	10.214304	-18.04%	8,231	2002
	13.297371	12.462000	-6.28%	4,899	2001
	12.432231	13.297371	6.96%	5,641	2000

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.554807	7.993274	43.90%	1,671	2009
	12.517484	5.554807	-55.62%	1,881	2008
	10.302731	12.517484	21.50%	2,104	2007
	9.907573	10.302731	3.99%	2,356	2006
	9.215932	9.907573	7.50%	9,592	2005
	8.717183	9.215932	5.72%	0	2004
	6.808058	8.717183	28.04%	0	2003
	8.829438	6.808058	-22.89%	0	2002
	10.450878	8.829438	-15.51%	0	2001
	12.777351	10.450878	-18.21%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.329103	10.540147	26.55%	54,525	2009
	15.985215	8.329103	-47.89%	61,549	2008
	12.759957	15.985215	25.28%	64,455	2007
	12.106070	12.759957	5.40%	62,580	2006
	11.600743	12.106070	4.36%	515,706	2005
	11.376316	11.600743	1.97%	4	2004
	8.676036	11.376316	31.12%	0	2003
	12.587267	8.676036	-31.07%	2,849	2002
	15.494279	12.587267	-18.76%	6,608	2001
	17.641868	15.494279	-12.17%	21,563	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.519187	12.095392	41.98%	10,836	2009
	11.512518	8.519187	-26.00%	12,144	2008
	11.357330	11.512518	1.37%	13,868	2007
	10.344409	11.357330	9.79%	16,809	2006
	10.217205	10.344409	1.24%	74,317	2005
	9.451656	10.217205	8.10%	0	2004
	7.538157	9.451656	25.38%	384	2003
	7.367024	7.538157	2.32%	653	2002
	8.468211	7.367024	-13.00%	230	2001
	11.080460	8.468211	-23.58%	1,540	2000

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.644234	12.158698	14.23%	45,839	2009
	11.152038	10.644234	-4.55%	45,866	2008
	10.837555	11.152038	2.90%	71,111	2007
	10.521925	10.837555	3.00%	54,571	2006
	10.437626	10.521925	0.81%	88,768	2005
	10.132142	10.437626	3.01%	184	2004
	10.000000	10.132142	1.32%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	11.571985	15.969957	38.01%	34,309	2009
	19.403947	11.571985	-40.36%	42,254	2008
	17.037613	19.403947	13.89%	44,994	2007
	15.348956	17.037613	11.00%	38,613	2006
	13.169953	15.348956	16.55%	62,513	2005
	10.698680	13.169953	23.10%	144	2004
	10.000000	10.698680	6.99%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.794322	13.477523	24.86%	13,523	2009
	19.473097	10.794322	-44.57%	16,260	2008
	16.825747	19.473097	15.73%	27,450	2007
	14.445584	16.825747	16.48%	32,236	2006
	12.295261	14.445584	17.49%	75,699	2005
	10.971102	12.295261	12.07%	0	2004
	7.757996	10.971102	41.42%	0	2003
	9.862700	7.757996	-21.34%	0	2002
	12.687275	9.862700	-22.26%	436	2001
	15.890221	12.687275	-20.16%	346	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.757924	13.437646	24.91%	41,885	2009
	19.411921	10.757924	-44.58%	46,012	2008
	16.770243	19.411921	15.75%	50,426	2007
	14.397587	16.770243	16.48%	39,565	2006
	12.259263	14.397587	17.44%	100,227	2005
	10.000000	12.259263	22.59%	820	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.630562	11.860125	55.43%	12,014	2009
	15.826899	7.630562	-51.79%	15,769	2008
	15.178387	15.826899	4.27%	25,582	2007
	13.227488	15.178387	14.75%	29,117	2006
	13.060805	13.227488	1.28%	54,639	2005
	11.603120	13.060805	12.56%	0	2004
	7.446470	11.603120	55.82%	690	2003
	10.000000	7.446470	-25.54%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.916115	10.599753	33.90%	72,888	2009
	11.396036	7.916115	-30.54%	70,827	2008
	11.123200	11.396036	2.45%	54,183	2007
	10.000000	11.123200	11.23%	29,347	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	9.178848	10.636241	15.88%	45,301	2009
	12.750528	9.178848	-28.01%	52,893	2008
	13.269467	12.750528	-3.91%	64,129	2007
	11.472529	13.269467	15.66%	72,752	2006
	11.232480	11.472529	2.14%	167,272	2005
	10.247554	11.232480	9.61%	901	2004
	10.000000	10.247554	2.48%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.324935	13.168615	27.54%	38,054	2009
	15.609664	10.324935	-33.86%	41,985	2008
	16.193756	15.609664	-3.61%	38,304	2007
	14.017788	16.193756	15.52%	37,491	2006
	13.050590	14.017788	7.41%	54,273	2005
	10.679693	13.050590	22.20%	977	2004
	10.000000	10.679693	6.80%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.600419	8.489692	28.62%	2,765	2009
	10.000000	6.600419	-34.00%	2,693	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.545392	16.272686	70.48%	18,098	2009
	20.424312	9.545392	-53.26%	20,608	2008
	16.071961	20.424312	27.08%	23,091	2007
	12.698125	16.071961	26.57%	17,154	2006
	10.000000	12.698125	26.98%	24,526	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	10.955666	14.826263	35.33%	2,121	2009
	18.608192	10.955666	-41.12%	4,144	2008
	16.322062	18.608192	14.01%	5,496	2007
	13.609486	16.322062	19.93%	6,397	2006
	12.509221	13.609486	8.80%	18,386	2005
	10.687308	12.509221	17.05%	0	2004
	10.000000	10.687308	6.87%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.958058	13.491423	35.48%	23,174	2009
	16.917785	9.958058	-41.14%	31,656	2008
	14.840751	16.917785	14.00%	35,541	2007
	12.372710	14.840751	19.95%	34,461	2006
	11.376180	12.372710	8.76%	59,700	2005
	10.000000	11.376180	13.76%	1,237	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.556261	14.716298	17.20%	30,567	2009
	11.972125	12.556261	4.88%	27,390	2008
	10.919750	11.972125	9.64%	20,473	2007
	9.799086	10.919750	11.44%	13,665	2006
	10.000000	9.799086	-2.01%	15,611	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.589445	9.047315	19.21%	2,237	2009
	13.395769	7.589445	-43.34%	3,708	2008
	12.141679	13.395769	10.33%	4,611	2007
	11.592668	12.141679	4.74%	1,568	2006
	10.811543	11.592668	7.22%	2,251	2005
	10.296349	10.811543	5.00%	0	2004
	10.000000	10.296349	2.96%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	8.337056	11.689827	40.22%	8,257	2009
	15.968485	8.337056	-47.79%	9,088	2008
	14.628656	15.968485	9.16%	10,020	2007
	12.741948	14.628656	14.81%	12,449	2006
	11.808586	12.741948	7.90%	34,592	2005
	10.374012	11.808586	13.83%	0	2004
	10.000000	10.374012	3.74%	0	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	18.101080	21.735727	20.08%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.542833	14.314603	24.01%	7,927	2009
	13.925434	11.542833	-17.11%	7,919	2008
	12.787179	13.925434	8.90%	2,342	2007
	11.727222	12.787179	9.04%	3,983	2006
	11.030242	11.727222	6.32%	8,941	2005
	10.314462	11.030242	6.94%	0	2004
	10.000000	10.314462	3.14%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.412493	9.246199	44.19%	44,137	2009
	11.660629	6.412493	-45.01%	40,646	2008
	8.642729	11.660629	34.92%	32,984	2007
	8.020653	8.642729	7.76%	29,751	2006
	7.215824	8.020653	11.15%	87,496	2005
	6.194175	7.215824	16.49%	0	2004
	5.216955	6.194175	18.73%	0	2003
	6.283990	5.216955	-16.98%	1,195	2002
	8.141323	6.283990	-22.81%	2,245	2001
	10.000000	8.141323	-18.59%	17,732	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.631430	4.077032	54.94%	3,021	2009
	4.756180	2.631430	-44.67%	3,445	2008
	3.957908	4.756180	20.17%	3,827	2007
	3.716911	3.957908	6.48%	4,566	2006
	3.374104	3.716911	10.16%	28,760	2005
	3.397584	3.374104	-0.69%	0	2004
	2.348897	3.397584	44.65%	0	2003
	4.027049	2.348897	-41.67%	0	2002
	6.506406	4.027049	-38.11%	0	2001
	10.000000	6.506406	-34.94%	2,574	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.593655	24.038282	76.83%	14,120	2009
	28.805444	13.593655	-52.81%	12,570	2008
	22.777550	28.805444	26.46%	15,505	2007
	15.722944	22.777550	44.87%	4,455	2006
	12.060003	15.722944	30.37%	0	2005
	10.000000	12.060003	20.60%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.941109	14.042580	76.83%	12,153	2009
	16.834173	7.941109	-52.83%	16,157	2008
	13.317081	16.834173	26.41%	17,711	2007
	9.196737	13.317081	44.80%	20,358	2006
	7.058336	9.196737	30.30%	78,544	2005
	6.022291	7.058336	17.20%	0	2004
	4.533041	6.022291	32.85%	0	2003
	6.183160	4.533041	-26.69%	0	2002
	8.178071	6.183160	-24.39%	4,295	2001
	10.000000	8.178071	-18.22%	6,933	2000*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	8.134716	11.173604	37.36%	17,229	2009
	13.071783	8.134716	-37.77%	17,864	2008
	11.923591	13.071783	9.63%	19,750	2007
	11.252200	11.923591	5.97%	22,488	2006
	10.932163	11.252200	2.93%	62,111	2005
	10.157854	10.932163	7.62%	975	2004
	10.000000	10.157854	1.58%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.763214	13.014934	20.92%	15,759	2009
	16.205840	10.763214	-33.58%	19,144	2008
	15.253770	16.205840	6.24%	22,698	2007
	12.817901	15.253770	19.00%	18,892	2006
	12.191297	12.817901	5.14%	26,763	2005
	10.751630	12.191297	13.39%	539	2004
	10.000000	10.751630	7.52%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.087672	10.170049	11.91%	24,007	2009
	10.630241	9.087672	-14.51%	22,440	2008
	10.275244	10.630241	3.45%	27,135	2007
	9.985363	10.275244	2.90%	28,599	2006
	9.967544	9.985363	0.18%	104,466	2005
	10.015684	9.967544	-0.48%	0	2004
	10.000000	10.015684	0.16%	105	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.259416	8.799827	21.22%	3,382	2009
	12.145853	7.259416	-40.23%	3,884	2008
	12.237442	12.145853	-0.75%	4,471	2007
	11.773573	12.237442	3.94%	5,320	2006
	11.586478	11.773573	1.61%	15,515	2005
	10.487525	11.286478	7.62%	969	2004
	10.000000	10.487525	4.88%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.887810	11.534933	29.78%	1,574	2009
	14.862813	8.887810	-40.20%	1,977	2008
	13.987076	14.862813	6.26%	3,218	2007
	12.456727	13.987076	12.29%	2,897	2006
	11.804504	12.456727	5.53%	5,481	2005
	10.552559	11.804504	11.86%	0	2004
	10.000000	10.552559	5.53%	0	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.323537	13.24%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.459482	24.59%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.609027	9.273251	21.87%	116,592	2009
	10.972607	7.609027	-30.65%	124,934	2008
	10.469308	10.972607	4.81%	39,343	2007
	10.000000	10.469308	4.69%	22,383	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.458857	10.475482	10.75%	47,991	2009
	10.627782	9.458857	-11.00%	24,305	2008
	10.451366	10.627782	1.69%	23,350	2007
	10.000000	10.451366	4.51%	1,696	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.357433	10.288170	39.83%	36,352	2009
	12.142021	7.357433	-39.41%	43,007	2008
	10.752059	12.142021	12.93%	43,570	2007
	10.000000	10.752059	7.52%	22,418	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.256195	8.573945	37.05%	40,958	2009
	11.356722	6.256195	-44.91%	40,561	2008
	10.278312	11.356722	10.49%	39,955	2007
	10.000000	10.278312	2.78%	7,714	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.999507	7.742763	29.06%	56,798	2009
	9.809470	5.999507	-38.84%	61,030	2008
	10.000000	9.809470	-1.91%	49,128	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.730712	15.470945	44.17%	17,311	2009
	15.090339	10.730712	-28.89%	26,170	2008
	14.817911	15.090339	1.84%	30,813	2007
	13.566462	14.817911	9.22%	40,429	2006
	13.418308	13.566462	1.10%	153,214	2005
	12.342012	13.418308	8.72%	209	2004
	10.221629	12.342012	20.74%	0	2003
	10.027593	10.221629	1.94%	241	2002
	9.744373	10.027593	2.91%	7,295	2001
	10.757403	9.744373	-9.42%	1,338	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.258152	11.912792	44.25%	43,131	2009
	11.630759	8.258152	-29.00%	56,887	2008
	11.417078	11.630759	1.87%	50,365	2007
	10.453271	11.417078	9.22%	22,811	2006
	10.000000	10.453271	4.53%	104,103	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	8.303713	10.637128	28.10%	1,660	2009
	15.588521	8.303713	-46.73%	1,965	2008
	12.416347	15.588521	25.55%	2,281	2007
	9.455883	12.416347	31.31%	2,610	2006
	7.353676	9.455883	28.59%	4,108	2005
	6.521138	7.353676	12.77%	0	2004
	4.869101	6.521138	33.93%	0	2003
	6.496891	4.869101	-25.05%	1,209	2002
	9.221767	6.496891	-29.55%	0	2001
	10.000000	9.221767	-7.78%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.461818	6.982004	27.83%	8,052	2009
	10.000000	5.461818	-45.38%	5,501	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	10.667936	13.168676	23.44%	4,289	2009
	19.409873	10.667936	-45.04%	4,638	2008
	16.394468	19.409873	18.39%	5,011	2007
	13.188122	16.394468	24.31%	5,405	2006
	11.190533	13.188122	17.85%	11,956	2005
	9.797330	11.190533	14.22%	0	2004
	7.291847	9.797330	34.36%	0	2003
	9.897097	7.291847	-26.32%	0	2002
	12.345376	9.897097	-19.83%	1,528	2001
	14.257588	12.345376	-13.41%	729	2000

Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.304907	33.05%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.138900	7.762224	51.05%	27,578	2009
	10.000000	5.138900	-48.61%	388	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.126637	7.957915	29.89%	0	2009
	10.000000	6.126637	-38.73%	0	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	6.359322	8.113295	27.58%	0	2009
	10.000000	6.359322	-36.41%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	7.922177	9.373787	18.32%	24,285	2009
	10.000000	7.922177	-20.78%	928	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	7.199765	8.827775	22.61%	18,563	2009
	10.000000	7.199765	-28.00%	20,360	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	9.072864	10.126015	11.61%	11,128	2009
	10.000000	9.072864	-9.27%	3,576	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	7.557700	9.101202	20.42%	28,880	2009
	10.000000	7.557700	-24.42%	0	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	6.836576	8.545465	25.00%	27,370	2009
	10.000000	6.836576	-31.63%	25,562	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	8.302301	9.648048	16.21%	1,922	2009
	10.000000	8.302301	-16.98%	892	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.862143	10.594362	7.42%	1,741	2009
	10.000000	9.862143	-1.38%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.846106	11.321157	14.98%	1,807	2009
	10.000000	9.846106	-1.54%	2,299	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	14.045719	22.651951	61.27%	4,268	2009
	33.675844	14.045719	-58.29%	4,524	2008
	23.426504	33.675844	43.75%	4,918	2007
	17.351085	23.426504	35.01%	5,247	2006
	13.246644	17.351085	30.98%	18,849	2005
	11.109704	13.246644	19.23%	0	2004
	6.807349	11.109704	63.20%	0	2003
	8.132085	6.807349	-16.29%	0	2002
	8.685889	8.132085	-6.38%	1,504	2001
	10.000000	8.685889	-13.14%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	15.455536	24.951644	61.44%	9,828	2009
	37.115561	15.455536	-58.36%	9,897	2008
	25.824796	37.115561	43.72%	12,959	2007
	19.137690	25.824796	34.94%	7,808	2006
	14.608663	19.137690	31.00%	13,071	2005
	10.000000	14.608663	46.09%	908	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	15.224418	15.438298	1.40%	93,362	2009
	14.312279	15.224418	6.37%	116,227	2008
	13.526164	14.312279	5.81%	127,314	2007
	13.254058	13.526164	2.05%	140,155	2006
	12.997203	13.254058	1.98%	364,157	2005
	12.745923	12.997203	1.97%	147	2004
	12.654152	12.745923	0.73%	134	2003
	11.546116	12.654152	9.60%	3,457	2002
	10.902126	11.546116	5.91%	25,716	2001
	9.809384	10.902126	11.14%	403	2000

NVIT NVIT Growth Fund: Class I - Q/NQ	5.099795	6.721715	31.80%	7,140	2009
	8.425771	5.099795	-39.47%	8,276	2008
	7.137919	8.425771	18.04%	9,571	2007
	6.808112	7.137919	4.84%	10,947	2006
	6.473239	6.808112	5.17%	28,810	2005
	6.060807	6.473239	6.80%	0	2004
	4.623680	6.060807	31.08%	0	2003
	6.568981	4.623680	-29.61%	0	2002
	9.257262	6.568981	-29.04%	0	2001
	12.759401	9.257262	-27.45%	0	2000

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.599237	8.381156	27.00%	924	2009
	11.743033	6.599237	-43.80%	1,176	2008
	10.871766	11.743033	8.01%	239	2007
	10.000000	10.871766	8.72%	3,597	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.691703	12.174286	25.62%	101,473	2009
	15.540025	9.691703	-37.63%	122,867	2008
	14.852830	15.540025	4.63%	130,377	2007
	12.869465	14.852830	15.41%	135,285	2006
	12.074239	12.869465	6.59%	183,220	2005
	10.723013	12.074239	12.60%	0	2004
	8.234496	10.723013	30.22%	0	2003
	10.000000	8.234496	-17.66%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.542944	15.43%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.102502	21.03%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.298120	12.170443	7.72%	50,750	2009
	12.174397	11.298120	-7.20%	51,141	2008
	11.699753	12.174397	4.06%	53,673	2007
	11.159571	11.699753	4.84%	61,920	2006
	10.938716	11.159571	2.02%	271,630	2005
	10.584735	10.938716	3.34%	0	2004
	9.933326	10.584735	6.56%	0	2003
	10.000000	9.933326	-0.67%	1,953	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.486186	12.336608	17.65%	706,094	2009
	13.826087	10.486186	-24.16%	754,269	2008
	13.252053	13.826087	4.33%	806,933	2007
	12.051166	13.252053	9.96%	812,446	2006
	11.584213	12.051166	4.03%	1,483,835	2005
	10.709575	11.584213	8.17%	24,602	2004
	9.033690	10.709575	18.55%	0	2003
	10.000000	9.033690	-9.66%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.095565	12.401149	22.84%	298,099	2009
	14.901132	10.095565	-32.25%	327,193	2008
	14.216422	14.901132	4.82%	327,675	2007
	12.568358	14.216422	13.11%	310,101	2006
	11.886380	12.568358	5.74%	534,245	2005
	10.738253	11.886380	10.69%	8,590	2004
	8.586354	10.738253	25.06%	26,123	2003
	10.000000	8.586354	-14.14%	341	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.969951	12.410250	13.13%	199,159	2009
	13.076032	10.969951	-16.11%	226,759	2008
	12.509474	13.076032	4.53%	242,029	2007
	11.683322	12.509474	7.07%	277,140	2006
	11.322864	11.683322	3.18%	595,122	2005
	10.700165	11.322864	5.82%	3,109	2004
	9.530058	10.700165	12.28%	0	2003
	10.000000	9.530058	-4.70%	35,027	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.509748	22.295780	35.05%	29,766	2009
	26.314008	16.509748	-37.26%	35,674	2008
	24.775941	26.314008	6.21%	39,424	2007
	22.830881	24.775941	8.52%	47,037	2006
	20.623786	22.830881	10.70%	104,694	2005
	18.045837	20.623786	14.29%	243	2004
	13.571367	18.045837	32.97%	0	2003
	16.226571	13.571367	-16.36%	3,391	2002
	16.650563	16.226571	-2.55%	2,951	2001
	14.634711	16.650563	13.77%	458	2000

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.116391	11.969960	-1.21%	115,182	2009
	12.022852	12.116391	0.78%	128,880	2008
	11.619013	12.022852	3.48%	128,825	2007
	11.255765	11.619013	3.23%	240,888	2006
	11.101653	11.255765	1.39%	1,953,289	2005
	11.151696	11.101653	-0.45%	589	2004
	11.222643	11.151696	-0.63%	0	2003
	11.228670	11.222643	-0.05%	21,700	2002
	10.976083	11.228670	2.30%	15,295	2001
	10.482530	10.976083	4.71%	25,012	2000

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.255431	15.052787	22.83%	39325	2009
	15.005176	12.255431	-18.33%	52,562	2008
	14.524404	15.005176	3.31%	58,884	2007
	14.029010	14.524404	3.53%	57,500	2006
	13.903003	14.029010	0.91%	131,498	2005
	13.215501	13.903003	5.20%	0	2004
	11.936481	13.215501	10.72%	0	2003
	11.274938	11.936481	5.87%	1,657	2002
	10.959378	11.274938	2.88%	14,572	2001
	10.503468	10.959378	4.34%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.088932	8.205050	34.75%	32,966	2009
	10.000000	6.088932	-39.11%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	9.241535	11.818994	27.89%	230	2009
	17.486107	9.241535	-47.15%	249	2008
	17.241681	17.486107	1.42%	269	2007
	14.263887	17.241681	20.88%	290	2006
	12.921038	14.263887	10.39%	352	2005
	10.919858	12.921038	18.33%	0	2004
	10.000000	10.919858	9.20%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	8.156550	10.430049	27.87%	22,929	2009
	15.425341	8.156550	-47.12%	29,490	2008
	15.211230	15.425341	1.41%	34,365	2007
	12.583700	15.211230	20.88%	36,097	2006
	11.397535	12.583700	10.41%	88,514	2005
	10.000000	11.397535	13.98%	254	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.311220	8.088157	28.16%	12,876	2009
	10.000000	6.311220	-36.89%	0	2008*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.307318	8.056674	27.74%	0	2009
	10.000000	6.307318	-36.93%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.227072	7.816992	25.53%	78,824	2009
	10.000000	6.227072	-37.73%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.701262	8.633805	28.84%	18,359	2009
	10.000000	6.701262	-32.99%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	9.042865	11.382047	25.87%	11,305	2009
	17.091260	9.042865	-47.09%	13,392	2008
	15.771065	17.091260	8.37%	10,636	2007
	15.473935	15.771065	1.92%	11,116	2006
	14.496373	15.473935	6.74%	22,480	2005
	12.943374	14.496373	12.00%	345	2004
	9.762003	12.943374	32.59%	54	2003
	14.818626	9.762003	-34.12%	0	2002
	16.831886	14.818626	-11.96%	609	2001
	20.331712	16.831886	-17.21%	162	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	20.709509	25.811790	24.64%	23,203	2009
	30.910484	20.709509	-33.00%	26,148	2008
	33.621951	30.910484	-8.06%	28,877	2007
	29.026603	33.621951	15.83%	32,799	2006
	28.516666	29.026603	1.79%	85,809	2005
	24.618843	28.516666	15.83%	0	2004
	15.893715	24.618843	54.90%	15	2003
	22.097595	15.893715	-28.07%	831	2002
	17.445777	22.097595	26.66%	2,438	2001
	15.886176	17.445777	9.82%	912	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.086989	22.728813	33.02%	29,642	2009
	27.994447	17.086989	-38.96%	36,293	2008
	27.758912	27.994447	0.85%	44,367	2007
	25.089017	27.758912	10.64%	44,903	2006
	22.619557	25.089017	10.92%	108,927	2005
	19.244942	22.619557	17.54%	126	2004
	13.820149	19.244942	39.25%	0	2003
	16.928867	13.820149	-18.36%	918	2002
	18.376589	16.928867	-7.88%	3,101	2001
	17.087592	18.376589	7.54%	9,065	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.695593	10.827787	24.52%	62,682	2009
	15.066968	8.695593	-42.29%	70,973	2008
	14.104765	15.066968	6.82%	78,943	2007
	12.569807	14.104765	12.21%	90,632	2006
	11.846853	12.569807	6.10%	161,192	2005
	10.930890	11.846853	8.38%	0	2004
	8.680809	10.930890	25.92%	0	2003
	10.636664	8.680809	-18.39%	0	2002
	12.216049	10.636664	-12.93%	7,938	2001
	12.637807	12.216049	-3.34%	7,132	2000

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.599255	7.234189	29.20%	86,657	2009
	10.000000	5.599255	-44.01%	674	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.860285	10.429293	5.77%	6,704	2009
	10.000000	9.860285	-1.40%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.950830	29.51%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.838018	28.38%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.419634	10.688060	26.94%	33,552	2009
	13.532052	8.419634	-37.78%	44,763	2008
	14.014970	13.532052	-3.45%	52,321	2007
	12.244340	14.014970	14.46%	64,219	2006
	11.893755	12.244340	2.95%	144,100	2005
	10.250526	11.893755	16.03%	651	2004
	7.897653	10.250526	29.79%	0	2003
	10.684106	7.897653	-26.08%	1,229	2002
	12.317063	10.684106	-13.26%	0	2001
	13.954430	12.317063	-11.73%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.038225	14.325754	42.71%	43,804	2009
	18.658710	10.038225	-46.20%	63,277	2008
	16.553915	18.658710	12.71%	72,334	2007
	15.528631	16.553915	6.60%	88,078	2006
	14.961776	15.528631	3.79%	243,863	2005
	14.168379	14.961776	5.60%	0	2004
	10.957031	14.168379	29.31%	0	2003
	15.170607	10.957031	-27.77%	278	2002
	17.574219	15.170607	-13.68%	13,935	2001
	17.836627	17.574219	-1.47%	4,021	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.633328	18.807297	37.95%	29,761	2009
	23.085020	13.633328	-40.94%	32,361	2008
	21.985482	23.085020	5.00%	41,949	2007
	18.916877	21.985482	16.22%	31,727	2006
	16.753552	18.916877	12.91%	39,671	2005
	10.000000	16.753552	67.54%	1,138	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.594707	11.862818	38.02%	59,502	2009
	14.551844	8.594707	-40.94%	68,121	2008
	13.861145	14.551844	4.98%	77,186	2007
	11.926147	13.861145	16.22%	88,163	2006
	10.565033	11.926147	12.88%	231,602	2005
	8.978200	10.565033	17.67%	0	2004
	6.356923	8.978200	41.23%	0	2003
	8.267491	6.356923	-23.11%	4,395	2002
	9.518646	8.267491	-13.14%	15,697	2001
	10.000000	9.518646	-4.81%	16,998	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.019020	2.520477	24.84%	0	2009
	9.568097	2.019020	-78.90%	0	2008
	10.000000	9.568097	-4.32%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.502845	3.112924	24.38%	8,314	2009
	11.829189	2.502845	-78.84%	9,322	2008
	12.036191	11.829189	-1.72%	10,820	2007
	11.158615	12.036191	7.86%	11,906	2006
	11.077356	11.158615	0.73%	41,171	2005
	10.316723	11.077356	7.37%	803	2004
	10.000000	10.316723	3.17%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.425201	11.940024	26.68%	60,330	2009
	15.512276	9.425201	-39.24%	71,494	2008
	15.044165	15.512276	3.11%	82,806	2007
	13.244102	15.044165	13.59%	95,594	2006
	12.654982	13.244102	4.66%	232,726	2005
	11.707682	12.654982	8.09%	0	2004
	9.355937	11.707682	25.14%	1,370	2003
	11.667724	9.355937	-19.81%	6,111	2002
	13.152642	11.667724	-11.29%	2,341	2001
	14.599387	13.152642	-9.91%	10,114	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	8.867308	11.986096	35.17%	14,582	2009
	14.484337	8.867308	-38.78%	15,897	2008
	14.875772	14.484337	-2.63%	13,112	2007
	13.137799	14.875772	13.23%	14,220	2006
	12.125632	13.137799	8.35%	31,409	2005
	10.302989	12.125632	17.69%	0	2004
	10.000000	10.302989	3.03%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth/VA: Non-Service Shares - Q/NQ	8.708048	11.403177	30.95%	3,869	2009
	17.313969	8.708048	-49.71%	4,652	2008
	16.490117	17.313969	5.00%	4,989	2007
	16.218926	16.490117	1.67%	5,348	2006
	14.621223	16.218926	10.93%	18,926	2005
	12.361526	14.621223	18.28%	0	2004
	9.967175	12.361526	24.02%	0	2003
	13.978216	9.967175	-28.69%	0	2002
	20.596567	13.978216	-32.13%	0	2001
	23.496887	20.596567	-12.34%	4,147	2000

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class - Q/NQ	10.000000	10.874552	8.75%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.954048	9.54%	1,922	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	7.812876	10.015281	28.19%	1,111	2009
	12.906250	7.812876	-39.46%	1,634	2008
	13.910568	12.906250	-7.22%	2,177	2007
	12.152566	13.910568	14.47%	2,742	2006
	11.694543	12.152566	3.92%	7,051	2005
	10.658246	11.694543	9.72%	0	2004
	10.000000	10.658246	6.58%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	10.365012	12.756827	23.08%	0	2009*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	7.416851	12.004044	61.85%	0	2009
	11.928081	7.416851	-37.82%	0	2008
	11.447914	11.928081	4.19%	0	2007
	10.994804	11.447914	4.12%	0	2006
	10.533905	10.994804	4.38%	0	2005
	10.156107	10.533905	3.72%	0	2004
	10.000000	10.156107	1.56%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.620685	10.670445	40.02%	13,705	2009
	13.456691	7.620685	-43.37%	21,224	2008
	12.114909	13.456691	11.08%	14,931	2007
	11.221044	12.114909	7.97%	10,090	2006
	10.000000	11.221044	12.21%	2,182	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.913686	9.788090	23.69%	34,964	2009
	12.574077	7.913686	-37.06%	41,673	2008
	12.359645	12.574077	1.73%	47,380	2007
	10.548574	12.359645	17.17%	42,471	2006
	10.000000	10.548574	5.49%	40,005	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.039135	10.843603	8.01%	4,139	2009
	11.353261	10.039135	-11.57%	4,346	2008
	10.927517	11.353261	3.90%	4,276	2007
	10.684974	10.927517	2.27%	3,368	2006
	10.410321	10.684974	2.64%	11,760	2005
	10.129517	10.410321	2.77%	0	2004
	10.000000	10.129517	1.30%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	27.616445	35.509855	28.58%	3,696	2009
	32.892265	27.616445	-16.04%	4,443	2008
	31.268369	32.892265	5.19%	4,969	2007
	28.574908	31.268369	9.43%	5,973	2006
	25.777598	28.574908	10.85%	16,173	2005
	23.717411	25.777598	8.69%	0	2004
	18.783491	23.717411	26.27%	31	2003
	17.415214	18.783491	7.86%	358	2002
	16.018934	17.415214	8.72%	432	2001
	14.562396	16.018934	10.00%	0	2000

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	20.516561	43.190476	110.52%	678	2009
	58.991911	20.516561	-65.22%	1,754	2008
	43.412632	58.991911	35.89%	2,318	2007
	31.514704	43.412632	37.75%	2,980	2006
	24.176597	31.514704	30.35%	11,367	2005
	19.447415	24.176597	24.32%	0	2004
	12.772187	19.447415	52.26%	0	2003
	13.320519	12.772187	-4.12%	0	2002
	13.739047	13.320519	-3.05%	0	2001
	23.931619	13.739047	-42.59%	0	2000

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	29.102885	45.274087	55.57%	456	2009
	54.704654	29.102885	-46.80%	525	2008
	38.113622	54.704654	43.53%	571	2007
	31.001698	38.113622	22.94%	621	2006
	20.697822	31.001698	49.78%	1,637	2005
	16.905954	20.697822	22.43%	0	2004
	11.800336	16.905954	43.27%	0	2003
	12.298301	11.800336	-4.05%	0	2002
	13.907561	12.298301	-11.57%	353	2001
	12.641312	13.907561	10.02%	0	2000

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.091373	30.91%	0	2009*

Maximum Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	7.645037	8.993683	17.64%	0	2009
	13.188316	7.645037	-42.03%	0	2008
	12.868119	13.188316	2.49%	0	2007
	11.252332	12.868119	14.36%	0	2006
	11.680790	11.252332	-3.67%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.552223	13.320343	39.45%	34,318	2009
	15.209622	9.552223	-37.20%	2,524	2008
	15.327536	15.209622	-0.77%	0	2007
	13.729511	15.327536	11.64%	0	2006
	12.435531	13.729511	10.41%	0	2005

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.674445	11.500113	7.73%	77,092	2009
	11.096433	10.674445	-3.80%	43,603	2008
	10.368826	11.096433	7.02%	41,506	2007
	10.441102	10.368826	-0.69%	33,771	2006
	10.545772	10.441102	-0.99%	41,544	2005

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	6.477256	7.477302	15.44%	0	2009
	10.130404	6.477256	-36.06%	0	2008
	10.371892	10.130404	-2.33%	0	2007
	9.061513	10.371892	14.46%	0	2006
	9.001893	9.061513	0.66%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	9.211612	11.687865	26.88%	16,013	2009
	12.483546	9.211612	-26.21%	10,727	2008
	13.090018	12.483546	-4.63%	7,688	2007
	11.137716	13.090018	17.53%	3,891	2006
	10.775888	11.137716	3.36%	1,028	2005

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	12.335575	14.453148	17.17%	6,889	2009
	17.234872	12.335575	-28.43%	6,601	2008
	18.589009	17.234872	-7.28%	8,932	2007
	16.026138	18.589009	15.99%	7,539	2006
	15.728497	16.026138	1.89%	6,509	2005

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	11.994330	19.94%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.324820	11.396127	22.21%	0	2009
	13.808682	9.324820	-32.47%	0	2008
	14.221505	13.808682	-2.90%	0	2007
	12.715512	14.221505	11.84%	0	2006
	12.300357	12.715512	3.38%	0	2005

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	4.324325	5.653903	30.75%	0	2009
	6.746523	4.324325	-35.90%	0	2008
	6.404072	6.746523	5.35%	0	2007
	5.999106	6.404072	6.75%	0	2006
	5.874922	5.999106	2.11%	0	2005

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	5.842587	7.215119	23.49%	91,345	2009
	9.509256	5.842587	-38.56%	46,105	2008
	9.243565	9.509256	2.87%	45,883	2007
	8.186900	9.243565	12.91%	36,732	2006
	8.009176	8.186900	2.22%	99,761	2005

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	7.171759	8.591886	19.80%	4,262	2009
	10.414758	7.171759	-31.14%	131	2008
	9.946363	10.414758	4.71%	146	2007
	8.735295	9.946363	13.86%	163	2006
	8.787858	8.735295	-0.60%	598	2005

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	5.933484	7.294246	22.93%	0	2009
	9.754979	5.933484	-39.17%	0	2008
	11.249822	9.754979	-13.29%	0	2007
	11.116686	11.249822	1.20%	0	2006
	10.673921	11.116686	4.15%	0	2005

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	8.507277	9.419008	10.72%	0	2009
	12.374616	8.507277	-31.25%	0	2008
	11.547634	12.374616	7.16%	0	2007
	10.202498	11.547634	13.18%	0	2006
	10.151968	10.202498	0.50%	0	2005

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.965619	14.086697	17.73%	5,313	2009
	13.203298	11.965619	-9.37%	7,403	2008
	12.818721	13.203298	3.00%	7,444	2007
	12.589947	12.818721	1.82%	10,986	2006
	12.677091	12.589947	-0.69%	3,204	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.830182	10.699212	21.17%	495	2009
	12.071974	8.830182	-26.85%	0	2008
	11.391876	12.071974	5.97%	0	2007
	10.634532	11.391876	7.12%	0	2006
	10.290160	10.634532	3.35%	0	2005

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.433561	10.597275	25.66%	8,630	2009
	12.839348	8.433561	-34.31%	2,688	2008
	11.945798	12.839348	7.48%	2,176	2007
	10.939506	11.945798	9.20%	1,536	2006
	10.397420	10.939506	5.19%	0	2005

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.073400	10.352302	28.23%	9,589	2009
	13.358960	8.073400	-39.57%	10,272	2008
	12.304728	13.358960	8.57%	17,052	2007
	11.146499	12.304728	10.39%	9,648	2006
	10.469974	11.146499	6.46%	7,844	2005

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	7.858046	10.420754	32.61%	142,683	2009
	14.009256	7.858046	-43.91%	161,495	2008
	12.197798	14.009256	14.85%	174,946	2007
	11.181839	12.197798	9.09%	157,593	2006
	10.173717	11.181839	9.91%	88,829	2005

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.627506	13.887891	44.25%	0	2009
	21.602731	9.627506	-55.43%	0	2008
	15.175959	21.602731	42.35%	0	2007
	13.312384	15.175959	14.00%	0	2006
	11.117828	13.312384	19.74%	0	2005

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	7.717828	9.809757	27.11%	67,561	2009
	13.781135	7.717828	-44.00%	31,515	2008
	13.903021	13.781135	-0.88%	32,057	2007
	11.843841	13.903021	17.39%	32,630	2006
	11.394408	11.843841	3.94%	3,437	2005

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	4.108591	5.852345	42.44%	0	2009
	9.353663	4.108591	-56.08%	0	2008
	7.777874	9.353663	20.26%	0	2007
	7.555893	7.777874	2.94%	0	2006
	7.110274	7.555893	6.27%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	4.243553	5.315668	25.26%	25,582	2009
	8.227831	4.243553	-48.42%	9,369	2008
	6.635254	8.227831	24.00%	7,544	2007
	6.359482	6.635254	4.34%	342	2006
	6.080836	6.359482	4.58%	1,447	2005

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	7.138508	10.032637	40.54%	0	2009
	9.745511	7.138508	-26.75%	0	2008
	9.713021	9.745511	0.33%	0	2007
	8.936966	9.713021	8.68%	0	2006
	8.738076	8.936966	2.28%	0	2005

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.047525	11.360925	13.07%	79,394	2009
	10.634552	10.047525	-5.52%	60,660	2008
	10.440933	10.634552	1.85%	62,095	2007
	10.240260	10.440933	1.96%	63,160	2006
	10.317124	10.240260	-0.75%	28,165	2005

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	11.843312	16.178971	36.61%	42,739	2009
	20.062596	11.843312	-40.97%	41,758	2008
	17.797120	20.062596	12.73%	43,211	2007
	16.196762	17.797120	9.88%	35,781	2006
	14.385817	16.196762	12.59%	25,725	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	6.495676	8.028179	23.59%	0	2009
	11.838503	6.495676	-45.13%	0	2008
	10.334267	11.838503	14.56%	0	2007
	8.962888	10.334267	15.30%	0	2006
	7.662464	8.962888	16.97%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.051829	12.428459	23.64%	0	2009
	18.323911	10.051829	-45.14%	0	2008
	15.993091	18.323911	14.57%	0	2007
	13.870439	15.993091	15.30%	0	2006
	11.862700	13.870439	16.92%	0	2005

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.129621	10.969289	53.86%	3,346	2009
	14.939812	7.129621	-52.28%	4,137	2008
	14.475045	14.939812	3.21%	4,638	2007
	12.743211	14.475045	13.59%	5,157	2006
	12.539712	12.743211	1.62%	5,242	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.703927	10.211260	32.55%	30,476	2009
	11.204194	7.703927	-31.24%	22,307	2008
	11.048415	11.204194	1.41%	22,237	2007
	10.000000	11.048415	10.48%	10,080	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	8.283744	9.501757	14.70%	18,160	2009
	11.625107	8.283744	-28.74%	21,472	2008
	12.222720	11.625107	-4.89%	26,201	2007
	10.675301	12.222720	14.50%	33,756	2006
	10.394611	10.675301	2.70%	30,803	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	7.890917	9.962231	26.25%	0	2009
	12.052206	7.890917	-34.53%	0	2008
	12.631858	12.052206	-4.59%	0	2007
	11.046037	12.631858	14.36%	0	2006
	10.602359	11.046037	4.18%	0	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.555682	8.346794	27.32%	0	2009
	10.000000	6.555682	-34.44%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.195648	15.517849	68.75%	0	2009
	19.877955	9.195648	-53.74%	0	2008
	15.802849	19.877955	25.79%	0	2007
	12.612849	15.802849	25.29%	0	2006
	10.670957	12.612849	18.20%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	8.605442	11.527799	33.96%	0	2009
	14.766218	8.605442	-41.72%	0	2008
	13.085284	14.766218	12.85%	0	2007
	11.021895	13.085284	18.72%	0	2006
	10.157275	11.021895	8.51%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	8.600882	11.534702	34.11%	0	2009
	14.761894	8.600882	-41.74%	0	2008
	13.082705	14.761894	12.84%	0	2007
	11.018254	13.082705	18.74%	0	2006
	10.152643	11.018254	8.53%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.096468	14.033895	16.02%	0	2009
	11.651706	12.096468	3.82%	0	2008
	10.736780	11.651706	8.52%	0	2007
	9.733150	10.736780	10.31%	0	2006
	9.908439	9.733150	-1.77%	0	2005

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	6.978209	8.234464	18.00%	1,598	2009
	12.443275	6.978209	-43.92%	1,806	2008
	11.394373	12.443275	9.21%	2,021	2007
	10.990161	11.394373	3.68%	597	2006
	10.232623	10.990161	7.40%	673	2005

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.443382	10.331102	38.80%	2,412	2009
	14.403113	7.443382	-48.32%	3,361	2008
	13.330346	14.403113	8.05%	4,114	2007
	11.729530	13.330346	13.65%	2,992	2006
	11.001029	11.729530	6.62%	0	2005

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	16.304804	19.438614	19.22%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	10.397776	12.764091	22.76%	0	2009
	12.672454	10.397776	-17.95%	0	2008
	11.756284	12.672454	7.79%	0	2007
	10.891752	11.756284	7.94%	0	2006
	10.468329	10.891752	4.04%	0	2005

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	5.855251	8.357247	42.73%	29,373	2009
	10.756603	5.855251	-45.57%	13,016	2008
	8.054624	10.756603	33.55%	2,484	2007
	7.551143	8.054624	6.67%	0	2006
	7.253447	7.551143	4.10%	0	2005

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.402631	3.684847	53.37%	0	2009
	4.387219	2.402631	-45.24%	0	2008
	3.688412	4.387219	18.95%	0	2007
	3.499173	3.688412	5.41%	0	2006
	3.112792	3.499173	12.41%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.701447	22.233227	75.04%	0	2009
	27.191319	12.701447	-53.29%	0	2008
	21.722217	27.191319	25.18%	0	2007
	15.147332	21.722217	43.41%	0	2006
	11.987487	15.147332	26.36%	0	2005

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.251003	12.692466	75.04%	0	2009
	15.529146	7.251003	-53.31%	0	2008
	12.410984	15.529146	25.12%	0	2007
	8.658372	12.410984	43.34%	0	2006
	6.854996	8.658372	26.31%	0	2005

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	7.696834	10.465111	35.97%	234	2009
	12.495010	7.696834	-38.40%	262	2008
	11.514701	12.495010	8.51%	292	2007
	10.977206	11.514701	4.90%	619	2006
	10.597673	10.977206	3.58%	1,680	2005

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.596586	11.486745	19.70%	18,017	2009
	14.597459	9.596586	-34.26%	11,176	2008
	13.881187	14.597459	5.16%	9,678	2007
	11.783442	13.881187	17.80%	10,279	2006
	11.583355	11.783442	1.73%	4,127	2005

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.578190	9.502722	10.78%	20,203	2009
	10.136974	8.578190	-15.38%	19,527	2008
	9.899222	10.136974	2.40%	11,873	2007
	9.718098	9.899222	1.86%	12,743	2006
	9.750570	9.718098	-0.33%	12,956	2005

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.857286	9.428093	19.99%	0	2009
	13.280979	7.857286	-40.84%	0	2008
	13.518806	13.280979	-1.76%	0	2007
	13.139124	13.518806	2.89%	0	2006
	12.655090	13.139124	3.82%	0	2005

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.105646	10.413252	28.47%	3,126	2009
	13.693921	8.105646	-40.81%	4,298	2008
	13.019610	13.693921	5.18%	2,756	2007
	11.713378	13.019610	11.15%	1,798	2006
	11.040918	11.713378	6.09%	1,634	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.246822	12.47%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.375183	23.75%	185	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.405025	8.933259	20.64%	200,510	2009
	10.787854	7.405025	-31.36%	134,024	2008
	10.398894	10.787854	3.74%	74,383	2007
	10.000000	10.398894	3.99%	12,877	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.205400	10.091602	9.63%	44,255	2009
	10.448842	9.205400	-11.90%	40,076	2008
	10.381087	10.448842	0.65%	36,190	2007
	10.000000	10.381087	3.81%	13,829	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.160160	9.910942	38.42%	0	2009
	11.937617	7.160160	-40.02%	0	2008
	10.679747	11.937617	11.78%	0	2007
	10.000000	10.679747	6.80%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.088358	8.259444	35.66%	70,852	2009
	11.165468	6.088358	-45.47%	58,094	2008
	10.209164	11.165468	9.37%	49,602	2007
	10.000000	10.209164	2.09%	18,241	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.898318	7.535100	27.75%	90,557	2009
	9.742939	5.898318	-39.46%	25,475	2008
	10.000000	9.742939	-2.57%	9,068	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.240153	13.187222	42.72%	0	2009
	13.127264	9.240153	-29.61%	0	2008
	13.022843	13.127264	0.80%	0	2007
	12.044579	13.022843	8.12%	0	2006
	11.822602	12.044579	1.88%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.955693	11.360424	42.80%	0	2009
	11.319528	7.955693	-29.72%	0	2008
	11.225838	11.319528	0.83%	0	2007
	10.382986	11.225838	8.12%	0	2006
	10.201189	10.382986	1.78%	0	2005

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	7.634898	9.681307	26.80%	0	2009
	14.480003	7.634898	-47.27%	0	2008
	11.651986	14.480003	24.27%	0	2007
	8.964258	11.651986	29.98%	0	2006
	7.284758	8.964258	23.05%	0	2005

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.424728	6.864350	26.54%	0	2009
	10.000000	5.424728	-45.75%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	6.966364	8.512289	22.19%	0	2009
	12.805068	6.966364	-45.60%	0	2008
	10.926954	12.805068	17.19%	0	2007
	8.879540	10.926954	23.06%	0	2006
	7.697239	8.879540	15.36%	0	2005

Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.214910	32.15%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.103952	7.631379	49.52%	1,647	2009
	10.000000	5.103952	-48.96%	1,059	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.085016	7.823806	28.57%	3,880	2009
	10.000000	6.085016	-39.15%	920	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	6.316145	7.976604	26.29%	0	2009
	10.000000	6.316145	-36.84%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	7.868519	9.216039	17.13%	23,912	2009
	10.000000	7.868519	-21.31%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	7.150952	8.679150	21.37%	18,535	2009
	10.000000	7.150952	-28.49%	0	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	9.011472	9.955686	10.48%	2,263	2009
	10.000000	9.011472	-9.89%	0	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	7.506482	8.948011	19.20%	116,829	2009
	10.000000	7.506482	-24.94%	0	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	6.790204	8.401560	23.73%	136,343	2009
	10.000000	6.790204	-32.10%	3,285	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	8.246084	9.485717	15.03%	1,507	2009
	10.000000	8.246084	-17.54%	1,581	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.795461	10.416211	6.34%	9,966	2009
	10.000000	9.795461	-2.05%	8,590	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.779546	11.130830	13.82%	3,440	2009
	10.000000	9.779546	-2.20%	435	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	12.914454	20.616718	59.64%	0	2009
	31.281790	12.914454	-58.72%	0	2008
	21.984674	31.281790	42.29%	0	2007
	16.449238	21.984674	33.65%	0	2006
	13.485149	16.449238	21.98%	0	2005

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	14.441239	23.078165	59.81%	0	2009
	35.036225	14.441239	-58.78%	0	2008
	24.628457	35.036225	42.26%	0	2007
	18.437248	24.628457	33.58%	0	2006
	15.099319	18.437248	22.11%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.233310	14.287140	0.38%	73,256	2009
	13.517369	14.233310	5.30%	53,201	2008
	12.906278	13.517369	4.73%	53,421	2007
	12.775650	12.906278	1.02%	49,051	2006
	12.846235	12.775650	-0.55%	35,878	2005

NVIT NVIT Growth Fund: Class I - Q/NQ	3.729893	4.866360	30.47%	0	2009
	6.225656	3.729893	-40.09%	0	2008
	5.328316	6.225656	16.84%	0	2007
	5.133976	5.328316	3.79%	0	2006
	4.994482	5.133976	2.79%	0	2005

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.422245	8.073743	25.72%	0	2009
	11.545296	6.422245	-44.37%	0	2008
	10.798640	11.545296	6.91%	0	2007
	10.000000	10.798640	7.99%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.031394	11.229930	24.34%	10,230	2009
	14.629797	9.031394	-38.27%	10,559	2008
	14.126678	14.629797	3.56%	19,623	2007
	12.365120	14.126678	14.25%	17,246	2006
	11.734544	12.365120	5.37%	0	2005

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.464785	14.65%	2,369	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.020578	20.21%	1,498	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.528544	11.226634	6.63%	35,631	2009
	11.461211	10.528544	-8.14%	34,237	2008
	11.127671	11.461211	3.00%	31,081	2007
	10.722170	11.127671	3.78%	26,332	2006
	10.651109	10.722170	67.00%	29,431	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	9.771858	11.379824	16.46%	312,973	2009
	13.016218	9.771858	-24.93%	335,447	2008
	12.604126	13.016218	3.27%	347,149	2007
	11.578857	12.604126	8.85%	282,174	2006
	11.267564	11.578857	2.76%	107,943	2005

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.407785	11.439275	21.59%	229,752	2009
	14.028309	9.407785	-32.94%	255,915	2008
	13.521373	14.028309	3.75%	277,999	2007
	12.075809	13.521373	11.97%	252,309	2006
	11.570960	12.075809	4.36%	209,054	2005

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.222697	11.447776	11.98%	32,658	2009
	12.310070	10.222697	-16.96%	20,739	2008
	11.897824	12.310070	3.46%	18,823	2007
	11.225416	11.897824	5.99%	21,701	2006
	11.036455	11.225416	1.71%	20,655	2005

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	10.117884	13.525433	33.68%	12,892	2009
	16.291811	10.117884	-37.90%	9,138	2008
	15.497335	16.291811	5.13%	10,162	2007
	14.426404	15.497335	7.42%	8,585	2006
	13.669005	14.426404	5.54%	8,269	2005

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.546883	10.313905	-2.21%	59,118	2009
	10.572523	10.546883	-0.24%	70,927	2008
	10.322500	10.572523	2.42%	30,727	2007
	10.101803	10.322500	2.18%	34,332	2006
	10.058320	10.101803	0.43%	7,838	2005

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.729363	13.045048	21.58%	0	2009
	13.271150	10.729363	-19.15%	0	2008
	12.978045	13.271150	2.26%	0	2007
	12.663264	12.978045	2.49%	0	2006
	12.648443	12.663264	0.12%	0	2005

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.047611	8.066876	33.39%	0	2009
	10.000000	6.047611	-39.52%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	7.034117	8.904774	26.59%	0	2009
	13.445992	7.034117	-47.69%	0	2008
	13.394458	13.445992	0.38%	0	2007
	11.194114	13.394458	19.66%	0	2006
	10.161326	11.194114	10.16%	0	2005

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.842591	9.926964	26.58%	0	2009
	14.983816	7.842591	-47.66%	0	2008
	14.927872	14.983816	0.37%	0	2007
	12.475221	14.927872	19.66%	0	2006
	11.316795	12.475221	10.24%	0	2005

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.268363	7.951875	26.86%	948	2009
	10.000000	6.268363	-37.32%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.252676	7.787385	24.54%	5,769	2009
	10.000000	6.252676	-37.47%	472	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.184777	7.685308	24.26%	25,335	2009
	10.000000	6.184777	-38.15%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.655774	8.488366	27.53%	4,226	2009
	10.000000	6.655774	-33.44%	458	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	3.829839	4.771711	24.59%	0	2009
	7.312826	3.829839	-47.63%	0	2008
	6.817362	7.312826	7.27%	0	2007
	6.757209	6.817362	0.89%	0	2006
	6.246511	6.757209	8.18%	0	2005

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	12.021534	14.831548	23.37%	0	2009
	18.127074	12.021534	-33.68%	0	2008
	19.920154	18.127074	-9.00%	0	2007
	17.372951	19.920154	14.66%	0	2006
	17.062224	17.372951	1.82%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	8.599322	11.322815	31.67%	0	2009
	14.233228	8.599322	-39.58%	0	2008
	14.258693	14.233228	-0.18%	0	2007
	13.018755	14.258693	9.52%	0	2006
	12.152595	13.018755	7.13%	0	2005

NVIT NVIT Nationwide Fund: Class I - Q/NQ	6.475718	7.981931	23.26%	58,949	2009
	11.335692	6.475718	-42.87%	59,521	2008
	10.720914	11.335692	5.73%	63,499	2007
	9.651649	10.720914	11.08%	59,307	2006
	9.334508	9.651649	3.40%	41,736	2005

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.561032	7.111931	27.89%	0	2009
	10.000000	5.561032	-44.39%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.793605	10.253900	4.70%	48,677	2009
	10.000000	9.793605	-2.06%	406	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.863233	28.63%	10,438	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.925473	29.25%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	5.365695	6.742362	25.66%	18,159	2009
	8.712249	5.365695	-38.41%	18,732	2008
	9.115994	8.712249	-4.43%	21,300	2007
	8.045521	9.115994	13.31%	23,236	2006
	7.855041	8.045521	2.42%	24,487	2005

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	5.122066	7.235804	41.27%	101,607	2009
	9.618478	5.122066	-46.75%	113,819	2008
	8.621233	9.618478	11.57%	116,781	2007
	8.169779	8.621233	5.53%	113,719	2006
	7.900901	8.169779	3.40%	84,293	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	12.869095	17.573225	36.55%	0	2009
	22.014470	12.869095	-41.54%	0	2008
	21.181587	22.014470	3.93%	0	2007
	18.411069	21.181587	15.05%	0	2006
	16.487375	18.411069	11.67%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	7.868788	10.750875	36.63%	0	2009
	13.459419	7.868788	-41.54%	0	2008
	12.952450	13.459419	3.91%	0	2007
	11.257951	12.952450	15.05%	0	2006
	10.081789	11.257951	11.67%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.984921	2.452830	23.57%	0	2009
	9.503199	1.984921	-79.11%	0	2008
	10.000000	9.503199	-4.97%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.218114	2.730882	23.12%	0	2009
	10.591245	2.218114	-79.06%	0	2008
	10.887437	10.591245	-2.72%	0	2007
	10.196578	10.887437	6.78%	0	2006
	10.100487	10.196578	0.95%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	5.919937	7.423529	25.40%	22,189	2009
	9.843152	5.919937	-39.86%	13,355	2008
	9.644314	9.843152	2.06%	14,258	2007
	8.576947	9.644314	12.44%	9,459	2006
	8.315771	8.576947	3.14%	2,450	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	7.597639	10.165804	33.80%	0	2009
	12.537743	7.597639	-39.40%	0	2008
	13.009062	12.537743	-3.62%	0	2007
	11.606399	13.009062	12.09%	0	2006
	10.846787	11.606399	7.00%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth/VA: Non-Service Shares - Q/NQ	2.968443	3.847818	29.62%	0	2009
	5.962681	2.968443	-50.22%	0	2008
	5.737368	5.962681	3.93%	0	2007
	5.700607	5.737368	0.64%	0	2006
	5.295116	5.700607	7.66%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class - Q/NQ	10.000000	10.800810	8.01%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.879769	8.80%	5,885	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	6.741994	8.554994	26.89%	0	2009
	11.251494	6.741994	-40.08%	0	2008
	12.251855	11.251494	-8.16%	0	2007
	10.812637	12.251855	13.31%	0	2006
	10.642309	10.812637	1.60%	0	2005

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	8.103753	9.872685	21.83%	0	2009*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	7.361108	11.793272	60.21%	0	2009
	11.959842	7.361108	-38.45%	0	2008
	11.596483	11.959842	3.13%	0	2007
	11.251140	11.596483	3.07%	0	2006
	10.795010	11.251140	4.23%	0	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.341405	10.175356	38.60%	18,689	2009
	13.096589	7.341405	-43.94%	32,569	2008
	11.911970	13.096589	9.94%	19,754	2007
	11.145643	11.911970	6.88%	3,976	2006
	10.644847	11.145643	4.70%	4,734	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.623694	9.333883	22.43%	28,775	2009
	12.237592	7.623694	-37.70%	32,231	2008
	12.152637	12.237592	0.70%	32,575	2007
	10.477665	12.152637	15.99%	27,274	2006
	10.365069	10.477665	1.09%	21,043	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.477206	10.133021	6.92%	12,045	2009
	10.827458	9.477206	-12.47%	10,655	2008
	10.528615	10.827458	2.84%	7,267	2007
	10.399944	10.528615	1.24%	9,595	2006
	10.358167	10.399944	0.40%	9,713	2005

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	17.352177	22.086056	27.28%	0	2009
	20.878662	17.352177	-16.89%	0	2008
	20.052000	20.878662	4.12%	0	2007
	18.511634	20.052000	8.32%	0	2006
	17.482734	18.511634	5.89%	0	2005

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	7.745238	16.140102	108.39%	0	2009
	22.499126	7.745238	-65.58%	0	2008
	16.727451	22.499126	34.50%	0	2007
	12.266817	16.727451	36.36%	0	2006
	10.147224	12.266817	20.89%	0	2005

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	20.825181	32.068624	53.99%	0	2009
	39.546906	20.825181	-47.34%	0	2008
	27.836326	39.546906	42.07%	0	2007
	22.873047	27.836326	21.70%	0	2006
	17.911877	22.873047	27.70%	0	2005

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.002801	30.03%	0	2009*

Appendix E: Contract Types and Tax Information

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any) limitations, and other features of the contracts will differ depending on contract type.

Types of Contracts

Individual Retirement Annuities ("IRAs")

Individual Retirement Annuities are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from Individual Retirement Accounts, other IRAs, Tax Sheltered Annuities, certain 457 government plans, and qualified retirement plans (including 401(k) plans).

When the owner of an Individual Retirement Contract attains the age of 70 ½, the Internal Revenue Code requires that certain minimum distributions must be made. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distribution may exceed the Contract Value. In addition, upon the death of the owner of an Individual Retirement Contract, mandatory distribution requirements are imposed by the Internal Revenue Code, to ensure distribution of the entire balance in the contract within a required statutory period.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, Roth IRA or Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required statutory period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified Contracts that are not immediate annuities and  are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an "agent" of a natural person.

For this purpose, the Internal Revenue Service has indicated that an immediate annuity that is acquired through a 1035 tax-free exchange from a life insurance, endowment, or deferred annuity contract may not be treated as an immediate annuity for income tax purposes.

Roth IRAs

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000  (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA or another eligible retirement plan; however, the amount rolled over from the IRA or another eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA or eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the contract's IRA endorsement and the annuity contract's IRA endorsement.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the employee's income, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

Certain minimum distribution requirements must be satisfied after the owner attains the age of 70½, and after the owner's death.  Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

When the owner of a Tax Sheltered Annuity attains the age of 70 ½, the Internal Revenue Code requires that certain minimum distributions must be made.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distribution may exceed the Contract Value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code, to ensure distribution of the entire balance in the contract within a required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 Investment Options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a), of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or Annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs

Distributions from IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner ' s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are " qualified distributions " or " non-qualified distributions. "   A " qualified distribution " is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner ' s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner ' s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner ' s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner ' s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner ' s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner ' s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the Annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner ' s investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the Annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the Annuitant ' s death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner ' s death;

•	the result of a contract owner ' s disability (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner ' s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called " non-natural persons " rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the Annuitant dies before the contract is completely distributed, the balance may be included in the Annuitant ' s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the Annuitant.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or " other similar life event " such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax adviser.

Same-sex marriages, domestic partnership and other similar relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ( " DOMA " ), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder ' s spouse.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract, sometimes referred to as a " partial exchange. "   A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or " other similar life event " such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien ' s conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien ' s gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner ' s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a " direct skip " and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only ,   " contract owner " refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide ' s understanding of federal tax laws.  It is NOT intended as tax advice.   All information is subject to change without notice.   You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to " roll " money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA are scheduled to " sunset, " or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner ' s death.  The distribution rules in the Internal Revenue Code make a distinction between " beneficiary " and " designated beneficiary " when determining the life expectancy that may be used for payments that are made from IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the Annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner ' s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner ' s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner ' s death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the Contract Value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner ' s death, provided however:

a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner ' s death unless otherwise permitted by federal income tax regulations; and

b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse ' s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the Annuitant will be treated as the death of a contract owner;

(b)	any change of Annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, and Roth IRAs

Distributions from a Tax Sheltered Annuity or IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  D istributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner ' s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner ' s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the contract owner.

The Worker, Retiree, and Employer Recovery Act of 2008 provides that the normal required distribution rules will not be applicable to defined contribution plans (which generally includes IRAs and TSAs) during 2009.  However, annuitized distributions from such plans may not receive the same exception and should continue to be made.  Consequently, if you desire to forego the distribution that would be required to be made to you during 2009, you should consult with your adviser and notify us of your decision.

If the contract owner ' s entire interest in a Tax Sheltered Annuity or IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner ' s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the Contract Value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or IRA) or before the entire Contract Value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner ' s spouse, the applicable distribution period is the surviving spouse ' s remaining life expectancy using the surviving spouse ' s birthday for each distribution calendar year after the calendar year of the contract owner ' s death.  For calendar years after the death of the contract owner ' s surviving spouse, the applicable distribution period is the spouse ' s remaining life expectancy using the spouse ' s age in the calendar year of the spouse ' s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse ' s death;

(b)
if the designated beneficiary is not the contract owner ' s surviving spouse, the applicable distribution period is the designated beneficiary ' s remaining life expectancy using the designated beneficiary ' s birthday in the calendar year immediately following the calendar year of the contract owner ' s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner ' s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner ' s spouse, the applicable distribution period is the surviving spouse ' s remaining life expectancy using the surviving spouse ' s birthday for each distribution calendar year after the calendar year of the contract owner ' s death.  For calendar years after the death of the contract owner ' s surviving spouse, the applicable distribution period is the greater of (a) the contract owner ' s remaining life expectancy using the contract owner ' s birthday in the calendar year of the contract owner ' s death, reduced by one for each year thereafter; or (b) the spouse ' s remaining life expectancy using the spouse ' s age in the calendar year of the spouse ' s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse ' s death;

(b)
if the designated beneficiary is not the contract owner ' s surviving spouse, the applicable distribution period is the greater of (a) the contract owner ' s remaining life expectancy using the contract owner ' s birthday in the calendar year of the contract owner ' s death, reduced by one for each year thereafter; or (b) the designated beneficiary ' s remaining life expectancy using the designated beneficiary ' s birthday in the calendar year immediately following the calendar year of the contract owner ' s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner ' s remaining life expectancy using the contract owner ' s birthday in the calendar year of the contract owner ' s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, all or a portion of each distribution will be included in the recipient ' s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are " qualified distributions " or " non-qualified distributions. "

Appendix F: State Variations

Described below are the variations to certain prospectus disclosure resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus.  Information regarding a state's requirements does not mean that Nationwide currently offers contracts within that jurisdiction.  These variations are subject to change without notice and additional variations may be imposed as required by specific states. Please contact Nationwide or your registered representative for the most up to date information regarding state variations.

California - For Contracts issued in the State of California, Nationwide will allocate initial purchase payments allocated to the Investment Options to the Fixed Account during the free look period.

Florida - The Assumed Investment Return is limited to 3.5%.  See "Assumed Investment Return" in the "Variable Annuity Payments" subsection of "Annuity Payments."

Hawaii - Joint owners are not limited to spouses.  See "Joint Owner" in the "Parties with Interests in the Contract" subsection of "Optional Contract Benefits, Charges and Deductions."

New Jersey - The Assumed Investment Return is limited to 3.5% or 5%.  See "Assumed Investment Return" in the "Variable Annuity Payments" subsection of "Annuity Payments."

If the Single Life With Term Certain Option, Joint And 100% Last Survivor With Term Certain Option, or Term Certain Option is elected, no surrenders other than the scheduled annuity payments are permitted.  See the "Income Options" section.

Joint owners are not limited to spouses.  See "Joint Owner" in the "Parties with Interests in the Contract" subsection of "Optional Contract Benefits, Charges and Deductions."

Multiple deposits into the Contract will not be accepted prior to the Income Start Date.  See "Operation of the Contract."

New York - The Assumed Investment Return is limited to 3.5% or 5%.  See "Assumed Investment Return" in the Variable Annuity Payments subsection of "Annuity Payments."

Joint owners are not limited to spouses.  See "Joint Owner" in the "Parties with Interests in the Contract" subsection of "Optional Contract Benefits, Charges and Deductions."

Oklahoma - The Assumed Investment Return is limited to 3.5% or 5%.  See "Assumed Investment Return" in the Variable Annuity Payments subsection of "Annuity Payments."

Oregon - The Assumed Investment Return is limited to 3.5% or 5%.  See "Assumed Investment Return" in the Variable Annuity Payments subsection of "Annuity Payments."

If the Single Life With Term Certain Option, Joint And 100% Last Survivor With Term Certain Option, or Term Certain Option is elected, no surrenders other than the scheduled annuity payments are permitted.  See the "Income Options" section.

Joint owners are not limited to spouses.  See "Joint Owner" in the "Parties with Interests in the Contract" subsection of "Optional Contract Benefits, Charges and Deductions."

Pennsylvania - Joint owners are not limited to spouses.  See "Joint Owner" in the "Parties with Interests in the Contract" subsection of "Optional Contract Benefits, Charges and Deductions."

Puerto Rico - Nationwide will not charge premium taxes against the Contract.

Vermont - Joint owners are not limited to spouses.  See "Joint Owner" in the "Parties with Interests in the Contract" subsection of "Optional Contract Benefits, Charges and Deductions."

Washington - The America's Income Annuity Income FoundationSM Rider is not available.

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2010

Individual Single Premium Immediate Variable Annuity Contracts

Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2010 .  The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800- 848-6331 , TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").   Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1981 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ( " NFS " ), a holding company.  Nationwide Corporation owns all of NFS ' s common stock and is a holding company, as well.  All of Nationwide Corporation ' s common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.   The Nationwide group of companies is one of America ' s largest insurance and financial services family of companies, with combined assets of over $140 billion as of December 31, 2009.

Services

Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the Contract Value.

The custodian of the assets of the Variable Account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the Investment Options.  Nationwide, or its affiliates may have entered into agreements with the Investment Options and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of Investment Option prospectuses, semi-annual and annual reports, proxy materials and communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the Investment Options.  Nationwide also acts as a limited agent for the Investment Option for purposes of accepting the trades.

See "Investment Options" located in the prospectus.

Distribution, Promotional and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed up to 0.75% (of the Daily Net Assets of the Variable Account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more that what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

1

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account - 9 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2009 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009 .  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2009 , 2008 and 2007 , no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account.  Yield and effective yield are annualized, which means that it is assumed that the Investment Option generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Investment Option's units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum Variable Account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

2

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Capital Manager Equity VIF (BBCMAG)
132,224 shares (cost $1,133,284)	$780,120
Large Cap VIF (BBGI)
223,162 shares (cost $2,869,525)	1,698,259
Mid Cap Growth VIF (BBCA)
127,264 shares (cost $1,627,579)	1,121,195
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
1,200,456 shares (cost $15,588,569)	16,110,122
Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)
204,607 shares (cost $1,186,949)	1,198,996
U.S. Equity Flex I Portfolio (WSCP)
407,009 shares (cost $4,668,086)	5,075,399
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
1,976,383 shares (cost $8,463,306)	11,008,453
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
4,062 shares (cost $106,785)	113,463
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
4,188,139 shares (cost $125,496,364)	138,920,572
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2,781,087 shares (cost $11,063,364)	12,932,055
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
4,223,632 shares (cost $15,474,933)	19,217,525
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
675 shares (cost $5,937)	6,481
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2,464,116 shares (cost $116,933,094)	111,698,383
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
1,765,626 shares (cost $52,960,014)	79,594,400
Investors Growth Stock Series - Service Class (MIGSC)
20,247 shares (cost $183,740)	194,779
Mid Cap Growth Series - Service Class (MMCGSC)
356,235 shares (cost $2,047,266)	1,610,183
New Discovery Series - Service Class (MNDSC)
89,870 shares (cost $1,151,304)	1,172,805
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Value Series - Service Class (MVFSC)
3,151,674 shares (cost $39,114,449)	$36,811,553
Core Plus Fixed Income Portfolio - Class I (MSVFI)
417,860 shares (cost $4,157,916)	4,149,352
Core Plus Fixed Income Portfolio - Class II (MSVF2)
83,868 shares (cost $924,286)	826,096
Emerging Markets Debt Portfolio - Class I (MSEM)
1,722,019 shares (cost $13,709,402)	13,345,649
Mid Cap Growth Portfolio- class I (MSVMG)
5,920 shares (cost $47,276)	54,226
U.S. Real Estate Portfolio - Class I (MSVRE)
116,025 shares (cost $973,648)	1,177,650
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
88,414 shares (cost $982,217)	974,326
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
30,772 shares (cost $378,186)	392,041
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2,352,760 shares (cost $41,443,424)	36,891,283
American Funds NVIT Bond Fund - Class II (GVABD2)
2,975,116 shares (cost $29,612,031)	31,684,980
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
1,404,000 shares (cost $30,605,983)	27,757,075
American Funds NVIT Growth Fund - Class II (GVAGR2)
844,217 shares (cost $47,608,126)	38,842,420
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
363,019 shares (cost $12,213,170)	12,172,014
Federated NVIT High Income Bond Fund - Class I (HIBF)
5,817,580 shares (cost $43,538,866)	38,396,028
Federated NVIT High Income Bond Fund - Class III (HIBF3)
9,203,048 shares (cost $47,754,737)	60,648,084
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
195,896 shares (cost $2,606,293)	2,225,379
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
5,226,622 shares (cost $73,119,295)	59,269,892
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
98,295 shares (cost $1,276,172)	1,113,687
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2,724 shares (cost $31,330)	22,007
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Gartmore NVIT Global Utilities Fund - Class III (GVGU)
1,149,583 shares (cost $10,689,678)	$9,323,115
Gartmore NVIT International Equity Fund - Class I (GIG)
148,693 shares (cost $1,061,672)	1,191,035
Gartmore NVIT International Equity Fund - Class III (GIG3)
3,427,853 shares (cost $33,663,653)	27,491,377
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
7,027 shares (cost $66,273)	56,217
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
787,014 shares (cost $6,745,443)	8,043,283
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
634,256 shares (cost $9,037,699)	6,482,096
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
12,077,712 shares (cost $92,043,852)	102,056,670
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
519,818 shares (cost $3,862,430)	4,382,069
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
201 shares (cost $1,524)	1,693
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
281,874 shares (cost $1,938,505)	2,370,559
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
627,377 shares (cost $5,365,729)	5,985,178
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
442,562 shares (cost $3,830,136)	4,022,889
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
619,287 shares (cost $5,811,286)	6,230,029
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
1,385,333 shares (cost $11,365,125)	12,911,305
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
628,035 shares (cost $4,903,648)	5,551,826
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
630,757 shares (cost $5,581,283)	6,156,189
NVIT Core Bond Fund - Class I (NVCBD1)
708,096 shares (cost $7,211,751)	7,229,658
NVIT Core Bond Fund - Class II (NVCBD2)
65,567 shares (cost $659,077)	668,125
NVIT Core Plus Bond Fund - Class II (NVLCP2)
368,243 shares (cost $3,931,906)	3,969,658
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Fund - Class I (TRF)
15,858,917 shares (cost $155,170,148)	$128,615,815
NVIT Fund - Class II (TRF2)
106,022 shares (cost $1,035,595)	855,595
NVIT Global Financial Services Fund - Class I (GVGF1)
498 shares (cost $5,489)	3,713
NVIT Global Financial Services Fund - Class III (GVGFS)
580,187 shares (cost $4,131,337)	4,333,997
NVIT Government Bond Fund - Class I (GBF)
25,690,648 shares (cost $298,012,157)	301,608,212
NVIT Government Bond Fund - Class II (GBF2)
900,229 shares (cost $10,479,287)	10,532,676
NVIT Growth Fund - Class I (CAF)
2,531,095 shares (cost $25,412,558)	29,765,680
NVIT Health Sciences Fund - Class I (GVGH1)
6,963 shares (cost $72,043)	66,847
NVIT Health Sciences Fund - Class III (GVGHS)
1,395,824 shares (cost $13,922,071)	13,427,830
NVIT International Index Fund - Class VIII (GVIX8)
379,578 shares (cost $3,339,208)	3,074,585
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
6,311,288 shares (cost $69,587,700)	51,941,904
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
125,090 shares (cost $1,471,474)	1,504,832
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
59,153 shares (cost $728,383)	763,671
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
6,419,131 shares (cost $64,458,764)	63,356,823
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
32,570,619 shares (cost $341,868,650)	316,260,713
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
16,407,167 shares (cost $189,923,075)	154,063,298
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
10,236,976 shares (cost $109,272,618)	100,424,736
NVIT Leaders Fund - Class III (GVUSL)
706,304 shares (cost $8,943,371)	6,074,216
NVIT Mid Cap Index Fund - Class I (MCIF)
8,196,064 shares (cost $138,515,885)	121,465,663
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Money Market Fund - Class I (SAM)
397,255,008 shares (cost $397,255,008)	$397,255,008
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
1,267 shares (cost $10,869)	10,960
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
8,620,727 shares (cost $65,638,221)	74,483,081
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
278 shares (cost $3,734)	2,718
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
1,795,321 shares (cost $26,843,626)	17,576,195
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
95,048 shares (cost $1,396,649)	926,721
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,053,636 shares (cost $8,050,003)	9,156,098
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
126,900 shares (cost $980,346)	1,101,488
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
659,555 shares (cost $5,017,554)	5,500,687
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
12,840,373 shares (cost $93,919,120)	107,730,732
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
903,674 shares (cost $6,704,820)	7,545,677
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
8,913,306 shares (cost $72,994,819)	81,378,481
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2,262,601 shares (cost $30,637,372)	27,829,995
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
49,268 shares (cost $693,302)	594,660
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
14,522,843 shares (cost $164,432,631)	120,539,600
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
163,411 shares (cost $1,802,914)	1,336,700
NVIT Multi-Manager Small Company Fund - Class I (SCF)
8,722,894 shares (cost $179,460,800)	126,045,823
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
205,107 shares (cost $4,105,102)	2,898,155
NVIT Multi-Sector Bond Fund - Class I (MSBF)
9,804,003 shares (cost $83,471,226)	81,079,108
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Short Term Bond Fund - Class II (NVSTB2)
2,131,367 shares (cost $21,951,079)	$21,846,516
NVIT Technology & Communications Fund - Class I (GGTC)
282,552 shares (cost $976,959)	960,676
NVIT Technology & Communications Fund - Class III (GGTC3)
3,411,977 shares (cost $9,944,355)	11,703,081
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
31,915 shares (cost $326,026)	239,365
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)
1,038,949 shares (cost $10,430,967)	7,854,457
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
104,634 shares (cost $1,423,435)	1,473,244
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
899 shares (cost $12,118)	12,650
Templeton NVIT International Value Fund - Class III (NVTIV3)
421,166 shares (cost $4,928,404)	5,854,212
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
3,395,574 shares (cost $27,066,535)	30,152,701
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
13,644,061 shares (cost $85,572,527)	99,601,646
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2,633,312 shares (cost $31,377,562)	29,545,763
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
364,417 shares (cost $4,021,945)	3,877,392
Low Duration Portfolio - Advisor Class (PMVLAD)
1,767,646 shares (cost $18,346,972)	17,870,898
V.I. Basic Balanced Fund - Series I (AVB)
40,031 shares (cost $384,759)	347,869
V.I. Basic Value Fund - Series II (AVBV2)
13,608 shares (cost $71,826)	80,967
V.I. Capital Appreciation Fund - Series I (AVCA)
4,999 shares (cost $113,498)	101,639
V.I. Capital Appreciation Fund - Series II (AVCA2)
61,308 shares (cost $1,045,608)	1,226,159
V.I. Capital Development Fund - Series II (AVCD2)
172,446 shares (cost $1,742,024)	1,895,186
V.I. Core Equity Fund - Series I (AVGI)
19,970 shares (cost $485,800)	497,644
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

V.I. Core Equity Fund - Series II (AVCE2)
44,663 shares (cost $1,027,132)	$1,105,404
V.I. Global Health Care Fund - Series I (IVHS)
7,426 shares (cost $115,747)	117,851
V.I. Global Real Estate Fund - Series I (IVRE)
25,548 shares (cost $348,947)	310,153
VPS Growth and Income Portfolio - Class B (ALVGIB)
108,543 shares (cost $2,372,046)	1,636,827
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
81,399 shares (cost $1,943,368)	2,012,188
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
600,119 shares (cost $6,920,397)	8,017,592
VP Income & Growth Fund - Class I (ACVIG)
13,186,485 shares (cost $86,551,676)	70,943,289
VP Income & Growth Fund - Class II (ACVIG2)
296,255 shares (cost $2,010,598)	1,593,851
VP Inflation Protection Fund - Class II (ACVIP2)
6,521,673 shares (cost $68,946,541)	69,977,548
VP International Fund - Class I (ACVI)
235,177 shares (cost $1,687,111)	1,817,921
VP International Fund - Class III (ACVI3)
19,807 shares (cost $135,245)	153,107
VP Mid Cap Value Fund - Class I (ACVMV1)
923,837 shares (cost $10,033,251)	11,196,900
VP Mid Cap Value Fund - Class II (ACVMV2)
35,137 shares (cost $454,805)	426,214
VP Ultra(R) Fund - Class I (ACVU1)
3,464 shares (cost $23,374)	28,130
VP Value Fund - Class I (ACVV)
33,951,707 shares (cost $233,748,484)	179,265,015
VP Value Fund - Class II (ACVV2)
776,479 shares (cost $5,375,681)	4,107,574
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2,954,967 shares (cost $28,191,506)	28,810,927
Stock Index Fund, Inc. - Initial Shares (DSIF)
13,458,516 shares (cost $349,146,627)	354,093,560
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,744,499 shares (cost $41,989,660)	45,810,555
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
4,369 shares (cost $106,574)	$114,029
Appreciation Portfolio - Initial Shares (DCAP)
1,861,209 shares (cost $64,251,192)	58,441,971
Appreciation Portfolio - Service Shares (DCAPS)
56,576 shares (cost $1,957,936)	1,765,743
Developing Leaders Portfolio - Initial Shares (DSC)
6,716 shares (cost $237,743)	157,767
International Value Portfolio - Initial Shares (DVIV)
23,539 shares (cost $329,244)	257,049
Capital Appreciation Fund II - Service Shares (FCA2S)
98,987 shares (cost $528,750)	565,214
Clover Value Fund II - Service Shares (FALFS)
20,721 shares (cost $308,310)	187,110
High Income Bond Fund II - Service Shares (FHIBS)
540,819 shares (cost $3,503,151)	3,596,446
Market Opportunity Fund II - Service Shares (FVMOS)
312,705 shares (cost $3,168,086)	3,080,147
Quality Bond Fund II - Primary Shares (FQB)
13,918,642 shares (cost $155,071,709)	155,888,787
Quality Bond Fund II - Service Shares (FQBS)
598,729 shares (cost $6,528,343)	6,675,832
Contrafund Portfolio - Service Class 2 (FC2)
570,254 shares (cost $15,370,165)	11,570,454
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
155,621 shares (cost $1,655,680)	1,209,173
VIP Fund - Contrafund Portfolio - Service Class (FCS)
19,116,846 shares (cost $513,060,179)	392,851,188
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
1,561,827 shares (cost $30,129,519)	26,223,083
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
16,667,807 shares (cost $383,968,458)	279,185,770
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
457,308 shares (cost $10,492,357)	7,577,587
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
851,721 shares (cost $8,649,168)	8,321,311
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2,654 shares (cost $28,018)	25,849
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
679,123 shares (cost $6,676,739)	$6,451,665
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
15,618 shares (cost $151,713)	148,060
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
367,234 shares (cost $3,666,096)	3,312,453
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
39,946 shares (cost $438,652)	359,515
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
1,625,195 shares (cost $24,002,418)	23,532,823
VIP Fund - Growth Portfolio - Service Class (FGS)
5,723,188 shares (cost $163,029,975)	171,466,722
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
98,234 shares (cost $3,209,836)	2,922,453
VIP Fund - High Income Portfolio - Service Class (FHIS)
12,309,895 shares (cost $72,788,934)	64,750,047
VIP Fund - High Income Portfolio - Service Class R (FHISR)
8,316,377 shares (cost $36,807,339)	43,660,981
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
6,422,163 shares (cost $78,557,769)	79,570,601
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
1,452,096 shares (cost $40,911,410)	36,897,757
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
358,608 shares (cost $10,942,602)	9,001,050
VIP Fund - Overseas Portfolio - Service Class (FOS)
1,560,098 shares (cost $25,763,601)	23,385,873
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
361,954 shares (cost $6,946,195)	5,356,924
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2,824,363 shares (cost $57,483,868)	42,280,713
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2,085,260 shares (cost $14,894,617)	16,077,356
Franklin Income Securities Fund - Class 2 (FTVIS2)
3,549,757 shares (cost $55,182,960)	50,122,573
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
41,181 shares (cost $754,792)	653,130
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
1,373,836 shares (cost $16,647,158)	17,543,884
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
1,472,974 shares (cost $12,256,052)	$14,332,036
Templeton Foreign Securities Fund - Class 2 (TIF2)
2,338 shares (cost $33,974)	31,447
Templeton Foreign Securities Fund - Class 3 (TIF3)
832,971 shares (cost $10,657,008)	11,136,825
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2,834,126 shares (cost $47,610,919)	49,115,400
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
469,206 shares (cost $2,942,474)	3,350,133
Guardian Portfolio - I Class Shares (AMGP)
17,841 shares (cost $254,352)	285,105
International Portfolio - S Class Shares (AMINS)
147 shares (cost $1,239)	1,395
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
18,880 shares (cost $375,581)	401,001
Partners Portfolio - I Class Shares (AMTP)
51,398 shares (cost $498,692)	504,213
Regency Portfolio - S Class Shares (AMRS)
298 shares (cost $3,465)	3,933
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
147,560 shares (cost $1,357,948)	1,512,485
Socially Responsive Portfolio - I Class Shares (AMSRS)
295,395 shares (cost $4,396,822)	3,574,283
Capital Appreciation Fund/VA - Service Class (OVCAFS)
97,039 shares (cost $3,257,766)	3,555,516
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
3,952,554 shares (cost $122,454,168)	146,007,349
Global Securities Fund/VA - Class 3 (OVGS3)
3,894,835 shares (cost $114,015,221)	103,875,242
Global Securities Fund/VA - Non-Service Shares (OVGS)
2,704,380 shares (cost $63,864,471)	71,666,075
Global Securities Fund/VA - Service Class (OVGSS)
121,410 shares (cost $2,689,586)	3,190,648
High Income Fund/VA - Class 3 (OVHI3)
1,085,036 shares (cost $1,819,300)	2,159,221
High Income Fund/VA - Non-Service Shares (OVHI)
62,425 shares (cost $496,227)	123,601
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

High Income Fund/VA - Service Class (OVHIS)
13,004 shares (cost $107,797)	$25,879
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
6,833,504 shares (cost $125,017,896)	124,233,103
Main Street Fund(R)/VA - Service Class (OVGIS)
179,899 shares (cost $3,533,393)	3,245,377
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
612,672 shares (cost $7,471,394)	8,822,471
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
12,239 shares (cost $195,426)	174,775
MidCap Fund/VA - Non-Service Shares (OVAG)
1,613,943 shares (cost $64,713,596)	58,941,206
Strategic Bond Fund/VA - Service Class (OVSBS)
847,307 shares (cost $4,545,192)	4,558,511
Real Return Portfolio - Administrative Class (PMVRRA)
62,923 shares (cost $786,178)	782,762
Series D (Global Series) (SBLD)
23,886 shares (cost $232,259)	211,630
Series J (Mid Cap Growth Series) (SBLJ)
4,704 shares (cost $102,699)	113,837
Series N (Managed Asset Allocation Series) (SBLN)
8,133 shares (cost $146,429)	146,311
Series O (All Cap Value Series) (SBLO)
36,689 shares (cost $651,748)	702,227
Series P (High Yield Series) (SBLP)
19,201 shares (cost $370,328)	445,463
Series Q (Small Cap Value Series) (SBLQ)
25,272 shares (cost $665,815)	697,507
Series V (Mid Cap Value Series) (SBLV)
41,133 shares (cost $1,824,365)	2,017,574
Series X (Small Cap Growth Series) (SBLX)
3,301 shares (cost $40,807)	47,931
Series Y (Select 25 Series) (SBLY)
2,944 shares (cost $21,186)	25,112
Total Return Portfolio - Administrative Class (PMVTRA)
227,336 shares (cost $2,413,176)	2,459,776
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
772 shares (cost $16,885)	11,122
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Capital Growth Portfolio - Class II (ACEG2)
60,496 shares (cost $1,405,842)	$1,694,501
Comstock Portfolio - Class II (ACC2)
861,954 shares (cost $10,288,692)	8,705,733
Diversified Stock Fund Class A Shares (VYDS)
631,400 shares (cost $6,477,852)	5,537,376
Micro-Cap Portfolio - Investment Class (ROCMC)
82,060 shares (cost $799,784)	782,032
Blue Chip Growth Portfolio - II (TRBCG2)
779,976 shares (cost $5,087,892)	7,409,769
Equity Income Portfolio - II (TREI2)
887,991 shares (cost $17,510,997)	15,637,526
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
2,059,384 shares (cost $20,110,976)	23,085,697
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
1,684,169 shares (cost $24,663,285)	18,896,376
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
1,239,162 shares (cost $36,604,380)	36,257,885
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
514,053 shares (cost $13,460,044)	15,041,186
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
29,152,491 shares (cost $244,068,971)	268,940,472
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
6,799,267 shares (cost $48,041,190)	57,645,545
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
20,135,830 shares (cost $108,004,602)	110,739,012
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
13,741,304 shares (cost $133,437,354)	136,750,711
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
3,927,342 shares (cost $26,700,589)	23,420,313
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2,066,223 shares (cost $12,579,954)	10,865,852
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
8,174,968 shares (cost $54,402,565)	46,988,901
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
16,808,103 shares (cost $127,833,300)	155,947,257
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
25,788,751 shares (cost $82,781,638)	85,095,140
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
6,483,839 shares (cost $43,921,282)	$48,573,031
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
1,347,346 shares (cost $26,987,122)	20,722,993
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
257,867 shares (cost $4,554,767)	4,048,571
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2,223,976 shares (cost $14,011,608)	14,696,031
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
38,088,868 shares (cost $38,088,868)	38,088,868
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)
1,246,301 shares (cost $6,120,716)	5,601,002
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
1,905,971 shares (cost $13,984,924)	9,792,495
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
6,010,669 shares (cost $80,510,446)	91,941,594
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
8,909,055 shares (cost $79,186,534)	72,810,140
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
649,733 shares (cost $9,157,994)	8,631,707
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
12,317,551 shares (cost $70,839,586)	63,368,873
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
21,342 shares (cost $278,280)	320,344
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
738,448 shares (cost $4,288,368)	$4,689,148

Total Investments	7,961,432,920

Accounts Receivable - Regency Portfolio - S Class Shares (AMRS)	258
Accounts Receivable - Mid Cap Growth Portfolio - class I (MSVMG)	1,663
Accounts Receivable - Limited-Term Bond Portfolio - II (TRLT2)	12,587

Total Assets	7,961,447,428

Accounts Payable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	20,938
Accounts Payable - International Portfolio - S Class Shares (AMINS)	1,395
Other Accounts Payable	33,454

$7,961,391,641

Contract Owners’ Equity:
Accumulation units	7,879,756,483
Contracts in payout (annuitization) period	81,634,158

Total Contract Owners’ Equity (note 5)	$7,961,391,641

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	BBCMAG	BBGI	BBCA	MLVGA3	CSIEF3	WSCP	JPMMV1

Reinvested dividends	$156,956,588	6,290	17,787	-	192,721	-	-	-
Mortality and expense risk charges (note 2)	(87,890,026)	(10,191)	(21,365)	(12,467)	(51,559)	(621)	(12,857)	(81,061)

Net investment income (loss)	69,066,562	(3,901)	(3,578)	(12,467)	141,162	(621)	(12,857)	(81,061)

Realized gain (loss) on investments	(679,416,549)	(269,562)	(805,753)	(187,904)	59,155	19	11,810	235,837
Change in unrealized gain (loss) on investments	2,141,717,605	400,950	1,071,310	438,221	521,553	12,049	407,313	2,545,147

Net gain (loss) on investments	1,462,301,056	131,388	265,557	250,317	580,708	12,068	419,123	2,780,984

Reinvested capital gains	109,584,169	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,640,951,787	127,487	261,979	237,850	721,870	11,447	406,266	2,699,923

Investment Activity:	JABS	JACAS	JAGTS2	JAGTS	JARLCS	JAIGS2	JAIGS	MIGSC

Reinvested dividends	$2,843	16,395	-	-	7,372	352,033	275,546	725
Mortality and expense risk charges (note 2)	(1,294)	(1,378,821)	(131,639)	(176,543)	(10,083)	(980,976)	(736,085)	(2,102)

Net investment income (loss)	1,549	(1,362,426)	(131,639)	(176,543)	(2,711)	(628,943)	(460,539)	(1,377)

Realized gain (loss) on investments	741	6,549,275	278,524	(23,221)	(787,140)	(3,933,548)	4,928,002	(1,393)
Change in unrealized gain (loss) on investments	16,911	38,820,781	5,154,528	7,483,498	906,460	47,489,460	31,358,613	56,691

Net gain (loss) on investments	17,652	45,370,056	5,433,052	7,460,277	119,320	43,555,912	36,286,615	55,298

Reinvested capital gains	3,877	-	-	-	-	2,369,924	1,949,340	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,078	44,007,630	5,301,413	7,283,734	116,609	45,296,893	37,775,416	53,921

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	MMCGSC	MNDSC	MVFSC	MSVFI	MSVF2	MSEM	MSVMG	MSVRE

Reinvested dividends	$-	-	375,667	540,774	72,137	1,038,574	-	2,710,772
Mortality and expense risk charges (note 2)	(26,044)	(17,628)	(386,137)	(66,284)	(16,546)	(151,439)	(79,371)	(578,570)

Net investment income (loss)	(26,044)	(17,628)	(10,470)	474,490	55,591	887,135	(79,371)	2,132,202

Realized gain (loss) on investments	(88,015)	(68,745)	(4,199,319)	(193,713)	(25,994)	(453,053)	(6,911,501)	(118,691,386)
Change in unrealized gain (loss) on investments	587,668	524,183	10,394,323	182,335	32,877	2,824,653	10,827,887	121,284,727

Net gain (loss) on investments	499,653	455,438	6,195,004	(11,378)	6,883	2,371,600	3,916,386	2,593,341

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$473,609	437,810	6,184,534	463,112	62,474	3,258,735	3,837,015	4,725,543

Investment Activity:	NVAGF3	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF

Reinvested dividends	$34,191	2,208	26,121	104,274	-	-	-	3,475,629
Mortality and expense risk charges (note 2)	(3,862)	(1,260)	(405,431)	(374,188)	(262,953)	(328,995)	(108,429)	(408,514)

Net investment income (loss)	30,329	948	(379,310)	(269,914)	(262,953)	(328,995)	(108,429)	3,067,115

Realized gain (loss) on investments	8,210	3,794	(2,838,254)	(3,729,975)	(2,508,317)	(3,543,526)	(1,263,463)	(4,148,468)
Change in unrealized gain (loss) on investments	(7,890)	13,851	9,026,556	7,240,981	8,592,064	9,293,715	3,531,610	14,256,487

Net gain (loss) on investments	320	17,645	6,188,302	3,511,006	6,083,747	5,750,189	2,268,147	10,108,019

Reinvested capital gains	4,490	13,244	836,324	9,965	1,761,984	3,122,179	244,640	-

Net increase (decrease) in contract owners’ equity resulting from operations	$35,139	31,837	6,645,316	3,251,057	7,582,778	8,543,373	2,404,358	13,175,134

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	HIBF3	GEM	GEM3	GEM6	GVGU1	GVGU	GIG	GIG3

Reinvested dividends	$4,417,749	24,370	616,008	9,632	857	364,866	9,269	239,842
Mortality and expense risk charges (note 2)	(582,586)	(20,845)	(555,922)	(16,231)	(270)	(121,227)	(10,178)	(277,345)

Net investment income (loss)	3,835,163	3,525	60,086	(6,599)	587	243,639	(909)	(37,503)

Realized gain (loss) on investments	(6,350,245)	(218,211)	(16,893,431)	(323,330)	(875)	(5,829,198)	(111,347)	(8,949,644)
Change in unrealized gain (loss) on investments	20,999,703	1,118,599	39,070,874	737,136	1,828	5,619,924	352,373	14,475,264

Net gain (loss) on investments	14,649,458	900,388	22,177,443	413,806	953	(209,274)	241,026	5,525,620

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$18,484,621	903,913	22,237,529	407,207	1,540	34,365	240,117	5,488,117

Investment Activity:	NVIE6	GEF	GEF3	NVNMO1	NVNSR1	NVNSR2	NVCRA2	NVCRB2

Reinvested dividends	$330	75,915	59,493	69,812	22,442	1	17,688	94,332
Mortality and expense risk charges (note 2)	(490)	(78,510)	(65,616)	(426,509)	(53,615)	(12)	(20,894)	(52,118)

Net investment income (loss)	(160)	(2,595)	(6,123)	(356,697)	(31,173)	(11)	(3,206)	42,214

Realized gain (loss) on investments	(3,944)	253,741	(1,704,366)	973,687	(2,091,723)	1	(369,652)	(244,151)
Change in unrealized gain (loss) on investments	14,274	1,263,513	2,900,358	10,041,102	3,083,853	169	886,321	988,580

Net gain (loss) on investments	10,330	1,517,254	1,195,992	11,014,789	992,130	170	516,669	744,429

Reinvested capital gains	-	-	-	220,910	-	-	529	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,170	1,514,659	1,189,869	10,879,002	960,957	159	513,992	786,643

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2

Reinvested dividends	$59,684	130,496	189,367	54,002	108,568	145,810	12,681	97,609
Mortality and expense risk charges (note 2)	(53,495)	(52,596)	(120,444)	(41,175)	(51,841)	(52,463)	(7,674)	(20,330)

Net investment income (loss)	6,189	77,900	68,923	12,827	56,727	93,347	5,007	77,279

Realized gain (loss) on investments	(512,697)	(94,790)	(585,543)	(409,788)	(115,908)	126,672	3,675	74,825
Change in unrealized gain (loss) on investments	1,335,014	526,732	2,605,933	1,241,673	707,744	10,632	7,583	27,689

Net gain (loss) on investments	822,317	431,942	2,020,390	831,885	591,836	137,304	11,258	102,514

Reinvested capital gains	-	11,379	620	2,043	3,640	33,675	3,187	71,400

Net increase (decrease) in contract owners’ equity resulting from operations	$828,506	521,221	2,089,933	846,755	652,203	264,326	19,452	251,193

Investment Activity:	TRF	TRF2	GVGF1	GVGFS	GBF	GBF2	CAF	GVGH1

Reinvested dividends	$1,584,684	7,696	39	44,933	11,693,251	363,633	148,740	177
Mortality and expense risk charges (note 2)	(1,255,229)	(12,789)	(44)	(48,731)	(3,964,087)	(214,546)	(283,178)	(774)

Net investment income (loss)	329,455	(5,093)	(5)	(3,798)	7,729,164	149,087	(134,438)	(597)

Realized gain (loss) on investments	(13,766,520)	(41,969)	(630)	(2,226,308)	2,882,260	(139,562)	1,006,038	(3,992)
Change in unrealized gain (loss) on investments	39,345,162	196,791	1,717	3,488,754	(10,019,570)	(110,847)	6,655,242	14,445

Net gain (loss) on investments	25,578,642	154,822	1,087	1,262,446	(7,137,310)	(250,409)	7,661,280	10,453

Reinvested capital gains	-	-	-	-	4,461,069	155,671	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$25,908,097	149,729	1,082	1,258,648	5,052,923	54,349	7,526,842	9,856

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GVGHS	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA

Reinvested dividends	$39,220	65,213	504,661	12,366	8,564	1,300,178	4,559,520	1,906,766
Mortality and expense risk charges (note 2)	(158,600)	(24,985)	(606,391)	(4,678)	(3,246)	(861,295)	(3,762,580)	(1,917,404)

Net investment income (loss)	(119,380)	40,228	(101,730)	7,688	5,318	438,883	796,940	(10,638)

Realized gain (loss) on investments	(4,891,975)	(499,950)	(5,708,040)	411	9,014	(2,079,314)	(12,417,527)	(8,221,910)
Change in unrealized gain (loss) on investments	6,261,895	1,085,420	14,175,669	33,357	35,288	6,448,554	54,473,664	31,899,916

Net gain (loss) on investments	1,369,920	585,470	8,467,629	33,768	44,302	4,369,240	42,056,137	23,678,006

Reinvested capital gains	-	-	2,648,715	10,743	3,978	338,752	6,890,545	6,127,577

Net increase (decrease) in contract owners’ equity resulting from operations	$1,250,540	625,698	11,014,614	52,199	53,598	5,146,875	49,743,622	29,794,945

Investment Activity:	GVDMC	GVUS1	GVUSL	MCIF	SAM	NVMIG1	NVMIG3	GVDIV2

Reinvested dividends	$1,778,789	11	48,032	1,050,521	279,167	-	268,545	44
Mortality and expense risk charges (note 2)	(1,292,879)	(12)	(65,018)	(1,265,086)	(6,181,237)	(8)	(340,827)	(30)

Net investment income (loss)	485,910	(1)	(16,986)	(214,565)	(5,902,070)	(8)	(72,282)	14

Realized gain (loss) on investments	(5,159,593)	(1,415)	(2,145,245)	(5,066,068)	-	-	(564,526)	(152)
Change in unrealized gain (loss) on investments	15,166,898	1,719	3,736,000	34,901,409	-	89	10,682,185	742

Net gain (loss) on investments	10,007,305	304	1,590,755	29,835,341	-	89	10,117,659	590

Reinvested capital gains	1,566,703	-	-	3,360,831	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$12,059,918	303	1,573,769	32,981,607	(5,902,070)	81	10,045,377	604

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMMV2

Reinvested dividends	$375,781	15,304	29,113	2,348	27,172	-	-	381,405
Mortality and expense risk charges (note 2)	(212,505)	(13,739)	(39,700)	(7,560)	(34,394)	(551,450)	(35,244)	(369,434)

Net investment income (loss)	163,276	1,565	(10,587)	(5,212)	(7,222)	(551,450)	(35,244)	11,971

Realized gain (loss) on investments	(9,583,270)	(288,045)	117,088	9,185	176,869	956,178	54,026	(309,902)
Change in unrealized gain (loss) on investments	13,736,670	482,139	1,119,818	121,142	479,467	14,618,887	840,857	9,580,160

Net gain (loss) on investments	4,153,400	194,094	1,236,906	130,327	656,336	15,575,065	894,883	9,270,258

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,316,676	195,659	1,226,319	125,115	649,114	15,023,615	859,639	9,282,229

Investment Activity:	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2

Reinvested dividends	$-	-	641,368	6,665	312,030	4,232	7,423,622	280,542
Mortality and expense risk charges (note 2)	(300,305)	(9,891)	(1,258,232)	(22,446)	(1,284,797)	(49,120)	(893,575)	(128,788)

Net investment income (loss)	(300,305)	(9,891)	(616,864)	(15,781)	(972,767)	(44,888)	6,530,047	151,754

Realized gain (loss) on investments	(9,436,388)	(50,848)	(23,805,570)	(271,750)	(26,582,315)	(382,040)	(10,117,568)	198,733
Change in unrealized gain (loss) on investments	15,353,901	175,458	48,274,125	545,360	60,450,689	1,181,110	19,485,737	(86,287)

Net gain (loss) on investments	5,917,513	124,610	24,468,555	273,610	33,868,374	799,070	9,368,169	112,446

Reinvested capital gains	-	-	-	-	-	-	-	71,628

Net increase (decrease) in contract owners’ equity resulting from operations	$5,617,208	114,719	23,851,691	257,829	32,895,607	754,182	15,898,216	335,828

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GGTC	GGTC3	GVUG1	GVUGL	NVOLG1	NVOLG2	NVTIV3	EIF

Reinvested dividends	$-	-	-	-	1,466	-	18,151	329,232
Mortality and expense risk charges (note 2)	(8,699)	(82,737)	(3,867)	(91,617)	(2,904)	(54)	(28,364)	(338,542)

Net investment income (loss)	(8,699)	(82,737)	(3,867)	(91,617)	(1,438)	(54)	(10,213)	(9,310)

Realized gain (loss) on investments	(89,116)	(2,469,685)	(91,588)	(1,460,729)	5,055	1	96,170	(11,417,909)
Change in unrealized gain (loss) on investments	435,935	5,596,497	143,606	3,173,287	49,810	532	925,808	17,755,765

Net gain (loss) on investments	346,819	3,126,812	52,018	1,712,558	54,865	533	1,021,978	6,337,856

Reinvested capital gains	-	-	-	-	24,039	210	9,524	-

Net increase (decrease) in contract owners’ equity resulting from operations	$338,120	3,044,075	48,151	1,620,941	77,466	689	1,021,289	6,328,546

Investment Activity:	NVRE1	AMTB	PMVFAD	PMVLAD	AVB	AVBV2	AVCA	AVCA2

Reinvested dividends	$797,941	2,304,193	12,276	134,617	14,544	827	584	3,122
Mortality and expense risk charges (note 2)	(410,229)	(358,514)	(9,336)	(62,967)	(3,297)	(46,528)	(1,057)	(18,479)

Net investment income (loss)	387,712	1,945,679	2,940	71,650	11,247	(45,701)	(473)	(15,357)

Realized gain (loss) on investments	406,496	(2,370,986)	17,171	53,928	(35,375)	(2,494,621)	(3,163)	(653,222)
Change in unrealized gain (loss) on investments	14,255,390	3,884,748	(144,552)	(476,075)	84,838	4,135,944	18,958	847,275

Net gain (loss) on investments	14,661,886	1,513,762	(127,381)	(422,147)	49,463	1,641,323	15,795	194,053

Reinvested capital gains	317,124	-	52,958	752,997	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,366,722	3,459,441	(71,483)	402,500	60,710	1,595,622	15,322	178,696

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	AVCD2	AVGI	AVCE2	IVHS	IVRE	AVLCG	ALVGIB	ALVPGB

Reinvested dividends	$-	8,104	17,011	365	-	-	54,152	-
Mortality and expense risk charges (note 2)	(18,555)	(5,042)	(21,903)	(1,005)	(2,797)	(1,630)	(27,691)	(30,964)

Net investment income (loss)	(18,555)	3,062	(4,892)	(640)	(2,797)	(1,630)	26,461	(30,964)

Realized gain (loss) on investments	(1,059,596)	(15,695)	(130,015)	(15,792)	(99,902)	(83,289)	(146,518)	(15,601)
Change in unrealized gain (loss) on investments	1,561,643	96,347	378,687	37,517	183,658	105,784	378,153	552,953

Net gain (loss) on investments	502,047	80,652	248,672	21,725	83,756	22,495	231,635	537,352

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$483,492	83,714	243,780	21,085	80,959	20,865	258,096	506,388

Investment Activity:	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2

Reinvested dividends	$35,245	3,326,365	67,436	1,181,305	749,453	633,401	315,331	12,222
Mortality and expense risk charges (note 2)	(78,148)	(775,324)	(28,927)	(802,365)	(227,052)	(209,693)	(98,290)	(5,436)

Net investment income (loss)	(42,903)	2,551,041	38,509	378,940	522,401	423,708	217,041	6,786

Realized gain (loss) on investments	(1,672,575)	(4,122,880)	(79,087)	279,678	(382,532)	(4,188,834)	(2,746,240)	(17,351)
Change in unrealized gain (loss) on investments	2,909,210	11,595,005	260,358	5,203,620	5,793,211	8,574,650	3,868,246	95,962

Net gain (loss) on investments	1,236,635	7,472,125	181,271	5,483,298	5,410,679	4,385,816	1,122,006	78,611

Reinvested capital gains	185,907	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,379,639	10,023,166	219,780	5,862,238	5,933,080	4,809,524	1,339,047	85,397

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	ACVU1	ACVU2	ACVV	ACVV2	ACVVS1	ACVVS2	DVSCS	DSIF

Reinvested dividends	$13,610	1,741	10,174,071	218,248	-	-	601,775	6,670,640
Mortality and expense risk charges (note 2)	(33,493)	(10,302)	(1,992,034)	(71,595)	(37,079)	(2,669)	(274,976)	(3,564,461)

Net investment income (loss)	(19,883)	(8,561)	8,182,037	146,653	(37,079)	(2,669)	326,799	3,106,179

Realized gain (loss) on investments	(3,220,488)	(409,142)	(39,690,837)	(742,671)	(4,259,450)	(220,605)	(13,196,435)	(6,831,586)
Change in unrealized gain (loss) on investments	3,911,438	545,505	58,222,005	1,224,611	4,669,213	245,455	12,778,447	54,567,717

Net gain (loss) on investments	690,950	136,363	18,531,168	481,940	409,763	24,850	(417,988)	47,736,131

Reinvested capital gains	-	-	-	-	-	-	4,079,322	20,763,529

Net increase (decrease) in contract owners’ equity resulting from operations	$671,067	127,802	26,713,205	628,593	372,684	22,181	3,988,133	71,605,839

Investment Activity:	DSRG	DSRGS	DCAP	DCAPS	DSC	DVIV	FCA2S	FALFS

Reinvested dividends	$405,641	674	1,455,996	48,278	2,044	10,323	3,984	4,185
Mortality and expense risk charges (note 2)	(446,405)	(1,854)	(614,870)	(33,309)	(1,541)	(3,346)	(10,620)	(3,608)

Net investment income (loss)	(40,764)	(1,180)	841,126	14,969	503	6,977	(6,636)	577

Realized gain (loss) on investments	340,147	(10)	(3,114,475)	(142,826)	(10,035)	(1,733)	16,943	(59,811)
Change in unrealized gain (loss) on investments	11,413,547	30,275	8,565,347	254,207	40,653	62,504	45,309	77,495

Net gain (loss) on investments	11,753,694	30,265	5,450,872	111,381	30,618	60,771	62,252	17,684

Reinvested capital gains	-	-	4,248,521	159,016	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,712,930	29,085	10,540,519	285,366	31,121	67,748	55,616	18,261

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FHIBS	FVMOS	FQB	FQBS	FC2	FVSS2	FCS	FNRS2

Reinvested dividends	$355,633	104,545	10,490,209	411,345	118,267	3,672	4,474,615	51,054
Mortality and expense risk charges (note 2)	(60,756)	(61,780)	(1,845,295)	(119,390)	(188,189)	(19,980)	(4,025,489)	(258,463)

Net investment income (loss)	294,877	42,765	8,644,914	291,955	(69,922)	(16,308)	449,126	(207,409)

Realized gain (loss) on investments	(251,671)	63,058	(4,351,727)	(239,255)	(367,177)	(423,541)	(9,349,615)	(8,994,144)
Change in unrealized gain (loss) on investments	1,273,309	(100,637)	22,969,480	1,024,685	3,402,497	918,885	112,944,656	17,283,512

Net gain (loss) on investments	1,021,638	(37,579)	18,617,753	785,430	3,035,320	495,344	103,595,041	8,289,368

Reinvested capital gains	-	106,126	-	-	2,859	-	95,326	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,316,515	111,312	27,262,667	1,077,385	2,968,257	479,036	104,139,493	8,081,959

Investment Activity:	FEIS	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2

Reinvested dividends	$5,423,531	138,307	296,161	891	193,903	4,156	62,146	6,437
Mortality and expense risk charges (note 2)	(2,904,878)	(125,649)	(92,702)	(279)	(63,783)	(1,721)	(30,386)	(4,847)

Net investment income (loss)	2,518,653	12,658	203,459	612	130,120	2,435	31,760	1,590

Realized gain (loss) on investments	(21,060,117)	(676,225)	(1,238,428)	(1,391)	(1,193,894)	(3,843)	(657,992)	(28,930)
Change in unrealized gain (loss) on investments	82,099,875	2,316,109	2,605,255	4,898	2,282,203	27,269	1,311,464	107,454

Net gain (loss) on investments	61,039,758	1,639,884	1,366,827	3,507	1,088,309	23,426	653,472	78,524

Reinvested capital gains	-	-	66,383	186	72,898	1,260	37,534	4,464

Net increase (decrease) in contract owners’ equity resulting from operations	$63,558,411	1,652,542	1,636,669	4,305	1,291,327	27,121	722,766	84,578

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FGOS	FGS	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2

Reinvested dividends	$76,572	517,771	5,239	4,607,813	3,118,366	5,774,914	186,251	36,252
Mortality and expense risk charges (note 2)	(218,614)	(1,766,486)	(51,301)	(692,459)	(413,086)	(786,351)	(336,454)	(151,283)

Net investment income (loss)	(142,042)	(1,248,715)	(46,062)	3,915,354	2,705,280	4,988,563	(150,203)	(115,031)

Realized gain (loss) on investments	(1,283,016)	1,146,420	(17,209)	(6,426,537)	(2,907,003)	92,206	(3,751,495)	(266,661)
Change in unrealized gain (loss) on investments	9,078,300	37,767,384	699,170	24,264,875	12,952,030	3,537,944	13,063,566	2,947,511

Net gain (loss) on investments	7,795,284	38,913,804	681,961	17,838,338	10,045,027	3,630,150	9,312,071	2,680,850

Reinvested capital gains	-	135,846	2,341	-	-	280,887	166,121	41,280

Net increase (decrease) in contract owners’ equity resulting from operations	$7,653,242	37,800,935	638,240	21,753,692	12,750,307	8,899,600	9,327,989	2,607,099

Investment Activity:	FOS	FO2R	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3

Reinvested dividends	$424,364	93,554	773,884	67,310	3,188,989	8,865	227,062	266,403
Mortality and expense risk charges (note 2)	(232,021)	(91,745)	(451,011)	(153,433)	(472,673)	(9,262)	(169,065)	(110,579)

Net investment income (loss)	192,343	1,809	322,873	(86,123)	2,716,316	(397)	57,997	155,824

Realized gain (loss) on investments	(818,682)	(159,778)	(2,918,825)	(10,648,667)	(3,933,797)	(28,427)	(3,972,025)	(3,560,166)
Change in unrealized gain (loss) on investments	5,401,185	1,198,551	10,854,503	16,182,156	13,010,258	114,005	6,859,070	8,512,987

Net gain (loss) on investments	4,582,503	1,038,773	7,935,678	5,533,489	9,076,461	85,578	2,887,045	4,952,821

Reinvested capital gains	69,697	16,122	126,166	-	-	-	625,297	24,970

Net increase (decrease) in contract owners’ equity resulting from operations	$4,844,543	1,056,704	8,384,717	5,447,366	11,792,777	85,181	3,570,339	5,133,615

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	TIF2	TIF3	FTVGI3	FTVFA2	AMGP	AMINS	AMCG	AMTP

Reinvested dividends	$1,637	359,740	6,099,529	75,007	2,878	42	-	10,886
Mortality and expense risk charges (note 2)	(465)	(109,866)	(510,021)	(21,309)	(258,784)	(11,941)	(441,523)	(330,526)

Net investment income (loss)	1,172	249,874	5,589,508	53,698	(255,906)	(11,899)	(441,523)	(319,640)

Realized gain (loss) on investments	(4,239)	(5,330,269)	601,497	(75,983)	1,490,078	(915,404)	2,438,296	(48,266,083)
Change in unrealized gain (loss) on investments	10,892	7,064,420	783,873	503,967	3,597,567	1,231,409	5,956,056	63,903,225

Net gain (loss) on investments	6,653	1,734,151	1,385,370	427,984	5,087,645	316,005	8,394,352	15,637,142

Reinvested capital gains	2,020	434,845	-	-	-	-	-	48,357

Net increase (decrease) in contract owners’ equity resulting from operations	$9,845	2,418,870	6,974,878	481,682	4,831,739	304,106	7,952,829	15,365,859

Investment Activity:	AMRS	AMFAS	AMSRS	OVCAFS	OVGR	OVGS3	OVGS	OVGSS

Reinvested dividends	$32	-	71,058	224	445,819	2,135,689	1,549,968	61,066
Mortality and expense risk charges (note 2)	(20,151)	(17,378)	(38,943)	(58,182)	(1,533,969)	(1,114,554)	(771,937)	(55,790)

Net investment income (loss)	(20,119)	(17,378)	32,115	(57,958)	(1,088,150)	1,021,135	778,031	5,276

Realized gain (loss) on investments	(1,711,142)	(411,072)	(940,646)	90,471	3,283,907	(4,202,394)	3,057,837	209,682
Change in unrealized gain (loss) on investments	2,204,244	668,003	1,734,978	1,112,075	45,618,716	31,249,377	15,888,598	669,885

Net gain (loss) on investments	493,102	256,931	794,332	1,202,546	48,902,623	27,046,983	18,946,435	879,567

Reinvested capital gains	47	-	-	-	-	2,040,532	1,477,876	67,718

Net increase (decrease) in contract owners’ equity resulting from operations	$473,030	239,553	826,447	1,144,588	47,814,473	30,108,650	21,202,342	952,561

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	OVHI3	OVHI	OVHIS	OVGI	OVGIS	OVSC	OVSCS	OVAG

Reinvested dividends	$-	-	-	2,296,446	50,387	76,139	971	-
Mortality and expense risk charges (note 2)	(17,897)	(1,622)	(297)	(1,313,637)	(54,648)	(98,464)	(1,895)	(588,808)

Net investment income (loss)	(17,897)	(1,622)	(297)	982,809	(4,261)	(22,325)	(924)	(588,808)

Realized gain (loss) on investments	(533,695)	(123,303)	(11,633)	(915,631)	(32,191)	(1,684,312)	(6,232)	(2,298,344)
Change in unrealized gain (loss) on investments	983,470	149,471	17,230	27,014,066	738,143	4,800,249	53,849	17,451,483

Net gain (loss) on investments	449,775	26,168	5,597	26,098,435	705,952	3,115,937	47,617	15,153,139

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$431,878	24,546	5,300	27,081,244	701,691	3,093,612	46,693	14,564,331

Investment Activity:	OVSBS	PMVRRA	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ

Reinvested dividends	$9,877	22,010	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(72,669)	(7,984)	(2,122)	(776)	(1,307)	(7,898)	(3,000)	(6,516)

Net investment income (loss)	(62,792)	14,026	(2,122)	(776)	(1,307)	(7,898)	(3,000)	(6,516)

Realized gain (loss) on investments	(54,957)	(19,655)	(16,029)	(17,512)	(6,344)	(160,114)	4,857	(24,589)
Change in unrealized gain (loss) on investments	702,990	87,656	55,934	42,373	33,614	366,385	125,917	287,895

Net gain (loss) on investments	648,033	68,001	39,905	24,861	27,270	206,271	130,774	263,306

Reinvested capital gains	3,096	28,923	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$588,337	110,950	37,783	24,085	25,963	198,373	127,774	256,790

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	SBLV	SBLX	SBLY	PMVTRA	PVGIB	ACEG2	ACC2	VYDS

Reinvested dividends	$-	-	-	106,401	268	-	352,265	44,325
Mortality and expense risk charges (note 2)	(18,261)	(307)	(230)	(22,269)	(129)	(27,336)	(149,191)	(65,174)

Net investment income (loss)	(18,261)	(307)	(230)	84,132	139	(27,336)	203,074	(20,849)

Realized gain (loss) on investments	(49,996)	(3,890)	474	32	(5,652)	48,582	(269,348)	(545,263)
Change in unrealized gain (loss) on investments	686,118	13,196	5,463	86,403	7,561	677,709	1,932,263	1,764,076

Net gain (loss) on investments	636,122	9,306	5,937	86,435	1,909	726,291	1,662,915	1,218,813

Reinvested capital gains	-	-	-	74,667	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$617,861	8,999	5,707	245,234	2,048	698,955	1,865,989	1,197,964

Investment Activity:	ROCMC	TRBCG2	TREI2	TRLT2	VWEMR	VWEM	VWHAR	VWHA

Reinvested dividends	$-	-	235,425	412,415	19,846	25,013	70,838	34,776
Mortality and expense risk charges (note 2)	(6,549)	(122,671)	(163,657)	(145,579)	(176,614)	(159,580)	(323,903)	(138,894)

Net investment income (loss)	(6,549)	(122,671)	71,768	266,836	(156,768)	(134,567)	(253,065)	(104,118)

Realized gain (loss) on investments	(100,256)	(5,034,040)	(4,553,780)	454,676	(7,035,063)	(3,889,732)	(4,167,125)	504,098
Change in unrealized gain (loss) on investments	383,373	9,395,817	7,167,373	324,300	17,240,733	13,681,766	17,024,224	5,264,923

Net gain (loss) on investments	283,117	4,361,777	2,613,593	778,976	10,205,670	9,792,034	12,857,099	5,769,021

Reinvested capital gains	-	-	-	-	802,362	1,011,248	140,476	68,964

Net increase (decrease) in contract owners’ equity resulting from operations	$276,568	4,239,106	2,685,361	1,045,812	10,851,264	10,668,715	12,744,510	5,733,867

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR	WRGP

Reinvested dividends	$881,683	1,174,111	4,340,735	1,337,433	223,206	-	-	567,220
Mortality and expense risk charges (note 2)	(2,905,163)	(670,523)	(1,342,473)	(1,530,268)	(269,631)	(113,104)	(462,391)	(1,759,562)

Net investment income (loss)	(2,023,480)	503,588	2,998,262	(192,835)	(46,425)	(113,104)	(462,391)	(1,192,342)

Realized gain (loss) on investments	6,318,051	1,795,582	(1,248,237)	(6,021,980)	(730,970)	(643,484)	(1,426,307)	(630,027)
Change in unrealized gain (loss) on investments	22,928,585	3,538,066	4,745,812	32,181,263	3,940,788	3,749,945	20,367,361	30,999,530

Net gain (loss) on investments	29,246,636	5,333,648	3,497,575	26,159,283	3,209,818	3,106,461	18,941,054	30,369,503

Reinvested capital gains	23,828,981	337,991	-	-	-	-	-	4,191,940

Net increase (decrease) in contract owners’ equity resulting from operations	$51,052,137	6,175,227	6,495,837	25,966,448	3,163,393	2,993,357	18,478,663	33,369,101

Investment Activity:	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP	WRRESP

Reinvested dividends	$6,594,398	658,128	609,757	-	-	580,314	324,063	264,454
Mortality and expense risk charges (note 2)	(862,089)	(517,829)	(209,394)	(39,050)	(135,137)	(653,094)	(69,733)	(101,887)

Net investment income (loss)	5,732,309	140,299	400,363	(39,050)	(135,137)	(72,780)	254,330	162,567

Realized gain (loss) on investments	(269,739)	2,237,652	(2,488,334)	(348,170)	(701,518)	-	(293,975)	(2,178,321)
Change in unrealized gain (loss) on investments	21,265,608	7,178,898	6,156,159	1,492,389	4,902,103	-	436,785	3,576,435

Net gain (loss) on investments	20,995,869	9,416,550	3,667,825	1,144,219	4,200,585	-	142,810	1,398,114

Reinvested capital gains	-	-	980,727	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$26,728,178	9,556,849	5,048,915	1,105,169	4,065,448	(72,780)	397,140	1,560,681

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG	WIEP	WVCP

Reinvested dividends	$-	275,635	-	1,223,777	-	-	8	25,302
Mortality and expense risk charges (note 2)	(969,244)	(772,086)	(92,700)	(726,093)	(510,896)	(16,563)	(18,178)	(9,265)

Net investment income (loss)	(969,244)	(496,451)	(92,700)	497,684	(510,896)	(16,563)	(18,170)	16,037

Realized gain (loss) on investments	2,351,564	448,289	(1,055,510)	(1,567,132)	(34,456,674)	97,997	441,743	(38,972)
Change in unrealized gain (loss) on investments	21,764,143	18,757,875	3,050,968	14,055,829	53,085,484	400,780	(67,524)	279,387

Net gain (loss) on investments	24,115,707	19,206,164	1,995,458	12,488,697	18,628,810	498,777	374,219	240,415

Reinvested capital gains	5,252,733	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$28,399,196	18,709,713	1,902,758	12,986,381	18,117,914	482,214	356,049	256,452

Investment Activity:	BF	SGRF	JPMCVP	WGIP

Reinvested dividends	$401,477	-	245,162	284,500
Mortality and expense risk charges (note 2)	(187,033)	(86,529)	(35,916)	(34,852)

Net investment income (loss)	214,444	(86,529)	209,246	249,648

Realized gain (loss) on investments	(18,309,048)	(11,029,249)	(6,435,488)	(2,901,776)
Change in unrealized gain (loss) on investments	16,886,732	12,134,483	5,690,300	3,465,093

Net gain (loss) on investments	(1,422,316)	1,105,234	(745,188)	563,317

Reinvested capital gains	-	-	22,194	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,207,872)	1,018,705	(513,748)	812,965

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		BBCMAG		BBGI		BBCA
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$69,066,562	68,923,673	(3,901)	(640)	(3,578)	8,001	(12,467)	(32,507)
Realized gain (loss) on investments	(679,416,549)	141,760,105	(269,562)	23,632	(805,753)	42,097	(187,904)	398,820
Change in unrealized gain (loss) on investments	2,141,717,605	(4,994,288,537)	400,950	(987,215)	1,071,310	(2,360,377)	438,221	(2,399,080)
Reinvested capital gains	109,584,169	614,502,928	-	315,512	-	715,977	-	445,954

Net increase (decrease) in contract owners’ equity resulting from operations	1,640,951,787	(4,169,101,831)	127,487	(648,711)	261,979	(1,594,302)	237,850	(1,586,813)

Equity transactions:
Purchase payments received from contract owners (note 3)	213,963,897	292,474,959	(8,897)	81,282	25,760	24,947	15,355	21,498
Transfers between funds	-	-	(123)	(211,732)	(346,129)	(841,233)	(12)	(657,558)
Redemptions (note 3)	(1,535,732,127)	(2,482,867,821)	(221,819)	(329,680)	(336,773)	(560,500)	(244,251)	(498,807)
Annuity benefits	(5,109,456)	(6,479,048)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(226,624)	(324,720)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,951,708)	(8,501,724)	(580)	(833)	(159)	(2,570)	(89)	(2,140)
Adjustments to maintain reserves	(110,835)	397,026	(28)	(58)	(31)	(101)	(52)	(53)

Net equity transactions	(1,331,166,853)	(2,205,301,328)	(231,447)	(461,021)	(657,332)	(1,379,457)	(229,049)	(1,137,060)

Net change in contract owners’ equity	309,784,934	(6,374,403,159)	(103,960)	(1,109,732)	(395,353)	(2,973,759)	8,801	(2,723,873)
Contract owners’ equity beginning of period	7,651,606,707	14,026,009,866	884,049	1,993,781	2,093,573	5,067,332	1,112,358	3,836,231

Contract owners’ equity end of period	$7,961,391,641	7,651,606,707	780,089	884,049	1,698,220	2,093,573	1,121,159	1,112,358

CHANGES IN UNITS:
Beginning units	721,371,476	874,752,300	110,981	152,662	261,627	393,076	117,435	194,644
Units purchased	275,440,652	329,568,328	1,099	7,786	9,325	14,194	8,541	9,058
Units redeemed	(365,779,673)	(482,949,152)	(32,558)	(49,467)	(89,789)	(145,643)	(32,300)	(86,267)

Ending units	631,032,455	721,371,476	79,522	110,981	181,163	261,627	93,676	117,435

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MLVGA3		CSIEF3		WSCP		JPMMV1

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$141,162	-	(621)	-	(12,857)	-	(81,061)	-
Realized gain (loss) on investments	59,155	-	19	-	11,810	-	235,837	-
Change in unrealized gain (loss) on investments	521,553	-	12,049	-	407,313	-	2,545,147	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	721,870	-	11,447	-	406,266	-	2,699,923	-

Equity transactions:
Purchase payments received from contract owners (note 3)	270,186	-	55	-	18,839	-	42,418	-
Transfers between funds	15,799,366	-	1,185,824	-	4,778,356	-	9,246,326	-
Redemptions (note 3)	(676,123)	-	(1,827)	-	(128,128)	-	(988,531)	-
Annuity benefits	(3,681)	-	-	-	-	-	(1,362)	-
Contract maintenance charges (note 2)	(21)	-	-	-	(24)	-	(190)	-
Contingent deferred sales charges (note 2)	(1,476)	-	(5)	-	(19)	-	(1,003)	-
Adjustments to maintain reserves	(112)	-	(46)	-	11	-	2,339	-

Net equity transactions	15,388,139	-	1,184,001	-	4,669,035	-	8,299,997	-

Net change in contract owners’ equity	16,110,009	-	1,195,448	-	5,075,301	-	10,999,920	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$16,110,009	-	1,195,448	-	5,075,301	-	10,999,920	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	1,472,293	-	118,413	-	485,940	-	1,121,053	-
Units redeemed	(142,768)	-	(180)	-	(20,889)	-	(199,415)	-

Ending units	1,329,525	-	118,233	-	465,051	-	921,638	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JABS		JACAS		JAGTS2		JAGTS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,549	840	(1,362,426)	(2,114,763)	(131,639)	(155,741)	(176,543)	(238,889)
Realized gain (loss) on investments	741	170	6,549,275	36,028,375	278,524	687,087	(23,221)	690,275
Change in unrealized gain (loss) on investments	16,911	(17,008)	38,820,781	(128,871,167)	5,154,528	(8,720,454)	7,483,498	(13,793,583)
Reinvested capital gains	3,877	1,928	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,078	(14,070)	44,007,630	(94,957,555)	5,301,413	(8,189,108)	7,283,734	(13,342,197)

Equity transactions:
Purchase payments received from contract owners (note 3)	50	-	2,743,945	3,112,750	602,350	775,081	211,803	230,217
Transfers between funds	6,108	79,385	5,252,337	868,058	709,197	(634,197)	(606,592)	(1,805,811)
Redemptions (note 3)	(6,892)	(6,656)	(18,927,419)	(40,583,636)	(2,356,313)	(2,935,255)	(2,072,844)	(5,496,738)
Annuity benefits	(282)	-	(25,688)	(37,253)	-	-	(1,833)	(2,421)
Contract maintenance charges (note 2)	-	-	(3,141)	(4,319)	(490)	(459)	(712)	(1,480)
Contingent deferred sales charges (note 2)	-	-	(51,463)	(107,794)	(10,197)	(16,308)	(3,612)	(5,911)
Adjustments to maintain reserves	(14)	113	57,400	86,097	74,097	(74,995)	(5,423)	22,186

Net equity transactions	(1,030)	72,842	(10,954,029)	(36,666,097)	(981,356)	(2,886,133)	(2,479,213)	(7,059,958)

Net change in contract owners’ equity	22,048	58,772	33,053,601	(131,623,652)	4,320,057	(11,075,241)	4,804,521	(20,402,155)
Contract owners’ equity beginning of period	91,385	32,613	105,919,792	237,543,444	8,611,584	19,686,825	14,408,805	34,810,960

Contract owners’ equity end of period	$113,433	91,385	138,973,393	105,919,792	12,931,641	8,611,584	19,213,326	14,408,805

CHANGES IN UNITS:
Beginning units	7,919	2,342	15,992,721	19,196,350	1,067,580	1,356,019	5,376,361	7,228,127
Units purchased	1,152	6,157	4,124,757	7,946,503	718,595	422,047	47,000	497,940
Units redeemed	(1,144)	(580)	(5,427,913)	(11,150,132)	(754,789)	(710,486)	(805,237)	(2,349,706)

Ending units	7,927	7,919	14,689,565	15,992,721	1,031,386	1,067,580	4,618,124	5,376,361

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JARLCS		JAIGS2		JAIGS		MIGSC

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(2,711)	(13,905)	(628,943)	2,001,349	(460,539)	1,637,524	(1,377)	(2,072)
Realized gain (loss) on investments	(787,140)	(248,707)	(3,933,548)	20,122,672	4,928,002	18,441,362	(1,393)	2,575
Change in unrealized gain (loss) on investments	906,460	(954,111)	47,489,460	(122,594,162)	31,358,613	(102,734,913)	56,691	(104,015)
Reinvested capital gains	-	147,027	2,369,924	18,856,175	1,949,340	15,048,524	-	10,494

Net increase (decrease) in contract owners’ equity resulting from operations	116,609	(1,069,696)	45,296,893	(81,613,966)	37,775,416	(67,607,503)	53,921	(93,018)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,613	23,388	2,925,196	3,660,114	886,150	1,047,864	(195)	(6)
Transfers between funds	(1,597,596)	161,370	15,394,785	(14,771,518)	(2,752,353)	(7,174,128)	5,393	(4,076)
Redemptions (note 3)	(123,657)	(654,840)	(13,437,090)	(24,069,227)	(10,519,223)	(26,348,234)	(5,641)	(11,265)
Annuity benefits	(636)	(310)	(23,173)	(67,957)	(15,338)	(23,074)	(5,842)	(6,696)
Contract maintenance charges (note 2)	(10)	(2)	(3,027)	(2,943)	(1,549)	(4,626)	-	(2)
Contingent deferred sales charges (note 2)	(469)	(1,485)	(48,397)	(87,615)	(17,582)	(23,357)	(17)	(179)
Adjustments to maintain reserves	(106)	(103)	(4,598)	26,370	(2,088)	56,010	97	668

Net equity transactions	(1,718,861)	(471,982)	4,803,696	(35,312,776)	(12,421,983)	(32,469,545)	(6,205)	(21,556)

Net change in contract owners’ equity	(1,602,252)	(1,541,678)	50,100,589	(116,926,742)	25,353,433	(100,077,048)	47,716	(114,574)
Contract owners’ equity beginning of period	1,608,689	3,150,367	61,595,911	178,522,653	54,239,408	154,316,456	147,243	261,817

Contract owners’ equity end of period	$6,437	1,608,689	111,696,500	61,595,911	79,592,841	54,239,408	194,959	147,243

CHANGES IN UNITS:
Beginning units	140,574	177,353	4,486,666	6,157,632	6,684,942	8,694,808	18,125	20,042
Units purchased	45,295	66,214	2,024,382	2,032,442	124,988	763,914	688	84
Units redeemed	(185,394)	(102,993)	(1,921,319)	(3,703,408)	(1,251,853)	(2,773,780)	(1,350)	(2,001)

Ending units	475	140,574	4,589,729	4,486,666	5,558,077	6,684,942	17,463	18,125

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MMCGSC		MNDSC		MVFSC		MSVFI

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(26,044)	(41,644)	(17,628)	(19,405)	(10,470)	(65,618)	474,490	332,635
Realized gain (loss) on investments	(88,015)	79,081	(68,745)	(12,891)	(4,199,319)	(845,018)	(193,713)	(1,295,605)
Change in unrealized gain (loss) on investments	587,668	(1,819,815)	524,183	(676,408)	10,394,323	(16,140,076)	182,335	(306,788)
Reinvested capital gains	-	319,435	-	214,547	-	1,745,231	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	473,609	(1,462,943)	437,810	(494,157)	6,184,534	(15,305,481)	463,112	(1,269,758)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,485	6,943	1,230	6,459	816,327	928,426	129,846	419,365
Transfers between funds	6,539	(148,555)	84,239	(366)	5,359,412	5,626,261	(3,023,753)	(184,643)
Redemptions (note 3)	(169,267)	(118,741)	(53,851)	(101,436)	(4,251,942)	(5,270,103)	(1,106,061)	(2,529,890)
Annuity benefits	-	-	-	-	(17,140)	(29,551)	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,063)	(385)	(303)	(539)
Contingent deferred sales charges (note 2)	(1,736)	(568)	(262)	(822)	(11,001)	(13,194)	(4,221)	(13,586)
Adjustments to maintain reserves	(65)	(46)	286	(46,621)	21,045	(279)	2,059	125

Net equity transactions	(163,044)	(260,967)	31,642	(142,786)	1,915,638	1,241,175	(4,002,433)	(2,309,168)

Net change in contract owners’ equity	310,565	(1,723,910)	469,452	(636,943)	8,100,172	(14,064,306)	(3,539,321)	(3,578,926)
Contract owners’ equity beginning of period	1,299,560	3,023,470	703,563	1,340,506	28,710,789	42,775,095	7,688,511	11,267,437

Contract owners’ equity end of period	$1,610,125	1,299,560	1,173,015	703,563	36,810,961	28,710,789	4,149,190	7,688,511

CHANGES IN UNITS:
Beginning units	234,916	259,737	101,953	114,943	3,458,496	3,388,372	797,752	1,037,706
Units purchased	20,743	8,125	25,562	12,289	2,046,178	2,174,589	873,688	1,037,826
Units redeemed	(45,625)	(32,946)	(21,022)	(25,279)	(1,808,251)	(2,104,465)	(1,274,343)	(1,277,780)

Ending units	210,034	234,916	106,493	101,953	3,696,423	3,458,496	397,097	797,752

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MSVF2		MSEM		MSVMG		MSVRE

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$55,591	30,084	887,135	1,061,196	(79,371)	(73,239)	2,132,202	3,637,828
Realized gain (loss) on investments	(25,994)	(32,030)	(453,053)	(1,325,540)	(6,911,501)	(1,419,494)	(118,691,386)	(10,205,933)
Change in unrealized gain (loss) on investments	32,877	(147,097)	2,824,653	(3,434,427)	10,827,887	(13,899,671)	121,284,727	(123,544,689)
Reinvested capital gains	-	-	-	735,547	-	4,929,728	-	62,046,801

Net increase (decrease) in contract owners’ equity resulting from operations	62,474	(149,043)	3,258,735	(2,963,224)	3,837,015	(10,462,676)	4,725,543	(68,065,993)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	51,490	106,914	97,050	250,427	299,568	776,904	3,946,915
Transfers between funds	14,018	(87,550)	(822,603)	(2,324,404)	(12,017,677)	(1,333,768)	(92,059,094)	(17,299,231)
Redemptions (note 3)	(114,584)	(87,893)	(2,296,012)	(3,856,527)	(1,454,122)	(5,449,125)	(7,924,155)	(32,420,621)
Annuity benefits	(10,781)	(8,248)	(9,846)	(10,295)	(3,390)	(4,878)	(25,093)	(78,227)
Contract maintenance charges (note 2)	-	-	(336)	(471)	(221)	(380)	(2,294)	(5,167)
Contingent deferred sales charges (note 2)	(858)	(1,412)	(5,906)	(12,513)	(2,038)	(12,770)	(27,812)	(140,483)
Adjustments to maintain reserves	(61)	852	(654)	739	(47,959)	3,821	4,197	6,714

Net equity transactions	(112,266)	(132,761)	(3,028,443)	(6,106,421)	(13,274,980)	(6,497,532)	(99,257,347)	(45,990,100)

Net change in contract owners’ equity	(49,792)	(281,804)	230,292	(9,069,645)	(9,437,965)	(16,960,208)	(94,531,804)	(114,056,093)
Contract owners’ equity beginning of period	875,862	1,157,666	13,115,046	22,184,691	9,493,854	26,454,062	95,712,403	209,768,496

Contract owners’ equity end of period	$826,070	875,862	13,345,338	13,115,046	55,889	9,493,854	1,180,599	95,712,403

CHANGES IN UNITS:
Beginning units	75,504	93,300	586,733	837,101	1,708,103	2,396,216	5,202,889	7,005,630
Units purchased	5,764	10,657	47,736	48,767	843,541	1,054,348	618,853	1,578,095
Units redeemed	(17,829)	(28,453)	(167,701)	(299,135)	(2,546,810)	(1,742,461)	(5,774,012)	(3,380,836)

Ending units	63,439	75,504	466,768	586,733	4,834	1,708,103	47,730	5,202,889

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVAGF3		NVAMV1		GVAAA2		GVABD2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$30,329	-	948	-	(379,310)	439,959	(269,914)	1,344,204
Realized gain (loss) on investments	8,210	-	3,794	-	(2,838,254)	(1,577,102)	(3,729,975)	(1,872,198)
Change in unrealized gain (loss) on investments	(7,890)	-	13,851	-	9,026,556	(14,412,669)	7,240,981	(3,720,930)
Reinvested capital gains	4,490	-	13,244	-	836,324	500,454	9,965	26,029

Net increase (decrease) in contract owners’ equity resulting from operations	35,139	-	31,837	-	6,645,316	(15,049,358)	3,251,057	(4,222,895)

Equity transactions:
Purchase payments received from contract owners (note 3)	12,910	-	29,111	-	1,536,979	2,697,976	483,396	1,111,878
Transfers between funds	995,682	-	363,916	-	2,815,926	6,828,923	3,208,035	1,875,370
Redemptions (note 3)	(69,376)	-	(32,806)	-	(5,240,766)	(11,934,581)	(5,818,847)	(7,863,791)
Annuity benefits	-	-	(11)	-	(66,777)	(53,909)	(46,432)	(40,002)
Contract maintenance charges (note 2)	(3)	-	(9)	-	(922)	(746)	(417)	(269)
Contingent deferred sales charges (note 2)	(30)	-	-	-	(6,481)	(39,667)	(9,636)	(15,551)
Adjustments to maintain reserves	(14)	-	(13)	-	(681)	4,681	(519)	994

Net equity transactions	939,169	-	360,188	-	(962,722)	(2,497,323)	(2,184,420)	(4,931,371)

Net change in contract owners’ equity	974,308	-	392,025	-	5,682,594	(17,546,681)	1,066,637	(9,154,266)
Contract owners’ equity beginning of period	-	-	-	-	31,208,437	48,755,118	30,618,095	39,772,361

Contract owners’ equity end of period	$974,308	-	392,025	-	36,891,031	31,208,437	31,684,732	30,618,095

CHANGES IN UNITS:
Beginning units	-	-	-	-	3,842,337	4,327,066	3,167,010	3,680,238
Units purchased	99,992	-	34,548	-	1,380,676	2,463,802	3,133,380	3,966,962
Units redeemed	(14,032)	-	(3,289)	-	(1,567,478)	(2,948,531)	(3,377,021)	(4,480,190)

Ending units	85,960	-	31,259	-	3,655,535	3,842,337	2,923,369	3,167,010

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVAGG2		GVAGR2		GVAGI2		HIBF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(262,953)	404,639	(328,995)	288,566	(108,429)	105,814	3,067,115	4,074,797
Realized gain (loss) on investments	(2,508,317)	(481,663)	(3,543,526)	(917,919)	(1,263,463)	(769,927)	(4,148,468)	(4,157,625)
Change in unrealized gain (loss) on investments	8,592,064	(14,244,214)	9,293,715	(21,230,930)	3,531,610	(3,310,354)	14,256,487	(15,634,681)
Reinvested capital gains	1,761,984	911,284	3,122,179	2,103,079	244,640	2,817	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,582,778	(13,409,954)	8,543,373	(19,757,204)	2,404,358	(3,971,650)	13,175,134	(15,717,509)

Equity transactions:
Purchase payments received from contract owners (note 3)	489,752	986,481	909,029	1,652,820	680,705	727,755	84,683	118,372
Transfers between funds	4,448,817	3,937,864	10,496,698	9,771,893	3,029,225	5,930,503	(2,221,650)	(6,978,337)
Redemptions (note 3)	(4,280,332)	(4,186,077)	(5,023,461)	(5,697,519)	(1,322,132)	(1,064,026)	(6,729,066)	(13,727,511)
Annuity benefits	(17,876)	(13,058)	(32,281)	(32,456)	(37,355)	(42,161)	(21,985)	(30,178)
Contract maintenance charges (note 2)	(923)	(693)	(1,391)	(1,378)	(268)	(128)	(532)	(705)
Contingent deferred sales charges (note 2)	(12,386)	(16,773)	(12,914)	(26,625)	(3,677)	(1,959)	(8,946)	(29,829)
Adjustments to maintain reserves	(1,567)	1,481	(1,522)	1,638	(2,586)	1,438	(2,713)	(1,864)

Net equity transactions	625,485	709,225	6,334,158	5,668,373	2,343,912	5,551,422	(8,900,209)	(20,650,052)

Net change in contract owners’ equity	8,208,263	(12,700,729)	14,877,531	(14,088,831)	4,748,270	1,579,772	4,274,925	(36,367,561)
Contract owners’ equity beginning of period	19,548,258	32,248,987	23,964,401	38,053,232	7,421,132	5,841,360	34,120,404	70,487,965

Contract owners’ equity end of period	$27,756,521	19,548,258	38,841,932	23,964,401	12,169,402	7,421,132	38,395,329	34,120,404

CHANGES IN UNITS:
Beginning units	2,607,903	2,609,463	3,724,440	3,258,610	1,149,098	537,058	3,127,646	4,627,823
Units purchased	1,420,654	1,438,508	2,425,025	2,550,266	749,225	1,058,928	155,403	334,718
Units redeemed	(1,377,265)	(1,440,068)	(1,749,176)	(2,084,436)	(475,997)	(446,888)	(850,283)	(1,834,895)

Ending units	2,651,292	2,607,903	4,400,289	3,724,440	1,422,326	1,149,098	2,432,766	3,127,646

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	HIBF3		GEM		GEM3		GEM6

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$3,835,163	2,280,826	3,525	(952)	60,086	(101,376)	(6,599)	(14,640)
Realized gain (loss) on investments	(6,350,245)	(3,874,374)	(218,211)	787,003	(16,893,431)	8,668,667	(323,330)	(103,641)
Change in unrealized gain (loss) on investments	20,999,703	(6,635,904)	1,118,599	(4,206,251)	39,070,874	(94,816,847)	737,136	(1,538,348)
Reinvested capital gains	-	-	-	713,183	-	17,307,977	-	345,857

Net increase (decrease) in contract owners’ equity resulting from operations	18,484,621	(8,229,452)	903,913	(2,707,017)	22,237,529	(68,941,579)	407,207	(1,310,772)

Equity transactions:
Purchase payments received from contract owners (note 3)	787,358	1,237,325	111,599	106,145	1,620,444	2,062,330	13,067	16,996
Transfers between funds	9,912,116	11,845,476	(94,119)	(417,223)	2,701,712	(32,495,760)	149,929	(202,287)
Redemptions (note 3)	(7,197,760)	(6,900,762)	(417,217)	(976,220)	(7,332,600)	(16,720,775)	(150,590)	(245,027)
Annuity benefits	(44,044)	(41,681)	(3,275)	(6,739)	(24,429)	(84,343)	-	-
Contract maintenance charges (note 2)	(385)	(370)	(85)	(291)	(3,113)	(3,519)	-	-
Contingent deferred sales charges (note 2)	(11,277)	(22,294)	(840)	(2,679)	(22,375)	(66,134)	(636)	(3,619)
Adjustments to maintain reserves	776	213	(123)	(2,849)	(481)	(28,136)	5	(491)

Net equity transactions	3,446,784	6,117,907	(404,060)	(1,299,856)	(3,060,842)	(47,336,337)	11,775	(434,428)

Net change in contract owners’ equity	21,931,405	(2,111,545)	499,853	(4,006,873)	19,176,687	(116,277,916)	418,982	(1,745,200)
Contract owners’ equity beginning of period	38,715,492	40,827,037	1,725,374	5,732,247	40,090,735	156,368,651	694,612	2,439,812

Contract owners’ equity end of period	$60,646,897	38,715,492	2,225,227	1,725,374	59,267,422	40,090,735	1,113,594	694,612

CHANGES IN UNITS:
Beginning units	4,616,958	3,454,996	117,608	168,853	2,568,733	4,177,260	57,587	83,699
Units purchased	4,610,564	4,979,785	10,065	39,301	1,093,399	1,222,131	20,399	15,475
Units redeemed	(4,205,084)	(3,817,823)	(34,900)	(90,546)	(1,318,743)	(2,830,658)	(20,203)	(41,587)

Ending units	5,022,438	4,616,958	92,773	117,608	2,343,389	2,568,733	57,783	57,587

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVGU1		GVGU		GIG		GIG3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$587	901	243,639	392,392	(909)	3,180	(37,503)	30,468
Realized gain (loss) on investments	(875)	(9,403)	(5,829,198)	(3,644,120)	(111,347)	32,049	(8,949,644)	2,536,521
Change in unrealized gain (loss) on investments	1,828	(21,765)	5,619,924	(6,394,552)	352,373	(965,145)	14,475,264	(33,910,265)
Reinvested capital gains	-	516	-	276,258	-	186,092	-	6,114,051

Net increase (decrease) in contract owners’ equity resulting from operations	1,540	(29,751)	34,365	(9,370,022)	240,117	(743,824)	5,488,117	(25,229,225)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	205,331	390,049	45,772	25,636	445,688	879,600
Transfers between funds	-	-	(5,017,490)	(3,766,086)	291,336	145,254	829,819	(8,555,913)
Redemptions (note 3)	(2,262)	(27,610)	(1,771,067)	(5,107,530)	(199,034)	(177,577)	(3,648,045)	(7,822,781)
Annuity benefits	(113)	(549)	-	-	(2,300)	(3,344)	(23)	-
Contract maintenance charges (note 2)	-	(1)	(149)	(165)	(54)	(83)	(663)	(786)
Contingent deferred sales charges (note 2)	-	-	(3,064)	(12,685)	(249)	(646)	(12,229)	(17,704)
Adjustments to maintain reserves	(4)	607	(345)	(598)	127	37	(668)	(55)

Net equity transactions	(2,379)	(27,553)	(6,586,784)	(8,497,015)	135,598	(10,723)	(2,386,121)	(15,517,639)

Net change in contract owners’ equity	(839)	(57,304)	(6,552,419)	(17,867,037)	375,715	(754,547)	3,101,996	(40,746,864)
Contract owners’ equity beginning of period	22,846	80,150	15,875,269	33,742,306	815,460	1,570,007	24,390,061	65,136,925

Contract owners’ equity end of period	$22,007	22,846	9,322,850	15,875,269	1,191,175	815,460	27,492,057	24,390,061

CHANGES IN UNITS:
Beginning units	1,501	3,488	1,126,815	1,589,344	95,197	100,313	1,835,707	2,612,842
Units purchased	-	37	213,262	1,012,770	47,278	43,948	751,390	971,895
Units redeemed	(145)	(2,024)	(722,711)	(1,475,299)	(33,533)	(49,064)	(980,656)	(1,749,030)

Ending units	1,356	1,501	617,366	1,126,815	108,942	95,197	1,606,441	1,835,707

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVIE6		GEF		GEF3		NVNMO1
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(160)	194	(2,595)	(44,925)	(6,123)	(61,202)	(356,697)	(1,094)
Realized gain (loss) on investments	(3,944)	(3,601)	253,741	1,666,747	(1,704,366)	(442,254)	973,687	(63,062)
Change in unrealized gain (loss) on investments	14,274	(24,330)	1,263,513	(11,532,186)	2,900,358	(8,164,752)	10,041,102	(28,282)
Reinvested capital gains	-	7,652	-	2,462,872	-	2,045,589	220,910	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,170	(20,085)	1,514,659	(7,447,492)	1,189,869	(6,622,619)	10,879,002	(92,438)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	54,104	51,268	61,348	270,709	432,974	937,904	8,303
Transfers between funds	21,133	-	(354,850)	(632,749)	(321,583)	(3,155,959)	96,213,801	232,942
Redemptions (note 3)	(4,258)	(3,620)	(1,199,210)	(2,568,680)	(921,308)	(2,526,326)	(6,087,874)	(17,603)
Annuity benefits	(873)	(350)	(2,579)	(2,288)	-	(5,534)	(6,304)	(83)
Contract maintenance charges (note 2)	-	-	(142)	(358)	(233)	(271)	(638)	-
Contingent deferred sales charges (note 2)	-	-	(633)	(3,816)	(2,562)	(12,547)	(7,118)	(146)
Adjustments to maintain reserves	12	(14)	4,386	2,080	(494)	238	(6,927)	2

Net equity transactions	16,014	50,120	(1,501,760)	(3,144,463)	(975,471)	(5,267,425)	91,042,844	223,415

Net change in contract owners’ equity	26,184	30,035	12,899	(10,591,955)	214,398	(11,890,044)	101,921,846	130,977
Contract owners’ equity beginning of period	30,035	-	8,035,052	18,627,007	6,267,551	18,157,595	130,977	-

Contract owners’ equity end of period	$56,219	30,035	8,047,951	8,035,052	6,481,949	6,267,551	102,052,823	130,977

CHANGES IN UNITS:
Beginning units	5,501	-	726,959	930,932	421,671	672,810	24,053	-
Units purchased	3,378	6,224	17,983	48,722	85,154	153,727	15,151,610	48,886
Units redeemed	(827)	(723)	(158,633)	(252,695)	(154,360)	(404,866)	(2,092,940)	(24,833)

Ending units	8,052	5,501	586,309	726,959	352,465	421,671	13,082,723	24,053

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVNSR1		NVNSR2		NVCRA2		NVCRB2
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(31,173)	(7,144)	(11)	-	(3,206)	9,231	42,214	19,796
Realized gain (loss) on investments	(2,091,723)	(281,569)	1	-	(369,652)	(51,468)	(244,151)	(228,204)
Change in unrealized gain (loss) on investments	3,083,853	(2,564,214)	169	-	886,321	(454,266)	988,580	(369,131)
Reinvested capital gains	-	-	-	-	529	28,153	-	13,371

Net increase (decrease) in contract owners’ equity resulting from operations	960,957	(2,852,927)	159	-	513,992	(468,350)	786,643	(564,168)

Equity transactions:
Purchase payments received from contract owners (note 3)	147,305	123,870	-	-	326,945	42,121	662,845	25,620
Transfers between funds	(2,202,180)	9,759,142	1,534	-	525,761	1,783,924	2,254,009	4,358,746
Redemptions (note 3)	(938,577)	(607,930)	-	-	(289,877)	(64,326)	(753,576)	(784,528)
Annuity benefits	(395)	(85)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,020)	(390)	-	-	(74)	-	(75)	(7)
Contingent deferred sales charges (note 2)	(6,181)	(3,516)	-	-	(222)	(92)	(225)	(18)
Adjustments to maintain reserves	3,889	(123)	2	-	146	625	(109)	(15)

Net equity transactions	(2,997,159)	9,270,968	1,536	-	562,679	1,762,252	2,162,869	3,599,798

Net change in contract owners’ equity	(2,036,202)	6,418,041	1,695	-	1,076,671	1,293,902	2,949,512	3,035,630
Contract owners’ equity beginning of period	6,418,041	-	-	-	1,293,902	-	3,035,630	-

Contract owners’ equity end of period	$4,381,839	6,418,041	1,695	-	2,370,573	1,293,902	5,985,142	3,035,630

CHANGES IN UNITS:
Beginning units	1,045,538	-	-	-	203,409	-	382,103	-
Units purchased	182,907	1,211,311	217	-	243,321	233,367	386,459	514,419
Units redeemed	(682,979)	(165,773)	-	-	(155,209)	(29,958)	(178,623)	(132,316)

Ending units	545,466	1,045,538	217	-	291,521	203,409	589,939	382,103

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$6,189	29,851	77,900	20,672	68,923	39,777	12,827	15,937
Realized gain (loss) on investments	(512,697)	(334,518)	(94,790)	(138,552)	(585,543)	(78,586)	(409,788)	(137,427)
Change in unrealized gain (loss) on investments	1,335,014	(1,142,261)	526,732	(107,989)	2,605,933	(1,059,754)	1,241,673	(593,494)
Reinvested capital gains	-	40,598	11,379	4,461	620	37,784	2,043	25,591

Net increase (decrease) in contract owners’ equity resulting from operations	828,506	(1,406,330)	521,221	(221,408)	2,089,933	(1,060,779)	846,755	(689,393)

Equity transactions:
Purchase payments received from contract owners (note 3)	201,435	2,981	89,458	6,538	1,611,034	96,009	1,293,097	409,472
Transfers between funds	886,720	6,556,923	4,172,111	3,356,206	5,586,811	6,996,482	1,421,546	2,665,798
Redemptions (note 3)	(2,059,944)	(961,052)	(1,199,870)	(530,286)	(1,937,222)	(411,382)	(261,619)	(98,938)
Annuity benefits	-	-	(17,163)	(808)	(48,497)	-	(20,564)	(13,758)
Contract maintenance charges (note 2)	(43)	-	(87)	-	(299)	(4)	(169)	-
Contingent deferred sales charges (note 2)	(6,456)	(19,780)	(5,579)	(4,476)	(7,725)	(2,904)	(368)	(31)
Adjustments to maintain reserves	(122)	(24)	68,962	(31)	(197)	(21)	(90)	47

Net equity transactions	(978,410)	5,579,048	3,107,832	2,827,143	5,203,905	6,678,180	2,431,833	2,962,590

Net change in contract owners’ equity	(149,904)	4,172,718	3,629,053	2,605,735	7,293,838	5,617,401	3,278,588	2,273,197
Contract owners’ equity beginning of period	4,172,718	-	2,605,735	-	5,617,401	-	2,273,197	-

Contract owners’ equity end of period	$4,022,814	4,172,718	6,234,788	2,605,735	12,911,239	5,617,401	5,551,785	2,273,197

CHANGES IN UNITS:
Beginning units	559,727	-	283,337	-	742,815	-	303,444	-
Units purchased	368,003	701,112	617,478	576,210	1,009,155	836,678	374,682	406,456
Units redeemed	(509,342)	(141,385)	(319,619)	(292,873)	(478,949)	(93,863)	(191,069)	(103,012)

Ending units	418,388	559,727	581,196	283,337	1,273,021	742,815	487,057	303,444

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCMC2		NVCBD1		NVCBD2		NVLCP2
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$56,727	22,033	93,347	16,188	5,007	1,313	77,279	5,667
Realized gain (loss) on investments	(115,908)	(86,137)	126,672	(1,745)	3,675	(35)	74,825	(3,604)
Change in unrealized gain (loss) on investments	707,744	(132,838)	10,632	7,278	7,583	1,464	27,689	10,063
Reinvested capital gains	3,640	11,115	33,675	-	3,187	-	71,400	-

Net increase (decrease) in contract owners’ equity resulting from operations	652,203	(185,827)	264,326	21,721	19,452	2,742	251,193	12,126

Equity transactions:
Purchase payments received from contract owners (note 3)	387,857	93,955	101,829	88,959	-	-	19,118	28,467
Transfers between funds	2,538,399	4,129,381	6,628,168	1,123,725	579,089	99,088	3,536,367	521,980
Redemptions (note 3)	(1,132,337)	(310,623)	(914,752)	(72,633)	(30,807)	(1,388)	(383,426)	(10,239)
Annuity benefits	(1,247)	-	(10,261)	(42)	-	-	(5,681)	-
Contract maintenance charges (note 2)	(117)	-	(194)	(2)	-	-	(39)	(8)
Contingent deferred sales charges (note 2)	(12,815)	(2,601)	(1,026)	(95)	(42)	-	(179)	-
Adjustments to maintain reserves	(115)	(35)	(153)	(61)	(40)	4	(35)	(26)

Net equity transactions	1,779,625	3,910,077	5,803,611	1,139,851	548,200	97,704	3,166,125	540,174

Net change in contract owners’ equity	2,431,828	3,724,250	6,067,937	1,161,572	567,652	100,446	3,417,318	552,300
Contract owners’ equity beginning of period	3,724,250	-	1,161,572	-	100,446	-	552,300	-

Contract owners’ equity end of period	$6,156,078	3,724,250	7,229,509	1,161,572	668,098	100,446	3,969,618	552,300

CHANGES IN UNITS:
Beginning units	445,889	-	109,155	-	10,259	-	53,319	-
Units purchased	579,509	553,891	1,182,533	231,014	58,175	10,402	727,470	61,841
Units redeemed	(391,993)	(108,002)	(621,929)	(121,859)	(4,435)	(143)	(436,225)	(8,522)

Ending units	633,405	445,889	669,759	109,155	63,999	10,259	344,564	53,319

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TRF		TRF2		GVGF1		GVGFS
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$329,455	613,571	(5,093)	(8,050)	(5)	93	(3,798)	55,659
Realized gain (loss) on investments	(13,766,520)	(5,725,472)	(41,969)	96,319	(630)	(9,130)	(2,226,308)	(2,965,751)
Change in unrealized gain (loss) on investments	39,345,162	(128,608,817)	196,791	(784,669)	1,717	(780)	3,488,754	(1,559,011)
Reinvested capital gains	-	31,797,048	-	162,491	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,908,097	(101,923,670)	149,729	(533,909)	1,082	(9,817)	1,258,648	(4,469,103)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,027,289	3,540,069	2,545	12,699	-	-	49,757	134,055
Transfers between funds	(3,906,228)	(12,672,352)	92,192	(224,362)	-	(9,584)	(720,768)	1,436,688
Redemptions (note 3)	(19,382,011)	(47,081,039)	(59,751)	(128,530)	(722)	(733)	(763,555)	(1,067,389)
Annuity benefits	(77,505)	(129,008)	-	-	-	(622)	(351)	(512)
Contract maintenance charges (note 2)	(9,736)	(13,512)	-	-	-	(1)	(72)	(95)
Contingent deferred sales charges (note 2)	(40,798)	(111,372)	(358)	(592)	-	-	(2,065)	(4,580)
Adjustments to maintain reserves	(9,969)	(2,709)	(53)	(23)	(1)	156	(410)	(277)

Net equity transactions	(20,398,958)	(56,469,923)	34,575	(340,808)	(723)	(10,784)	(1,437,464)	497,890

Net change in contract owners’ equity	5,509,139	(158,393,593)	184,304	(874,717)	359	(20,601)	(178,816)	(3,971,213)
Contract owners’ equity beginning of period	123,108,599	281,502,192	671,229	1,545,946	3,353	23,954	4,512,506	8,483,719

Contract owners’ equity end of period	$128,617,738	123,108,599	855,533	671,229	3,712	3,353	4,333,690	4,512,506

CHANGES IN UNITS:
Beginning units	13,778,445	18,302,786	87,219	115,811	346	1,311	450,548	451,291
Units purchased	949,645	1,718,150	15,800	6,058	-	14	210,482	379,712
Units redeemed	(3,216,433)	(6,242,491)	(12,786)	(34,650)	(52)	(979)	(329,434)	(380,455)

Ending units	11,511,657	13,778,445	90,233	87,219	294	346	331,596	450,548

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GBF		GBF2		CAF		GVGH1
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$7,729,164	13,270,758	149,087	281,844	(134,438)	(326,381)	(597)	(816)
Realized gain (loss) on investments	2,882,260	(10,112,446)	(139,562)	(183,711)	1,006,038	4,992,200	(3,992)	(1,693)
Change in unrealized gain (loss) on investments	(10,019,570)	23,038,265	(110,847)	607,927	6,655,242	(24,154,144)	14,445	(30,347)
Reinvested capital gains	4,461,069	-	155,671	-	-	-	-	6,628

Net increase (decrease) in contract owners’ equity resulting from operations	5,052,923	26,196,577	54,349	706,060	7,526,842	(19,488,325)	9,856	(26,228)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,878,536	6,643,730	193,855	121,508	1,969,591	1,077,848	(28)	1
Transfers between funds	(33,027,493)	37,311,877	(674,907)	565,676	(127,600)	(4,798,461)	(7,613)	(2,247)
Redemptions (note 3)	(80,250,764)	(109,713,299)	(2,014,478)	(2,316,691)	(5,899,400)	(9,192,983)	(1,857)	(2,710)
Annuity benefits	(228,905)	(264,288)	(55,880)	(686)	(5,782)	(8,487)	(1,598)	(3,748)
Contract maintenance charges (note 2)	(7,141)	(7,448)	-	-	(3,200)	(4,500)	-	-
Contingent deferred sales charges (note 2)	(188,318)	(351,007)	(12,578)	(38,086)	(6,233)	(15,315)	-	-
Adjustments to maintain reserves	(8,301)	12,943	(7,454)	2,388	(20,567)	(8,596)	456	587

Net equity transactions	(107,832,386)	(66,367,492)	(2,571,442)	(1,665,891)	(4,093,191)	(12,950,494)	(10,640)	(8,117)

Net change in contract owners’ equity	(102,779,463)	(40,170,915)	(2,517,093)	(959,831)	3,433,651	(32,438,819)	(784)	(34,345)
Contract owners’ equity beginning of period	404,411,299	444,582,214	13,049,848	14,009,679	26,318,620	58,757,439	67,510	101,855

Contract owners’ equity end of period	$301,631,836	404,411,299	10,532,755	13,049,848	29,752,271	26,318,620	66,726	67,510

CHANGES IN UNITS:
Beginning units	25,449,213	29,988,338	1,063,595	1,206,275	4,801,429	6,528,710	6,333	7,058
Units purchased	4,886,085	18,610,507	70,196	179,772	670,273	511,820	60	57
Units redeemed	(11,764,185)	(23,149,632)	(280,715)	(322,452)	(1,377,714)	(2,239,101)	(1,072)	(782)

Ending units	18,571,113	25,449,213	853,076	1,063,595	4,093,988	4,801,429	5,321	6,333

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVGHS		GVIX8		GVIDA		NVDBL2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(119,380)	(208,174)	40,228	23,854	(101,730)	511,572	7,688	-
Realized gain (loss) on investments	(4,891,975)	(1,893,569)	(499,950)	(389,483)	(5,708,040)	505,714	411	-
Change in unrealized gain (loss) on investments	6,261,895	(8,382,914)	1,085,420	(1,366,068)	14,175,669	(42,076,090)	33,357	-
Reinvested capital gains	-	2,019,789	-	4,434	2,648,715	11,308,647	10,743	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,250,540	(8,464,868)	625,698	(1,727,263)	11,014,614	(29,750,157)	52,199	-

Equity transactions:
Purchase payments received from contract owners (note 3)	161,972	369,717	50,672	87,993	1,718,914	3,017,999	27,200	-
Transfers between funds	(4,063,238)	8,491,414	765,939	(460,922)	(3,348,295)	(887,139)	1,429,039	-
Redemptions (note 3)	(2,018,199)	(3,980,114)	(189,841)	(341,479)	(4,800,538)	(7,765,735)	(3,515)	-
Annuity benefits	(2,381)	(2,792)	(1,762)	(176)	(58,595)	(85,442)	(92)	-
Contract maintenance charges (note 2)	(556)	(545)	(130)	(146)	(8,358)	(9,126)	-	-
Contingent deferred sales charges (note 2)	(8,782)	(16,183)	(979)	(705)	(43,507)	(85,098)	-	-
Adjustments to maintain reserves	(460)	(33)	(145)	(135)	(916)	3,054	(7)	-

Net equity transactions	(5,931,644)	4,861,464	623,754	(715,570)	(6,541,295)	(5,811,487)	1,452,625	-

Net change in contract owners’ equity	(4,681,104)	(3,603,404)	1,249,452	(2,442,833)	4,473,319	(35,561,644)	1,504,824	-
Contract owners’ equity beginning of period	18,108,636	21,712,040	1,825,010	4,267,843	47,467,845	83,029,489	-	-

Contract owners’ equity end of period	$13,427,532	18,108,636	3,074,462	1,825,010	51,941,164	47,467,845	1,504,824	-

CHANGES IN UNITS:
Beginning units	1,656,216	1,469,574	274,031	362,329	4,774,409	5,211,450	-	-
Units purchased	517,957	1,722,730	222,842	91,675	809,695	1,040,476	151,707	-
Units redeemed	(1,133,372)	(1,536,088)	(133,935)	(179,973)	(1,427,025)	(1,477,517)	(23,748)	-

Ending units	1,040,801	1,656,216	362,938	274,031	4,157,079	4,774,409	127,959	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVDCA2		GVIDC		GVIDM		GVDMA

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$5,318	-	438,883	1,714,574	796,940	5,388,784	(10,638)	2,302,823
Realized gain (loss) on investments	9,014	-	(2,079,314)	(1,339,883)	(12,417,527)	12,860,403	(8,221,910)	3,634,722
Change in unrealized gain (loss) on investments	35,288	-	6,448,554	(7,859,323)	54,473,664	(148,588,049)	31,899,916	(104,551,058)
Reinvested capital gains	3,978	-	338,752	1,441,673	6,890,545	30,882,603	6,127,577	21,025,917

Net increase (decrease) in contract owners’ equity resulting from operations	53,598	-	5,146,875	(6,042,959)	49,743,622	(99,456,259)	29,794,945	(77,587,596)

Equity transactions:
Purchase payments received from contract owners (note 3)	19,579	-	909,838	1,546,476	7,574,577	7,749,460	3,992,577	6,663,815
Transfers between funds	829,455	-	3,438,277	15,280,115	33,576,689	(15,889,069)	(6,673,971)	(14,405,202)
Redemptions (note 3)	(137,898)	-	(17,890,855)	(25,747,582)	(51,636,339)	(72,499,634)	(21,146,166)	(33,319,375)
Annuity benefits	(626)	-	(107,081)	(99,079)	(560,852)	(689,259)	(312,574)	(381,450)
Contract maintenance charges (note 2)	-	-	(1,453)	(1,544)	(14,619)	(15,824)	(18,082)	(19,439)
Contingent deferred sales charges (note 2)	(436)	-	(44,090)	(131,805)	(220,931)	(461,597)	(102,831)	(228,642)
Adjustments to maintain reserves	(7)	-	2,065	2,997	299,532	33,230	(3,794)	28,353

Net equity transactions	710,067	-	(13,693,299)	(9,150,422)	(10,981,943)	(81,772,693)	(24,264,841)	(41,661,940)

Net change in contract owners’ equity	763,665	-	(8,546,424)	(15,193,381)	38,761,679	(181,228,952)	5,530,104	(119,249,536)
Contract owners’ equity beginning of period	-	-	71,902,802	87,096,183	277,508,854	458,737,806	148,533,275	267,782,811

Contract owners’ equity end of period	$763,665	-	63,356,378	71,902,802	316,270,533	277,508,854	154,063,379	148,533,275

CHANGES IN UNITS:
Beginning units	-	-	6,279,027	7,077,704	25,414,593	32,085,878	14,184,832	17,437,628
Units purchased	73,997	-	2,162,702	3,080,477	9,343,606	4,782,363	1,844,241	1,956,800
Units redeemed	(12,468)	-	(3,332,078)	(3,879,154)	(10,177,698)	(11,453,648)	(4,095,955)	(5,209,596)

Ending units	61,529	-	5,109,651	6,279,027	24,580,501	25,414,593	11,933,118	14,184,832

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVDMC		GVUS1		GVUSL		MCIF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$485,910	2,485,863	(1)	(15)	(16,986)	(45,233)	(214,565)	84,231
Realized gain (loss) on investments	(5,159,593)	(896,174)	(1,415)	(51)	(2,145,245)	(1,391,206)	(5,066,068)	14,902,227
Change in unrealized gain (loss) on investments	15,166,898	(32,033,958)	1,719	(1,874)	3,736,000	(5,588,713)	34,901,409	(100,060,596)
Reinvested capital gains	1,566,703	6,807,757	-	-	-	-	3,360,831	11,002,002

Net increase (decrease) in contract owners’ equity resulting from operations	12,059,918	(23,636,512)	303	(1,940)	1,573,769	(7,025,152)	32,981,607	(74,072,136)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,767,196	2,038,323	3	-	144,864	276,990	2,425,750	3,468,920
Transfers between funds	(5,429,253)	7,947,491	(2,048)	-	(856,503)	(1,026,692)	(6,339,940)	(15,350,884)
Redemptions (note 3)	(18,570,063)	(33,688,115)	-	-	(832,822)	(1,879,117)	(18,602,115)	(35,214,838)
Annuity benefits	(149,038)	(184,388)	(115)	(330)	-	-	(59,571)	(86,336)
Contract maintenance charges (note 2)	(4,169)	(4,498)	-	-	(182)	(257)	(3,478)	(4,698)
Contingent deferred sales charges (note 2)	(64,170)	(150,061)	-	-	(2,347)	(6,741)	(44,499)	(142,362)
Adjustments to maintain reserves	(1,448)	15,669	27	65	(371)	(311)	(2,995)	10,840

Net equity transactions	(22,450,945)	(24,025,579)	(2,133)	(265)	(1,547,361)	(2,636,128)	(22,626,848)	(47,319,358)

Net change in contract owners’ equity	(10,391,027)	(47,662,091)	(1,830)	(2,205)	26,408	(9,661,280)	10,354,759	(121,391,494)
Contract owners’ equity beginning of period	110,814,884	158,476,975	1,830	4,035	6,047,515	15,708,795	111,113,429	232,504,923

Contract owners’ equity end of period	$100,423,857	110,814,884	-	1,830	6,073,923	6,047,515	121,468,188	111,113,429

CHANGES IN UNITS:
Beginning units	9,861,417	11,879,449	221	241	663,781	854,701	7,039,039	9,280,128
Units purchased	1,604,697	2,881,262	1	5	111,763	237,388	914,484	1,723,974
Units redeemed	(3,616,337)	(4,899,294)	(222)	(25)	(272,219)	(428,308)	(2,292,012)	(3,965,063)

Ending units	7,849,777	9,861,417	-	221	503,325	663,781	5,661,511	7,039,039

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SAM		NVMIG1		NVMIG3		GVDIV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(5,902,070)	5,573,010	(8)	-	(72,282)	(24,109)	14	9
Realized gain (loss) on investments	-	-	-	-	(564,526)	(268,299)	(152)	(18)
Change in unrealized gain (loss) on investments	-	-	89	-	10,682,185	(1,837,325)	742	(2,656)
Reinvested capital gains	-	-	-	-	-	-	-	533

Net increase (decrease) in contract owners’ equity resulting from operations	(5,902,070)	5,573,010	81	-	10,045,377	(2,129,733)	604	(2,132)

Equity transactions:
Purchase payments received from contract owners (note 3)	45,261,229	70,660,488	-	-	377,466	127,342	-	-
Transfers between funds	(10,457,895)	415,058,690	10,877	-	65,275,959	6,501,523	-	-
Redemptions (note 3)	(318,490,773)	(409,810,201)	-	-	(5,072,674)	(624,787)	-	-
Annuity benefits	(491,537)	(479,707)	-	-	(4,426)	-	(197)	(287)
Contract maintenance charges (note 2)	(7,180)	(6,947)	-	-	(1,352)	(410)	-	-
Contingent deferred sales charges (note 2)	(544,656)	(982,223)	-	-	(8,182)	(4,364)	-	-
Adjustments to maintain reserves	(41,971)	(45,671)	-	-	1,000	(106)	10	16

Net equity transactions	(284,772,783)	74,394,429	10,877	-	60,567,791	5,999,198	(187)	(271)

Net change in contract owners’ equity	(290,674,853)	79,967,439	10,958	-	70,613,168	3,869,465	417	(2,403)
Contract owners’ equity beginning of period	687,914,104	607,946,665	-	-	3,869,465	-	2,301	4,704

Contract owners’ equity end of period	$397,239,251	687,914,104	10,958	-	74,482,633	3,869,465	2,718	2,301

CHANGES IN UNITS:
Beginning units	55,065,021	49,223,324	-	-	634,973	-	249	269
Units purchased	28,887,352	74,269,601	813	-	9,754,515	818,455	-	1
Units redeemed	(51,970,807)	(68,427,904)	-	-	(1,366,799)	(183,482)	(19)	(21)

Ending units	31,981,566	55,065,021	813	-	9,022,689	634,973	230	249

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVDIV3		GVDIV6		NVMLG1		NVMLG2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$163,276	226,800	1,565	(616)	(10,587)	(237)	(5,212)	(99)
Realized gain (loss) on investments	(9,583,270)	(3,080,214)	(288,045)	(175,870)	117,088	(17,843)	9,185	(4,634)
Change in unrealized gain (loss) on investments	13,736,670	(25,270,935)	482,139	(974,686)	1,119,818	(13,723)	121,142	-
Reinvested capital gains	-	5,465,241	-	229,075	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,316,676	(22,659,108)	195,659	(922,097)	1,226,319	(31,803)	125,115	(4,733)

Equity transactions:
Purchase payments received from contract owners (note 3)	209,599	868,292	7,986	18,409	133,609	-	7,640	-
Transfers between funds	(5,313,468)	(12,352,820)	(76,757)	(240,699)	8,373,034	88,561	1,016,495	4,733
Redemptions (note 3)	(2,665,546)	(6,981,776)	(60,744)	(114,715)	(625,133)	(663)	(47,310)	-
Annuity benefits	-	(110)	(11,256)	(20,373)	(3,668)	-	-	-
Contract maintenance charges (note 2)	(979)	(1,344)	-	(1)	(375)	(2)	-	-
Contingent deferred sales charges (note 2)	(7,023)	(26,511)	(415)	(1,656)	(3,771)	-	(452)	-
Adjustments to maintain reserves	(4,427)	(461)	(30)	938	(230)	(6)	(178)	-

Net equity transactions	(7,781,844)	(18,494,730)	(141,216)	(358,097)	7,873,466	87,890	976,195	4,733

Net change in contract owners’ equity	(3,465,168)	(41,153,838)	54,443	(1,280,194)	9,099,785	56,087	1,101,310	-
Contract owners’ equity beginning of period	21,040,830	62,194,668	871,951	2,152,145	56,087	-	-	-

Contract owners’ equity end of period	$17,575,662	21,040,830	926,394	871,951	9,155,872	56,087	1,101,310	-

CHANGES IN UNITS:
Beginning units	1,767,075	2,772,176	78,668	106,356	8,873	-	-	-
Units purchased	206,674	311,544	10,201	12,265	1,296,479	23,259	147,615	1,186
Units redeemed	(823,115)	(1,316,645)	(21,567)	(39,953)	(189,143)	(14,386)	(9,567)	(1,186)

Ending units	1,150,634	1,767,075	67,302	78,668	1,116,209	8,873	138,048	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVMLV2		NVMMG1		NVMMG2		NVMMV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(7,222)	(119)	(551,450)	(11,131)	(35,244)	(2)	11,971	7,945
Realized gain (loss) on investments	176,869	(35,696)	956,178	(101,311)	54,026	(556)	(309,902)	(139,672)
Change in unrealized gain (loss) on investments	479,467	3,666	14,618,887	(807,276)	840,857	-	9,580,160	(1,196,502)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	649,114	(32,149)	15,023,615	(919,718)	859,639	(558)	9,282,229	(1,328,229)

Equity transactions:
Purchase payments received from contract owners (note 3)	56,414	5,031	749,257	48,850	(179,166)	-	640,896	104,988
Transfers between funds	5,007,591	121,779	98,434,637	2,709,603	6,974,862	558	74,469,147	4,822,680
Redemptions (note 3)	(301,422)	(692)	(8,122,814)	(294,017)	(311,969)	-	(6,047,743)	(520,932)
Annuity benefits	(4,392)	(168)	(29,805)	-	-	-	(6,144)	(174)
Contract maintenance charges (note 2)	(14)	(3)	(6,880)	(150)	-	-	(959)	(330)
Contingent deferred sales charges (note 2)	(414)	-	(19,255)	(1,735)	-	-	(12,899)	(3,355)
Adjustments to maintain reserves	(481)	11	182,396	(7,039)	202,264	-	(17,051)	(3,701)

Net equity transactions	4,757,282	125,958	91,187,536	2,455,512	6,685,991	558	69,025,247	4,399,176

Net change in contract owners’ equity	5,406,396	93,809	106,211,151	1,535,794	7,545,630	-	78,307,476	3,070,947
Contract owners’ equity beginning of period	93,809	-	1,535,794	-	-	-	3,070,947	-

Contract owners’ equity end of period	$5,500,205	93,809	107,746,945	1,535,794	7,545,630	-	81,378,423	3,070,947

CHANGES IN UNITS:
Beginning units	14,426	-	246,427	-	-	-	457,440	-
Units purchased	988,782	63,622	15,743,231	325,886	1,080,778	289	10,720,008	595,091
Units redeemed	(332,021)	(49,196)	(2,346,358)	(79,459)	(110,581)	(289)	(1,790,005)	(137,651)

Ending units	671,187	14,426	13,643,300	246,427	970,197	-	9,387,443	457,440

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SCGF		SCGF2		SCVF		SCVF2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(300,305)	(533,312)	(9,891)	(16,612)	(616,864)	(196,574)	(15,781)	(19,169)
Realized gain (loss) on investments	(9,436,388)	(2,558,971)	(50,848)	15,159	(23,805,570)	(17,202,333)	(271,750)	(241,558)
Change in unrealized gain (loss) on investments	15,353,901	(26,358,149)	175,458	(576,941)	48,274,125	(50,701,638)	545,360	(513,903)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,617,208	(29,450,432)	114,719	(578,394)	23,851,691	(68,100,545)	257,829	(774,630)

Equity transactions:
Purchase payments received from contract owners (note 3)	542,505	1,121,549	10,502	7,539	2,547,344	3,915,778	8,482	28,960
Transfers between funds	(748,929)	(1,183,865)	(23,356)	(13,401)	(6,924,056)	(21,006,553)	(49,723)	(348,107)
Redemptions (note 3)	(4,659,719)	(8,756,903)	(95,335)	(68,078)	(19,846,277)	(39,200,117)	(187,795)	(235,995)
Annuity benefits	(7,580)	(10,106)	(23)	(33)	(38,527)	(58,114)	(65)	(83)
Contract maintenance charges (note 2)	(1,075)	(1,387)	-	-	(3,576)	(5,797)	-	-
Contingent deferred sales charges (note 2)	(14,531)	(29,994)	(921)	(261)	(55,664)	(184,216)	(1,409)	(3,074)
Adjustments to maintain reserves	(978)	3,642	(42)	278	10,761	2,445	(88)	674

Net equity transactions	(4,890,307)	(8,857,064)	(109,175)	(73,956)	(24,309,995)	(56,536,574)	(230,598)	(557,625)

Net change in contract owners’ equity	726,901	(38,307,496)	5,544	(652,350)	(458,304)	(124,637,119)	27,231	(1,332,255)
Contract owners’ equity beginning of period	27,102,412	65,409,908	589,059	1,241,409	121,000,019	245,637,138	1,309,314	2,641,569

Contract owners’ equity end of period	$27,829,313	27,102,412	594,603	589,059	120,541,715	121,000,019	1,336,545	1,309,314

CHANGES IN UNITS:
Beginning units	2,959,328	3,798,082	93,131	103,133	6,639,101	9,022,810	148,938	199,657
Units purchased	1,220,209	1,049,574	6,620	13,924	844,761	1,604,289	9,550	12,140
Units redeemed	(1,773,743)	(1,888,328)	(24,418)	(23,926)	(2,184,773)	(3,987,998)	(35,438)	(62,859)

Ending units	2,405,794	2,959,328	75,333	93,131	5,299,089	6,639,101	123,050	148,938

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SCF		SCF2		MSBF		NVSTB2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(972,767)	(662,975)	(44,888)	(47,414)	6,530,047	6,018,270	151,754	16,944
Realized gain (loss) on investments	(26,582,315)	(3,341,197)	(382,040)	49,954	(10,117,568)	(6,030,653)	198,733	(12,203)
Change in unrealized gain (loss) on investments	60,450,689	(117,677,945)	1,181,110	(2,584,170)	19,485,737	(23,892,052)	(86,287)	(18,277)
Reinvested capital gains	-	37,116,005	-	805,965	-	2,448,871	71,628	-

Net increase (decrease) in contract owners’ equity resulting from operations	32,895,607	(84,566,112)	754,182	(1,775,665)	15,898,216	(21,455,564)	335,828	(13,536)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,318,107	4,038,550	22,966	11,177	1,057,996	1,411,075	395,396	41,397
Transfers between funds	(8,103,761)	(20,372,795)	(31,923)	(83,360)	4,321,755	(15,083,844)	21,650,019	2,353,741
Redemptions (note 3)	(18,951,199)	(35,541,255)	(421,203)	(366,757)	(14,469,332)	(24,988,574)	(2,581,989)	(321,358)
Annuity benefits	(48,346)	(75,743)	-	-	(37,430)	(47,939)	(6,115)	-
Contract maintenance charges (note 2)	(3,619)	(5,421)	-	-	(890)	(1,056)	(72)	(4)
Contingent deferred sales charges (note 2)	(36,717)	(114,889)	(1,164)	(5,100)	(24,276)	(78,247)	(5,266)	(1,490)
Adjustments to maintain reserves	(1,697)	21,566	(77)	(138)	(4,052)	5,811	(2,095)	(36)

Net equity transactions	(24,827,232)	(52,049,987)	(431,401)	(444,178)	(9,156,229)	(38,782,774)	19,449,878	2,072,250

Net change in contract owners’ equity	8,068,375	(136,616,099)	322,781	(2,219,843)	6,741,987	(60,238,338)	19,785,706	2,058,714
Contract owners’ equity beginning of period	117,981,792	254,597,891	2,575,248	4,795,091	74,335,108	134,573,446	2,058,714	-

Contract owners’ equity end of period	$126,050,167	117,981,792	2,898,029	2,575,248	81,077,095	74,335,108	21,844,420	2,058,714

CHANGES IN UNITS:
Beginning units	7,666,352	10,099,992	281,038	316,449	6,067,116	9,025,394	208,273	-
Units purchased	837,288	1,249,698	18,552	16,818	3,305,125	2,293,675	3,219,165	302,300
Units redeemed	(2,358,523)	(3,683,338)	(59,799)	(52,229)	(3,989,540)	(5,251,953)	(1,391,843)	(94,027)

Ending units	6,145,117	7,666,352	239,791	281,038	5,382,701	6,067,116	2,035,595	208,273

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GGTC		GGTC3		GVUG1		GVUGL
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(8,699)	(13,920)	(82,737)	(91,472)	(3,867)	(6,268)	(91,617)	(174,889)
Realized gain (loss) on investments	(89,116)	(19,896)	(2,469,685)	(819,546)	(91,588)	(9,225)	(1,460,729)	(788,766)
Change in unrealized gain (loss) on investments	435,935	(949,061)	5,596,497	(5,579,673)	143,606	(291,285)	3,173,287	(8,476,873)
Reinvested capital gains	-	174,368	-	992,395	-	86,636	-	2,532,001

Net increase (decrease) in contract owners’ equity resulting from operations	338,120	(808,509)	3,044,075	(5,498,296)	48,151	(220,142)	1,620,941	(6,908,527)

Equity transactions:
Purchase payments received from contract owners (note 3)	14,522	10,202	133,417	321,377	2,153	72,552	115,559	347,857
Transfers between funds	(7,149)	(62,178)	5,686,652	(7,465,381)	(85,265)	1,031	(531,914)	(2,951,606)
Redemptions (note 3)	(134,738)	(227,560)	(1,053,719)	(1,396,775)	(17,701)	(14,490)	(1,078,097)	(2,245,854)
Annuity benefits	-	-	-	(153)	(12,725)	(28,780)	-	-
Contract maintenance charges (note 2)	(93)	(144)	(400)	(367)	-	(7)	(283)	(293)
Contingent deferred sales charges (note 2)	(218)	(414)	(3,539)	(5,810)	(46)	-	(3,862)	(10,226)
Adjustments to maintain reserves	(1,086)	(37)	(537)	(294)	2,075	1,857	(446)	(263)

Net equity transactions	(128,762)	(280,131)	4,761,874	(8,547,403)	(111,509)	32,163	(1,499,043)	(4,860,385)

Net change in contract owners’ equity	209,358	(1,088,640)	7,805,949	(14,045,699)	(63,358)	(187,979)	121,898	(11,768,912)
Contract owners’ equity beginning of period	749,717	1,838,357	3,896,191	17,941,890	303,734	491,713	7,732,189	19,501,101

Contract owners’ equity end of period	$959,075	749,717	11,702,140	3,896,191	240,376	303,734	7,854,087	7,732,189

CHANGES IN UNITS:
Beginning units	374,006	455,623	530,725	1,242,540	32,147	29,414	806,416	1,182,851
Units purchased	49,478	72,871	1,053,538	225,809	509	5,893	133,367	416,266
Units redeemed	(104,837)	(154,488)	(530,258)	(937,624)	(11,284)	(3,160)	(282,152)	(792,701)

Ending units	318,647	374,006	1,054,005	530,725	21,372	32,147	657,631	806,416

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVOLG1		NVOLG2		NVTIV3		EIF
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,438)	-	(54)	-	(10,213)	-	(9,310)	373,720
Realized gain (loss) on investments	5,055	-	1	-	96,170	-	(11,417,909)	(7,029,917)
Change in unrealized gain (loss) on investments	49,810	-	532	-	925,808	-	17,755,765	(15,913,348)
Reinvested capital gains	24,039	-	210	-	9,524	-	-	645,408

Net increase (decrease) in contract owners’ equity resulting from operations	77,466	-	689	-	1,021,289	-	6,328,546	(21,924,137)

Equity transactions:
Purchase payments received from contract owners (note 3)	36,434	-	-	-	148,858	-	633,988	1,413,030
Transfers between funds	1,381,379	-	11,961	-	5,012,489	-	(3,866,340)	(7,031,518)
Redemptions (note 3)	(19,805)	-	-	-	(325,490)	-	(5,409,728)	(10,503,652)
Annuity benefits	(2,192)	-	-	-	-	-	(33,553)	(49,757)
Contract maintenance charges (note 2)	-	-	-	-	(446)	-	(1,525)	(2,041)
Contingent deferred sales charges (note 2)	(30)	-	-	-	(2,487)	-	(13,075)	(35,917)
Adjustments to maintain reserves	23	-	(1)	-	(96)	-	3,662	(78,676)

Net equity transactions	1,395,809	-	11,960	-	4,832,828	-	(8,686,571)	(16,288,531)

Net change in contract owners’ equity	1,473,275	-	12,649	-	5,854,117	-	(2,358,025)	(38,212,668)
Contract owners’ equity beginning of period	-	-	-	-	-	-	32,513,613	70,726,281

Contract owners’ equity end of period	$1,473,275	-	12,649	-	5,854,117	-	30,155,588	32,513,613

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	3,874,794	5,253,145
Units purchased	109,948	-	983	-	520,692	-	1,223,671	2,740,936
Units redeemed	(6,698)	-	-	-	(68,229)	-	(2,292,776)	(4,119,287)

Ending units	103,250	-	983	-	452,463	-	2,805,689	3,874,794

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVRE1		AMTB		PMVFAD		PMVLAD

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$387,712	20,889	1,945,679	1,150,829	2,940	-	71,650	-
Realized gain (loss) on investments	406,496	(124,257)	(2,370,986)	(837,383)	17,171	-	53,928	-
Change in unrealized gain (loss) on investments	14,255,390	(226,268)	3,884,748	(6,412,462)	(144,552)	-	(476,075)	-
Reinvested capital gains	317,124	-	-	-	52,958	-	752,997	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,366,722	(329,636)	3,459,441	(6,099,016)	(71,483)	-	402,500	-

Equity transactions:
Purchase payments received from contract owners (note 3)	845,889	10,724	759,366	1,145,069	191,525	-	384,387	-
Transfers between funds	87,805,724	1,283,244	1,640,479	(8,253,610)	3,828,542	-	18,223,964	-
Redemptions (note 3)	(5,252,274)	(87,149)	(5,386,545)	(10,823,914)	(71,188)	-	(1,136,626)	-
Annuity benefits	(17,314)	(77)	(31,941)	(39,774)	-	-	(897)	-
Contract maintenance charges (note 2)	(1,186)	(3)	(978)	(1,163)	(3)	-	(159)	-
Contingent deferred sales charges (note 2)	(12,920)	(1,610)	(15,287)	(27,783)	-	-	(2,269)	-
Adjustments to maintain reserves	(15,158)	(103)	(2,584)	1,041	(552)	-	(2,127)	-

Net equity transactions	83,352,761	1,205,026	(3,037,490)	(18,000,134)	3,948,324	-	17,466,273	-

Net change in contract owners’ equity	98,719,483	875,390	421,951	(24,099,150)	3,876,841	-	17,868,773	-
Contract owners’ equity beginning of period	875,390	-	29,122,245	53,221,395	-	-	-	-

Contract owners’ equity end of period	$99,594,873	875,390	29,544,196	29,122,245	3,876,841	-	17,868,773	-

CHANGES IN UNITS:
Beginning units	155,589	-	3,139,734	4,927,107	-	-	-	-
Units purchased	16,533,236	263,541	1,798,215	2,400,115	402,169	-	1,925,296	-
Units redeemed	(3,036,825)	(107,952)	(2,093,813)	(4,187,488)	(46,110)	-	(302,866)	-

Ending units	13,652,000	155,589	2,844,136	3,139,734	356,059	-	1,622,430	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AVB		AVBV2		AVCA		AVCA2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$11,247	13,761	(45,701)	(76,813)	(473)	(1,795)	(15,357)	(26,594)
Realized gain (loss) on investments	(35,375)	25,860	(2,494,621)	(505,362)	(3,163)	3,079	(653,222)	(35,588)
Change in unrealized gain (loss) on investments	84,838	(244,254)	4,135,944	(4,720,063)	18,958	(78,127)	847,275	(806,991)
Reinvested capital gains	-	-	-	1,178,385	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	60,710	(204,633)	1,595,622	(4,123,853)	15,322	(76,843)	178,696	(869,173)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,436	3,722	39,197	65,847	809	1,824	29,481	28,648
Transfers between funds	64,468	(24,676)	(4,727,337)	(160,799)	2,984	(18,051)	49,890	281,795
Redemptions (note 3)	(81,231)	(63,985)	(589,656)	(811,752)	(2,691)	(11,799)	(115,412)	(395,515)
Annuity benefits	-	-	(7,864)	(18,850)	-	-	(6,353)	(10,188)
Contract maintenance charges (note 2)	-	-	(16)	(35)	-	-	(12)	(11)
Contingent deferred sales charges (note 2)	(143)	(37)	(3,631)	(5,607)	-	(297)	(133)	(1,332)
Adjustments to maintain reserves	(33)	(32)	1,550	722	18	(14)	(102)	(101)

Net equity transactions	(15,503)	(85,008)	(5,287,757)	(930,474)	1,120	(28,337)	(42,641)	(96,704)

Net change in contract owners’ equity	45,207	(289,641)	(3,692,135)	(5,054,327)	16,442	(105,180)	136,055	(965,877)
Contract owners’ equity beginning of period	302,629	592,270	3,773,176	8,827,503	85,201	190,381	1,089,134	2,055,011

Contract owners’ equity end of period	$347,836	302,629	81,041	3,773,176	101,643	85,201	1,225,189	1,089,134

CHANGES IN UNITS:
Beginning units	43,568	51,932	642,858	689,206	11,674	14,793	153,590	161,870
Units purchased	9,801	4,343	1,589,336	506,128	1,547	564	310,558	72,713
Units redeemed	(15,638)	(12,707)	(2,223,572)	(552,476)	(1,551)	(3,683)	(316,598)	(80,993)

Ending units	37,731	43,568	8,622	642,858	11,670	11,674	147,550	153,590

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AVCD2		AVGI		AVCE2		IVHS
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(18,555)	(30,464)	3,062	1,749	(4,892)	4,059	(640)	(773)
Realized gain (loss) on investments	(1,059,596)	(769,547)	(15,695)	7,638	(130,015)	5,077	(15,792)	3,142
Change in unrealized gain (loss) on investments	1,561,643	(916,556)	96,347	(179,854)	378,687	(523,309)	37,517	(43,543)
Reinvested capital gains	-	274,055	-	-	-	-	-	20,469

Net increase (decrease) in contract owners’ equity resulting from operations	483,492	(1,442,512)	83,714	(170,467)	243,780	(514,173)	21,085	(20,705)

Equity transactions:
Purchase payments received from contract owners (note 3)	18,343	26,961	932	1,761	46,151	10,252	47,700	24,077
Transfers between funds	375,153	(903,208)	159,540	13,331	(22,976)	260,202	1,223	21,980
Redemptions (note 3)	(252,991)	(604,173)	(47,950)	(171,051)	(416,537)	(195,178)	(31,969)	(18,183)
Annuity benefits	(5,588)	(9,283)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(37)	(45)	-	-	-	-	-	(30)
Contingent deferred sales charges (note 2)	(809)	(4,106)	(444)	(302)	(701)	(1,656)	(143)	(61)
Adjustments to maintain reserves	(61)	121	(35)	(9)	(27)	(13)	(35)	13

Net equity transactions	134,010	(1,493,733)	112,043	(156,270)	(394,090)	73,607	16,776	27,796

Net change in contract owners’ equity	617,502	(2,936,245)	195,757	(326,737)	(150,310)	(440,566)	37,861	7,091
Contract owners’ equity beginning of period	1,276,278	4,212,523	301,847	628,584	1,255,694	1,696,260	79,955	72,864

Contract owners’ equity end of period	$1,893,780	1,276,278	497,604	301,847	1,105,384	1,255,694	117,816	79,955

CHANGES IN UNITS:
Beginning units	194,563	344,231	31,402	45,118	161,347	148,885	9,622	6,191
Units purchased	152,938	82,765	31,214	1,257	31,251	39,735	4,846	6,812
Units redeemed	(138,625)	(232,433)	(21,600)	(14,973)	(79,496)	(27,273)	(3,233)	(3,381)

Ending units	208,876	194,563	41,016	31,402	113,102	161,347	11,235	9,622

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	IVRE		AVLCG		ALVGIB		ALVPGB
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(2,797)	14,469	(1,630)	(5,607)	26,461	(1,071)	(30,964)	(43,769)
Realized gain (loss) on investments	(99,902)	(90,881)	(83,289)	12,899	(146,518)	(96,205)	(15,601)	122,960
Change in unrealized gain (loss) on investments	183,658	(126,275)	105,784	(210,842)	378,153	(1,648,837)	552,953	(1,292,206)
Reinvested capital gains	-	28,017	-	-	-	449,753	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	80,959	(174,670)	20,865	(203,550)	258,096	(1,296,360)	506,388	(1,213,015)

Equity transactions:
Purchase payments received from contract owners (note 3)	53,079	50,179	1,838	3,788	9,203	25,292	6,637	23,795
Transfers between funds	57,318	(86,469)	(260,904)	(1,012)	(21,351)	(164,505)	42,661	(164,093)
Redemptions (note 3)	(92,839)	(71,123)	(75,750)	(26,703)	(146,232)	(376,657)	(178,233)	(243,246)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(126)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(504)	(451)	-	(1)	(734)	(5,488)	(1,276)	(930)
Adjustments to maintain reserves	129	(174)	5	(52)	(85)	157	(45)	(48)

Net equity transactions	17,183	(108,164)	(334,811)	(23,980)	(159,199)	(521,201)	(130,256)	(384,522)

Net change in contract owners’ equity	98,142	(282,834)	(313,946)	(227,530)	98,897	(1,817,561)	376,132	(1,597,537)
Contract owners’ equity beginning of period	212,007	494,841	313,946	541,476	1,537,862	3,355,423	1,635,999	3,233,536

Contract owners’ equity end of period	$310,149	212,007	-	313,946	1,636,759	1,537,862	2,012,131	1,635,999

CHANGES IN UNITS:
Beginning units	32,265	41,195	44,214	46,389	193,493	246,507	224,033	261,646
Units purchased	16,035	19,258	291	6,852	7,220	7,022	19,043	15,224
Units redeemed	(12,033)	(28,188)	(44,505)	(9,027)	(26,398)	(60,036)	(38,561)	(52,837)

Ending units	36,267	32,265	-	44,214	174,315	193,493	204,515	224,033

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ALVSVB		ACVIG		ACVIG2		ACVIP2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(42,903)	(65,484)	2,551,041	1,121,093	38,509	50	378,940	2,683,385
Realized gain (loss) on investments	(1,672,575)	(559,134)	(4,122,880)	6,439,803	(79,087)	166,996	279,678	(981,742)
Change in unrealized gain (loss) on investments	2,909,210	(2,477,429)	11,595,005	(69,775,284)	260,358	(1,552,658)	5,203,620	(5,011,522)
Reinvested capital gains	185,907	403,989	-	14,770,934	-	321,760	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,379,639	(2,698,058)	10,023,166	(47,443,454)	219,780	(1,063,852)	5,862,238	(3,309,879)

Equity transactions:
Purchase payments received from contract owners (note 3)	441,523	48,530	1,891,827	2,486,899	22,596	24,678	1,535,740	1,304,846
Transfers between funds	2,486,770	2,715,617	(2,980,691)	(9,168,837)	(104,473)	(140,298)	8,913,674	32,904,974
Redemptions (note 3)	(560,153)	(490,608)	(13,774,170)	(25,386,765)	(170,185)	(681,168)	(13,079,376)	(17,463,775)
Annuity benefits	(11,522)	(2,702)	(15,181)	(37,362)	(314)	(414)	(112,563)	(116,264)
Contract maintenance charges (note 2)	(11)	-	(2,284)	(5,308)	-	-	(675)	(642)
Contingent deferred sales charges (note 2)	(4,900)	(3,979)	(30,625)	(59,009)	(1,450)	(7,167)	(29,974)	(41,680)
Adjustments to maintain reserves	(168)	29	(11,862)	1,121	134	3,486	(9,402)	8,144

Net equity transactions	2,351,539	2,266,887	(14,922,986)	(32,169,261)	(253,692)	(800,883)	(2,782,576)	16,595,603

Net change in contract owners’ equity	3,731,178	(431,171)	(4,899,820)	(79,612,715)	(33,912)	(1,864,735)	3,079,662	13,285,724
Contract owners’ equity beginning of period	4,286,180	4,717,351	75,837,526	155,450,241	1,627,410	3,492,145	66,885,431	53,599,707

Contract owners’ equity end of period	$8,017,358	4,286,180	70,937,706	75,837,526	1,593,498	1,627,410	69,965,093	66,885,431

CHANGES IN UNITS:
Beginning units	548,109	301,006	7,348,426	9,788,983	192,829	265,462	5,726,351	4,431,444
Units purchased	1,098,414	659,854	678,235	1,186,624	8,633	16,174	2,759,557	6,736,141
Units redeemed	(931,943)	(412,751)	(2,171,100)	(3,627,181)	(37,818)	(88,807)	(3,006,919)	(5,441,234)

Ending units	714,580	548,109	5,855,561	7,348,426	163,644	192,829	5,478,989	5,726,351

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVI		ACVI3		ACVMV1		ACVMV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$522,401	(136,045)	423,708	(173,150)	217,041	(144,367)	6,786	(4,966)
Realized gain (loss) on investments	(382,532)	5,436,477	(4,188,834)	6,830,732	(2,746,240)	(3,260,035)	(17,351)	(8,381)
Change in unrealized gain (loss) on investments	5,793,211	(45,224,268)	8,574,650	(41,306,793)	3,868,246	(1,609,587)	95,962	(82,441)
Reinvested capital gains	-	6,207,427	-	5,399,322	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,933,080	(33,716,409)	4,809,524	(29,249,889)	1,339,047	(5,013,989)	85,397	(95,788)

Equity transactions:
Purchase payments received from contract owners (note 3)	347,839	418,055	605,607	1,548,619	270,822	428,864	66,866	32,168
Transfers between funds	(37,065,738)	(4,302,270)	(33,156,089)	(6,080,151)	145,612	4,827,439	(6)	(4,495)
Redemptions (note 3)	(3,132,269)	(13,754,018)	(2,786,638)	(9,422,672)	(1,392,453)	(2,530,068)	(9,350)	(10,082)
Annuity benefits	(10,067)	(20,432)	(833)	(3,878)	-	-	(26,335)	(28,075)
Contract maintenance charges (note 2)	(470)	(2,258)	(570)	(847)	(446)	(495)	-	(20)
Contingent deferred sales charges (note 2)	(3,720)	(12,179)	(9,158)	(35,610)	(3,224)	(7,328)	(74)	(137)
Adjustments to maintain reserves	(1,169)	2,319	(2,327)	169	(7,042)	(359)	72	60

Net equity transactions	(39,865,594)	(17,670,783)	(35,350,008)	(13,994,370)	(986,731)	2,718,053	31,173	(10,581)

Net change in contract owners’ equity	(33,932,514)	(51,387,192)	(30,540,484)	(43,244,259)	352,316	(2,295,936)	116,570	(106,369)
Contract owners’ equity beginning of period	35,750,072	87,137,264	30,693,142	73,937,401	10,844,194	13,140,130	309,671	416,040

Contract owners’ equity end of period	$1,817,558	35,750,072	152,658	30,693,142	11,196,510	10,844,194	426,241	309,671

CHANGES IN UNITS:
Beginning units	3,336,445	4,451,587	3,095,336	4,069,860	1,333,554	1,184,247	32,785	32,641
Units purchased	32,933	268,574	306,073	708,348	939,514	2,670,828	6,339	4,524
Units redeemed	(3,244,122)	(1,383,716)	(3,389,838)	(1,682,872)	(1,188,073)	(2,521,521)	(3,604)	(4,380)

Ending units	125,256	3,336,445	11,571	3,095,336	1,084,995	1,333,554	35,520	32,785

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVU1		ACVU2		ACVV		ACVV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(19,883)	(94,521)	(8,561)	(25,716)	8,182,037	3,818,200	146,653	33,625
Realized gain (loss) on investments	(3,220,488)	(74,475)	(409,142)	11,343	(39,690,837)	(15,635,052)	(742,671)	(225,933)
Change in unrealized gain (loss) on investments	3,911,438	(5,487,492)	545,505	(963,949)	58,222,005	(110,623,679)	1,224,611	(2,455,562)
Reinvested capital gains	-	1,367,195	-	228,647	-	37,750,498	-	791,520

Net increase (decrease) in contract owners’ equity resulting from operations	671,067	(4,289,293)	127,802	(749,675)	26,713,205	(84,690,033)	628,593	(1,856,350)

Equity transactions:
Purchase payments received from contract owners (note 3)	41,858	146,501	3,285	475	3,751,980	5,654,385	101,622	44,481
Transfers between funds	(4,682,652)	(7,319,017)	(1,072,342)	30,087	(16,858,472)	(31,590,460)	(78,197)	(512,992)
Redemptions (note 3)	(571,535)	(1,476,252)	(35,064)	(111,126)	(32,061,575)	(56,632,902)	(755,109)	(783,216)
Annuity benefits	(5,164)	(11,579)	-	-	(67,839)	(92,165)	-	-
Contract maintenance charges (note 2)	(216)	(391)	-	-	(5,064)	(6,685)	-	-
Contingent deferred sales charges (note 2)	(2,402)	(7,088)	(346)	(1,187)	(82,221)	(196,269)	(3,261)	(6,538)
Adjustments to maintain reserves	(208)	52	(27)	(9)	(52,433)	58,530	(136)	(61)

Net equity transactions	(5,220,319)	(8,667,774)	(1,104,494)	(81,760)	(45,375,624)	(82,805,566)	(735,081)	(1,258,326)

Net change in contract owners’ equity	(4,549,252)	(12,957,067)	(976,692)	(831,435)	(18,662,419)	(167,495,599)	(106,488)	(3,114,676)
Contract owners’ equity beginning of period	4,577,219	17,534,286	976,692	1,808,127	197,923,596	365,419,195	4,213,977	7,328,653

Contract owners’ equity end of period	$27,967	4,577,219	-	976,692	179,261,177	197,923,596	4,107,489	4,213,977

CHANGES IN UNITS:
Beginning units	624,611	1,401,693	143,661	152,411	13,651,071	18,297,238	431,804	539,862
Units purchased	67,042	163,229	4,484	9,790	1,681,592	3,612,681	36,112	22,033
Units redeemed	(688,612)	(940,311)	(148,145)	(18,540)	(4,949,120)	(8,258,848)	(109,880)	(130,091)

Ending units	3,041	624,611	-	143,661	10,383,543	13,651,071	358,036	431,804

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVVS1		ACVVS2		DVSCS		DSIF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(37,079)	(185,543)	(2,669)	(7,165)	326,799	(125,641)	3,106,179	4,686,447
Realized gain (loss) on investments	(4,259,450)	(4,643,783)	(220,605)	(1,703)	(13,196,435)	(7,963,777)	(6,831,586)	10,838,931
Change in unrealized gain (loss) on investments	4,669,213	(6,940,815)	245,455	(277,587)	12,778,447	(12,699,776)	54,567,717	(242,978,746)
Reinvested capital gains	-	937,197	-	22,132	4,079,322	5,358,539	20,763,529	-

Net increase (decrease) in contract owners’ equity resulting from operations	372,684	(10,832,944)	22,181	(264,323)	3,988,133	(15,430,655)	71,605,839	(227,453,368)

Equity transactions:
Purchase payments received from contract owners (note 3)	91,638	426,825	-	77,541	444,988	835,527	11,940,758	13,522,878
Transfers between funds	(5,906,629)	(12,293,933)	(278,393)	42,087	(2,597,247)	8,349,445	(10,061,543)	(31,240,208)
Redemptions (note 3)	(597,268)	(2,732,253)	(4,993)	(9,641)	(3,076,052)	(5,875,077)	(54,297,090)	(109,927,248)
Annuity benefits	-	-	(13,204)	(31,736)	(37,157)	(40,073)	(144,647)	(182,766)
Contract maintenance charges (note 2)	(163)	(377)	-	(5)	(1,450)	(1,630)	(11,452)	(31,323)
Contingent deferred sales charges (note 2)	(4,263)	(10,015)	-	-	(14,586)	(30,024)	(128,538)	(285,265)
Adjustments to maintain reserves	(17,322)	(167)	66	(77)	(1,301)	(1,641)	(18,780)	3,798

Net equity transactions	(6,434,007)	(14,609,920)	(296,524)	78,169	(5,282,805)	3,236,527	(52,721,292)	(128,140,134)

Net change in contract owners’ equity	(6,061,323)	(25,442,864)	(274,343)	(186,154)	(1,294,672)	(12,194,128)	18,884,547	(355,593,502)
Contract owners’ equity beginning of period	6,061,323	31,504,187	274,343	460,497	30,104,881	42,299,009	335,193,302	690,786,804

Contract owners’ equity end of period	$-	6,061,323	-	274,343	28,810,209	30,104,881	354,077,849	335,193,302

CHANGES IN UNITS:
Beginning units	889,566	2,287,313	32,734	27,543	2,956,423	2,832,247	34,537,124	44,544,149
Units purchased	88,029	2,378,316	-	8,329	1,396,910	2,592,774	4,662,547	6,241,546
Units redeemed	(977,595)	(3,776,063)	(32,734)	(3,138)	(2,076,392)	(2,468,598)	(10,155,269)	(16,248,571)

Ending units	-	889,566	-	32,734	2,276,941	2,956,423	29,044,402	34,537,124

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DSRG		DSRGS		DCAP		DCAPS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(40,764)	(183,729)	(1,180)	(2,011)	841,126	768,441	14,969	(3,310)
Realized gain (loss) on investments	340,147	4,790,454	(10)	3,657	(3,114,475)	2,752,566	(142,826)	104,282
Change in unrealized gain (loss) on investments	11,413,547	(28,592,087)	30,275	(61,769)	8,565,347	(37,321,094)	254,207	(1,329,441)
Reinvested capital gains	-	-	-	-	4,248,521	6,302,421	159,016	217,910

Net increase (decrease) in contract owners’ equity resulting from operations	11,712,930	(23,985,362)	29,085	(60,123)	10,540,519	(27,497,666)	285,366	(1,010,559)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,331,393	2,770,730	-	(22)	1,513,681	1,791,713	43,397	5,186
Transfers between funds	(1,720,918)	(3,785,906)	(554)	(15,780)	(3,135,812)	(3,207,647)	(366,182)	(156,286)
Redemptions (note 3)	(6,699,361)	(13,483,880)	(11,097)	(27,013)	(9,343,972)	(15,870,228)	(278,198)	(251,424)
Annuity benefits	(4,984)	(7,245)	-	-	(34,187)	(74,965)	-	-
Contract maintenance charges (note 2)	(3,926)	(11,814)	-	-	(1,631)	(4,389)	-	-
Contingent deferred sales charges (note 2)	(27,806)	(30,609)	-	(377)	(22,730)	(35,531)	(985)	(2,996)
Adjustments to maintain reserves	(2,672)	(2,257)	(29)	(5)	(4,931)	3,057	(86)	(74)

Net equity transactions	(6,128,274)	(14,550,981)	(11,680)	(43,197)	(11,029,582)	(17,397,990)	(602,054)	(405,594)

Net change in contract owners’ equity	5,584,656	(38,536,343)	17,405	(103,320)	(489,063)	(44,895,656)	(316,688)	(1,416,153)
Contract owners’ equity beginning of period	40,224,179	78,760,522	96,608	199,928	58,929,821	103,825,477	2,082,345	3,498,498

Contract owners’ equity end of period	$45,808,835	40,224,179	114,013	96,608	58,440,758	58,929,821	1,765,657	2,082,345

CHANGES IN UNITS:
Beginning units	5,103,159	6,507,082	13,576	18,076	5,283,363	6,500,979	243,047	281,395
Units purchased	257,714	967,636	-	46	731,917	1,453,038	16,642	7,364
Units redeemed	(970,456)	(2,371,559)	(1,323)	(4,546)	(1,708,838)	(2,670,654)	(88,787)	(45,712)

Ending units	4,390,417	5,103,159	12,253	13,576	4,306,442	5,283,363	170,902	243,047

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DSC		DVIV		FCA2S		FALFS
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$503	(1,584)	6,977	5,258	(6,636)	(16,327)	577	(1,611)
Realized gain (loss) on investments	(10,035)	(3,156)	(1,733)	21,101	16,943	57,582	(59,811)	(62,252)
Change in unrealized gain (loss) on investments	40,653	(108,755)	62,504	(270,718)	45,309	(362,868)	77,495	(168,143)
Reinvested capital gains	-	20,497	-	77,762	-	19,715	-	89,742

Net increase (decrease) in contract owners’ equity resulting from operations	31,121	(92,998)	67,748	(166,597)	55,616	(301,898)	18,261	(142,264)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,659	3,137	-	-	1,728	12,600	165	694
Transfers between funds	4,345	(231,987)	-	(92,223)	(21,677)	(59,572)	(32,306)	(121,245)
Redemptions (note 3)	(2,958)	(8,151)	(46,316)	(12,026)	(83,210)	(106,954)	(605)	(23,583)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2)	(122)	(28)	(199)	(166)	(1,596)	-	(112)
Adjustments to maintain reserves	(1)	(41)	(57)	2	(22)	(85)	(21)	(2)

Net equity transactions	3,043	(237,164)	(46,401)	(104,446)	(103,347)	(155,607)	(32,767)	(144,248)

Net change in contract owners’ equity	34,164	(330,162)	21,347	(271,043)	(47,731)	(457,505)	(14,506)	(286,512)
Contract owners’ equity beginning of period	123,595	453,757	235,670	506,713	612,911	1,070,416	201,610	488,122

Contract owners’ equity end of period	$157,759	123,595	257,017	235,670	565,180	612,911	187,104	201,610

CHANGES IN UNITS:
Beginning units	17,445	42,914	20,031	26,630	70,121	84,547	27,949	43,489
Units purchased	1,660	630	-	-	2,667	1,835	122	1,567
Units redeemed	(1,232)	(26,099)	(3,167)	(6,599)	(14,505)	(16,261)	(4,862)	(17,107)

Ending units	17,873	17,445	16,864	20,031	58,283	70,121	23,209	27,949

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FHIBS		FVMOS		FQB		FQBS
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$294,877	304,658	42,765	27,929	8,644,914	8,691,466	291,955	237,078
Realized gain (loss) on investments	(251,671)	(306,216)	63,058	(492,075)	(4,351,727)	(6,085,171)	(239,255)	(184,414)
Change in unrealized gain (loss) on investments	1,273,309	(1,125,283)	(100,637)	10,775	22,969,480	(19,282,293)	1,024,685	(744,969)
Reinvested capital gains	-	-	106,126	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,316,515	(1,126,841)	111,312	(453,371)	27,262,667	(16,675,998)	1,077,385	(692,305)

Equity transactions:
Purchase payments received from contract owners (note 3)	88,043	162,916	113,149	81,430	2,949,375	3,948,044	142,829	122,715
Transfers between funds	(25,340)	(441,166)	(287,918)	4,875,506	(3,406,293)	(15,349,255)	148,611	(524,514)
Redemptions (note 3)	(497,383)	(499,554)	(1,474,215)	(1,097,378)	(31,639,160)	(46,276,545)	(1,073,039)	(999,123)
Annuity benefits	(155)	(158)	-	-	(79,357)	(100,308)	(649)	(656)
Contract maintenance charges (note 2)	-	-	(73)	(34)	(2,117)	(2,325)	-	-
Contingent deferred sales charges (note 2)	(3,013)	(4,887)	(2,283)	(8,545)	(63,963)	(165,236)	(6,581)	(11,202)
Adjustments to maintain reserves	(346)	153	(131)	(717)	1,484	(9,312)	(209)	2,401

Net equity transactions	(438,194)	(782,696)	(1,651,471)	3,850,262	(32,240,031)	(57,954,937)	(789,038)	(1,410,379)

Net change in contract owners’ equity	878,321	(1,909,537)	(1,540,159)	3,396,891	(4,977,364)	(74,630,935)	288,347	(2,102,684)
Contract owners’ equity beginning of period	2,717,840	4,627,377	4,620,131	1,223,240	160,866,913	235,497,848	6,387,326	8,490,010

Contract owners’ equity end of period	$3,596,161	2,717,840	3,079,972	4,620,131	155,889,549	160,866,913	6,675,673	6,387,326

CHANGES IN UNITS:
Beginning units	273,394	339,327	469,126	121,945	12,428,184	16,768,928	606,570	733,237
Units purchased	41,843	108,880	687,721	1,281,853	2,509,896	4,366,048	95,819	46,338
Units redeemed	(72,803)	(174,813)	(844,604)	(934,672)	(4,842,641)	(8,706,792)	(164,212)	(173,005)

Ending units	242,434	273,394	312,243	469,126	10,095,439	12,428,184	538,177	606,570

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FC2		FVSS2		FCS		FNRS2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(69,922)	(169,945)	(16,308)	(25,170)	449,126	(2,093,641)	(207,409)	(533,285)
Realized gain (loss) on investments	(367,177)	524,483	(423,541)	(254,427)	(9,349,615)	17,813,085	(8,994,144)	(2,589,591)
Change in unrealized gain (loss) on investments	3,402,497	(9,186,346)	918,885	(1,338,765)	112,944,656	(342,025,884)	17,283,512	(27,519,089)
Reinvested capital gains	2,859	482,988	-	426,394	95,326	18,511,927	-	1,407,632

Net increase (decrease) in contract owners’ equity resulting from operations	2,968,257	(8,348,820)	479,036	(1,191,968)	104,139,493	(307,794,513)	8,081,959	(29,234,333)

Equity transactions:
Purchase payments received from contract owners (note 3)	134,795	65,285	34,220	5,602	7,557,503	13,166,368	608,783	1,399,448
Transfers between funds	(279,751)	(632,630)	(121,310)	(261,324)	(16,322,870)	(49,376,712)	428,099	8,143,964
Redemptions (note 3)	(1,066,233)	(2,029,992)	(187,669)	(178,582)	(56,833,341)	(116,263,512)	(3,060,662)	(7,460,632)
Annuity benefits	(5,075)	(7,115)	-	-	(231,824)	(362,496)	(9,619)	(29,084)
Contract maintenance charges (note 2)	-	-	-	-	(13,111)	(25,000)	(1,232)	(1,185)
Contingent deferred sales charges (note 2)	(7,089)	(23,673)	(1,593)	(1,796)	(141,459)	(354,218)	(12,136)	(29,743)
Adjustments to maintain reserves	(110)	37	(68)	(13)	495	23,573	(1,163)	2,194

Net equity transactions	(1,223,463)	(2,628,088)	(276,420)	(436,113)	(65,984,607)	(153,191,997)	(2,047,930)	2,024,962

Net change in contract owners’ equity	1,744,794	(10,976,908)	202,616	(1,628,081)	38,154,886	(460,986,510)	6,034,029	(27,209,371)
Contract owners’ equity beginning of period	9,825,333	20,802,241	1,006,487	2,634,568	354,689,011	815,675,521	20,188,381	47,397,752

Contract owners’ equity end of period	$11,570,127	9,825,333	1,209,103	1,006,487	392,843,897	354,689,011	26,222,410	20,188,381

CHANGES IN UNITS:
Beginning units	983,215	1,171,503	137,880	172,687	25,997,531	34,126,179	3,165,031	3,230,157
Units purchased	47,702	56,044	14,581	4,664	2,629,810	4,747,398	1,806,123	3,983,629
Units redeemed	(159,409)	(244,332)	(45,040)	(39,471)	(7,246,469)	(12,876,046)	(2,088,331)	(4,048,755)

Ending units	871,508	983,215	107,421	137,880	21,380,872	25,997,531	2,882,823	3,165,031

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FEIS		FEI2		FF10S		FF10S2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$2,518,653	4,212,550	12,658	29,913	203,459	159,464	612	381
Realized gain (loss) on investments	(21,060,117)	(3,024,534)	(676,225)	187,703	(1,238,428)	(893,044)	(1,391)	617
Change in unrealized gain (loss) on investments	82,099,875	(236,726,233)	2,316,109	(6,308,647)	2,605,255	(2,834,252)	4,898	(9,661)
Reinvested capital gains	-	514,978	-	12,641	66,383	397,980	186	1,188

Net increase (decrease) in contract owners’ equity resulting from operations	63,558,411	(235,023,239)	1,652,542	(6,078,390)	1,636,669	(3,169,852)	4,305	(7,475)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,703,525	8,640,362	54,387	100,407	129,372	137,029	5,325	13,472
Transfers between funds	(11,638,804)	(43,293,206)	(334,236)	(588,782)	16,418	5,538,244	-	(10,109)
Redemptions (note 3)	(45,284,274)	(100,584,300)	(870,048)	(1,556,124)	(1,512,357)	(2,752,654)	(3,552)	(4,362)
Annuity benefits	(128,796)	(185,994)	-	-	(3,025)	(3,588)	(2,514)	(3,516)
Contract maintenance charges (note 2)	(5,514)	(9,106)	-	-	(112)	(112)	-	(1)
Contingent deferred sales charges (note 2)	(105,757)	(259,592)	(6,326)	(18,948)	(1,212)	(9,257)	-	-
Adjustments to maintain reserves	(6,861)	23,002	(257)	(58)	(193)	(128)	(7)	259

Net equity transactions	(51,466,481)	(135,668,834)	(1,156,480)	(2,063,505)	(1,371,109)	2,909,534	(748)	(4,257)

Net change in contract owners’ equity	12,091,930	(370,692,073)	496,062	(8,141,895)	265,560	(260,318)	3,557	(11,732)
Contract owners’ equity beginning of period	267,087,287	637,779,360	7,081,339	15,223,234	8,055,568	8,315,886	22,292	34,024

Contract owners’ equity end of period	$279,179,217	267,087,287	7,577,401	7,081,339	8,321,128	8,055,568	25,849	22,292

CHANGES IN UNITS:
Beginning units	26,543,981	36,071,966	912,834	1,101,407	949,001	717,498	2,431	2,743
Units purchased	2,748,863	4,868,023	39,013	66,399	368,621	863,436	516	1,204
Units redeemed	(7,825,027)	(14,396,008)	(185,419)	(254,972)	(511,725)	(631,933)	(620)	(1,516)

Ending units	21,467,817	26,543,981	766,428	912,834	805,897	949,001	2,327	2,431

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FF20S		FF20S2		FF30S		FF30S2
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$130,120	93,653	2,435	1,031	31,760	34,343	1,590	2,317
Realized gain (loss) on investments	(1,193,894)	(432,585)	(3,843)	(474)	(657,992)	(152,920)	(28,930)	(27,824)
Change in unrealized gain (loss) on investments	2,282,203	(2,482,108)	27,269	(33,780)	1,311,464	(1,629,441)	107,454	(190,095)
Reinvested capital gains	72,898	358,206	1,260	3,596	37,534	228,388	4,464	26,641

Net increase (decrease) in contract owners’ equity resulting from operations	1,291,327	(2,462,834)	27,121	(29,627)	722,766	(1,519,630)	84,578	(188,961)

Equity transactions:
Purchase payments received from contract owners (note 3)	555,955	345,824	58,655	64,998	412,910	574,791	18,750	-
Transfers between funds	1,171,251	2,234,200	-	-	296,988	(78,431)	-	184,744
Redemptions (note 3)	(1,778,574)	(1,508,109)	(3,330)	(1,914)	(480,995)	(226,412)	(15,312)	(54,174)
Annuity benefits	(6,127)	(7,756)	(6,111)	(6,148)	-	-	(20,830)	(27,673)
Contract maintenance charges (note 2)	(1,013)	(629)	-	(2)	(1,831)	(887)	-	(5)
Contingent deferred sales charges (note 2)	(8,648)	(7,089)	-	-	(8,861)	(3,201)	-	-
Adjustments to maintain reserves	(237)	(105)	39	540	(134)	(59)	47	1,232

Net equity transactions	(67,393)	1,056,336	49,253	57,474	218,077	265,801	(17,345)	104,124

Net change in contract owners’ equity	1,223,934	(1,406,498)	76,374	27,847	940,843	(1,253,829)	67,233	(84,837)
Contract owners’ equity beginning of period	5,227,509	6,634,007	71,695	43,848	2,371,508	3,625,337	292,303	377,140

Contract owners’ equity end of period	$6,451,443	5,227,509	148,069	71,695	3,312,351	2,371,508	359,536	292,303

CHANGES IN UNITS:
Beginning units	670,911	561,279	8,292	3,382	329,992	301,314	35,261	27,932
Units purchased	334,671	504,980	6,477	5,622	168,081	168,857	2,373	16,127
Units redeemed	(345,199)	(395,348)	(1,044)	(712)	(140,674)	(140,179)	(4,070)	(8,798)

Ending units	660,383	670,911	13,725	8,292	357,399	329,992	33,564	35,261

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FGOS		FGS		FG2		FHIS
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(142,042)	(291,007)	(1,248,715)	(1,441,040)	(46,062)	(62,627)	3,915,354	5,570,251
Realized gain (loss) on investments	(1,283,016)	1,561,148	1,146,420	19,074,895	(17,209)	325,393	(6,426,537)	(5,039,902)
Change in unrealized gain (loss) on investments	9,078,300	(28,851,921)	37,767,384	(188,540,707)	699,170	(3,061,729)	24,264,875	(23,551,722)
Reinvested capital gains	-	-	135,846	-	2,341	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,653,242	(27,581,780)	37,800,935	(170,906,852)	638,240	(2,798,963)	21,753,692	(23,021,373)

Equity transactions:
Purchase payments received from contract owners (note 3)	607,535	859,080	4,923,811	6,532,243	42,834	15,524	405,054	327,535
Transfers between funds	(430,007)	(884,140)	(7,586,619)	(32,372,231)	(118,867)	358,839	(4,295,463)	(13,012,388)
Redemptions (note 3)	(3,500,957)	(8,708,883)	(27,523,069)	(67,408,379)	(484,433)	(641,298)	(11,651,175)	(22,341,873)
Annuity benefits	(610)	(2,789)	(66,999)	(124,996)	-	-	(30,048)	(38,660)
Contract maintenance charges (note 2)	(392)	(1,255)	(8,961)	(16,062)	-	-	(933)	(2,073)
Contingent deferred sales charges (note 2)	(7,078)	(13,083)	(63,986)	(157,310)	(2,063)	(10,663)	(18,388)	(41,792)
Adjustments to maintain reserves	(1,480)	45	(39,191)	(3,613)	(85)	(32)	(2,732)	857

Net equity transactions	(3,332,989)	(8,751,025)	(30,365,014)	(93,550,348)	(562,614)	(277,630)	(15,593,685)	(35,108,394)

Net change in contract owners’ equity	4,320,253	(36,332,805)	7,435,921	(264,457,200)	75,626	(3,076,593)	6,160,007	(58,129,767)
Contract owners’ equity beginning of period	19,212,604	55,545,409	164,010,989	428,468,189	2,846,744	5,923,337	58,588,167	116,717,934

Contract owners’ equity end of period	$23,532,857	19,212,604	171,446,910	164,010,989	2,922,370	2,846,744	64,748,174	58,588,167

CHANGES IN UNITS:
Beginning units	3,325,249	4,293,709	18,900,121	25,956,718	418,764	450,197	7,073,592	10,440,891
Units purchased	283,300	1,068,057	1,596,266	3,363,809	19,031	66,431	280,336	879,789
Units redeemed	(784,860)	(2,036,517)	(5,008,209)	(10,420,406)	(96,073)	(97,864)	(1,866,647)	(4,247,088)

Ending units	2,823,689	3,325,249	15,488,178	18,900,121	341,722	418,764	5,487,281	7,073,592

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FHISR		FIGBS		FMCS		FMC2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$2,705,280	1,627,213	4,988,563	1,960,251	(150,203)	(321,442)	(115,031)	(196,933)
Realized gain (loss) on investments	(2,907,003)	(3,985,547)	92,206	(776,301)	(3,751,495)	(3,994,033)	(266,661)	772,748
Change in unrealized gain (loss) on investments	12,952,030	(3,827,678)	3,537,944	(4,238,529)	13,063,566	(19,917,178)	2,947,511	(8,622,741)
Reinvested capital gains	-	-	280,887	53,666	166,121	5,975,426	41,280	2,176,437

Net increase (decrease) in contract owners’ equity resulting from operations	12,750,307	(6,186,012)	8,899,600	(3,000,913)	9,327,989	(18,257,227)	2,607,099	(5,870,489)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,481,323	1,196,954	1,239,489	1,490,364	714,233	1,425,458	213,947	141,450
Transfers between funds	13,592,533	5,472,674	26,837,411	5,196,393	6,761,487	4,330,878	(594,628)	(865,828)
Redemptions (note 3)	(8,605,629)	(6,203,185)	(12,122,959)	(15,296,977)	(4,806,391)	(6,463,959)	(991,418)	(1,326,949)
Annuity benefits	-	-	(89,688)	(114,537)	(247)	(223)	(82,092)	(122,619)
Contract maintenance charges (note 2)	(255)	(227)	(2,193)	(1,962)	(1,207)	(1,119)	-	(48)
Contingent deferred sales charges (note 2)	(18,567)	(18,174)	(23,763)	(50,881)	(17,890)	(29,125)	(4,752)	(17,224)
Adjustments to maintain reserves	13,542	(292)	(2,203)	5,414	(1,012)	999	(135)	3,926

Net equity transactions	6,462,947	447,750	15,836,094	(8,772,186)	2,648,973	(737,091)	(1,459,078)	(2,187,292)

Net change in contract owners’ equity	19,213,254	(5,738,262)	24,735,694	(11,773,099)	11,976,962	(18,994,318)	1,148,021	(8,057,781)
Contract owners’ equity beginning of period	24,447,258	30,185,520	54,834,387	66,607,486	24,920,107	43,914,425	7,852,247	15,910,028

Contract owners’ equity end of period	$43,660,512	24,447,258	79,570,081	54,834,387	36,897,069	24,920,107	9,000,268	7,852,247

CHANGES IN UNITS:
Beginning units	3,359,844	3,077,761	4,984,533	5,743,749	3,606,217	3,720,767	562,586	688,268
Units purchased	5,211,288	5,259,682	4,195,848	2,655,637	1,961,305	2,476,807	27,999	32,714
Units redeemed	(4,358,692)	(4,977,599)	(2,826,573)	(3,414,853)	(1,639,391)	(2,591,357)	(127,224)	(158,396)

Ending units	4,212,440	3,359,844	6,353,808	4,984,533	3,928,131	3,606,217	463,361	562,586

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FOS		FO2R		FOSR		FVSS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$192,343	455,400	1,809	21,140	322,873	739,962	(86,123)	(128,980)
Realized gain (loss) on investments	(818,682)	2,615,156	(159,778)	718,588	(2,918,825)	2,547,449	(10,648,667)	(4,292,902)
Change in unrealized gain (loss) on investments	5,401,185	(28,627,790)	1,198,551	(6,814,774)	10,854,503	(52,561,281)	16,182,156	(13,916,186)
Reinvested capital gains	69,697	4,945,362	16,122	1,139,337	126,166	9,580,938	-	5,056,892

Net increase (decrease) in contract owners’ equity resulting from operations	4,844,543	(20,611,872)	1,056,704	(4,935,709)	8,384,717	(39,692,932)	5,447,366	(13,281,176)

Equity transactions:
Purchase payments received from contract owners (note 3)	128,780	187,048	16,923	39,091	976,482	1,681,227	564,622	500,371
Transfers between funds	(1,372,725)	(1,336,215)	(269,050)	(390,493)	(2,322,278)	(7,164,512)	1,576,674	(4,396,007)
Redemptions (note 3)	(3,143,138)	(8,074,947)	(605,831)	(977,083)	(6,663,567)	(13,862,852)	(2,292,687)	(4,139,516)
Annuity benefits	(9,857)	(18,208)	(141)	(196)	(45,500)	(56,302)	(12,462)	(22,982)
Contract maintenance charges (note 2)	(150)	(770)	-	-	(1,332)	(1,550)	(674)	(763)
Contingent deferred sales charges (note 2)	(2,911)	(9,197)	(3,045)	(9,300)	(24,426)	(62,610)	(6,887)	(21,438)
Adjustments to maintain reserves	(571)	2,275	99	1,964	(844)	2,596	(833)	3,619

Net equity transactions	(4,400,572)	(9,250,014)	(861,045)	(1,336,017)	(8,081,465)	(19,464,003)	(172,247)	(8,076,716)

Net change in contract owners’ equity	443,971	(29,861,886)	195,659	(6,271,726)	303,252	(59,156,935)	5,275,119	(21,357,892)
Contract owners’ equity beginning of period	22,941,478	52,803,364	5,160,996	11,432,722	41,975,734	101,132,669	10,800,856	32,158,748

Contract owners’ equity end of period	$23,385,449	22,941,478	5,356,655	5,160,996	42,278,986	41,975,734	16,075,975	10,800,856

CHANGES IN UNITS:
Beginning units	2,082,989	2,660,164	503,679	614,490	3,829,152	5,132,023	1,388,196	1,995,932
Units purchased	31,386	213,270	21,782	53,817	617,845	1,017,722	1,312,113	358,554
Units redeemed	(416,746)	(790,445)	(103,857)	(164,628)	(1,372,514)	(2,320,593)	(1,372,219)	(966,290)

Ending units	1,697,629	2,082,989	421,604	503,679	3,074,483	3,829,152	1,328,090	1,388,196

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FTVIS2		FTVRD2		FTVSV2		FTVDM3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$2,716,316	2,347,439	(397)	2,478	57,997	4,042	155,824	185,370
Realized gain (loss) on investments	(3,933,797)	(3,927,872)	(28,427)	6,041	(3,972,025)	(5,763,259)	(3,560,166)	(2,685,224)
Change in unrealized gain (loss) on investments	13,010,258	(17,396,908)	114,005	(292,640)	6,859,070	(3,889,596)	8,512,987	(8,166,063)
Reinvested capital gains	-	1,248,095	-	7,040	625,297	1,492,261	24,970	2,366,707

Net increase (decrease) in contract owners’ equity resulting from operations	11,792,777	(17,729,246)	85,181	(277,081)	3,570,339	(8,156,552)	5,133,615	(8,299,210)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,008,436	1,594,129	(31)	(153)	508,366	605,751	511,146	341,295
Transfers between funds	9,095,924	3,260,697	(19,582)	(63,674)	1,224,615	8,331,848	5,581,512	(8,959,556)
Redemptions (note 3)	(6,127,284)	(13,272,437)	(25,991)	(50,321)	(2,530,556)	(3,090,755)	(1,958,810)	(2,348,529)
Annuity benefits	(66,936)	(72,030)	(48,432)	(70,372)	(31,176)	(41,821)	(17,499)	(22,802)
Contract maintenance charges (note 2)	(560)	(559)	(3)	(45)	(505)	(277)	(254)	(209)
Contingent deferred sales charges (note 2)	(11,631)	(26,997)	(285)	(1,546)	(6,238)	(13,304)	(3,132)	(9,414)
Adjustments to maintain reserves	(815)	2,871	27	4,661	(170)	2,283	(490)	1,273

Net equity transactions	3,897,134	(8,514,326)	(94,297)	(181,450)	(835,664)	5,793,725	4,112,473	(10,997,942)

Net change in contract owners’ equity	15,689,911	(26,243,572)	(9,116)	(458,531)	2,734,675	(2,362,827)	9,246,088	(19,297,152)
Contract owners’ equity beginning of period	34,432,052	60,675,624	662,345	1,120,876	14,808,726	17,171,553	5,085,582	24,382,734

Contract owners’ equity end of period	$50,121,963	34,432,052	653,229	662,345	17,543,401	14,808,726	14,331,670	5,085,582

CHANGES IN UNITS:
Beginning units	4,245,169	5,243,133	74,256	90,220	2,135,224	1,615,021	746,789	1,629,698
Units purchased	2,111,337	2,770,029	872	596	1,237,657	3,120,705	1,171,780	564,552
Units redeemed	(1,746,640)	(3,767,993)	(11,776)	(16,560)	(1,365,120)	(2,600,502)	(638,827)	(1,447,461)

Ending units	4,609,866	4,245,169	63,352	74,256	2,007,761	2,135,224	1,279,742	746,789

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TIF2		TIF3		FTVGI3		FTVFA2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,172	674	249,874	210,114	5,589,508	1,231,132	53,698	24,429
Realized gain (loss) on investments	(4,239)	7,706	(5,330,269)	(938,218)	601,497	1,289,935	(75,983)	(112,861)
Change in unrealized gain (loss) on investments	10,892	(48,524)	7,064,420	(7,688,911)	783,873	(1,091,876)	503,967	(96,307)
Reinvested capital gains	2,020	6,350	434,845	1,445,923	-	-	-	28,167

Net increase (decrease) in contract owners’ equity resulting from operations	9,845	(33,794)	2,418,870	(6,971,092)	6,974,878	1,429,191	481,682	(156,572)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	244,047	521,952	870,556	1,292,654	169,135	23,564
Transfers between funds	(19,000)	(9,283)	188,397	4,071,162	7,541,975	14,320,636	1,886,224	1,190,706
Redemptions (note 3)	-	(112)	(1,352,397)	(2,620,193)	(8,487,057)	(7,902,089)	(207,634)	(34,830)
Annuity benefits	(5,216)	(14,470)	(21,559)	(33,129)	(17,624)	(15,726)	(1,535)	-
Contract maintenance charges (note 2)	-	-	(621)	(797)	(595)	(287)	(11)	(1)
Contingent deferred sales charges (note 2)	-	-	(4,179)	(13,459)	(18,059)	(17,849)	(349)	(268)
Adjustments to maintain reserves	402	806	2,839	988	(710)	270	(75)	(8)

Net equity transactions	(23,814)	(23,059)	(943,473)	1,926,524	(111,514)	7,677,609	1,845,755	1,179,163

Net change in contract owners’ equity	(13,969)	(56,853)	1,475,397	(5,044,568)	6,863,364	9,106,800	2,327,437	1,022,591
Contract owners’ equity beginning of period	45,418	102,271	9,661,133	14,705,701	42,251,539	33,144,739	1,022,591	-

Contract owners’ equity end of period	$31,449	45,418	11,136,530	9,661,133	49,114,903	42,251,539	3,350,028	1,022,591

CHANGES IN UNITS:
Beginning units	4,144	5,496	1,248,884	1,094,763	3,465,329	2,850,554	152,212	-
Units purchased	46	64	795,098	925,782	1,834,558	3,628,953	326,533	256,373
Units redeemed	(2,069)	(1,416)	(961,500)	(771,661)	(1,862,390)	(3,014,178)	(86,520)	(104,161)

Ending units	2,121	4,144	1,082,482	1,248,884	3,437,497	3,465,329	392,225	152,212

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMGP		AMINS		AMCG		AMTP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(255,906)	(402,306)	(11,899)	(82,313)	(441,523)	(1,287,791)	(319,640)	(636,157)
Realized gain (loss) on investments	1,490,078	7,600,226	(915,404)	(2,028,868)	2,438,296	14,345,893	(48,266,083)	(4,953,512)
Change in unrealized gain (loss) on investments	3,597,567	(35,517,706)	1,231,409	(261,229)	5,956,056	(73,525,161)	63,903,225	(66,411,465)
Reinvested capital gains	-	2,150,220	-	91	-	-	48,357	13,838,171

Net increase (decrease) in contract owners’ equity resulting from operations	4,831,739	(26,169,566)	304,106	(2,372,319)	7,952,829	(60,467,059)	15,365,859	(58,162,963)

Equity transactions:
Purchase payments received from contract owners (note 3)	490,119	1,020,657	9,729	313,130	1,009,391	2,212,863	696,391	1,519,919
Transfers between funds	(40,111,750)	(3,114,685)	(1,773,116)	(8,174,807)	(68,841,092)	(11,247,612)	(56,709,043)	(7,231,103)
Redemptions (note 3)	(3,934,940)	(13,026,487)	(133,599)	(1,104,524)	(6,190,490)	(24,788,653)	(4,533,482)	(19,753,050)
Annuity benefits	(4,786)	(11,062)	(754)	(2,028)	(12,786)	(27,946)	(3,301)	(9,649)
Contract maintenance charges (note 2)	(497)	(1,455)	(47)	(438)	(1,290)	(3,812)	(964)	(2,047)
Contingent deferred sales charges (note 2)	(5,912)	(32,324)	(1,003)	(8,612)	(17,860)	(56,717)	(10,313)	(49,624)
Adjustments to maintain reserves	(1,493)	625	(282)	(1,946)	(146,605)	512	3,646	297

Net equity transactions	(43,569,259)	(15,164,731)	(1,899,072)	(8,979,225)	(74,200,732)	(33,911,365)	(60,557,066)	(25,525,257)

Net change in contract owners’ equity	(38,737,520)	(41,334,297)	(1,594,966)	(11,351,544)	(66,247,903)	(94,378,424)	(45,191,207)	(83,688,220)
Contract owners’ equity beginning of period	39,020,339	80,354,636	1,594,966	12,946,510	66,627,966	161,006,390	45,700,168	129,388,388

Contract owners’ equity end of period	$282,819	39,020,339	-	1,594,966	380,063	66,627,966	508,961	45,700,168

CHANGES IN UNITS:
Beginning units	3,174,895	4,032,425	266,109	1,121,173	4,899,483	6,698,477	5,238,503	7,015,661
Units purchased	268,648	746,054	57,193	345,137	270,584	796,262	1,028,680	1,713,452
Units redeemed	(3,418,617)	(1,603,584)	(323,302)	(1,200,201)	(5,142,946)	(2,595,256)	(6,218,154)	(3,490,610)

Ending units	24,926	3,174,895	-	266,109	27,121	4,899,483	49,029	5,238,503

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMRS		AMFAS		AMSRS		OVCAFS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(20,119)	(12,266)	(17,378)	(23,803)	32,115	(16,865)	(57,958)	(91,399)
Realized gain (loss) on investments	(1,711,142)	(579,464)	(411,072)	(541,687)	(940,646)	227,961	90,471	315,345
Change in unrealized gain (loss) on investments	2,204,244	(1,680,926)	668,003	(463,129)	1,734,978	(3,897,532)	1,112,075	(3,066,026)
Reinvested capital gains	47	8,072	-	51,557	-	382,045	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	473,030	(2,264,584)	239,553	(977,062)	826,447	(3,304,391)	1,144,588	(2,842,080)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,274	143,591	96,002	9,231	39,954	478,547	30,340	45,363
Transfers between funds	(2,580,828)	(665,957)	392,183	446,549	(192,882)	(9,088,330)	(122,246)	(341,802)
Redemptions (note 3)	(298,953)	(648,629)	(279,741)	(163,646)	(522,286)	(2,387,418)	(521,700)	(449,085)
Annuity benefits	(3,864)	(21,794)	(3,247)	(4,330)	(5,382)	(8,095)	(437)	(571)
Contract maintenance charges (note 2)	(75)	(227)	(17)	(26)	(298)	(952)	-	-
Contingent deferred sales charges (note 2)	(613)	(4,134)	(1,413)	(1,834)	(1,255)	(11,422)	(2,179)	(4,782)
Adjustments to maintain reserves	268	117	(135)	46	(336)	339	(540)	6,090

Net equity transactions	(2,879,791)	(1,197,033)	203,632	285,990	(682,485)	(11,017,331)	(616,762)	(744,787)

Net change in contract owners’ equity	(2,406,761)	(3,461,617)	443,185	(691,072)	143,962	(14,321,722)	527,826	(3,586,867)
Contract owners’ equity beginning of period	2,410,952	5,872,569	1,069,201	1,760,273	3,430,085	17,751,807	3,027,129	6,613,996

Contract owners’ equity end of period	$4,191	2,410,952	1,512,386	1,069,201	3,574,047	3,430,085	3,554,955	3,027,129

CHANGES IN UNITS:
Beginning units	408,423	536,697	150,345	138,132	389,079	1,195,809	441,461	515,617
Units purchased	701,280	168,587	183,747	534,763	70,255	357,286	17,024	25,606
Units redeemed	(1,109,281)	(296,861)	(145,002)	(522,550)	(144,005)	(1,164,016)	(92,203)	(99,762)

Ending units	422	408,423	189,090	150,345	315,329	389,079	366,282	441,461

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVGR		OVGS3		OVGS		OVGSS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,088,150)	(2,312,922)	1,021,135	594,330	778,031	494,008	5,276	(23,786)
Realized gain (loss) on investments	3,283,907	19,599,369	(4,202,394)	5,280,326	3,057,837	14,101,095	209,682	460,253
Change in unrealized gain (loss) on investments	45,618,716	(140,675,586)	31,249,377	(89,026,528)	15,888,598	(76,182,265)	669,885	(3,067,304)
Reinvested capital gains	-	-	2,040,532	10,452,940	1,477,876	7,978,626	67,718	330,617

Net increase (decrease) in contract owners’ equity resulting from operations	47,814,473	(123,389,139)	30,108,650	(72,698,932)	21,202,342	(53,608,536)	952,561	(2,300,220)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,415,732	5,450,845	2,543,148	4,626,918	304,568	472,201	-	(33)
Transfers between funds	(8,561,844)	(20,775,362)	(6,027,544)	(16,024,052)	(5,094,575)	(13,108,614)	(132,383)	(308,049)
Redemptions (note 3)	(24,301,499)	(48,537,324)	(14,539,441)	(25,564,616)	(10,859,159)	(21,683,275)	(608,367)	(680,342)
Annuity benefits	(94,474)	(161,008)	(45,697)	(55,153)	(34,351)	(58,175)	(2,448)	(3,240)
Contract maintenance charges (note 2)	(5,494)	(9,255)	(3,871)	(4,272)	(750)	(1,503)	-	-
Contingent deferred sales charges (note 2)	(58,902)	(186,629)	(55,738)	(137,186)	(13,450)	(64,599)	(2,804)	(6,120)
Adjustments to maintain reserves	(10,895)	11,727	(3,179)	1,963	(4,794)	24,085	(145)	12

Net equity transactions	(29,617,376)	(64,207,006)	(18,132,322)	(37,156,398)	(15,702,511)	(34,419,880)	(746,147)	(997,772)

Net change in contract owners’ equity	18,197,097	(187,596,145)	11,976,328	(109,855,330)	5,499,831	(88,028,416)	206,414	(3,297,992)
Contract owners’ equity beginning of period	127,810,291	315,406,436	91,896,614	201,751,944	66,164,683	154,193,099	2,984,092	6,282,084

Contract owners’ equity end of period	$146,007,388	127,810,291	103,872,942	91,896,614	71,664,514	66,164,683	3,190,506	2,984,092

CHANGES IN UNITS:
Beginning units	12,747,789	17,017,191	6,681,809	8,674,031	7,350,485	9,761,653	299,786	370,311
Units purchased	1,371,508	2,153,920	883,118	1,430,106	517,075	1,073,574	-	468
Units redeemed	(3,957,767)	(6,423,322)	(2,102,355)	(3,422,328)	(1,968,169)	(3,484,742)	(65,746)	(70,993)

Ending units	10,161,530	12,747,789	5,462,572	6,681,809	5,899,391	7,350,485	234,040	299,786

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVHI3		OVHI		OVHIS		OVGI

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(17,897)	80,426	(1,622)	53,252	(297)	5,896	982,809	888,401
Realized gain (loss) on investments	(533,695)	(1,182,350)	(123,303)	(187,758)	(11,633)	(5,963)	(915,631)	5,751,651
Change in unrealized gain (loss) on investments	983,470	(606,013)	149,471	(485,159)	17,230	(90,139)	27,014,066	(110,502,352)
Reinvested capital gains	-	-	-	-	-	-	-	13,739,122

Net increase (decrease) in contract owners’ equity resulting from operations	431,878	(1,707,937)	24,546	(619,665)	5,300	(90,206)	27,081,244	(90,123,178)

Equity transactions:
Purchase payments received from contract owners (note 3)	33,767	48,027	-	-	-	-	2,222,999	4,415,785
Transfers between funds	1,933,160	481,048	(19,456)	(386,775)	-	(2,247)	(5,749,670)	(17,806,428)
Redemptions (note 3)	(561,837)	(243,386)	(9,824)	(214,453)	(899)	(2,906)	(19,573,950)	(47,832,085)
Annuity benefits	-	-	-	-	(1,851)	(10,086)	(55,790)	(82,922)
Contract maintenance charges (note 2)	(14)	(18)	(12)	(37)	-	(1)	(3,216)	(5,337)
Contingent deferred sales charges (note 2)	(383)	(1,208)	(97)	(452)	-	-	(60,067)	(135,484)
Adjustments to maintain reserves	(65)	(7,460)	(61)	(74)	24	760	(17,203)	14,057

Net equity transactions	1,404,628	277,003	(29,450)	(601,791)	(2,726)	(14,480)	(23,236,897)	(61,432,414)

Net change in contract owners’ equity	1,836,506	(1,430,934)	(4,904)	(1,221,456)	2,574	(104,686)	3,844,347	(151,555,592)
Contract owners’ equity beginning of period	322,010	1,752,944	128,455	1,349,911	23,306	127,992	120,383,769	271,939,361

Contract owners’ equity end of period	$2,158,516	322,010	123,551	128,455	25,880	23,306	124,228,116	120,383,769

CHANGES IN UNITS:
Beginning units	160,909	182,957	58,162	128,274	9,322	10,820	13,429,592	18,473,644
Units purchased	1,487,261	502,308	3,986	11,358	-	98	1,191,059	2,538,411
Units redeemed	(788,821)	(524,356)	(16,747)	(81,470)	(1,008)	(1,596)	(3,723,246)	(7,582,463)

Ending units	859,349	160,909	45,401	58,162	8,314	9,322	10,897,405	13,429,592

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVGIS		OVSC		OVSCS		OVAG

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(4,261)	(24,043)	(22,325)	(60,813)	(924)	(1,645)	(588,808)	(1,092,629)
Realized gain (loss) on investments	(32,191)	444,822	(1,684,312)	(2,083,901)	(6,232)	(2,631)	(2,298,344)	5,752,427
Change in unrealized gain (loss) on investments	738,143	(3,775,931)	4,800,249	(2,608,008)	53,849	(90,807)	17,451,483	(62,520,126)
Reinvested capital gains	-	445,757	-	529,052	-	9,017	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	701,691	(2,909,395)	3,093,612	(4,223,670)	46,693	(86,066)	14,564,331	(57,860,328)

Equity transactions:
Purchase payments received from contract owners (note 3)	12,424	14,913	173,142	332,531	2,190	11,353	2,252,617	3,394,926
Transfers between funds	(132,545)	(1,686,932)	1,019,428	211,367	-	44,261	(2,811,785)	(6,661,217)
Redemptions (note 3)	(353,519)	(897,400)	(1,304,821)	(1,829,940)	(7,254)	(9,463)	(8,256,397)	(21,499,313)
Annuity benefits	-	-	(61)	-	(7,810)	(9,663)	(4,271)	(8,655)
Contract maintenance charges (note 2)	-	-	(533)	(589)	-	(4)	(4,440)	(9,098)
Contingent deferred sales charges (note 2)	(793)	(9,749)	(3,268)	(8,795)	-	-	(31,941)	(61,891)
Adjustments to maintain reserves	(80)	(38)	7,637	(75)	(43)	670	(1,706)	10,659

Net equity transactions	(474,513)	(2,579,206)	(108,476)	(1,295,501)	(12,917)	37,154	(8,857,923)	(24,834,589)

Net change in contract owners’ equity	227,178	(5,488,601)	2,985,136	(5,519,171)	33,776	(48,912)	5,706,408	(82,694,917)
Contract owners’ equity beginning of period	3,018,113	8,506,714	5,836,724	11,355,895	141,006	189,918	53,231,517	135,926,434

Contract owners’ equity end of period	$3,245,291	3,018,113	8,821,860	5,836,724	174,782	141,006	58,937,925	53,231,517

CHANGES IN UNITS:
Beginning units	391,338	664,432	954,905	1,108,657	15,897	13,112	6,695,313	8,636,413
Units purchased	6,355	8,508	2,808,481	887,546	267	4,421	536,283	1,162,852
Units redeemed	(63,020)	(281,602)	(2,690,293)	(1,041,298)	(1,582)	(1,636)	(1,588,884)	(3,103,952)

Ending units	334,673	391,338	1,073,093	954,905	14,582	15,897	5,642,712	6,695,313

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVSBS		PMVRRA		SBLD		SBLJ

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(62,792)	207,884	14,026	15,818	(2,122)	(2,099)	(776)	(643)
Realized gain (loss) on investments	(54,957)	132,649	(19,655)	11,168	(16,029)	1,564	(17,512)	(1,928)
Change in unrealized gain (loss) on investments	702,990	(1,363,229)	87,656	(106,613)	55,934	(94,274)	42,373	(25,537)
Reinvested capital gains	3,096	75,957	28,923	1,088	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	588,337	(946,739)	110,950	(78,539)	37,783	(94,809)	24,085	(28,108)

Equity transactions:
Purchase payments received from contract owners (note 3)	65,774	35,338	121,975	79,283	68,676	74,670	12,437	10,959
Transfers between funds	377,278	83,579	136,621	655,738	32,121	12,940	26,590	17,007
Redemptions (note 3)	(639,066)	(1,477,226)	(260,891)	(241,904)	(92,898)	(17,444)	(9,279)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	(139)	-	(73)	-	(15)
Contingent deferred sales charges (note 2)	(4,748)	(13,762)	(1,244)	(290)	(338)	(33)	(16)	-
Adjustments to maintain reserves	(79)	(94)	90	(17,553)	(13)	75	(11)	3

Net equity transactions	(200,841)	(1,372,165)	(3,449)	475,135	7,548	70,135	29,721	27,954

Net change in contract owners’ equity	387,496	(2,318,904)	107,501	396,596	45,331	(24,674)	53,806	(154)
Contract owners’ equity beginning of period	4,170,962	6,489,866	675,187	278,591	166,288	190,962	59,995	60,149

Contract owners’ equity end of period	$4,558,458	4,170,962	782,688	675,187	211,619	166,288	113,801	59,995

CHANGES IN UNITS:
Beginning units	346,353	452,665	66,141	25,083	21,833	15,283	11,088	6,602
Units purchased	71,668	96,556	25,251	120,057	7,595	8,384	9,047	113,712
Units redeemed	(92,686)	(202,868)	(25,867)	(78,999)	(5,947)	(1,834)	(5,358)	(109,226)

Ending units	325,335	346,353	65,525	66,141	23,481	21,833	14,777	11,088

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SBLN		SBLO		SBLP		SBLQ
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,307)	(1,317)	(7,898)	(4,811)	(3,000)	(2,542)	(6,516)	(6,630)
Realized gain (loss) on investments	(6,344)	(6,462)	(160,114)	(25,830)	4,857	(8,704)	(24,589)	10,976
Change in unrealized gain (loss) on investments	33,614	(31,348)	366,385	(316,763)	125,917	(56,918)	287,895	(285,507)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,963	(39,127)	198,373	(347,404)	127,774	(68,164)	256,790	(281,161)

Equity transactions:
Purchase payments received from contract owners (note 3)	33,768	25,673	134,694	330,116	29,177	40,177	165,976	233,907
Transfers between funds	23,002	33,714	(162,829)	666,343	260,761	(165,883)	(50,113)	(40,290)
Redemptions (note 3)	(42,723)	(39,407)	(292,753)	(113,418)	(101,357)	(114,947)	(134,337)	(64,448)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(15)	(60)	-	(112)	-	(36)	-	(210)
Contingent deferred sales charges (note 2)	(446)	(252)	(1,223)	(195)	(251)	(117)	(1,369)	(282)
Adjustments to maintain reserves	7	20	8	391	104	(50)	146	24

Net equity transactions	13,593	19,688	(322,103)	883,125	188,434	(240,856)	(19,697)	128,701

Net change in contract owners’ equity	39,556	(19,439)	(123,730)	535,721	316,208	(309,020)	237,093	(152,460)
Contract owners’ equity beginning of period	106,763	126,202	826,269	290,548	129,324	438,344	460,344	612,804

Contract owners’ equity end of period	$146,319	106,763	702,539	826,269	445,532	129,324	697,437	460,344

CHANGES IN UNITS:
Beginning units	12,844	10,932	117,337	25,150	17,473	40,974	64,592	52,222
Units purchased	3,590	6,345	17,942	107,433	39,615	27,490	18,276	28,955
Units redeemed	(2,265)	(4,433)	(59,438)	(15,246)	(21,922)	(50,991)	(19,417)	(16,585)

Ending units	14,169	12,844	75,841	117,337	35,166	17,473	63,451	64,592

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SBLV		SBLX		SBLY		PMVTRA
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(18,261)	(14,386)	(307)	(154)	(230)	(78)	84,132	48,995
Realized gain (loss) on investments	(49,996)	(17,204)	(3,890)	(401)	474	(33)	32	11,203
Change in unrealized gain (loss) on investments	686,118	(458,862)	13,196	(6,050)	5,463	(1,645)	86,403	(53,680)
Reinvested capital gains	-	-	-	-	-	-	74,667	36,799

Net increase (decrease) in contract owners’ equity resulting from operations	617,861	(490,452)	8,999	(6,605)	5,707	(1,756)	245,234	43,317

Equity transactions:
Purchase payments received from contract owners (note 3)	436,511	417,178	15,367	8,777	10,853	3,843	338,183	240,889
Transfers between funds	2,979	193,590	1,023	21,316	(5,927)	6,951	872,470	1,405,182
Redemptions (note 3)	(363,987)	(185,786)	(9)	(1,346)	-	-	(767,956)	(280,053)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(481)	-	(1)	-	(4)	-	(210)
Contingent deferred sales charges (note 2)	(2,531)	(329)	(6)	(14)	(20)	-	(2,606)	(406)
Adjustments to maintain reserves	270	354	3	(1,136)	(17)	(3)	614	(11,257)

Net equity transactions	73,242	424,526	16,378	27,596	4,889	10,787	440,705	1,354,145

Net change in contract owners’ equity	691,103	(65,926)	25,377	20,991	10,596	9,031	685,939	1,397,462
Contract owners’ equity beginning of period	1,327,038	1,392,964	22,552	1,561	14,497	5,466	1,774,326	376,864

Contract owners’ equity end of period	$2,018,141	1,327,038	47,929	22,552	25,093	14,497	2,460,265	1,774,326

CHANGES IN UNITS:
Beginning units	173,469	128,838	4,010	145	2,318	545	153,732	33,848
Units purchased	48,866	108,472	4,389	4,652	2,360	1,909	117,549	270,041
Units redeemed	(36,958)	(63,841)	(2,028)	(787)	(1,633)	(136)	(82,345)	(150,157)

Ending units	185,377	173,469	6,371	4,010	3,045	2,318	188,936	153,732

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	PVGIB		ACEG2		ACC2		VYDS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$139	155	(27,336)	(32,589)	203,074	75,437	(20,849)	(54,586)
Realized gain (loss) on investments	(5,652)	(1,652)	48,582	59,155	(269,348)	756,583	(545,263)	237,135
Change in unrealized gain (loss) on investments	7,561	(10,806)	677,709	(1,239,974)	1,932,263	(7,069,165)	1,764,076	(6,019,549)
Reinvested capital gains	-	3,317	-	-	-	766,923	-	1,492,039

Net increase (decrease) in contract owners’ equity resulting from operations	2,048	(8,986)	698,955	(1,213,408)	1,865,989	(5,470,222)	1,197,964	(4,344,961)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	14,101	137	115,376	66,930	137,214	59,357
Transfers between funds	-	-	14,750	68,694	(736,649)	(1,120,875)	(380,749)	(487,866)
Redemptions (note 3)	(3,694)	(6,482)	(226,926)	(140,334)	(1,017,613)	(1,997,497)	(1,332,989)	(2,821,050)
Annuity benefits	-	-	-	-	(3,843)	(5,234)	-	-
Contract maintenance charges (note 2)	-	(1)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(698)	(2,201)	(3,805)	(23,576)	(1,781)	(4,645)
Adjustments to maintain reserves	6	134	(65)	(77)	(195)	94	(168)	(141)

Net equity transactions	(3,688)	(6,349)	(198,838)	(73,781)	(1,646,729)	(3,080,158)	(1,578,473)	(3,254,345)

Net change in contract owners’ equity	(1,640)	(15,335)	500,117	(1,287,189)	219,260	(8,550,380)	(380,509)	(7,599,306)
Contract owners’ equity beginning of period	12,762	28,097	1,194,326	2,481,515	8,486,235	17,036,615	5,917,748	13,517,054

Contract owners’ equity end of period	$11,122	12,762	1,694,443	1,194,326	8,705,495	8,486,235	5,537,239	5,917,748

CHANGES IN UNITS:
Beginning units	1,634	2,177	207,406	215,311	1,011,292	1,281,115	691,105	975,201
Units purchased	-	16	19,105	16,826	33,093	22,265	131,376	208,181
Units redeemed	(523)	(559)	(45,187)	(24,731)	(222,676)	(292,088)	(311,789)	(492,277)

Ending units	1,111	1,634	181,324	207,406	821,709	1,011,292	510,692	691,105

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ROCMC		TRBCG2		TREI2		TRLT2
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(6,549)	11,459	(122,671)	(185,092)	71,768	186,838	266,836	321,897
Realized gain (loss) on investments	(100,256)	(27,171)	(5,034,040)	(239,353)	(4,553,780)	(2,315,115)	454,676	(43,469)
Change in unrealized gain (loss) on investments	383,373	(353,287)	9,395,817	(9,414,343)	7,167,373	(7,849,625)	324,300	(382,396)
Reinvested capital gains	-	72,227	-	-	-	663,399	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	276,568	(296,772)	4,239,106	(9,838,788)	2,685,361	(9,314,503)	1,045,812	(103,968)

Equity transactions:
Purchase payments received from contract owners (note 3)	243,916 234,371	218,482	454,138	278,607	559,873	166,306	154,364
Transfers between funds	(55,622)	158,218	(7,271,550)	1,316,562	(256,085)	2,938,361	(13,650,421)	12,266,312
Redemptions (note 3)	(118,000)	(127,042)	(1,478,995)	(2,794,771)	(1,985,561)	(3,122,007)	(4,112,823)	(2,390,323)
Annuity benefits	-	-	(19,212)	(19,136)	(31,659)	(45,270)	(12,281)	(18,748)
Contract maintenance charges (note 2)	-	(264)	(435)	(597)	(300)	(347)	(113)	(72)
Contingent deferred sales charges (note 2)	(1,134)	(150)	(3,109)	(8,487)	(6,219)	(6,597)	(23,323)	(10,856)
Adjustments to maintain reserves	(243)	246	(1,308)	490	85	2,319	(10,148)	853

Net equity transactions	68,917	265,379	(8,556,127)	(1,051,801)	(2,001,132)	326,332	(17,642,803)	10,001,530

Net change in contract owners’ equity	345,485	(31,393)	(4,317,021)	(10,890,589)	684,229	(8,988,171)	(16,596,991)	9,897,562
Contract owners’ equity beginning of period	436,495	467,888	11,724,474	22,615,063	14,952,887	23,941,058	16,609,578	6,712,016

Contract owners’ equity end of period	$781,980	436,495	7,407,453	11,724,474	15,637,116	14,952,887	12,587	16,609,578

CHANGES IN UNITS:
Beginning units	68,775	41,378	1,679,454	1,844,368	1,993,851	1,986,743	1,526,688	597,947
Units purchased	24,694	39,926	1,407,384	757,070	742,486	1,305,367	1,379,840	1,700,083
Units redeemed	(14,601)	(12,529)	(2,332,036)	(921,984)	(1,027,723)	(1,298,259)	(2,905,421)	(771,342)

Ending units	78,868	68,775	754,802	1,679,454	1,708,614	1,993,851	1,107	1,526,688

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	VWEMR		VWEM		VWHAR		VWHA
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(156,768)	(272,226)	(134,567)	(290,400)	(253,065)	(389,073)	(104,118)	(180,071)
Realized gain (loss) on investments	(7,035,063)	(11,687,014)	(3,889,732)	(222,612)	(4,167,125)	821,244	504,098	4,190,232
Change in unrealized gain (loss) on investments	17,240,733	(23,890,893)	13,681,766	(37,350,529)	17,024,224	(31,674,577)	5,264,923	(19,629,831)
Reinvested capital gains	802,362	14,938,207	1,011,248	14,422,780	140,476	8,659,750	68,964	4,230,495

Net increase (decrease) in contract owners’ equity resulting from operations	10,851,264	(20,911,926)	10,668,715	(23,440,761)	12,744,510	(22,582,656)	5,733,867	(11,389,175)

Equity transactions:
Purchase payments received from contract owners (note 3)	434,711	526,090	185,517	191,031	685,507	635,477	145,380	643,109
Transfers between funds	5,674,959	(11,013,431)	(826,101)	(3,053,485)	4,256,490	(6,122,498)	(526,033)	(3,243,713)
Redemptions (note 3)	(2,334,969)	(5,193,517)	(1,857,279)	(5,440,456)	(3,874,821)	(10,472,526)	(1,366,300)	(5,436,976)
Annuity benefits	(57)	(1,148)	(5,546)	(23,232)	(3,252)	(5,340)	(15,624)	(22,696)
Contract maintenance charges (note 2)	(184)	(193)	(336)	(807)	(276)	(263)	(97)	(477)
Contingent deferred sales charges (note 2)	(4,724)	(10,040)	(2,459)	(6,474)	(7,385)	(18,204)	(2,052)	(5,154)
Adjustments to maintain reserves	12,989	(872)	(2,309)	(58)	5,412	(129)	(246)	10,042

Net equity transactions	3,782,725	(15,693,111)	(2,508,513)	(8,333,481)	1,061,675	(15,983,483)	(1,764,972)	(8,055,865)

Net change in contract owners’ equity	14,633,989	(36,605,037)	8,160,202	(31,774,242)	13,806,185	(38,566,139)	3,968,895	(19,445,040)
Contract owners’ equity beginning of period	8,466,091	45,071,128	10,733,960	42,508,202	22,451,017	61,017,156	11,072,002	30,517,042

Contract owners’ equity end of period	$23,100,080	8,466,091	18,894,162	10,733,960	36,257,202	22,451,017	15,040,897	11,072,002

CHANGES IN UNITS:
Beginning units	785,222	1,458,468	857,455	1,160,958	1,269,810	1,841,149	540,162	800,293
Units purchased	805,519	397,496	52,428	80,526	767,187	1,063,353	28,951	70,122
Units redeemed	(575,623)	(1,070,742)	(197,246)	(384,029)	(722,880)	(1,634,692)	(95,394)	(330,253)

Ending units	1,015,118	785,222	712,637	857,455	1,314,117	1,269,810	473,719	540,162

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRASP		WRBP		WRBDP		WRCEP
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(2,023,480)	(2,612,292)	503,588	(949,093)	2,998,262	(1,459,742)	(192,835)	(2,256,548)
Realized gain (loss) on investments	6,318,051	16,219,589	1,795,582	4,132,142	(1,248,237)	(1,078,327)	(6,021,980)	4,575,696
Change in unrealized gain (loss) on investments	22,928,585	(123,515,090)	3,538,066	(22,916,709)	4,745,812	1,094,768	32,181,263	(90,860,666)
Reinvested capital gains	23,828,981	20,330,014	337,991	54,179	-	-	-	5,051,921

Net increase (decrease) in contract owners’ equity resulting from operations	51,052,137	(89,577,779)	6,175,227	(19,679,481)	6,495,837	(1,443,301)	25,966,448	(83,489,597)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,438,696	5,377,135	879,789	1,060,989	1,772,278	1,914,602	2,178,634	2,556,815
Transfers between funds	20,329,943	5,322,185	(2,153,990)	(4,542,968)	4,532,194	9,419,584	(9,532,631)	(13,933,384)
Redemptions (note 3)	(34,928,884)	(37,513,143)	(9,442,029)	(13,178,441)	(20,906,230)	(20,020,161)	(19,565,660)	(26,779,210)
Annuity benefits	(31,105)	(29,755)	(11,565)	(13,424)	(33,039)	(34,272)	(12,283)	(16,425)
Contract maintenance charges (note 2)	(41)	-	-	-	-	-	-	(62)
Contingent deferred sales charges (note 2)	(110,423)	(200,721)	(37,837)	(55,474)	(60,083)	(95,223)	(54,925)	(136,604)
Adjustments to maintain reserves	(2,911)	9,690	(476)	5,820	1,953	4,056	(481)	31,734

Net equity transactions	(10,304,725)	(27,034,609)	(10,766,108)	(16,723,498)	(14,692,927)	(8,811,414)	(26,987,346)	(38,277,136)

Net change in contract owners’ equity	40,747,412	(116,612,388)	(4,590,881)	(36,402,979)	(8,197,090)	(10,254,715)	(1,020,898)	(121,766,733)
Contract owners’ equity beginning of period	228,191,907	344,804,295	62,236,246	98,639,225	118,942,653	129,197,368	137,771,365	259,538,098

Contract owners’ equity end of period	$268,939,319	228,191,907	57,645,365	62,236,246	110,745,563	118,942,653	136,750,467	137,771,365

CHANGES IN UNITS:
Beginning units	12,909,693	14,390,538	5,696,020	7,103,270	8,981,987	9,744,380	18,240,906	22,343,431
Units purchased	3,277,982	5,309,278	859,958	2,212,535	2,367,326	4,843,743	2,492,907	7,115,799
Units redeemed	(3,909,321)	(6,790,123)	(1,854,396)	(3,619,785)	(3,471,812)	(5,606,136)	(6,010,440)	(11,218,324)

Ending units	12,278,354	12,909,693	4,701,582	5,696,020	7,877,501	8,981,987	14,723,373	18,240,906

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRDIV		WRENG		WRGNR		WRGP
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(46,425)	(431,421)	(113,104)	(139,321)	(462,391)	(40,617)	(1,192,342)	(2,865,797)
Realized gain (loss) on investments	(730,970)	1,521,989	(643,484)	422,792	(1,426,307)	2,341,583	(630,027)	8,136,002
Change in unrealized gain (loss) on investments	3,940,788	(16,387,185)	3,749,945	(7,561,825)	20,367,361	(47,372,142)	30,999,530	(105,511,623)
Reinvested capital gains	-	49,185	-	12,285	-	2,831,602	4,191,940	2,105,992
Net increase (decrease) in contract owners’ equity resulting from operations	3,163,393	(15,247,432)	2,993,357	(7,266,069)	18,478,663	(42,239,574)	33,369,101	(98,135,426)

Equity transactions:
Purchase payments received from contract owners (note 3)	291,505	999,252	155,862	626,786	917,351	1,399,957	2,312,587	2,791,705
Transfers between funds	(1,302,226)	937,874	1,212,947	4,670,150	7,323,248	1,038,331	(9,838,663)	(17,142,059)
Redemptions (note 3)	(3,158,433)	(5,352,886)	(1,181,686)	(1,292,656)	(4,631,342)	(5,942,907)	(21,678,093)	(28,097,664)
Annuity benefits	(3,398)	(4,137)	-	-	(1,849)	(2,875)	(11,694)	(14,017)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7,771)	(32,063)	(3,322)	(5,433)	(13,262)	(31,610)	(80,138)	(157,182)
Adjustments to maintain reserves	(374)	(187)	(167)	(105)	(365)	(333)	(2,716)	16,409

Net equity transactions	(4,180,697)	(3,452,147)	183,634	3,998,742	3,593,781	(3,539,437)	(29,298,717)	(42,602,808)

Net change in contract owners’ equity	(1,017,304)	(18,699,579)	3,176,991	(3,267,327)	22,072,444	(45,779,011)	4,070,384	(140,738,234)
Contract owners’ equity beginning of period	24,437,327	43,136,906	7,688,769	10,956,096	24,916,168	70,695,179	151,875,121	292,613,355

Contract owners’ equity end of period	$23,420,023	24,437,327	10,865,760	7,688,769	46,988,612	24,916,168	155,945,505	151,875,121

CHANGES IN UNITS:
Beginning units	2,406,092	2,699,802	1,046,875	794,716	3,038,959	3,287,167	20,570,540	25,148,472
Units purchased	434,311	1,190,088	483,019	936,240	1,378,298	1,617,833	2,610,477	7,248,335
Units redeemed	(866,227)	(1,483,798)	(466,116)	(684,081)	(1,078,751)	(1,866,041)	(6,409,913)	(11,826,267)

Ending units	1,974,176	2,406,092	1,063,778	1,046,875	3,338,506	3,038,959	16,771,104	20,570,540

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRHIP		WRIP		WRI2P		WRMIC

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$5,732,309	(472,701)	140,299	(725,665)	400,363	(249,106)	(39,050)	(59,902)
Realized gain (loss) on investments	(269,739)	(1,115,548)	2,237,652	4,363,468	(2,488,334)	(966,393)	(348,170)	2,652
Change in unrealized gain (loss) on investments	21,265,608	(16,350,585)	7,178,898	(40,979,851)	6,156,159	(14,803,484)	1,492,389	(2,860,331)
Reinvested capital gains	-	-	-	1,289,104	980,727	489,117	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,728,178	(17,938,834)	9,556,849	(36,052,944)	5,048,915	(15,529,866)	1,105,169	(2,917,581)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,463,640	1,115,645	682,556	1,077,574	170,974	447,529	55,186	110,934
Transfers between funds	11,505,322	(1,287,783)	2,497,212	(3,583,813)	858,938	(3,982,632)	516,981	(343,848)
Redemptions (note 3)	(11,473,380)	(8,958,736)	(7,419,037)	(8,097,305)	(2,821,104)	(3,474,581)	(425,994)	(459,542)
Annuity benefits	(22,216)	(15,832)	(2,623)	(4,281)	(8,731)	(7,934)	(2,255)	(4,208)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(39,497)	(43,739)	(29,688)	(50,282)	(8,868)	(23,063)	(1,373)	(4,993)
Adjustments to maintain reserves	(375)	6,333	(211)	8,917	(1,232)	5,892	452	52

Net equity transactions	1,433,494	(9,184,112)	(4,271,791)	(10,649,190)	(1,810,023)	(7,034,789)	142,997	(701,605)

Net change in contract owners’ equity	28,161,672	(27,122,946)	5,285,058	(46,702,134)	3,238,892	(22,564,655)	1,248,166	(3,619,186)
Contract owners’ equity beginning of period	56,932,952	84,055,898	43,289,824	89,991,958	17,485,819	40,050,474	2,803,030	6,422,216

Contract owners’ equity end of period	$85,094,624	56,932,952	48,574,882	43,289,824	20,724,711	17,485,819	4,051,196	2,803,030

CHANGES IN UNITS:
Beginning units	4,801,530	5,514,524	5,243,842	6,280,053	1,645,885	2,118,596	350,971	416,786
Units purchased	1,833,792	1,861,801	1,484,094	2,265,176	491,395	689,829	149,951	165,270
Units redeemed	(1,686,476)	(2,574,795)	(2,049,307)	(3,301,387)	(682,708)	(1,162,540)	(139,015)	(231,085)

Ending units	4,948,846	4,801,530	4,678,629	5,243,842	1,454,572	1,645,885	361,907	350,971

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRMCG		WRMMP		WRMSP		WRRESP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(135,137)	(170,082)	(72,780)	429,651	254,330	(31,041)	162,567	(126,154)
Realized gain (loss) on investments	(701,518)	10,049	-	-	(293,975)	(206,578)	(2,178,321)	(544,934)
Change in unrealized gain (loss) on investments	4,902,103	(5,895,996)	-	-	436,785	(756,628)	3,576,435	(6,294,814)
Reinvested capital gains	-	175,165	-	-	-	-	-	248,914

Net increase (decrease) in contract owners’ equity resulting from operations	4,065,448	(5,880,864)	(72,780)	429,651	397,140	(994,247)	1,560,681	(6,716,988)

Equity transactions:
Purchase payments received from contract owners (note 3)	187,968	255,665	8,085,623	2,886,776	42,058	117,722	222,841	333,916
Transfers between funds	3,122,657	(317,196)	(4,466,459)	50,433,521	(326,766)	(863,584)	(549,747)	(970,870)
Redemptions (note 3)	(2,112,030)	(1,424,429)	(32,908,264)	(26,581,291)	(975,124)	(1,152,576)	(1,318,565)	(1,828,968)
Annuity benefits	-	-	(23,926)	(17,576)	(1,264)	(2,064)	(2,457)	(4,709)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,504)	(6,539)	(77,908)	(112,361)	(1,913)	(3,904)	(4,507)	(14,856)
Adjustments to maintain reserves	(215)	(10,828)	5,277	17,215	(115)	(170)	(2,679)	898

Net equity transactions	1,193,876	(1,503,327)	(29,385,657)	26,626,284	(1,263,124)	(1,904,576)	(1,655,114)	(2,484,589)

Net change in contract owners’ equity	5,259,324	(7,384,191)	(29,458,437)	27,055,935	(865,984)	(2,898,823)	(94,433)	(9,201,577)
Contract owners’ equity beginning of period	9,436,571	16,820,762	67,549,140	40,493,205	6,466,888	9,365,711	9,888,882	19,090,459

Contract owners’ equity end of period	$14,695,895	9,436,571	38,090,703	67,549,140	5,600,904	6,466,888	9,794,449	9,888,882

CHANGES IN UNITS:
Beginning units	1,106,727	1,245,741	6,113,637	3,735,294	672,056	855,365	1,068,301	1,285,756
Units purchased	581,646	584,332	3,830,840	7,984,467	149,146	358,254	285,094	652,473
Units redeemed	(499,996)	(723,346)	(6,515,946)	(5,606,124)	(277,357)	(541,563)	(483,708)	(869,928)

Ending units	1,188,377	1,106,727	3,428,531	6,113,637	543,845	672,056	869,687	1,068,301

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRSTP		WRSCP		WRSCV		WRVP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(969,244)	(1,384,958)	(496,451)	(1,215,642)	(92,700)	(104,126)	497,684	(985,737)
Realized gain (loss) on investments	2,351,564	4,022,139	448,289	4,676,896	(1,055,510)	(850,922)	(1,567,132)	2,928,195
Change in unrealized gain (loss) on investments	21,764,143	(49,372,796)	18,757,875	(52,623,308)	3,050,968	(2,292,457)	14,055,829	(39,058,141)
Reinvested capital gains	5,252,733	2,785,882	-	1,320,347	-	184,322	-	629,272

Net increase (decrease) in contract owners’ equity resulting from operations	28,399,196	(43,949,733)	18,709,713	(47,841,707)	1,902,758	(3,063,183)	12,986,381	(36,486,411)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,593,516	1,877,522	995,246	1,429,849	117,861	185,251	802,610	966,918
Transfers between funds	(1,263,433)	(7,536,349)	(999,587)	(9,253,838)	(53,765)	(197,854)	(3,476,195)	(7,865,460)
Redemptions (note 3)	(11,687,782)	(12,459,810)	(9,598,632)	(10,918,980)	(1,110,086)	(1,166,148)	(9,027,570)	(10,450,066)
Annuity benefits	(5,987)	(7,261)	(6,810)	(11,108)	(8,355)	(6,760)	(10,803)	(15,132)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(53,089)	(79,605)	(32,754)	(75,836)	(2,647)	(6,828)	(40,025)	(77,358)
Adjustments to maintain reserves	(2,091)	1,151	(1,957)	10,927	(400)	(4)	(231)	345

Net equity transactions	(11,418,866)	(18,204,352)	(9,644,494)	(18,818,986)	(1,057,392)	(1,192,343)	(11,752,214)	(17,440,753)

Net change in contract owners’ equity	16,980,330	(62,154,085)	9,065,219	(66,660,693)	845,366	(4,255,526)	1,234,167	(53,927,164)
Contract owners’ equity beginning of period	74,961,222	137,115,307	63,743,886	130,404,579	7,788,684	12,044,210	62,136,923	116,064,087

Contract owners’ equity end of period	$91,941,552	74,961,222	72,809,105	63,743,886	8,634,050	7,788,684	63,371,090	62,136,923

CHANGES IN UNITS:
Beginning units	8,066,843	9,699,144	7,141,914	8,843,950	824,726	921,499	6,491,989	7,960,591
Units purchased	1,387,537	2,699,063	1,272,955	2,689,893	232,432	404,552	1,088,787	1,822,179
Units redeemed	(2,516,948)	(4,331,364)	(2,311,055)	(4,391,929)	(337,364)	(501,325)	(2,305,094)	(3,290,781)

Ending units	6,937,432	8,066,843	6,103,814	7,141,914	719,794	824,726	5,275,682	6,491,989

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SVOF		WFVSCG		WIEP		WVCP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(510,896)	729,968	(16,563)	-	(18,170)	34,440	16,037	12,041
Realized gain (loss) on investments	(34,456,674)	5,327,091	97,997	-	441,743	393,153	(38,972)	80,869
Change in unrealized gain (loss) on investments	53,085,484	(82,256,265)	400,780	-	(67,524)	(2,977,267)	279,387	(1,098,985)
Reinvested capital gains	-	25,001,571	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	18,117,914	(51,197,635)	482,214	-	356,049	(2,549,674)	256,452	(1,006,075)

Equity transactions:
Purchase payments received from contract owners (note 3)	974,102	2,303,077	19,239	-	4,142	9,970	4,829	12,444
Transfers between funds	(78,669,406)	(10,099,924)	4,323,989	-	(3,398,263)	(181,321)	(1,129,504)	(120,617)
Redemptions (note 3)	(7,814,619)	(22,234,173)	(135,734)	-	(249,254)	(852,767)	(94,757)	(435,050)
Annuity benefits	(8,222)	(16,321)	-	-	-	(1,647)	-	-
Contract maintenance charges (note 2)	(999)	(2,289)	(5)	-	(13)	(44)	(4)	(37)
Contingent deferred sales charges (note 2)	(22,517)	(81,989)	(555)	-	(36)	(93)	(167)	(88)
Adjustments to maintain reserves	9,140	29,732	(56)	-	(45)	(284)	(83)	(217)

Net equity transactions	(85,532,521)	(30,101,887)	4,206,878	-	(3,643,469)	(1,026,186)	(1,219,686)	(543,565)

Net change in contract owners’ equity	(67,414,607)	(81,299,522)	4,689,092	-	(3,287,420)	(3,575,860)	(963,234)	(1,549,640)
Contract owners’ equity beginning of period	67,739,222	149,038,744	-	-	3,287,420	6,863,280	963,234	2,512,874

Contract owners’ equity end of period	$324,615	67,739,222	4,689,092	-	-	3,287,420	-	963,234

CHANGES IN UNITS:
Beginning units	8,437,109	10,766,464	-	-	351,739	429,076	137,487	189,766
Units purchased	701,258	1,657,625	441,589	-	413	1,727	-	489
Units redeemed	(9,111,563)	(3,986,980)	(83,078)	-	(352,152)	(79,064)	(137,487)	(52,768)

Ending units	26,804	8,437,109	358,511	-	-	351,739	-	137,487

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	BF		SGRF		JPMCVP		WGIP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$214,444	1,243,604	(86,529)	(545,889)	209,246	(6,076)	249,648	122,868
Realized gain (loss) on investments	(18,309,048)	(272,805)	(11,029,249)	5,330,616	(6,435,488)	(492,149)	(2,901,776)	(219,773)
Change in unrealized gain (loss) on investments	16,886,732	(33,551,999)	12,134,483	(31,856,522)	5,690,300	(8,443,606)	3,465,093	(3,569,481)
Reinvested capital gains	-	8,777,720	-	-	22,194	1,484,506	-	617,366

Net increase (decrease) in contract owners’ equity resulting from operations	(1,207,872)	(23,803,480)	1,018,705	(27,071,795)	(513,748)	(7,457,325)	812,965	(3,049,020)

Equity transactions:
Purchase payments received from contract owners (note 3)	(1,044,937)	1,341,069	(480,241)	1,485,766	12,983	9,693	86,441	86,986
Transfers between funds	(50,702,988)	(5,369,688)	(24,722,407)	(9,106,224)	(10,794,242)	(5,683,501)	(5,010,364)	(469,686)
Redemptions (note 3)	(4,235,054)	(18,852,943)	(1,228,501)	(10,214,632)	(390,600)	(3,978,350)	(532,364)	(1,221,330)
Annuity benefits	(12,253)	(22,951)	(4,372)	(24,961)	(569)	(3,627)	-	-
Contract maintenance charges (note 2)	(549)	(2,079)	(715)	(2,936)	(239)	(498)	(68)	(171)
Contingent deferred sales charges (note 2)	(8,381)	(44,856)	(9,301)	(31,791)	(2,643)	(5,192)	(126)	(1,361)
Adjustments to maintain reserves	(299,719)	6	(177,418)	2,772	(1,819)	(366)	(405)	(57)

Net equity transactions	(56,303,881)	(22,951,442)	(26,622,955)	(17,892,006)	(11,177,129)	(9,661,841)	(5,456,886)	(1,605,619)

Net change in contract owners’ equity	(57,511,753)	(46,754,922)	(25,604,250)	(44,963,801)	(11,690,877)	(17,119,166)	(4,643,921)	(4,654,639)
Contract owners’ equity beginning of period	57,511,753	104,266,675	25,604,250	70,568,051	11,690,877	28,810,043	4,643,921	9,298,560

Contract owners’ equity end of period	$-	57,511,753	-	25,604,250	-	11,690,877	-	4,643,921

CHANGES IN UNITS:
Beginning units	6,114,999	8,194,862	3,026,086	4,466,109	1,228,220	2,001,101	424,452	537,328
Units purchased	261,055	1,401,274	119,094	1,033,578	20,013	110,617	25,129	22,416
Units redeemed	(6,376,054)	(3,481,137)	(3,145,180)	(2,473,601)	(1,248,233)	(883,498)	(449,581)	(135,292)

Ending units	-	6,114,999	-	3,026,086	-	1,228,220	-	424,452

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

BBLCG

	2009	2008

Investment activity:
Net investment income (loss)	$-	-
Realized gain (loss) on investments	-	-
Change in unrealized gain (loss) on investments	-	-
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	(181)	-
Transfers between funds	181	-
Redemptions (note 3)	-	-
Annuity benefits	-	-
Contract maintenance charges (note 2)	-	-
Contingent deferred sales charges (note 2)	-	-
Adjustments to maintain reserves	-	-

Net equity transactions	-	-

Net change in contract owners’ equity	-	-
Contract owners’ equity beginning of period	-	-

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	-
Units purchased	1,500	-
Units redeemed	(1,500)	-

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

On August 20, 2001, the Company transferred to the Account, 50,000 shares of the Financial Investors VIT-First Horizon Core Equity Portfolio and 50,000 shares of the First Horizon Capital Appreciation Portfolio, for which the Account was credited 50,000 units of the Financial Investors VIT-First Horizon Core Equity Portfolio and 50,000 units of the First Horizon Capital Appreciation Portfolio.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

BB&T FUNDS

Capital Manager Equity VIF (BBCMAG)

Large Cap VIF (BBGI)

Mid Cap Growth VIF (BBCA)

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)

U.S. Equity Flex I Portfolio (WSCP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)

Mid Cap Growth Series - Service Class (MMCGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

International Magnum Portfolio- Class I (MSVIM)*

Mid Cap Growth Portfolio- class I (MSVMG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)*

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class I (GEM)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)

Gartmore NVIT Global Utilities Fund - Class I (GVGU1)

Gartmore NVIT Global Utilities Fund - Class III (GVGU)

Gartmore NVIT International Equity Fund - Class I (GIG)

Gartmore NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)*

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Fund - Class I (TRF)

NVIT Fund - Class II (TRF2)

NVIT Global Financial Services Fund - Class I (GVGF1)

NVIT Global Financial Services Fund - Class III (GVGFS)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class II (GBF2)

NVIT Growth Fund - Class I (CAF)

NVIT Health Sciences Fund - Class I (GVGH1)

NVIT Health Sciences Fund - Class III (GVGHS)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Leaders Fund - Class I (GVUS1)*

NVIT Leaders Fund - Class III (GVUSL)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Technology & Communications Fund - Class I (GGTC)

NVIT Technology & Communications Fund - Class III (GGTC3)

NVIT U.S. Growth Leaders Fund - Class I (GVUG1)

NVIT U.S. Growth Leaders Fund - Class III (GVUGL)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Portfolios of the AIM Variable Insurance Funds

V.I. Basic Balanced Fund - Series I (AVB)

V.I. Basic Value Fund - Series II (AVBV2)

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Capital Appreciation Fund - Series II (AVCA2)

V.I. Capital Development Fund - Series II (AVCD2)

V.I. Core Equity Fund - Series I (AVGI)

V.I. Core Equity Fund - Series II (AVCE2)

V.I. Global Health Care Fund - Series I (IVHS)

V.I. Global Real Estate Fund - Series I (IVRE)

V.I. International Growth Fund - Series I (AVIE)*

V.I. Large Cap Growth Fund - Series I (AVLCG)*

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc.

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Large Cap Growth Portfolio: Class B (ALVPGB)

VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

Portfolios of the American Century Variable Portfolios, Inc.

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)

VP Ultra(R) Fund - Class II (ACVU2)*

VP Value Fund - Class I (ACVV)

VP Value Fund - Class II (ACVV2)

VP Vista(SM) Fund - Class I (ACVVS1)*

VP Vista(SM) Fund - Class II (ACVVS2)*

Portfolios of the Dreyfus Investment Portfolios

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

Portfolios of the Dreyfus Variable Investment Fund

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Developing Leaders Portfolio - Initial Shares (DSC)

Developing Leaders Portfolio - Service Shares (DVDLS)*

International Value Portfolio - Initial Shares (DVIV)

Portfolios of the Evergreen Variable Annuity Funds

VA Diversified Capital Builder Fund - Class 1 (EVFF)*

VA Diversified Income Builder Fund - Class 1 (EVSI)*

VA Fundamental Large Cap Fund - Class 1 (EVGI)*

VA International Equity Fund - Class 1 (EVIG)*

VA Omega Fund - Class 1 (EVOM)*

VA Special Values Fund - Class 1 (EVSC)*

Portfolios of the Federated Insurance Series

Capital Appreciation Fund II - Service Shares (FCA2S)

Clover Value Fund II - Service Shares (FALFS)

High Income Bond Fund II - Service Shares (FHIBS)

Market Opportunity Fund II - Service Shares (FVMOS)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

Portfolios of the Fidelity Variable Insurance Products Fund Fidelity

Contrafund Portfolio - Service Class 2 (FC2)

Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)

VIP Fund - Contrafund Portfolio - Service Class (FCS)

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Growth Portfolio - Service Class 2 (FG2)

VIP Fund - High Income Portfolio - Service Class (FHIS)

VIP Fund - High Income Portfolio - Service Class R (FHISR)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Fund - Overseas Portfolio - Service Class (FOS)

VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

Portfolios of the Franklin Templeton Variable Insurance Products Trust

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

Portfolios of the Neuberger Berman Advisers Management Trust

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Partners Portfolio- I Class Shares (AMTP)

Regency Portfolio - S Class Shares (AMRS)

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA - Service Class (OVCAFS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Class 4 (OVHI4)*

High Income Fund/VA - Non-Service Shares (OVHI)

High Income Fund/VA - Service Class (OVHIS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)

MidCap Fund/VA - Non-Service Shares (OVAG)

Strategic Bond Fund/VA - Service Class (OVSBS)

Portfolios of the PIMCO Variable Insurance Trust

Real Return Portfolio - Administrative Class (PMVRRA)

Series D (Global Series) (SBLD)

Series J (Mid Cap Growth Series) (SBLJ)

Series N (Managed Asset Allocation Series) (SBLN)

Series O (All Cap Value Series) (SBLO)

Series P (High Yield Series) (SBLP)

Series Q (Small Cap Value Series) (SBLQ)

Series V (Mid Cap Value Series) (SBLV)

Series X (Small Cap Growth Series) (SBLX)

Series Y (Select 25 Series) (SBLY)

Total Return Portfolio - Administrative Class (PMVTRA)

Portfolios of the Putnam Variable Trust

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

Putnam VT International Equity Fund - IB Shares (PVTIGB)*

Putnam VT Voyager Fund - IB Shares (PVTVB)*

Portfolios of the Van Kampen Life Investment Trust

Capital Growth Portfolio - Class II (ACEG2)

Comstock Portfolio - Class II (ACC2)

Portfolios of the Victory Variable Insurance Funds

Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)

Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)

Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)

Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)

Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)

Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

Z CLOSED FUNDS

International Equity Flex I Portfolio (obsolete) (WIEP)*

International Equity Flex II Portfolio (obsolete) (WVCP)*

J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)*

NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)*

U.S. Equity Flex II Portfolio (obsolete) (WGIP)*

Variable Insurance Funds - Large Cap Growth VIF (obsolete) (BBLCG)*

Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)*

*	At December 31, 2009, contract owners were not invested in this fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

The charges above are assessed against each contract by redeeming units.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit values. The Option tables below and on the following page illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 9 Options	BOA Future(1)	BOA Exclusive II(2)	BOA V(3)	BOA Choice Venue
Variable Account Charges - Recurring	0.95%	1.20%	1.10%	1.50%
Reduced Purchase Payment Option	0.25%	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%	-	0.15%	-
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%	-	0.10%	-
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%	-	0.05%	-
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%	-	0.15%	-
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15% (5)	0.15% (5)	-	-
One-Year Step Up	0.05% (6)	0.10% (6)	0.05%	-
Greater of One-Year or 5% Enhanced	0.20% (5)	0.20% (5)	-	0.15%
5% Enhanced	0.10% (7)	0.15% (7)	0.10%	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(8)	0.45% (9)	-	0.45% (9)
Option 2	0.30%(8)	0.30% (9)	-	0.30% (9)
Spousal Protection Annuity Option	-	-	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%	-	-	-
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%	0.40%	-	0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Capital Preservation Plus Option	0.50%	0.50%	-	0.50%
Provides a return of principle guarantee over the elected program period.

Maximum Variable Account Charges (10):	3.95%	2.80%	1.70%	3.10%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

Nationwide Variable Account - 9 Options, Continued	BOA Choice (4)	BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges - Recurring	1.20%	1.25%	1.75%	1.60%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
Greater of One-Year or 5% Enhanced	0.15% (5)	-	-	-
5% Enhanced	0.05% (7)	-	-	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45% (9)	-	-	-
Option 2	0.30% (9)	-	-	-
Beneficiary Protector Option	0.40%	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
America’s Income Annuity Income Foundation Rider	-	1.00%	-	-
Provides for a guarantee of variable annuity payments.

Maximum Variable Account Charges (10):	2.20%	2.25%	1.75%	1.60%
(1)	Includes Key Bank, NEA, Waddell & Reed Select Plus, America’s Horizon and BB&T products.
(2)	Includes Waddill & Reed Advisors select Reserve product.
(3)	Includes NEA Select product.
(4)	Includes Key Bank and Paine Weber products.
(5)	Available beginning January 2, 2001 or a later date if state law requires.
(6)	Available until state approval is received for the One-Year Enhanced Death Benefit Option.
(7)	Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option
(8)	No longer available effective May 1, 2003. Applicant could have elected one or both GMIB options.
(9)	No longer available effective May 1, 2003. Applicant could have elected one GMIB option.
(10)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2009.

	Total	BBCMAG	BBGI	BBCA	MLVGA3	CSIEF3	WSCP	JPMMV1

0.95%	$25,302,310	$1,302	$4,364	$3,544	$10,386	$366	$5,524	$25,336
1%	7,509,956	-	-	-	3,463	119	2,365	8,606
1.05%	1,413,969	-	5	14	159	61	1,209	1,515
1.1%	12,755,405	997	3,980	2,013	4,636	22	286	9,347
1.15%	6,163,636	418	2,127	454	6,849	-	84	2,968
1.2%	11,436,638	31	99	65	14,618	53	2,351	16,059
1.25%	2,482,291	67	185	104	1,715	-	271	2,373
1.3%	2,054,311	167	1,436	679	598	-	600	2,577
1.35%	2,769,403	107	698	569	899	-	28	2,781
1.4%	4,229,584	193	3,583	2,162	2,551	-	58	3,153
1.45%	744,741	779	860	589	279	-	5	201
1.5%	1,529,628	56	96	56	689	-	-	675
1.55%	1,410,775	27	2,085	-	1,751	-	73	417
1.6%	1,891,945	1,866	1,790	2,191	155	-	-	1,850
1.65%	1,637,419	1,519	57	27	694	-	-	731
1.7%	171,615	2,662	-	-	198	-	2	145
1.75%	794,262	-	-	-	12	-	-	185
1.8%	584,612	-	-	-	201	-	-	837
1.85%	191,750	-	-	-	385	-	1	185
1.9%	132,333	-	-	-	43	-	-	82
1.95%	637,983	-	-	-	1,178	-	-	-
2%	96,010	-	-	-	11	-	-	-
2.05%	418,524	-	-	-	-	-	-	395
2.1%	415,452	-	-	-	71	-	-	-
2.15%	53,731	-	-	-	-	-	-	-
2.2%	390,947	-	-	-	18	-	-	643
2.25%	472,356	-	-	-	-	-	-	-
2.3%	92	-	-	-	-	-	-	-
2.35%	19,559	-	-	-	-	-	-	-
2.4%	905	-	-	-	-	-	-	-
2.45%	42,535	-	-	-	-	-	-	-
2.5%	51,543	-	-	-	-	-	-	-
2.6%	83,806	-	-	-	-	-	-	-

Totals	$87,890,026	$10,191	$21,365	$12,467	$51,559	$621	$12,857	$81,061

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 9 NOTES TO FINANCIAL STATEMENTS

	JABS	JACAS	JAGTS2	JAGTS	JARLCS	JAIGS2	JAIGS	MIGSC

0.95%	$-	$401,796	$37,429	$59,978	$3,692	$271,999	$220,302	$-
1%	-	194,059	12,898	39,346	1,092	90,902	139,249	-
1.05%	-	22,501	1,080	4,922	6	13,947	16,768	-
1.1%	-	144,940	17,002	12,724	866	127,389	77,569	-
1.15%	-	56,203	6,768	5,907	557	50,602	35,708	-
1.2%	-	240,944	27,162	30,079	1,131	199,917	145,172	-
1.25%	1,294	39,461	7,085	4,947	332	37,733	17,463	2,054
1.3%	-	60,500	2,396	6,204	13	18,259	23,112	-
1.35%	-	45,409	5,919	3,144	41	42,963	12,370	-
1.4%	-	50,743	4,257	2,314	338	44,596	16,865	-
1.45%	-	7,075	241	1,320	128	7,040	3,955	-
1.5%	-	24,162	787	2,086	29	8,878	10,513	-
1.55%	-	12,640	954	564	15	6,287	3,324	-
1.6%	-	18,568	1,051	988	746	17,118	2,304	-
1.65%	-	24,257	3,106	986	168	19,463	5,077	-
1.7%	-	3,695	62	187	-	2,236	558	-
1.75%	-	4,677	1,204	35	7	7,872	533	-
1.8%	-	8,087	1,107	434	89	2,375	3,435	-
1.85%	-	3,128	505	5	-	3,716	17	-
1.9%	-	856	89	7	520	608	8	-
1.95%	-	7,020	2	-	154	3,026	-	-
2%	-	387	-	3	-	302	11	-
2.05%	-	2,884	467	296	-	2,231	-	-
2.1%	-	334	25	-	-	183	-	-
2.15%	-	-	-	-	-	83	-	-
2.2%	-	1,227	43	67	-	1,151	1,772	-
2.25%	-	3,268	-	-	23	100	-	48
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	136	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$1,294	$1,378,821	$131,639	$176,543	$10,083	$980,976	$736,085	$2,102

	MMCGSC	MNDSC	MVFSC	MSVFI	MSVF2	MSEM	MSVMG	MSVRE

0.95%	$-	$-	$114,523	$25,471	$-	$46,545	$16,293	$196,468
1%	-	-	27,621	4,027	-	14,956	7,631	46,531
1.05%	-	-	3,441	591	-	2,603	1,164	6,092
1.1%	-	-	35,245	5,454	-	15,387	6,882	67,683
1.15%	-	-	16,691	3,814	-	8,133	3,296	33,223
1.2%	-	-	57,611	8,598	-	24,191	20,539	76,778
1.25%	-	-	9,666	3,784	650	3,686	1,896	13,988
1.3%	-	-	8,067	2,594	-	2,295	2,000	9,172
1.35%	-	-	8,327	1,459	-	6,664	5,322	19,402
1.4%	-	-	11,568	2,189	-	4,849	1,603	20,876
1.45%	-	-	4,785	62	-	2,351	264	4,611
1.5%	3,959	1,671	10,378	182	1,141	546	1,899	9,832
1.55%	-	-	3,886	233	-	2,022	523	5,305
1.6%	1,567	501	9,856	584	468	9,063	865	25,001
1.65%	5,112	2,317	13,366	1,232	1,785	2,769	3,722	11,040
1.7%	-	-	1,116	1	-	86	4	725
1.75%	2,044	569	4,598	5,380	762	3,658	2,797	8,507
1.8%	909	482	643	359	48	349	848	4,615
1.85%	-	-	4,141	270	-	97	11	1,526
1.9%	1,135	614	1,954	-	594	8	4	907
1.95%	3,253	3,339	12,028	-	6,712	-	79	3,781
2%	-	-	2,236	-	-	365	5	1,340
2.05%	2,851	2,677	5,669	-	320	781	1,068	3,525
2.1%	2,650	2,359	4,507	-	28	31	-	3,588
2.15%	54	88	1,705	-	-	4	-	45
2.2%	1,317	1,785	7,540	-	240	-	656	2,878
2.25%	-	-	2,654	-	2,730	-	-	59
2.3%	-	-	-	-	-	-	-	-
2.35%	-	126	-	-	-	-	-	406
2.4%	-	-	-	-	-	-	-	6
2.45%	72	499	885	-	-	-	-	172
2.5%	584	503	1,191	-	204	-	-	51
2.6%	537	98	239	-	864	-	-	437

	$26,044	$17,628	$386,137	$66,284	$16,546	$151,439	$79,371	$578,570

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	NVAGF3	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF

0.95%	$802	$425	$99,938	$91,523	$74,287	$102,325	$25,196	$133,221
1%	253	11	34,155	27,402	16,114	22,228	10,645	45,448
1.05%	17	-	6,509	9,764	4,253	7,535	1,745	12,252
1.1%	365	248	28,895	26,363	27,452	28,641	9,954	42,834
1.15%	127	-	23,949	18,822	15,444	20,138	5,132	31,336
1.2%	2,188	329	60,311	101,091	45,733	60,922	19,004	49,050
1.25%	32	-	23,672	8,091	10,958	12,821	5,150	8,661
1.3%	-	128	25,579	11,848	26,081	13,346	2,528	13,684
1.35%	2	5	9,821	20,176	8,755	18,166	7,227	12,795
1.4%	14	23	30,865	29,939	20,729	14,402	6,088	14,842
1.45%	51	-	1,452	1,592	165	297	45	1,262
1.5%	-	-	2,199	2,452	573	2,999	730	6,687
1.55%	4	-	2,828	2,227	2,685	2,060	1,677	5,474
1.6%	7	77	7,157	3,212	3,834	3,389	600	7,998
1.65%	-	-	6,694	6,781	2,853	4,473	3,092	6,891
1.7%	-	-	154	325	18	307	-	986
1.75%	-	-	2,173	748	1,226	2,356	104	7,687
1.8%	-	-	1,658	1,306	853	1,592	22	6,252
1.85%	-	-	675	568	638	377	-	536
1.9%	-	-	63	93	83	76	118	18
1.95%	-	-	1,190	674	66	590	1,475	294
2%	-	-	44	22	-	-	22	19
2.05%	-	-	3,749	23	153	-	146	75
2.1%	-	-	-	-	-	35	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	345	41	-	9	-	212
2.25%	-	14	31,356	9,105	-	9,911	7,729	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$3,862	$1,260	$405,431	$374,188	$262,953	$328,995	$108,429	$408,514

	HIBF3	GEM	GEM3	GEM6	GVGU1	GVGU	GIG	GIG3

0.95%	$120,184	$5,917	$181,594	$-	$-	$34,935	$2,557	$78,151
1%	36,656	2,420	48,009	-	-	15,353	166	32,608
1.05%	4,583	142	5,845	-	-	1,069	140	5,851
1.1%	44,168	4,910	62,654	-	-	10,623	3,387	23,851
1.15%	20,101	2,171	34,158	-	-	7,469	1,594	12,855
1.2%	268,646	1,469	92,970	-	-	20,011	471	49,207
1.25%	21,763	1,484	16,244	-	270	2,440	258	7,216
1.3%	17,415	156	11,803	-	-	2,595	114	8,364
1.35%	13,753	96	23,267	-	-	2,634	398	10,482
1.4%	16,594	585	20,474	-	-	4,648	357	8,633
1.45%	1,347	85	3,118	-	-	797	22	4,182
1.5%	2,392	392	5,035	3,985	-	1,270	190	4,042
1.55%	2,244	15	5,198	-	-	5,821	116	4,952
1.6%	6,250	77	9,909	951	-	5,618	-	6,987
1.65%	2,145	354	3,740	810	-	706	99	1,290
1.7%	853	18	1,595	-	-	555	-	1,460
1.75%	1,081	-	11,604	544	-	1,050	-	1,966
1.8%	1,140	76	2,669	11	-	1,116	168	1,102
1.85%	639	-	6,001	-	-	662	141	4,962
1.9%	40	-	326	576	-	9	-	-
1.95%	1	-	5,675	2,645	-	1,177	-	7,027
2%	12	-	1,250	-	-	118	-	68
2.05%	553	478	1,220	1,028	-	6	-	562
2.1%	-	-	502	1,083	-	94	-	485
2.15%	-	-	-	211	-	4	-	1
2.2%	26	-	1,054	3,359	-	443	-	1,041
2.25%	-	-	8	-	-	4	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	99	-	-	-	-
2.5%	-	-	-	845	-	-	-	-
2.6%	-	-	-	84	-	-	-	-

	$582,586	$20,845	$555,922	$16,231	$270	$121,227	$10,178	$277,345

	NVIE6	GEF	GEF3	NVNMO1	NVNSR1	NVNSR2	NVCRA2	NVCRB2

0.95%	$-	$29,421	$18,749	$138,551	$17,176	$-	$10,184	$6,754
1%	-	13,433	6,487	59,094	5,945	-	1,138	4,173
1.05%	-	3,459	1,376	14,789	626	-	14	1,186
1.1%	-	6,886	9,638	57,111	9,830	-	1,261	6,263
1.15%	-	1,331	3,609	23,604	4,913	-	2,100	4,628
1.2%	-	10,881	10,574	58,004	4,363	-	4,662	14,281
1.25%	490	3,135	1,858	10,314	3,580	-	966	2,418
1.3%	-	3,717	3,330	13,000	825	-	15	1,041
1.35%	-	882	2,441	17,007	1,550	-	76	3,861
1.4%	-	1,521	3,253	12,530	2,315	-	-	2,526
1.45%	-	137	330	2,601	152	-	-	-
1.5%	-	716	41	2,912	127	-	-	-
1.55%	-	199	543	3,530	600	-	-	50
1.6%	-	801	1,270	3,773	659	-	-	134
1.65%	-	641	465	4,630	343	-	478	2,095
1.7%	-	62	329	464	77	-	-	-
1.75%	-	103	541	1,061	237	-	-	543
1.8%	-	816	309	1,884	-	-	-	-
1.85%	-	17	154	478	-	-	-	-
1.9%	-	-	-	157	-	-	-	-
1.95%	-	-	57	1	-	-	-	-
2%	-	-	-	8	-	-	-	-
2.05%	-	292	219	650	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	60	43	202	-	12	-	-
2.25%	-	-	-	154	297	-	-	2,165
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$490	$78,510	$65,616	$426,509	$53,615	$12	$20,894	$52,118

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2

0.95%	$5,135	$15,240	$22,150	$8,206	$16,145	$12,888	$-	$6,809
1%	2,978	1,451	11,833	3,942	4,058	4,545	-	1,143
1.05%	5	156	315	-	955	2,967	-	-
1.1%	19,743	4,542	11,415	2,988	2,725	7,000	-	2,026
1.15%	1,739	1,626	6,180	433	2,982	3,177	-	1,845
1.2%	4,828	17,496	22,894	10,635	10,809	3,486	-	3,453
1.25%	2,568	2,838	4,961	3,532	4,203	1,897	-	447
1.3%	7,179	1,252	7,002	2,963	4,205	1,553	-	2,942
1.35%	6,505	2,799	12,411	2,091	2,703	2,440	-	89
1.4%	552	853	2,811	-	1,877	6,293	-	605
1.45%	261	-	284	-	-	487	-	-
1.5%	739	456	1,309	-	65	272	1,017	37
1.55%	562	1,194	515	66	-	1,298	-	-
1.6%	-	1,898	1,012	430	63	1,125	584	220
1.65%	-	394	889	-	118	438	319	55
1.7%	-	-	-	-	-	62	-	86
1.75%	-	-	-	-	55	289	-	-
1.8%	82	-	816	-	-	-	-	-
1.85%	-	-	-	-	568	1	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	1,376	21
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	2,881	80
2.1%	-	-	-	-	-	-	142	-
2.15%	-	-	-	-	-	-	202	-
2.2%	-	-	-	-	-	-	694	87
2.25%	619	401	13,647	5,889	310	2,245	-	385
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	459	-
2.6%	-	-	-	-	-	-	-	-

	$53,495	$52,596	$120,444	$41,175	$51,841	$52,463	$7,674	$20,330

	TRF	TRF2	GVGF1	GVGFS	GBF	GBF2	CAF	GVGH1

0.95%	$518,478	$-	$-	$12,755	$1,303,455	$-	$116,348	$-
1%	267,512	-	-	2,902	435,686	-	57,371	-
1.05%	41,484	-	-	1,002	92,148	-	15,745	-
1.1%	128,806	-	-	6,202	483,602	-	26,060	-
1.15%	39,684	-	-	3,244	244,054	-	11,274	-
1.2%	109,209	-	-	7,992	558,044	-	22,653	-
1.25%	26,202	-	44	690	96,844	-	5,694	774
1.3%	16,036	-	-	1,078	119,232	-	10,012	-
1.35%	20,656	-	-	885	121,499	-	4,421	-
1.4%	27,043	-	-	3,292	177,850	-	5,936	-
1.45%	5,042	-	-	287	18,105	-	728	-
1.5%	9,635	1,902	-	248	39,396	46,668	2,357	-
1.55%	7,831	-	-	992	49,095	-	1,398	-
1.6%	11,109	1,116	-	5,154	67,428	11,316	936	-
1.65%	7,704	2,002	-	552	41,078	22,642	804	-
1.7%	2,115	-	-	98	17,239	-	382	-
1.75%	3,620	1,619	-	313	28,570	12,468	697	-
1.8%	1,475	568	-	755	20,510	7,014	292	-
1.85%	952	-	-	34	7,343	-	-	-
1.9%	272	514	-	38	428	4,701	-	-
1.95%	270	1,673	-	14	9,675	35,629	-	-
2%	45	-	-	16	3,781	539	45	-
2.05%	187	1,167	-	182	4,569	18,107	25	-
2.1%	334	384	-	-	794	26,956	-	-
2.15%	123	-	-	6	407	228	-	-
2.2%	234	744	-	-	1,480	18,648	-	-
2.25%	9,171	-	-	-	21,775	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	305	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	342	-	-	-	3,715	-	-
2.5%	-	688	-	-	-	1,680	-	-
2.6%	-	70	-	-	-	3,930	-	-

	$1,255,229	$12,789	$44	$48,731	$3,964,087	$214,546	$283,178	$774

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	GVGHS	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA

0.95%	$38,591	$13,837	$131,251	$473	$1,374	$209,412	$833,023	$332,456
1%	13,208	1,118	18,306	1,055	87	27,701	201,463	70,058
1.05%	1,748	276	12,881	-	-	5,718	47,259	10,623
1.1%	21,497	1,773	71,440	655	322	105,420	460,792	246,456
1.15%	12,639	1,735	40,121	858	1,225	75,114	309,525	168,227
1.2%	19,840	4,047	76,953	143	3	114,962	361,911	173,464
1.25%	2,685	1,465	49,971	-	-	25,835	197,671	97,449
1.3%	2,352	32	8,143	-	-	16,910	66,641	30,822
1.35%	8,287	409	25,750	2	-	42,188	101,397	53,011
1.4%	6,625	41	28,224	112	-	42,118	250,478	185,921
1.45%	1,644	3	5,625	-	-	5,272	23,719	12,377
1.5%	3,487	40	13,315	58	-	40,417	93,829	65,046
1.55%	1,268	-	9,829	1,060	-	25,109	67,323	86,352
1.6%	4,972	12	22,134	66	-	24,467	185,909	62,389
1.65%	4,166	35	15,371	-	-	20,756	109,002	59,472
1.7%	183	11	1,766	-	-	3,995	7,848	3,167
1.75%	2,955	79	7,587	-	-	13,499	112,107	39,116
1.8%	1,180	-	6,529	-	-	2,886	53,760	20,804
1.85%	518	47	2,453	-	-	2,630	19,520	8,260
1.9%	378	-	1,292	-	-	462	7,067	2,182
1.95%	3,631	-	18,670	-	-	15,694	39,759	29,777
2%	246	-	101	-	-	66	3,555	1,761
2.05%	1,680	-	12,044	-	-	8,052	18,433	13,003
2.1%	1,049	-	2,838	-	-	10,522	47,631	32,597
2.15%	139	-	843	-	-	2,353	8,656	5,564
2.2%	1,690	25	8,422	-	-	5,802	46,710	38,844
2.25%	-	-	2,226	196	235	8,732	72,575	54,860
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	269	6,052	1,477
2.4%	-	-	-	-	-	-	-	870
2.45%	127	-	1,057	-	-	-	1,572	1,832
2.5%	-	-	-	-	-	2,896	2,973	2,685
2.6%	1,815	-	11,249	-	-	2,038	4,420	6,482

	$158,600	$24,985	$606,391	$4,678	$3,246	$861,295	$3,762,580	$1,917,404

	GVDMC	GVUS1	GVUSL	MCIF	SAM	NVMIG1	NVMIG3	GVDIV2

0.95%	$297,148	$-	$21,854	$358,411	$1,917,342	$-	$112,072	$-
1%	59,025	-	5,170	115,034	700,037	-	47,991	-
1.05%	15,482	-	871	18,857	151,853	-	8,352	-
1.1%	176,701	-	5,747	167,294	611,239	8	29,265	-
1.15%	106,963	-	3,951	94,152	341,472	-	16,747	-
1.2%	121,803	-	10,983	186,563	997,092	-	59,208	-
1.25%	48,246	12	3,070	33,387	141,505	-	10,928	30
1.3%	24,899	-	2,218	53,971	152,734	-	9,147	-
1.35%	38,671	-	3,629	53,235	213,053	-	10,667	-
1.4%	63,829	-	2,633	58,460	266,257	-	11,560	-
1.45%	7,749	-	564	11,667	22,159	-	1,953	-
1.5%	47,320	-	881	11,769	89,310	-	6,789	-
1.55%	21,441	-	616	19,953	58,398	-	2,384	-
1.6%	46,821	-	915	26,486	79,531	-	4,617	-
1.65%	41,777	-	701	16,734	123,514	-	4,247	-
1.7%	5,228	-	35	1,827	6,520	-	208	-
1.75%	41,669	-	9	12,581	55,816	-	770	-
1.8%	18,285	-	210	9,211	42,745	-	2,085	-
1.85%	2,450	-	-	1,242	9,830	-	247	-
1.9%	3,164	-	-	1,377	16,197	-	30	-
1.95%	9,946	-	-	498	31,700	-	383	-
2%	3,971	-	-	1,297	8,125	-	3	-
2.05%	15,973	-	177	4,653	49,274	-	699	-
2.1%	25,703	-	-	618	24,849	-	-	-
2.15%	5,028	-	-	262	13,477	-	23	-
2.2%	23,528	-	784	2,631	25,548	-	438	-
2.25%	5,185	-	-	2,900	15,860	-	14	-
2.3%	-	-	-	16	-	-	-	-
2.35%	273	-	-	-	1,307	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	1,642	-	-	-	685	-	-	-
2.5%	6,424	-	-	-	2,564	-	-	-
2.6%	6,535	-	-	-	11,244	-	-	-

	$1,292,879	$12	$65,018	$1,265,086	$6,181,237	$8	$340,827	$30

	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMMV2

0.95%	$62,466	$-	$10,838	$-	$4,391	$166,530	$-	$95,444
1%	13,594	-	3,430	-	1,043	77,266	-	20,323
1.05%	3,072	-	199	-	367	11,021	-	3,606
1.1%	18,029	-	5,813	-	1,601	69,621	-	52,860
1.15%	13,651	-	3,428	-	1,064	31,213	-	32,401
1.2%	47,125	-	4,978	-	1,466	81,913	19,819	70,712
1.25%	5,997	2,711	1,859	-	1,024	19,662	-	11,832
1.3%	17,513	-	371	-	301	9,746	6,483	9,007
1.35%	8,331	-	1,618	-	407	15,068	4,688	16,328
1.4%	6,388	-	3,554	-	2,700	21,614	2,531	20,457
1.45%	342	-	431	-	240	2,901	56	2,083
1.5%	2,039	2,944	104	916	2,723	7,857	253	5,236
1.55%	1,785	-	488	-	145	5,251	-	4,228
1.6%	3,126	1,206	538	457	815	7,754	9	5,836
1.65%	2,433	1,296	924	1,222	2,379	9,676	795	7,992
1.7%	391	-	58	-	2	1,409	106	697
1.75%	1,427	711	246	807	1,065	2,836	5	1,819
1.8%	2,288	-	382	4	522	3,809	60	4,884
1.85%	667	-	60	-	-	506	175	311
1.9%	-	290	103	103	564	360	-	251
1.95%	11	957	16	1,139	3,050	707	-	49
2%	34	360	16	67	14	190	-	167
2.05%	744	924	-	509	1,067	1,150	96	2,216
2.1%	364	1,207	185	549	2,519	199	168	40
2.15%	-	16	2	-	195	63	-	73
2.2%	688	878	37	1,712	2,423	1,144	-	275
2.25%	-	-	22	-	376	1,984	-	307
2.3%	-	-	-	-	-	-	-	-
2.35%	-	28	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	78	-	40	45	-	-	-
2.5%	-	-	-	-	344	-	-	-
2.6%	-	133	-	35	1,542	-	-	-

	$212,505	$13,739	$39,700	$7,560	$34,394	$551,450	$35,244	$369,434

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2

0.95%	$81,052	$-	$404,219	$-	$439,373	$-	$286,620	$44,713
1%	24,802	-	110,952	-	148,973	-	87,196	8,104
1.05%	3,062	-	19,561	-	20,874	-	17,115	1,542
1.1%	41,940	-	173,587	-	134,083	-	78,936	10,898
1.15%	19,397	-	75,607	-	68,950	-	34,813	10,855
1.2%	54,587	-	191,916	-	207,894	-	153,628	25,570
1.25%	9,976	-	33,516	-	35,170	-	21,269	3,097
1.3%	8,464	-	26,710	-	32,667	-	29,227	2,032
1.35%	12,931	-	49,462	-	35,423	-	34,178	4,373
1.4%	12,403	-	56,403	-	64,842	-	28,107	8,766
1.45%	1,714	-	6,991	-	5,893	-	4,219	33
1.5%	2,839	2,000	15,642	5,078	14,333	7,556	20,174	1,404
1.55%	6,337	-	14,615	-	12,886	-	5,847	702
1.6%	5,666	417	25,570	1,500	17,858	5,559	12,824	974
1.65%	5,580	1,302	19,413	3,161	19,597	3,273	23,670	2,085
1.7%	599	-	2,896	-	1,257	-	1,935	-
1.75%	3,288	813	12,777	861	6,316	2,148	9,005	334
1.8%	2,997	56	9,024	46	9,794	2,981	8,528	777
1.85%	352	-	3,205	-	1,189	-	1,696	6
1.9%	55	173	567	724	424	3,545	689	-
1.95%	58	1,708	325	2,637	1,763	5,810	10,092	-
2%	15	17	809	164	334	359	141	-
2.05%	1,233	1,024	2,838	964	3,952	4,274	9,310	299
2.1%	-	1,463	-	3,098	335	3,708	3,474	-
2.15%	107	-	135	4	-	418	1	-
2.2%	851	146	1,480	2,546	521	6,066	7,665	20
2.25%	-	-	4	-	96	-	-	2,204
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	77	-	-	281	-
2.4%	-	-	8	-	-	-	-	-
2.45%	-	-	-	2	-	1,552	1,931	-
2.5%	-	672	-	785	-	970	437	-
2.6%	-	100	-	799	-	901	567	-

	$300,305	$9,891	$1,258,232	$22,446	$1,284,797	$49,120	$893,575	$128,788

	GGTC	GGTC3	GVUG1	GVUGL	NVOLG1	NVOLG2	NVTIV3	EIF

0.95%	$2,084	$19,334	$-	$24,735	$604	$-	$8,627	$85,246
1%	2,220	9,439	-	7,196	543	-	2,994	37,438
1.05%	118	680	-	789	19	-	316	6,858
1.1%	1,197	18,745	-	9,270	378	-	5,037	35,173
1.15%	338	4,475	-	5,725	49	-	2,400	32,825
1.2%	1,333	9,727	-	18,157	174	-	2,953	58,739
1.25%	203	1,731	1,846	1,735	4	-	1,893	10,235
1.3%	168	1,771	-	2,814	41	-	885	6,551
1.35%	138	4,792	-	1,888	13	-	1,000	13,679
1.4%	213	2,396	-	1,142	-	-	1,007	10,767
1.45%	49	552	-	255	-	-	81	1,363
1.5%	99	580	-	4,402	-	-	110	5,944
1.55%	108	502	-	967	4	-	256	4,216
1.6%	45	4,573	-	3,880	14	-	368	4,896
1.65%	2	958	-	2,064	-	-	264	10,241
1.7%	35	526	-	63	-	-	53	1,157
1.75%	45	821	-	1,588	-	-	120	1,966
1.8%	190	790	-	765	80	-	-	5,400
1.85%	-	70	-	57	6	-	-	806
1.9%	114	5	-	321	-	-	-	194
1.95%	-	64	-	308	-	54	-	1,014
2%	-	132	-	399	-	-	-	30
2.05%	-	16	-	1,697	-	-	-	761
2.1%	-	-	-	769	-	-	-	601
2.15%	-	4	-	-	-	-	-	15
2.2%	-	52	-	219	-	-	-	119
2.25%	-	2	2,021	-	975	-	-	2,308
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	412	-	-	-	-

	$8,699	$82,737	$3,867	$91,617	$2,904	$54	$28,364	$338,542

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	NVRE1	AMTB	PMVFAD	PMVLAD	AVB	AVBV2	AVCA	AVCA2

0.95%	$142,607	$86,384	$3,141	$16,120	$399	$7,726	$59	$1,428
1%	34,674	27,864	1,182	6,635	-	1,480	-	449
1.05%	4,876	3,442	45	341	-	335	-	-
1.1%	47,343	43,257	1,097	4,380	936	2,276	52	594
1.15%	23,497	21,006	262	3,405	351	1,019	344	68
1.2%	57,235	81,581	2,583	16,963	42	2,094	-	2,384
1.25%	10,554	9,307	240	1,365	127	2,112	-	564
1.3%	6,689	16,018	84	3,339	39	391	32	27
1.35%	14,777	14,275	370	1,514	78	233	-	400
1.4%	14,829	12,934	190	2,565	31	3,096	408	136
1.45%	3,693	997	-	86	-	69	-	-
1.5%	7,113	7,821	14	573	-	4,594	-	1,688
1.55%	3,711	1,465	56	1,126	841	77	-	30
1.6%	10,690	4,102	17	1,195	453	1,159	162	875
1.65%	7,778	5,010	34	690	-	3,270	-	1,346
1.7%	534	505	-	357	-	9	-	-
1.75%	3,026	5,583	-	383	-	1,157	-	877
1.8%	3,420	2,659	-	184	-	666	-	239
1.85%	1,078	33	-	287	-	-	-	-
1.9%	701	-	21	-	-	809	-	69
1.95%	2,856	2,439	-	951	-	3,942	-	1,671
2%	376	396	-	-	-	23	-	-
2.05%	2,189	545	-	-	-	1,463	-	1,386
2.1%	2,752	5,582	-	71	-	3,388	-	639
2.15%	27	144	-	-	-	246	-	431
2.2%	2,217	973	-	15	-	1,940	-	2,365
2.25%	47	4,128	-	422	-	380	-	280
2.3%	-	-	-	-	-	-	-	-
2.35%	324	64	-	-	-	-	-	195
2.4%	4	-	-	-	-	-	-	-
2.45%	131	-	-	-	-	57	-	258
2.5%	148	-	-	-	-	524	-	-
2.6%	333	-	-	-	-	1,993	-	80

	$410,229	$358,514	$9,336	$62,967	$3,297	$46,528	$1,057	$18,479

	AVCD2	AVGI	AVCE2	IVHS	IVRE	AVLCG	ALVGIB	ALVPGB

0.95%	$3,305	$472	$-	$16	$285	$434	$-	$-
1%	1,024	-	-	-	8	-	-	-
1.05%	59	-	-	-	-	-	-	-
1.1%	1,216	266	-	887	1,770	807	-	-
1.15%	94	170	-	58	660	39	-	-
1.2%	5,185	-	-	11	12	-	-	-
1.25%	1,173	-	-	33	12	10	152	-
1.3%	46	-	-	-	50	-	-	-
1.35%	422	137	-	-	-	24	-	-
1.4%	1,439	2,005	-	-	-	54	-	-
1.45%	-	-	-	-	-	56	-	-
1.5%	1,496	-	2,553	-	-	-	6,005	3,350
1.55%	59	1,992	-	-	-	145	-	-
1.6%	7	-	1,177	-	-	61	1,912	1,032
1.65%	719	-	2,980	-	-	-	5,088	11,306
1.7%	3	-	-	-	-	-	-	-
1.75%	66	-	512	-	-	-	314	316
1.8%	43	-	266	-	-	-	1,190	1,178
1.85%	9	-	-	-	-	-	-	-
1.9%	48	-	882	-	-	-	136	349
1.95%	126	-	2,963	-	-	-	3,970	7,010
2%	65	-	-	-	-	-	-	-
2.05%	411	-	4,998	-	-	-	2,237	2,661
2.1%	66	-	3,224	-	-	-	1,936	2,062
2.15%	58	-	102	-	-	-	294	26
2.2%	505	-	140	-	-	-	2,817	911
2.25%	498	-	-	-	-	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	133
2.4%	-	-	-	-	-	-	-	-
2.45%	77	-	1,514	-	-	-	612	32
2.5%	336	-	88	-	-	-	76	276
2.6%	-	-	504	-	-	-	952	322

	$18,555	$5,042	$21,903	$1,005	$2,797	$1,630	$27,691	$30,964

	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2

0.95%	$8,292	$239,768	$-	$261,669	$81,601	$62,976	$26,633	$-
1%	2,599	83,383	-	62,686	42,731	15,260	4,421	-
1.05%	106	17,185	-	10,396	6,066	4,253	1,060	-
1.1%	6,513	97,846	-	65,734	19,388	20,949	9,747	-
1.15%	1,933	42,299	-	47,292	8,884	14,814	5,778	-
1.2%	3,610	122,258	-	134,428	35,218	41,771	26,279	-
1.25%	366	21,124	-	25,850	6,107	4,477	2,035	2,631
1.3%	702	21,867	-	32,346	7,954	3,877	2,643	-
1.35%	1,399	27,294	-	44,471	3,067	9,168	3,435	-
1.4%	436	28,645	-	32,240	2,690	11,716	5,312	-
1.45%	21	3,760	-	1,506	985	606	467	-
1.5%	7,203	9,265	5,340	9,263	6,168	2,630	967	-
1.55%	251	10,647	-	8,802	1,299	1,541	1,491	-
1.6%	1,998	10,324	557	11,449	772	5,652	1,820	-
1.65%	6,951	14,947	3,186	7,179	2,815	3,044	517	-
1.7%	81	660	-	818	27	132	547	-
1.75%	1,909	8,854	976	4,789	176	2,426	94	-
1.8%	2,159	9,671	549	3,515	688	2,295	712	-
1.85%	194	1,204	-	788	6	340	1,693	-
1.9%	1,809	461	604	3,110	-	38	-	-
1.95%	10,573	543	2,252	3,467	18	567	2,293	-
2%	19	100	336	158	-	4	-	-
2.05%	3,775	2,727	1,666	1,327	98	872	-	-
2.1%	4,419	340	7,662	4,834	-	-	172	-
2.15%	-	-	283	2,587	-	28	-	-
2.2%	3,812	152	4,273	4,684	294	241	63	-
2.25%	4,790	-	-	15,768	-	16	111	2,805
2.3%	-	-	-	-	-	-	-	-
2.35%	354	-	742	189	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	814	-	-	398	-	-	-	-
2.5%	508	-	76	-	-	-	-	-
2.6%	552	-	425	622	-	-	-	-

	$78,148	$775,324	$28,927	$802,365	$227,052	$209,693	$98,290	$5,436

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	ACVU1	ACVU2	ACVV	ACVV2	ACVVS1	ACVVS2	DVSCS	DSIF

0.95%	$9,558	$-	$560,318	$-	$11,727	$-	$87,149	$1,167,824
1%	1,764	-	158,044	-	3,560	-	18,905	489,072
1.05%	58	-	26,914	-	470	-	2,212	99,547
1.1%	3,904	-	277,405	-	5,920	-	35,743	382,737
1.15%	3,544	-	132,804	-	2,772	-	19,852	209,963
1.2%	4,844	-	332,049	-	3,975	-	38,950	552,597
1.25%	1,300	-	68,210	-	973	1,134	11,114	96,349
1.3%	499	-	55,262	-	835	-	6,279	105,206
1.35%	1,496	-	75,675	-	2,525	-	15,977	145,390
1.4%	2,136	-	109,033	-	2,141	-	13,436	107,498
1.45%	516	-	15,042	-	-	-	3,745	26,809
1.5%	105	1,500	27,813	16,003	323	-	1,856	28,720
1.55%	296	-	25,767	-	543	-	3,122	21,089
1.6%	736	619	39,384	3,437	130	-	7,902	49,757
1.65%	1,060	1,669	35,045	6,536	705	-	2,373	27,310
1.7%	43	-	4,680	-	73	-	646	10,046
1.75%	407	1,025	11,662	2,986	284	-	1,468	12,602
1.8%	510	5	13,725	4,602	7	-	966	10,601
1.85%	84	-	6,534	-	18	-	720	3,466
1.9%	248	146	484	4,780	-	-	482	772
1.95%	33	1,877	3,809	12,090	31	-	59	234
2%	19	28	2,306	1,594	67	-	-	278
2.05%	-	953	5,065	6,508	-	-	1,050	4,946
2.1%	248	900	273	5,436	-	-	-	-
2.15%	6	3	17	541	-	-	-	238
2.2%	50	1,469	2,556	3,368	-	-	964	1,551
2.25%	29	-	2,158	-	-	1,535	6	9,845
2.3%	-	-	-	-	-	-	-	14
2.35%	-	-	-	1,526	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	60	-	1,368	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	48	-	820	-	-	-	-

	$33,493	$10,302	$1,992,034	$71,595	$37,079	$2,669	$274,976	$3,564,461

	DSRG	DSRGS	DCAP	DCAPS	DSC	DVIV	FCA2S	FALFS

0.95%	$145,259	$-	$190,016	$-	$564	$646	$-	$-
1%	67,360	-	71,592	-	-	-	-	-
1.05%	16,693	-	19,610	-	-	-	-	-
1.1%	76,490	-	74,253	-	173	126	-	-
1.15%	24,171	-	35,593	-	-	55	-	-
1.2%	57,996	-	94,917	-	-	-	-	-
1.25%	10,894	-	17,494	-	45	-	-	-
1.3%	7,142	-	17,634	-	-	-	-	-
1.35%	9,639	-	20,724	-	24	-	-	-
1.4%	13,115	-	29,469	-	212	732	-	-
1.45%	1,714	-	3,548	-	-	-	-	-
1.5%	3,573	668	7,811	5,090	-	-	508	135
1.55%	2,330	-	5,881	-	523	1,787	-	-
1.6%	1,355	53	6,995	4,058	-	-	2,587	-
1.65%	3,473	286	9,230	4,127	-	-	290	165
1.7%	407	-	1,486	-	-	-	-	-
1.75%	1,848	-	1,150	1,886	-	-	103	230
1.8%	1,074	-	4,098	554	-	-	102	66
1.85%	59	-	158	-	-	-	-	-
1.9%	144	26	212	455	-	-	-	-
1.95%	-	201	219	2,113	-	-	2,129	781
2%	22	-	230	55	-	-	-	-
2.05%	1,327	-	1,772	6,820	-	-	1,923	581
2.1%	-	273	294	4,017	-	-	1,731	317
2.15%	-	-	-	-	-	-	63	47
2.2%	252	-	231	1,351	-	-	1,184	1,150
2.25%	68	-	253	-	-	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	54	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	346	-	2,061	-	-	-	-
2.5%	-	-	-	189	-	-	-	-
2.6%	-	1	-	479	-	-	-	136

	$446,405	$1,854	$614,870	$33,309	$1,541	$3,346	$10,620	$3,608

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	FHIBS	FVMOS	FQB	FQBS	FC2	FVSS2	FCS	FNRS2

0.95%	$-	$19,017	$519,982	$-	$-	$-	$1,242,842	$80,643
1%	-	9,360	113,306	-	-	-	493,606	23,167
1.05%	-	958	27,636	-	-	-	80,864	4,203
1.1%	-	6,066	233,631	-	-	-	441,845	29,989
1.15%	-	3,435	143,668	-	-	-	211,430	13,781
1.2%	-	11,534	290,703	-	-	-	672,568	44,530
1.25%	-	615	50,587	-	-	-	118,288	7,833
1.3%	-	2,331	60,238	-	-	-	118,351	5,989
1.35%	-	2,456	83,665	-	-	-	150,676	14,108
1.4%	-	3,159	106,130	-	-	-	173,320	12,359
1.45%	-	1,160	15,723	-	-	-	33,546	2,086
1.5%	15,786	394	15,779	21,798	33,844	4,452	39,313	1,490
1.55%	-	263	25,818	-	-	-	33,148	2,402
1.6%	2,371	397	52,603	7,471	9,026	1,362	54,522	6,124
1.65%	7,442	150	31,246	19,088	23,558	997	58,934	1,890
1.7%	-	26	13,575	-	-	-	8,421	370
1.75%	2,838	33	31,135	8,866	13,061	1,269	21,976	1,328
1.8%	779	-	16,119	2,395	5,042	928	19,306	2,796
1.85%	-	418	7,277	-	-	-	5,628	1,830
1.9%	76	-	204	2,949	6,315	296	1,570	28
1.95%	5,128	8	65	21,420	34,883	2,317	2,841	849
2%	339	-	453	599	1,563	41	2,031	142
2.05%	5,459	-	2,604	11,330	10,694	1,779	7,216	377
2.1%	9,292	-	-	11,667	23,860	4,452	151	35
2.15%	1,179	-	21	540	336	-	148	-
2.2%	2,766	-	1,363	6,574	18,381	1,412	3,237	23
2.25%	-	-	1,764	-	-	-	29,686	91
2.3%	-	-	-	-	-	-	17	-
2.35%	378	-	-	462	1,945	-	-	-
2.4%	-	-	-	-	-	-	8	-
2.45%	1,216	-	-	926	964	-	-	-
2.5%	5,390	-	-	897	2,345	-	-	-
2.6%	317	-	-	2,408	2,372	675	-	-

	$60,756	$61,780	$1,845,295	$119,390	$188,189	$19,980	$4,025,489	$258,463

	FEIS	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2

0.95%	$897,430	$-	$28,992	$-	$16,127	$-	$7,146	$-
1%	336,880	-	10,071	-	8,832	-	2,217	-
1.05%	69,291	-	1,103	-	1,358	-	162	-
1.1%	364,114	-	14,596	-	11,381	-	7,970	-
1.15%	162,574	-	2,519	-	1,507	-	3,258	-
1.2%	445,551	-	12,817	-	10,888	-	4,992	-
1.25%	73,167	-	3,530	264	1,312	644	1,180	2,864
1.3%	63,375	-	4,277	-	485	-	262	-
1.35%	121,203	-	390	-	1,373	-	2,814	-
1.4%	130,937	-	3,085	-	1,978	-	264	-
1.45%	16,133	-	-	-	149	-	-	-
1.5%	31,917	25,484	733	-	1,567	-	-	-
1.55%	27,245	-	1,628	-	3,489	-	93	-
1.6%	55,374	6,064	924	-	69	-	-	-
1.65%	41,091	15,704	7,510	-	329	-	20	-
1.7%	4,576	-	-	-	-	-	4	-
1.75%	21,461	8,082	283	-	-	-	-	-
1.8%	16,109	6,304	242	-	2,088	-	4	-
1.85%	3,066	-	2	-	350	-	-	-
1.9%	1,164	6,868	-	-	-	-	-	-
1.95%	2,188	20,065	-	-	501	-	-	-
2%	2,009	62	-	-	-	-	-	-
2.05%	7,000	5,789	-	-	-	-	-	-
2.1%	-	12,647	-	-	-	-	-	-
2.15%	115	16	-	-	-	-	-	-
2.2%	1,646	11,072	-	-	-	-	-	-
2.25%	9,249	-	-	15	-	1,077	-	1,983
2.3%	13	-	-	-	-	-	-	-
2.35%	-	439	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	1,800	-	-	-	-	-	-
2.5%	-	960	-	-	-	-	-	-
2.6%	-	4,293	-	-	-	-	-	-

	$2,904,878	$125,649	$92,702	$279	$63,783	$1,721	$30,386	$4,847

	FGOS	FGS	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2

0.95%	$82,225	$548,796	$-	$235,053	$183,642	$246,558	$96,387	$-
1%	46,950	276,504	-	97,630	32,614	57,327	33,475	-
1.05%	13,056	50,430	-	22,568	6,250	9,395	3,535	-
1.1%	16,819	191,064	-	75,731	33,472	74,334	43,549	-
1.15%	5,358	72,716	-	34,915	19,872	44,285	19,027	-
1.2%	27,405	306,134	-	101,121	72,086	155,042	56,095	-
1.25%	4,998	53,981	-	15,134	5,887	23,402	9,425	6,384
1.3%	4,819	43,222	-	24,923	14,158	34,528	10,444	-
1.35%	4,902	64,216	-	19,954	15,311	23,940	11,940	-
1.4%	3,028	52,894	-	23,401	12,806	36,835	17,971	-
1.45%	744	6,897	-	1,365	2,479	4,243	3,976	-
1.5%	2,227	21,065	8,941	8,131	2,316	5,938	2,724	21,766
1.55%	1,340	14,695	-	5,288	3,884	6,580	2,335	-
1.6%	296	16,387	3,025	6,818	2,505	13,494	5,384	8,625
1.65%	2,965	20,256	7,874	6,728	2,004	9,399	10,009	18,712
1.7%	606	4,251	-	1,724	1,584	2,323	938	-
1.75%	67	7,068	3,193	6,122	797	8,647	584	7,017
1.8%	112	8,419	1,552	3,312	510	5,542	1,003	2,844
1.85%	112	2,299	-	325	570	1,336	2,221	-
1.9%	324	748	703	-	-	1,810	362	4,269
1.95%	-	2	3,362	7	-	2,831	2,938	18,654
2%	-	221	351	72	12	-	999	2,612
2.05%	249	1,771	5,282	913	2	1,004	851	14,422
2.1%	-	-	6,205	98	-	1,380	210	17,034
2.15%	-	-	19	-	-	-	-	106
2.2%	12	971	6,737	1,126	325	158	72	9,067
2.25%	-	1,479	-	-	-	16,020	-	12,301
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	451
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	2,042	-	-	-	-	2,771
2.5%	-	-	840	-	-	-	-	2,814
2.6%	-	-	1,175	-	-	-	-	1,434

	$218,614	$1,766,486	$51,301	$692,459	$413,086	$786,351	$336,454	$151,283

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	FOS	FO2R	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3

0.95%	$82,511	$-	$137,682	$51,310	$109,465	$-	$56,445	$32,417
1%	44,350	-	34,349	13,169	40,541	-	17,097	14,950
1.05%	8,959	-	6,810	2,243	8,560	-	1,072	1,291
1.1%	13,978	-	51,300	17,760	50,300	-	18,346	9,877
1.15%	6,161	-	24,990	9,042	18,249	-	8,965	2,889
1.2%	46,600	-	90,641	22,693	87,769	-	30,167	14,584
1.25%	7,743	-	13,206	5,375	16,567	5,615	10,583	5,058
1.3%	6,385	-	13,681	4,207	31,724	-	2,517	3,911
1.35%	4,383	-	14,232	7,246	39,266	-	4,053	4,588
1.4%	2,568	-	30,465	6,665	18,317	-	6,560	6,274
1.45%	1,143	-	1,712	916	9,554	-	2,031	3,036
1.5%	2,191	13,690	4,970	642	3,605	-	570	1,302
1.55%	647	-	4,873	614	1,245	-	1,975	1,238
1.6%	285	6,640	5,034	4,724	6,953	-	3,427	6,712
1.65%	1,776	14,866	6,527	1,960	16,090	-	1,181	439
1.7%	191	-	554	431	414	-	408	26
1.75%	345	2,707	2,647	1,745	2,793	-	625	1,028
1.8%	492	2,308	3,501	876	760	-	736	192
1.85%	4	-	1,635	318	1,828	-	483	72
1.9%	-	3,195	-	-	22	-	-	27
1.95%	-	17,126	57	103	878	-	1,707	81
2%	-	808	129	-	2,075	-	-	147
2.05%	756	5,372	1,160	415	-	-	-	422
2.1%	-	12,413	321	-	36	-	91	-
2.15%	-	16	-	-	-	-	-	-
2.2%	553	6,958	535	258	12	-	26	18
2.25%	-	-	-	721	5,650	3,647	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	128	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	2,239	-	-	-	-	-	-
2.5%	-	2,328	-	-	-	-	-	-
2.6%	-	951	-	-	-	-	-	-

	$232,021	$91,745	$451,011	$153,433	$472,673	$9,262	$169,065	$110,579

	TIF2	TIF3	FTVGI3	FTVFA2	AMGP	AMINS	AMCG	AMTP

0.95%	$-	$38,260	$154,823	$4,191	$79,874	$3,105	$134,588	$118,820
1%	-	11,490	46,924	1,401	28,743	832	63,005	43,540
1.05%	-	1,434	10,497	140	9,141	26	8,612	10,247
1.1%	-	11,514	40,022	2,078	31,140	2,267	54,066	40,162
1.15%	-	5,087	30,806	740	18,648	1,756	22,624	12,859
1.2%	-	11,573	79,719	4,767	32,872	886	69,546	48,897
1.25%	465	7,413	14,177	539	6,988	1,002	12,199	4,761
1.3%	-	1,524	27,689	128	4,292	125	12,180	12,955
1.35%	-	2,656	22,887	1,053	11,994	1,168	11,267	8,380
1.4%	-	11,643	30,728	477	9,013	137	17,137	8,390
1.45%	-	469	2,860	175	3,316	117	2,731	783
1.5%	-	726	2,037	352	2,896	74	4,593	1,351
1.55%	-	820	5,988	356	3,600	-	2,413	1,442
1.6%	-	2,335	7,140	1,948	3,543	175	7,612	4,381
1.65%	-	724	3,717	766	3,813	72	8,926	3,695
1.7%	-	111	2,644	80	594	-	993	475
1.75%	-	736	2,591	145	4,017	166	4,337	6,451
1.8%	-	450	5,616	66	1,036	-	1,548	1,879
1.85%	-	189	5,993	192	759	-	477	616
1.9%	-	21	-	-	217	-	504	-
1.95%	-	647	10,280	1,670	1,615	33	351	4
2%	-	-	1,593	-	-	-	74	9
2.05%	-	-	68	-	540	-	450	173
2.1%	-	35	744	36	92	-	236	-
2.15%	-	-	-	-	-	-	86	-
2.2%	-	9	313	9	31	-	968	256
2.25%	-	-	165	-	10	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$465	$109,866	$510,021	$21,309	$258,784	$11,941	$441,523	$330,526

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	AMRS	AMFAS	AMSRS	OVCAFS	OVGR	OVGS3	OVGS	OVGSS

0.95%	$10,505	$2,762	$9,573	$-	$449,046	$313,060	$206,238	$-
1%	1,220	666	4,655	-	157,923	64,466	47,986	-
1.05%	422	-	1,280	-	25,231	12,644	6,539	-
1.1%	1,784	1,304	5,916	-	209,445	128,513	103,972	-
1.15%	996	565	1,627	-	114,992	65,566	50,920	-
1.2%	2,064	1,732	7,141	-	218,918	195,867	140,314	-
1.25%	971	348	1,224	-	42,186	32,778	19,322	-
1.3%	333	201	431	-	29,901	26,508	18,453	-
1.35%	244	73	297	-	59,324	39,120	37,561	-
1.4%	309	1,284	287	-	78,170	66,878	46,459	-
1.45%	35	-	68	-	9,256	7,199	3,948	-
1.5%	146	1,645	75	12,078	21,873	22,219	11,976	7,936
1.55%	439	-	43	-	13,816	9,480	8,706	-
1.6%	49	909	1,533	5,565	26,202	25,692	18,015	5,606
1.65%	107	1,389	882	7,533	30,047	23,877	24,256	3,901
1.7%	8	-	313	-	3,746	2,406	485	-
1.75%	-	689	977	3,967	9,789	14,889	8,488	3,637
1.8%	71	-	20	5,001	10,514	8,121	11,775	3,772
1.85%	-	-	-	-	1,574	1,358	1,270	-
1.9%	-	-	51	2,517	2,127	5,191	872	1,426
1.95%	-	886	616	8,523	1,704	11,700	798	8,531
2%	-	267	-	83	654	1,720	1,292	379
2.05%	105	919	501	2,203	2,427	11,464	1,311	5,297
2.1%	-	270	570	3,329	-	7,899	453	5,548
2.15%	-	205	-	166	-	636	-	736
2.2%	-	457	-	4,939	323	11,193	412	7,080
2.25%	343	-	708	-	14,781	9	107	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	230	-	684
2.4%	-	-	-	-	-	-	9	-
2.45%	-	482	155	97	-	836	-	676
2.5%	-	228	-	883	-	1,259	-	383
2.6%	-	97	-	1,298	-	1,776	-	198

	$20,151	$17,378	$38,943	$58,182	$1,533,969	$1,114,554	$771,937	$55,790

	OVHI3	OVHI	OVHIS	OVGI	OVGIS	OVSC	OVSCS	OVAG

0.95%	$8,858	$286	$-	$386,870	$-	$29,489	$-	$166,346
1%	2,131	79	-	174,403	-	11,678	-	88,022
1.05%	14	-	-	23,496	-	1,194	-	13,254
1.1%	1,175	401	-	156,785	-	20,781	-	79,320
1.15%	822	145	-	77,602	-	3,321	-	32,387
1.2%	2,825	105	-	202,021	-	13,550	-	97,072
1.25%	284	23	297	39,654	-	4,286	1,895	22,134
1.3%	8	346	-	32,580	-	1,931	-	14,712
1.35%	927	-	-	58,642	-	4,233	-	16,371
1.4%	654	22	-	56,304	-	2,450	-	22,677
1.45%	1	-	-	11,306	-	40	-	5,556
1.5%	23	65	-	17,832	9,851	1,551	-	5,879
1.55%	-	108	-	10,675	-	461	-	1,517
1.6%	-	42	-	13,169	4,687	1,082	-	5,751
1.65%	104	-	-	23,362	11,456	517	-	10,107
1.7%	-	-	-	2,447	-	576	-	678
1.75%	27	-	-	9,194	3,898	509	-	2,075
1.8%	30	-	-	10,140	1,280	191	-	2,408
1.85%	-	-	-	1,335	-	449	-	746
1.9%	-	-	-	685	1,899	-	-	805
1.95%	-	-	-	257	4,695	2	-	109
2%	-	-	-	189	310	-	-	-
2.05%	7	-	-	1,178	3,669	173	-	171
2.1%	-	-	-	-	8,817	-	-	18
2.15%	-	-	-	9	-	-	-	106
2.2%	7	-	-	1,336	2,330	-	-	574
2.25%	-	-	-	2,166	-	-	-	1
2.3%	-	-	-	-	-	-	-	12
2.35%	-	-	-	-	434	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	487	-	-	-
2.5%	-	-	-	-	186	-	-	-
2.6%	-	-	-	-	649	-	-	-

	$17,897	$1,622	$297	$1,313,637	$54,648	$98,464	$1,895	$588,808

	OVSBS	PMVRRA	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ

0.95%	$-	$872	$101	$136	$171	$1,572	$665	$119
1%	-	47	-	-	-	99	21	2
1.05%	-	-	-	-	-	-	-	-
1.1%	-	4,003	1,198	451	765	4,335	1,756	3,895
1.15%	-	1,775	496	96	301	1,120	416	2,095
1.2%	-	435	114	-	24	651	-	205
1.25%	-	458	1	50	46	-	-	58
1.3%	-	394	212	43	-	121	142	142
1.35%	-	-	-	-	-	-	-	-
1.4%	-	-	-	-	-	-	-	-
1.45%	-	-	-	-	-	-	-	-
1.5%	13,995	-	-	-	-	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.6%	8,517	-	-	-	-	-	-	-
1.65%	13,113	-	-	-	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	2,581	-	-	-	-	-	-	-
1.8%	1,385	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.9%	1,947	-	-	-	-	-	-	-
1.95%	14,208	-	-	-	-	-	-	-
2%	51	-	-	-	-	-	-	-
2.05%	3,680	-	-	-	-	-	-	-
2.1%	6,427	-	-	-	-	-	-	-
2.15%	227	-	-	-	-	-	-	-
2.2%	2,784	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	1,645	-	-	-	-	-	-	-
2.5%	1,578	-	-	-	-	-	-	-
2.6%	531	-	-	-	-	-	-	-

	$72,669	$7,984	$2,122	$776	$1,307	$7,898	$3,000	$6,516

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	SBLV	SBLX	SBLY	PMVTRA	PVGIB	ACEG2	ACC2	VYDS

0.95%	$1,653	$32	$-	$5,358	$-	$-	$-	$3,727
1%	152	-	-	252	-	-	-	11,702
1.05%	-	-	-	-	-	-	-	253
1.1%	10,334	195	183	12,297	-	-	-	22,472
1.15%	4,832	80	-	3,464	-	-	-	3,012
1.2%	472	-	-	39	-	-	-	10,104
1.25%	740	-	47	599	129	-	-	2,148
1.3%	78	-	-	260	-	-	-	3,939
1.35%	-	-	-	-	-	-	-	561
1.4%	-	-	-	-	-	-	-	774
1.45%	-	-	-	-	-	-	-	95
1.5%	-	-	-	-	-	3,573	23,167	525
1.55%	-	-	-	-	-	-	-	286
1.6%	-	-	-	-	-	2,553	12,208	3,001
1.65%	-	-	-	-	-	1,424	22,466	720
1.7%	-	-	-	-	-	-	-	1,855
1.75%	-	-	-	-	-	1,278	8,390	-
1.8%	-	-	-	-	-	1,172	3,756	-
1.85%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	1,663	6,602	-
1.95%	-	-	-	-	-	4,587	22,362	-
2%	-	-	-	-	-	514	661	-
2.05%	-	-	-	-	-	4,205	11,174	-
2.1%	-	-	-	-	-	2,761	17,655	-
2.15%	-	-	-	-	-	489	1,897	-
2.2%	-	-	-	-	-	2,249	11,397	-
2.25%	-	-	-	-	-	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	226	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	409	1,715	-
2.5%	-	-	-	-	-	364	1,776	-
2.6%	-	-	-	-	-	95	3,739	-

	$18,261	$307	$230	$22,269	$129	$27,336	$149,191	$65,174

	ROCMC	TRBCG2	TREI2	TRLT2	VWEMR	VWEM	VWHAR	VWHA

0.95%	$130	$60,112	$47,512	$59,435	$55,348	$62,094	$95,651	$58,144
1%	48	7,100	14,440	10,785	28,093	22,902	49,560	17,311
1.05%	-	383	2,861	1,312	3,775	4,027	6,417	3,031
1.1%	4,491	8,704	15,781	9,137	13,143	13,503	19,352	15,672
1.15%	1,674	6,051	7,133	6,748	3,422	6,115	14,043	6,346
1.2%	119	22,186	31,167	28,107	35,973	25,714	71,619	21,714
1.25%	76	3,590	6,032	5,018	2,290	3,066	5,393	1,422
1.3%	11	1,360	6,969	2,656	12,126	5,343	23,462	1,988
1.35%	-	1,860	5,380	3,283	4,974	4,400	11,257	5,581
1.4%	-	2,911	14,280	7,483	4,311	1,808	8,895	5,253
1.45%	-	462	337	43	382	1,128	1,764	-
1.5%	-	241	702	2,266	1,628	3,644	2,404	155
1.55%	-	221	145	759	1,729	1,485	2,669	-
1.6%	-	1,263	1,406	1,241	232	1,176	1,313	945
1.65%	-	896	628	2,597	4,719	1,120	2,258	444
1.7%	-	21	457	218	431	174	428	28
1.75%	-	353	63	70	3,268	110	1,039	-
1.8%	-	356	607	90	671	769	1,806	614
1.85%	-	23	1,384	208	17	11	751	17
1.9%	-	21	21	-	22	2	-	-
1.95%	-	-	22	444	-	-	913	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	881	492	60	552	1,918	161
2.1%	-	-	-	98	-	-	94	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	26	-	437	779	68
2.25%	-	4,557	5,449	3,063	-	-	118	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$6,549	$122,671	$163,657	$145,579	$176,614	$159,580	$323,903	$138,894

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR	WRGP

0.95%	$742,707	$204,979	$407,682	$467,079	$79,304	$24,628	$108,048	$527,379
1%	29,565	7,276	13,148	18,787	2,282	528	1,895	20,829
1.05%	6,520	1,885	5,607	3,932	419	147	758	4,141
1.1%	913,689	202,315	395,629	482,144	83,070	48,055	150,521	530,396
1.15%	373,615	97,691	170,007	190,446	40,992	19,426	55,638	225,518
1.2%	51,183	9,022	16,270	17,104	2,646	1,042	5,087	21,105
1.25%	60,644	15,354	29,570	26,575	4,948	2,204	9,306	28,476
1.3%	12,284	5,278	7,966	4,359	597	145	1,458	8,555
1.35%	43,539	10,988	15,500	20,624	4,476	1,343	6,000	24,067
1.4%	245,525	43,160	115,662	86,593	17,141	4,460	43,113	107,858
1.45%	80,265	15,580	29,087	38,527	5,751	976	10,812	54,034
1.5%	30,114	5,431	17,043	23,262	2,633	155	2,407	29,305
1.55%	153,938	16,810	41,005	59,965	11,991	6,665	40,291	62,322
1.6%	84,351	17,704	45,246	41,830	8,050	1,336	11,675	58,424
1.65%	34,502	10,031	12,941	31,562	4,122	605	1,403	36,354
1.7%	2,144	35	386	772	286	147	315	1,215
1.75%	2,172	1,288	2,658	1,475	70	-	149	2,079
1.8%	6,732	1,754	4,357	5,041	332	760	2,904	4,478
1.85%	6,216	1,646	1,074	2,946	371	194	3,767	3,893
1.9%	156	27	314	221	6	-	3	338
1.95%	20,554	1,472	1,211	1,713	-	-	3,749	3,315
2%	4,259	621	8,056	2,438	144	-	1,959	2,778
2.05%	176	19	144	352	-	60	30	236
2.1%	102	65	54	51	-	228	21	20
2.15%	37	73	467	-	-	-	-	222
2.2%	9	-	-	-	-	-	-	-
2.25%	165	19	1,389	2,470	-	-	1,082	2,225
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$2,905,163	$670,523	$1,342,473	$1,530,268	$269,631	$113,104	$462,391	$1,759,562

	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP	WRRESP

0.95%	$248,696	$161,280	$61,225	$12,598	$38,677	$182,430	$17,915	$25,232
1%	8,496	3,754	859	280	651	18,766	516	539
1.05%	2,163	2,618	404	191	555	8,902	25	52
1.1%	289,865	174,358	73,896	14,797	46,739	170,192	30,214	40,206
1.15%	129,963	64,616	28,397	4,315	16,000	98,157	6,711	12,430
1.2%	10,316	6,961	2,091	1,034	2,386	5,542	1,301	1,289
1.25%	20,527	6,272	3,489	608	2,381	7,214	1,421	1,272
1.3%	4,957	326	480	227	168	1,740	222	33
1.35%	12,390	6,032	1,751	411	1,474	5,498	1,299	2,571
1.4%	48,843	25,967	17,402	2,364	10,351	35,222	4,398	8,079
1.45%	10,410	6,571	1,327	246	2,992	21,261	386	481
1.5%	12,058	12,202	1,576	86	1,239	7,399	571	668
1.55%	27,918	19,725	11,337	896	4,350	42,512	2,124	5,373
1.6%	27,367	12,366	2,813	799	2,892	26,838	1,860	2,196
1.65%	2,832	2,581	454	20	2,509	9,818	52	493
1.7%	271	134	98	22	245	455	223	56
1.75%	121	37	80	23	45	41	39	48
1.8%	2,074	1,178	1,303	-	349	1,383	151	326
1.85%	819	1,686	228	66	245	208	283	360
1.9%	120	122	-	-	14	54	15	-
1.95%	831	3,357	-	-	50	676	-	-
2%	1,026	2,378	182	66	429	4,714	-	115
2.05%	19	56	2	1	13	62	7	8
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	7	3,252	-	-	383	4,010	-	60
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$862,089	$517,829	$209,394	$39,050	$135,137	$653,094	$69,733	$101,887

	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG	WIEP	WVCP

0.95%	$279,122	$239,327	$23,720	$172,327	$130,388	$5,894	$9,058	$5,404
1%	6,050	6,897	437	617	24,561	927	5,054	1,804
1.05%	1,439	2,128	101	1,542	4,048	38	1,459	902
1.1%	332,849	255,460	39,610	238,025	72,090	728	418	334
1.15%	124,138	112,230	12,761	108,415	42,009	1,746	51	21
1.2%	11,441	10,077	1,335	6,937	98,664	4,805	1,054	800
1.25%	13,673	13,384	1,945	9,721	13,403	56	407	-
1.3%	2,980	741	109	3,150	12,394	320	154	-
1.35%	13,144	11,812	1,810	13,016	23,945	346	-	-
1.4%	70,593	48,760	4,028	50,723	28,503	454	42	-
1.45%	9,474	5,733	997	25,942	2,853	-	24	-
1.5%	13,506	12,892	339	11,973	8,244	94	338	-
1.55%	45,866	22,595	2,308	25,019	6,070	473	-	-
1.6%	27,157	15,341	2,511	32,577	11,329	87	-	-
1.65%	5,391	4,977	161	14,301	12,114	141	119	-
1.7%	541	558	150	355	893	104	-	-
1.75%	365	149	-	923	5,431	-	-	-
1.8%	3,457	2,889	-	1,572	7,828	-	-	-
1.85%	2,699	2,670	261	2,324	511	-	-	-
1.9%	113	114	-	163	523	26	-	-
1.95%	3,569	1,777	-	3,093	144	-	-	-
2%	1,546	808	116	2,563	222	-	-	-
2.05%	5	14	1	92	4,024	324	-	-
2.1%	32	20	-	48	53	-	-	-
2.15%	43	-	-	56	100	-	-	-
2.2%	-	-	-	-	529	-	-	-
2.25%	51	733	-	619	3	-	-	-
2.3%	-	-	-	-	20	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$969,244	$772,086	$92,700	$726,093	$510,896	$16,563	$18,178	$9,265

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	BF	SGRF	JPMCVP	WGIP

0.95%	$55,412	$26,684	$11,189	$15,017
1%	19,192	9,602	3,414	6,674
1.05%	3,653	1,543	724	3,302
1.1%	26,223	9,458	4,381	858
1.15%	8,720	4,537	1,348	247
1.2%	31,464	14,833	6,659	6,049
1.25%	4,060	2,946	965	684
1.3%	5,222	2,559	2,017	1,227
1.35%	6,363	2,482	1,116	72
1.4%	11,891	3,814	1,350	144
1.45%	634	349	123	13
1.5%	1,008	1,414	272	166
1.55%	3,055	1,251	358	379
1.6%	2,744	1,551	737	-
1.65%	4,233	807	270	11
1.7%	321	350	55	6
1.75%	1,536	221	71	-
1.8%	702	1,173	334	-
1.85%	210	132	88	3
1.9%	41	36	46	-
1.95%	192	173	-	-
2%	-	31	-	-
2.05%	144	51	160	-
2.1%	-	77	-	-
2.15%	-	-	-	-
2.2%	13	15	239	-
2.25%	-	440	-	-
2.3%	-	-	-	-
2.35%	-	-	-	-
2.4%	-	-	-	-
2.45%	-	-	-	-
2.5%	-	-	-	-
2.6%	-	-	-	-

	$187,033	$86,529	$35,916	$34,852

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2009 and 2008, total transfers to the Account from the fixed account were $76,474,213 and $60,787,961, respectively, and total transfers from the Account to the fixed account were $230,731,783 and $258,700,749, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $40,928,605 and $19,706,594 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•
Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$7,961,432,920	0	$7,961,432,920
Net Accounts Payable of $41,279 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
Capital Manager Equity VIF (BBCMAG)	$11,851	$516,762
Large Cap VIF (BBGI)	32,694	1,499,369
Mid Cap Growth VIF (BBCA)	42,573	471,980
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)	15,972,720	384,151
Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)	1,189,043	2,094
U.S. Equity Flex I Portfolio (WSCP)	4,879,654	211,568
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)	11,476,045	3,012,739
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	13,227	8,080
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	12,379,551	18,190,167
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	4,882,100	5,790,964
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	96,534	2,772,426
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)	397,854	2,906,556
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	21,033,098	18,419,106
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	2,807,917	8,812,543
Investors Growth Stock Series - Service Class (MIGSC)	6,724	15,974
Mid Cap Growth Series - Service Class (MMCGSC)	112,629	389,702
New Discovery Series - Service Class (MNDSC)	192,838	247,799
Value Series - Service Class (MVFSC)	11,332,735	13,626,605
Core Plus Fixed Income Portfolio - Class I (MSVFI)	8,839,658	12,560,891
Core Plus Fixed Income Portfolio - Class II (MSVF2)	148,306	230,965
Emerging Markets Debt Portfolio - Class I (MSEM)	1,201,638	3,795,504
Mid Cap Growth Portfolio- class I (MSVMG)	4,713,763	24,978,308
U.S. Real Estate Portfolio - Class I (MSVRE)	6,985,076	222,806,624
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)	1,105,141	122,924
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	399,928	21,741
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	6,979,752	10,323,694
American Funds NVIT Bond Fund - Class II (GVABD2)	23,156,469	29,330,750
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	8,338,067	8,721,523
American Funds NVIT Growth Fund - Class II (GVAGR2)	14,488,498	8,904,493
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	4,408,384	3,189,169
Federated NVIT High Income Bond Fund - Class I (HIBF)	3,629,911	13,610,828
Federated NVIT High Income Bond Fund - Class III (HIBF3)	37,473,463	36,540,954
Gartmore NVIT Emerging Markets Fund - Class I (GEM)	127,835	746,597
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)	11,168,490	31,060,889
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)	299,371	617,500
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)	1,208	3,872
Gartmore NVIT Global Utilities Fund - Class III (GVGU)	859,460	13,031,827
Gartmore NVIT International Equity Fund - Class I (GIG)	426,490	403,341
Gartmore NVIT International Equity Fund - Class III (GIG3)	7,657,855	19,032,058
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	21,502	9,607
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)	117,835	1,371,724
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	693,295	3,377,219
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	102,122,127	10,237,535
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	734,631	5,854,577
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	1,535	11
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	1,516,297	1,325,338
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	3,359,396	1,398,445
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	1,223,361	2,708,232
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	5,350,696	2,253,161
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	7,906,469	3,218,520
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	3,610,953	1,574,025
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	4,728,928	3,004,770
NVIT Core Bond Fund - Class I (NVCBD1)	11,098,005	5,040,603
NVIT Core Bond Fund - Class II (NVCBD2)	608,462	48,363
NVIT Core Plus Bond Fund - Class II (NVLCP2)	7,469,340	4,079,697
NVIT Fund - Class I (TRF)	3,635,604	37,481,978
NVIT Fund - Class II (TRF2)	144,083	156,549
NVIT Global Financial Services Fund - Class I (GVGF1)	161	1,517
NVIT Global Financial Services Fund - Class III (GVGFS)	1,521,889	5,189,244
NVIT Government Bond Fund - Class I (GBF)	21,161,215	113,947,401
NVIT Government Bond Fund - Class II (GBF2)	1,049,050	3,463,032
NVIT Growth Fund - Class I (CAF)	1,100,118	4,316,244
NVIT Health Sciences Fund - Class I (GVGH1)	693	15,781
NVIT Health Sciences Fund - Class III (GVGHS)	3,805,394	14,748,328
NVIT International Index Fund - Class VIII (GVIX8)	1,361,596	1,197,500
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	5,929,525	15,631,471
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	1,475,097	3,623
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	860,998	132,615
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	10,976,612	25,971,592
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	67,743,309	83,449,352
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	10,428,186	36,796,429
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	7,666,909	33,224,572
NVIT Leaders Fund - Class I (GVUS1)	38	3,587
NVIT Leaders Fund - Class III (GVUSL)	509,250	4,218,683
NVIT Mid Cap Index Fund - Class I (MCIF)	5,849,560	30,394,580
NVIT Money Market Fund - Class I (SAM)	81,943,744	372,605,727
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	10,877	8
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	68,940,094	9,008,768

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	53	378
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	1,244,324	18,445,965
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	90,440	517,827
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	8,758,878	778,691
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	1,067,117	86,771
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	7,136,712	2,209,299
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	105,443,527	13,867,570
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	7,713,091	1,008,271
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	82,703,918	13,976,681
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	7,635,777	22,261,297
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	29,517	199,621
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	2,846,837	51,595,261
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	68,083	586,707
NVIT Multi-Manager Small Company Fund - Class I (SCF)	2,590,512	54,958,941
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	128,735	987,027
NVIT Multi-Sector Bond Fund - Class I (MSBF)	40,105,614	52,848,768
NVIT Short Term Bond Fund - Class II (NVSTB2)	31,348,628	11,474,574
NVIT Technology & Communications Fund - Class I (GGTC)	76,955	302,060
NVIT Technology & Communications Fund - Class III (GGTC3)	7,583,709	5,373,520
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)	4,145	211,966
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)	608,926	3,660,188
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	1,466,365	42,930
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)	12,171	53
Templeton NVIT International Value Fund - Class III (NVTIV3)	5,418,189	489,786
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	8,093,320	28,210,395
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)	101,522,843	17,052,010
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	13,334,416	16,796,061
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	4,305,475	283,530
Low Duration Portfolio - Advisor Class (PMVLAD)	19,542,480	1,195,508
V.I. Basic Balanced Fund - Series I (AVB)	98,900	138,521
V.I. Basic Value Fund - Series II (AVBV2)	8,099,240	15,927,512
V.I. Capital Appreciation Fund - Series I (AVCA)	12,652	15,200
V.I. Capital Appreciation Fund - Series II (AVCA2)	1,935,920	2,646,213
V.I. Capital Development Fund - Series II (AVCD2)	930,654	1,873,466
V.I. Core Equity Fund - Series I (AVGI)	175,020	75,590
V.I. Core Equity Fund - Series II (AVCE2)	232,595	761,572
V.I. Global Health Care Fund - Series I (IVHS)	37,510	37,130
V.I. Global Real Estate Fund - Series I (IVRE)	85,588	171,234
V.I. Large Cap Growth Fund - Series I (AVLCG)	6,175	425,930
VPS Growth and Income Portfolio - Class B (ALVGIB)	94,616	373,847
VPS Large Cap Growth Portfolio: Class B (ALVPGB)	144,399	321,174
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)	7,480,894	6,658,816
VP Income & Growth Fund - Class I (ACVIG)	3,731,439	20,220,893
VP Income & Growth Fund - Class II (ACVIG2)	114,945	412,218
VP Inflation Protection Fund - Class II (ACVIP2)	14,896,451	17,012,112
VP International Fund - Class I (ACVI)	843,899	40,569,346
VP International Fund - Class III (ACVI3)	1,118,468	40,232,669
VP Mid Cap Value Fund - Class I (ACVMV1)	6,067,441	9,583,201
VP Mid Cap Value Fund - Class II (ACVMV2)	74,993	54,488
VP Ultra(R) Fund - Class I (ACVU1)	228,886	8,689,625
VP Ultra(R) Fund - Class II (ACVU2)	54,641	1,576,850
VP Value Fund - Class I (ACVV)	12,190,638	89,020,840
VP Value Fund - Class II (ACVV2)	428,998	1,760,055
VP Vista(SM) Fund - Class I (ACVVS1)	274,518	11,005,178
VP Vista(SM) Fund - Class II (ACVVS2)	152	520,037
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	15,806,220	29,879,237
Stock Index Fund, Inc. - Initial Shares (DSIF)	39,369,388	75,047,933
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	711,625	6,538,884
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)	674	13,530
Appreciation Portfolio - Initial Shares (DCAP)	8,790,780	17,843,295
Appreciation Portfolio - Service Shares (DCAPS)	289,118	859,981
Developing Leaders Portfolio - Initial Shares (DSC)	14,273	20,774
International Value Portfolio - Initial Shares (DVIV)	10,323	51,440
Capital Appreciation Fund II - Service Shares (FCA2S)	22,201	115,241
Clover Value Fund II - Service Shares (FALFS)	4,946	96,941
High Income Bond Fund II - Service Shares (FHIBS)	753,719	1,149,786
Market Opportunity Fund II - Service Shares (FVMOS)	5,149,923	6,589,496
Quality Bond Fund II - Primary Shares (FQB)	14,872,346	42,821,041
Quality Bond Fund II - Service Shares (FQBS)	1,173,854	1,916,560
Contrafund Portfolio - Service Class 2 (FC2)	437,255	2,094,772
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)	78,696	794,928
VIP Fund - Contrafund Portfolio - Service Class (FCS)	7,243,912	82,022,035
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	7,213,754	18,462,849
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	7,541,154	77,542,453
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)	260,520	2,080,392
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	2,164,698	4,504,330
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	6,500	7,835
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	2,193,973	3,252,122
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	64,432	15,375
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,186,988	1,557,557
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	30,198	70,499
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)	900,896	5,659,050
VIP Fund - Growth Portfolio - Service Class (FGS)	966,356	31,288,455
VIP Fund - Growth Portfolio - Service Class 2 (FG2)	79,162	702,672
VIP Fund - High Income Portfolio - Service Class (FHIS)	4,839,498	22,942,811
VIP Fund - High Income Portfolio - Service Class R (FHISR)	33,259,031	26,997,567
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	34,600,842	13,402,821
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	8,535,039	9,621,237
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)	341,217	2,140,050
VIP Fund - Overseas Portfolio - Service Class (FOS)	602,709	5,559,560
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)	236,442	1,240,523
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	1,849,028	12,398,957
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	9,879,282	20,785,124

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

Franklin Income Securities Fund - Class 2 (FTVIS2)	14,016,505	11,336,348
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)	13,779	137,049
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	6,026,248	10,150,417
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	8,085,023	7,351,746
Templeton Foreign Securities Fund - Class 2 (TIF2)	4,173	29,018
Templeton Foreign Securities Fund - Class 3 (TIF3)	6,226,602	11,815,536
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	17,553,326	11,473,672
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	2,316,960	493,394
Guardian Portfolio - I Class Shares (AMGP)	1,778,354	44,111,141
International Portfolio - S Class Shares (AMINS)	241,506	3,066,638
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	460,112	72,644,491
Partners Portfolio- I Class Shares (AMTP)	6,877,644	115,976,870
Regency Portfolio - S Class Shares (AMRS)	3,935,612	8,546,961
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	865,111	1,089,875
Socially Responsive Portfolio - I Class Shares (AMSRS)	492,843	2,083,819
Capital Appreciation Fund/VA - Service Class (OVCAFS)	78,242	665,743
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	2,981,472	30,402,653
Global Securities Fund/VA - Class 3 (OVGS3)	5,217,036	24,487,666
Global Securities Fund/VA - Non-Service Shares (OVGS)	3,137,225	13,524,526
Global Securities Fund/VA - Service Class (OVGSS)	128,784	592,206
High Income Fund/VA - Class 3 (OVHI3)	2,824,163	1,977,857
High Income Fund/VA - Non-Service Shares (OVHI)	0	154,344
High Income Fund/VA - Service Class (OVHIS)	190	14,875
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	3,971,683	27,136,732
Main Street Fund(R)/VA - Service Class (OVGIS)	85,253	596,188
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)	16,032,936	17,847,659
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)	3,800	23,846
MidCap Fund/VA - Non-Service Shares (OVAG)	855,992	12,593,075
Strategic Bond Fund/VA - Service Class (OVSBS)	842,691	1,158,160
Real Return Portfolio - Administrative Class (PMVRRA)	264,760	245,005
Series D (Global Series) (SBLD)	51,502	62,093
Series J (Mid Cap Growth Series) (SBLJ)	59,330	47,885
Series N (Managed Asset Allocation Series) (SBLN)	29,466	23,531
Series O (All Cap Value Series) (SBLO)	92,674	582,798
Series P (High Yield Series) (SBLP)	385,868	195,681
Series Q (Small Cap Value Series) (SBLQ)	106,041	156,989
Series V (Mid Cap Value Series) (SBLV)	285,278	280,563
Series X (Small Cap Growth Series) (SBLX)	27,883	15,704
Series Y (Select 25 Series) (SBLY)	16,906	11,756
Total Return Portfolio - Administrative Class (PMVTRA)	1,282,417	683,496
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	362	9,570
Capital Growth Portfolio - Class II (ACEG2)	128,537	306,104
Comstock Portfolio - Class II (ACC2)	472,612	2,185,491
Diversified Stock Fund Class A Shares (VYDS)	105,299	2,249,817
Micro-Cap Portfolio - Investment Class (ROCMC)	152,598	190,244
Blue Chip Growth Portfolio - II (TRBCG2)	7,019,204	20,729,946
Equity Income Portfolio - II (TREI2)	3,116,631	9,600,197
Limited-Term Bond Portfolio - II (TRLT2)	11,458,370	28,394,193
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)	11,659,530	14,280,525
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)	1,635,549	7,155,126
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)	11,122,585	14,340,277
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)	485,921	1,781,530
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	36,970,484	19,151,591
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)	2,129,719	10,259,019
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)	11,142,868	24,095,414
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)	1,912,661	35,118,512
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)	1,073,735	6,031,609
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)	1,902,932	2,475,768
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)	7,346,465	5,641,134
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)	5,129,855	32,059,413
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)	15,156,614	8,260,317
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)	5,680,559	7,577,740
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)	3,334,426	6,254,268
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)	767,957	1,014,883
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)	3,561,708	3,204,374
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)	15,381,980	44,842,526
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)	991,352	2,294,110
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)	994,965	4,667,893
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)	6,704,719	11,488,660
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)	1,614,618	11,307,663
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)	929,025	3,137,051
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)	1,623,068	14,446,796
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)	2,667,692	123,171,651
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)	4,863,027	574,659
International Equity Flex I Portfolio (obsolete) (WIEP)	738	3,220,874
International Equity Flex II Portfolio (obsolete) (WVCP)	32,964	1,275,805
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)	704,868	75,104,054
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)	182,212	37,920,371
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)	267,356	17,648,804
U.S. Equity Flex II Portfolio (obsolete) (WGIP)	449,373	8,558,427

Total	$1,696,197,273	$3,528,181,343

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2009. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Capital Manager Equity VIF (BBCMAG)
2009	0.95%	to	1.75%	79,522	$10.19	to	9.52	$780,089	0.86%	24.05%	to	22.87%
2008	0.95%	to	1.75%	110,981	8.21	to	7.75	884,049	1.32%	-38.81%	to	-39.38%
2007	0.95%	to	1.75%	152,662	13.42	to	12.79	1,993,781	2.69%	1.09%	to	0.33%
2006	0.95%	to	1.75%	167,149	13.27	to	12.75	2,170,620	1.06%	14.63%	to	13.76%
2005	0.95%	to	1.75%	173,891	11.58	to	11.2	1,977,946	1.46%	5.76%	to	4.95%
Large Cap VIF (BBGI)
2009	0.95%	to	1.75%	181,163	9.58	to	8.96	1,698,220	1.01%	17.37%	to	16.24%
2008	0.95%	to	1.90%	261,627	8.17	to	7.62	2,093,573	1.51%	-38.03%	to	-38.72%
2007	0.95%	to	1.90%	393,076	13.18	to	12.44	5,067,332	2.32%	-6.77%	to	-7.62%
2006	0.95%	to	2.00%	325,009	14.13	to	13.4	4,521,052	1.32%	20.13%	to	18.93%
2005	0.95%	to	2.00%	340,929	11.76	to	11.26	3,959,805	1.89%	5.89%	to	4.82%
Mid Cap Growth VIF (BBCA)
2009	0.95%	to	2.05%	93,676	12.21	to	11.14	1,121,159	0.00%	26.47%	to	24.76%
2008	0.95%	to	2.05%	117,435	9.66	to	8.93	1,112,358	0.00%	-52.24%	to	-52.82%
2007	0.95%	to	2.05%	194,644	20.22	to	18.93	3,836,231	0.00%	33.73%	to	32.32%
2006	0.95%	to	2.05%	212,034	15.12	to	14.31	3,142,013	0.43%	2.28%	to	1.21%
2005	0.95%	to	2.05%	221,842	14.78	to	14.14	3,227,954	0.00%	13.3%	to	12.12%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2009	0.95%	to	2.30%	1,329,525	12.1	to	12	16,061,460	2.54%	21.01%	to	19.95%	*
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)
2009	0.95%	to	1.20%	118,233	9	to	10.73	1,195,448	0.00%	-10.00%	to	7.3%	*
U.S. Equity Flex I Portfolio (WSCP)
2009	0.95%	to	1.85%	465,051	10.85	to	10.83	5,075,301	0.00%	8.51%	to	8.26%	*
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2009	0.95%	to	2.30%	921,638	$12.04	to	11.13	10,981,625	0.00%	25.49%	to	23.63%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2009	1.25%			7,927	14.31			113,433	2.77%	24%
2008	1.25%			7,919	11.54			91,385	2.94%	-17.11%
2007	1.25%			2,342	13.93			32,613	1.73%	8.9%
2006	1.25%			3,983	12.79			50,931	1.41%	9.04%
2005	1.25%			7,136	11.73			83,685	2.00%	6.32%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2009	0.95%	to	2.40%	14,689,565	9.53	to	12.59	138,297,870	0.01%	44.63%	to	42.3%
2008	0.95%	to	2.50%	15,992,721	6.59	to	8.75	105,562,337	0.01%	-44.84%	to	-45.72%
2007	0.95%	to	2.70%	19,196,350	11.94	to	15.84	237,096,056	0.17%	35.33%	to	33.04%
2006	0.95%	to	2.70%	20,957,631	8.83	to	11.9	208,004,922	0.13%	8.08%	to	6.22%
2005	0.95%	to	2.70%	25,585,852	8.17	to	11.21	235,739,185	0.01%	11.49%	to	9.6%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2009	0.95%	to	2.30%	1,031,386	12.72	to	11.44	12,931,641	0.00%	55.6%	to	53.35%
2008	0.95%	to	2.40%	1,067,580	8.18	to	7.41	8,611,584	0.09%	-44.43%	to	-45.3%
2007	0.95%	to	2.40%	1,356,019	14.71	to	13.55	19,686,825	0.31%	20.59%	to	18.9%
2006	0.95%	to	2.55%	1,632,227	12.2	to	11.31	19,619,098	0.00%	6.92%	to	5.25%
2005	0.95%	to	2.40%	1,809,622	11.41	to	10.81	20,407,786	0.00%	10.27%	to	8.69%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2009	0.95%	to	2.20%	4,618,124	4.2	to	3.7	19,180,095	0.00%	55.41%	to	53.45%
2008	0.95%	to	2.20%	5,376,361	2.7	to	2.41	14,382,179	0.09%	-44.5%	to	-45.21%
2007	0.95%	to	2.35%	7,228,127	4.87	to	4.33	34,779,860	0.30%	20.54%	to	18.9%
2006	0.95%	to	2.45%	10,187,641	4.04	to	3.61	40,276,993	0.00%	6.81%	to	5.25%
2005	0.95%	to	2.45%	12,377,329	3.78	to	3.43	45,930,367	0.00%	10.49%	to	8.85%
(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
2009	1.25%			475	$13.54			$6,437	0.83%	21.02%
2008	0.95%	to	2.50%	140,574	11.38	to	10.41	1,579,143	0.67%	-36.85%	to	-37.84%
2007	0.95%	to	2.50%	177,353	18.02	to	16.74	3,150,367	0.47%	5.12%	to	3.47%
2006	0.95%	to	2.45%	204,029	17.14	to	16.25	3,456,456	0.10%	9.72%	to	8.11%
2005	0.95%	to	2.25%	312,325	15.63	to	15.11	4,849,120	1.55%	9.86%	to	8.49%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2009	0.95%	to	2.70%	4,589,729	24.6	to	21.49	111,311,388	0.42%	77.37%	to	74%
2008	0.95%	to	2.70%	4,486,666	13.87	to	12.35	61,384,776	2.75%	-52.66%	to	-53.56%
2007	0.95%	to	2.70%	6,157,632	29.3	to	26.59	178,045,971	0.44%	26.85%	to	24.76%
2006	0.95%	to	2.65%	6,727,631	23.1	to	21.36	153,417,136	2.17%	45.31%	to	43.03%
2005	0.95%	to	2.50%	5,457,024	15.9	to	15.02	85,809,891	1.07%	30.77%	to	28.84%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2009	0.95%	to	2.20%	5,558,077	14.47	to	12.76	79,406,176	0.42%	77.37%	to	75.13%
2008	0.95%	to	2.25%	6,684,942	8.16	to	12.71	54,098,651	2.65%	-52.68%	to	-53.36%
2007	0.95%	to	2.50%	8,694,808	17.24	to	26.63	153,997,686	0.44%	26.8%	to	24.96%
2006	0.95%	to	2.50%	10,413,775	13.6	to	21.31	164,415,764	1.85%	45.24%	to	43.19%
2005	0.95%	to	2.50%	12,338,040	9.36	to	14.88	134,879,076	0.99%	30.69%	to	28.76%
Investors Growth Stock Series - Service Class (MIGSC)
2009	1.25%	to	2.25%	17,463	11.17	to	10.47	194,959	0.44%	37.36%	to	35.97%
2008	1.25%	to	2.25%	18,125	8.13	to	7.7	147,243	0.29%	-37.77%	to	-38.40%
2007	1.25%	to	2.25%	20,042	13.07	to	12.5	261,817	0.09%	9.63%	to	8.51%
2006	1.25%	to	2.25%	23,107	11.92	to	11.51	275,266	0.00%	5.97%	to	4.9%
2005	1.25%	to	2.25%	25,301	11.25	to	10.98	284,412	0.15%	2.93%	to	9.77%	*
Mid Cap Growth Series - Service Class (MMCGSC)
2009	1.5%	to	2.60%	210,034	7.86	to	7.21	1,610,125	0.00%	39.13%	to	37.58%
2008	1.50%	to	2.60%	234,916	5.65	to	5.24	1,299,560	0.00%	-52.32%	to	-52.86%
2007	1.50%	to	2.60%	259,737	11.85	to	11.11	3,023,470	0.00%	7.86%	to	6.65%
2006	1.50%	to	2.60%	304,947	10.98	to	10.42	3,298,879	0.00%	0.77%	to	-0.36%
2005	1.50%	to	2.60%	337,675	10.9	to	10.46	3,634,793	0.00%	1.32%	to	0.19%
New Discovery Series - Service Class (MNDSC)
2009	1.50%	to	2.60%	106,493	11.38	to	10.44	1,173,015	0.00%	60.48%	to	58.69%
2008	1.50%	to	2.60%	101,953	7.09	to	6.58	703,563	0.00%	-40.43%	to	-41.1%
2007	1.50%	to	2.60%	114,943	11.9	to	11.17	1,340,506	0.00%	0.71%	to	-0.42%
2006	1.50%	to	2.60%	143,980	11.82	to	11.21	1,675,133	0.00%	11.24%	to	10%
2005	1.50%	to	2.60%	162,284	10.62	to	10.19	1,702,676	0.00%	3.46%	to	2.31%
Value Series - Service Class (MVFSC)
2009	0.95%	to	2.60%	3,696,423	9.55	to	11.18	36,396,990	1.16%	21.29%	to	19.27%
2008	0.95%	to	2.65%	3,458,496	7.87	to	8.59	28,395,671	1.10%	-33.38%	to	-34.58%
2007	0.95%	to	2.65%	3,388,372	11.82	to	13.13	42,262,876	0.89%	6.57%	to	4.8%
2006	0.95%	to	2.60%	2,656,741	11.09	to	13.65	31,544,216	0.21%	10.91%	to	17.38%	*
2005	1.50%	to	2.60%	311,423	12.12	to	11.63	3,727,418	0.64%	4.87%	to	3.71%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2009	0.95%	to	1.85%	397,097	10.53	to	10.18	4,149,190	9.45%	8.6%	to	7.62%
2008	0.95%	to	2.20%	797,752	9.69	to	9.32	7,688,511	4.53%	-11.06%	to	-12.2%
2007	0.95%	to	2.20%	1,037,706	10.9	to	10.62	11,267,437	4.26%	4.45%	to	3.14%
2006	0.95%	to	2.15%	385,528	10.43	to	10.3	4,016,565	0.90%	4.34%	to	3.51%	*
(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2009	1.50%	to	2.60%	63,439	$10.66	to	9.89	$659,139	6.43%	7.74%	to	6.54%
2008	1.50%	to	2.60%	75,504	9.9	to	9.29	731,256	4.73%	-11.8%	to	-12.78%
2007	1.50%	to	2.60%	93,300	11.22	to	10.65	1,030,437	3.94%	3.63%	to	2.47%
2006	1.50%	to	2.60%	60,560	10.83	to	10.39	647,614	4.75%	2.01%	to	0.88%
2005	1.50%	to	2.60%	37,278	10.61	to	10.3	391,951	2.96%	2.38%	to	1.24%
Emerging Markets Debt Portfolio - Class I (MSEM)
2009	0.95%	to	2.20%	466,768	23.82	to	29.48	13,214,085	7.81%	28.97%	to	27.35%
2008	0.95%	to	2.20%	586,733	18.47	to	23.15	12,992,341	7.09%	-15.78%	to	-16.86%
2007	0.95%	to	2.40%	837,101	21.93	to	27.34	22,021,247	6.99%	5.51%	to	4.01%
2006	0.95%	to	2.40%	1,142,148	20.79	to	26.29	28,742,683	8.28%	9.76%	to	8.2%
2005	0.95%	to	2.40%	1,499,114	18.94	to	24.29	34,255,801	7.61%	11.19%	to	9.63%
Mid Cap Growth Portfolio- class I (MSVMG)
2009	1.60%	to	1.75%	4,834	8.25	to	8.13	39,312	0.00%	55.14%	to	54.9%
2008	0.95%	to	2.20%	1,708,103	5.63	to	5.04	9,472,731	0.81%	-47.27%	to	-47.94%
2007	0.95%	to	2.20%	2,396,216	10.68	to	9.69	26,414,168	0.00%	21.49%	to	19.95%
2006	0.95%	to	2.65%	3,019,705	8.79	to	11.39	28,519,749	0.00%	8.24%	to	6.46%
2005	0.95%	to	2.25%	3,599,728	8.12	to	10.97	31,087,420	0.00%	16.45%	to	15.02%
U.S. Real Estate Portfolio - Class I (MSVRE)
2009	0.95%	to	1.75%	47,730	22.01	to	21.11	1,086,981	5.5%	27.13%	to	26.11%
2008	0.95%	to	2.85%	5,202,889	17.32	to	16.43	95,025,061	3.37%	-38.49%	to	-39.77%
2007	0.95%	to	2.85%	7,005,630	28.15	to	27.28	208,397,721	1.16%	-17.86%	to	-19.4%
2006	0.95%	to	2.85%	10,845,668	34.27	to	33.85	395,730,180	1.10%	36.74%	to	34.27%
2005	0.95%	to	2.85%	12,119,855	25.06	to	25.21	323,563,099	1.20%	15.94%	to	13.84%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2009	0.95%	to	1.70%	85,960	11.35	to	11.29	974,308	6.15%	13.46%	to	12.93%	*
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2009	0.95%	to	1.85%	31,259	12.48	to	12.41	389,738	1.14%	24.85%	to	24.14%	*
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2009	0.95%	to	2.20%	3,655,535	9.38	to	8.95	34,018,642	0.07%	22.24%	to	20.7%
2008	0.95%	to	2.40%	3,842,337	7.67	to	7.37	29,292,495	2.23%	-30.44%	to	-31.51%
2007	0.95%	to	2.40%	4,327,066	11.03	to	10.77	47,520,986	2.50%	5.13%	to	3.63%
2006	0.95%	to	2.40%	2,062,762	10.49	to	10.39	21,601,072	3.35%	4.9%	to	3.89%	*
American Funds NVIT Bond Fund - Class II (GVABD2)
2009	0.95%	to	2.20%	2,923,369	10.59	to	10.11	30,736,122	0.32%	11.08%	to	9.68%
2008	0.95%	to	2.40%	3,167,010	9.54	to	9.17	30,019,929	4.89%	-10.73%	to	-12.05%
2007	0.95%	to	2.55%	3,680,238	10.68	to	10.4	39,146,057	9.06%	2%	to	0.37%
2006	0.95%	to	2.20%	1,263,418	10.47	to	10.39	13,209,750	0.99%	4.72%	to	3.86%	*
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2009	0.95%	to	2.20%	2,651,292	10.4	to	9.92	27,381,129	0.00%	40.26%	to	38.34%
2008	0.95%	to	2.35%	2,607,903	7.42	to	7.14	19,230,688	2.63%	-39.22%	to	-40.13%
2007	0.95%	to	2.20%	2,609,463	12.2	to	11.95	31,717,801	2.69%	13.27%	to	11.84%
2006	0.95%	to	2.10%	1,678,343	10.77	to	10.69	18,050,298	0.13%	7.74%	to	6.91%	*
American Funds NVIT Growth Fund - Class II (GVAGR2)
2009	0.95%	to	2.25%	4,400,289	8.67	to	8.24	37,905,563	0.00%	37.46%	to	35.45%
2008	0.95%	to	2.35%	3,724,440	6.31	to	6.07	23,357,171	2.02%	-44.74%	to	-45.59%
2007	0.95%	to	2.20%	3,258,610	11.41	to	11.18	37,045,639	0.62%	10.83%	to	9.48%
2006	0.95%	to	2.20%	2,097,865	10.3	to	10.21	21,564,598	1.17%	2.99%	to	2.12%	*
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2009	0.95%	to	2.05%	1,422,326	7.81	to	7.58	11,047,272	0.00%	29.45%	to	28.01%
2008	0.95%	to	2.40%	1,149,098	6.03	to	5.88	6,904,722	2.50%	-38.65%	to	-39.62%
2007	0.95%	to	2.00%	537,058	9.83	to	9.76	5,271,094	2.43%	-1.71%	to	-2.4%	*
(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Federated NVIT High Income Bond Fund - Class I (HIBF)
2009	0.95%	to	2.20%	2,432,766	$16.22	to	12.59	$38,123,665	9.44%	44.61%	to	42.79%
2008	0.95%	to	2.30%	3,127,646	11.21	to	9.12	33,826,109	8.67%	-28.67%	to	-29.68%
2007	0.95%	to	2.30%	4,627,823	15.72	to	12.97	69,992,650	7.15%	2.15%	to	0.79%
2006	0.95%	to	2.50%	6,422,082	15.39	to	12.66	95,058,287	6.90%	9.56%	to	7.88%
2005	0.95%	to	2.50%	8,998,545	14.05	to	11.74	121,811,097	6.73%	1.41%	to	-0.14%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2009	0.95%	to	2.20%	5,022,438	12.08	to	11.39	60,129,567	8.74%	44.69%	to	42.82%
2008	0.95%	to	2.65%	4,616,958	8.35	to	7.84	38,241,066	7.69%	-28.78%	to	-30.04%
2007	0.95%	to	2.65%	3,454,996	11.73	to	11.21	40,229,839	7.23%	2.18%	to	0.46%
2006	0.95%	to	2.65%	5,044,302	11.47	to	11.16	57,586,745	7.11%	9.55%	to	7.71%
2005	0.95%	to	2.65%	3,808,514	10.47	to	10.36	39,805,529	8.70%	4.74%	to	3.56%	*
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2009	0.95%	to	2.05%	92,773	23.3	to	21.01	2,128,566	1.19%	61.76%	to	59.97%
2008	0.95%	to	2.10%	117,608	14.4	to	11.28	1,661,841	1.11%	-58.16%	to	-58.71%
2007	0.95%	to	2.15%	168,853	34.42	to	27.22	5,566,627	0.66%	44.19%	to	42.63%
2006	0.95%	to	2.15%	210,317	23.87	to	19.08	4,768,329	0.70%	35.42%	to	33.95%
2005	0.95%	to	2.15%	260,253	17.63	to	14.25	4,361,320	0.58%	31.38%	to	29.92%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2009	0.95%	to	2.45%	2,343,389	25.54	to	22.73	59,011,515	1.29%	61.93%	to	59.09%
2008	0.95%	to	2.65%	2,568,733	15.77	to	14.09	39,928,488	1.05%	-58.23%	to	-59.01%
2007	0.95%	to	2.65%	4,177,260	37.76	to	34.38	155,857,887	0.66%	44.16%	to	41.87%
2006	0.95%	to	2.65%	4,406,546	26.19	to	24.23	114,010,525	0.72%	35.35%	to	33.2%
2005	0.95%	to	2.45%	4,965,345	19.35	to	18.33	95,170,769	0.52%	31.4%	to	29.54%
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
2009	1.50%	to	2.60%	57,783	19.68	to	18.47	1,113,594	1.11%	60.64%	to	58.85%
2008	1.50%	to	2.50%	57,587	12.25	to	11.68	694,612	0.97%	-58.5%	to	-58.92%
2007	1.50%	to	2.60%	83,699	29.52	to	28.34	2,439,812	0.63%	43.26%	to	41.65%
2006	1.50%	to	2.60%	68,138	20.61	to	20	1,391,052	0.65%	34.51%	to	33.02%
2005	1.50%	to	2.45%	39,305	15.32	to	15.08	598,733	0.49%	30.51%	to	29.25%
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2009	1.25%			1,356	16.23			22,007	3.98%	6.66%
2008	1.25%			1,501	15.22			22,846	2.73%	-33.78%
2007	1.25%			3,488	22.98			80,150	2.52%	18.92%
2006	1.25%			3,870	19.32			74,779	2.52%	35.85%
2005	1.25%			4,277	14.22			60,835	2.07%	5.06%
Gartmore NVIT Global Utilities Fund - Class III (GVGU)
2009	0.95%	to	2.25%	617,366	15.35	to	13.82	9,320,767	3.54%	6.95%	to	5.55%
2008	0.95%	to	2.65%	1,126,815	14.35	to	12.75	15,873,203	2.95%	-33.54%	to	-34.72%
2007	0.95%	to	2.65%	1,589,344	21.59	to	19.54	33,738,996	2.31%	19.24%	to	17.31%
2006	0.95%	to	2.40%	2,128,548	18.11	to	16.87	38,016,144	2.48%	36.29%	to	34.39%
2005	0.95%	to	2.55%	1,719,422	13.29	to	12.48	22,577,766	2.40%	5.47%	to	3.87%
Gartmore NVIT International Equity Fund - Class I (GIG)
2009	0.95%	to	1.85%	108,942	10.94	to	10.05	1,173,520	0.96%	28.49%	to	27.32%
2008	0.95%	to	1.85%	95,197	8.51	to	7.9	799,141	1.41%	-46.57%	to	-47.06%
2007	0.95%	to	1.85%	100,313	15.94	to	14.92	1,534,448	0.42%	25.93%	to	24.78%
2006	0.95%	to	2.10%	121,194	12.65	to	10.95	1,468,870	1.17%	31.71%	to	30.34%
2005	0.95%	to	2.10%	138,198	9.61	to	8.4	1,272,654	0.96%	28.98%	to	27.58%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Gartmore NVIT International Equity Fund - Class III (GIG3)
2009	0.95%	to	2.45%	1,606,441	$17.35	to	15.44	$27,490,845	1.02%	28.44%	to	26.23%
2008	0.95%	to	2.65%	1,835,707	13.51	to	12.07	24,390,061	1.24%	-46.55%	to	-47.52%
2007	0.95%	to	2.65%	2,612,842	25.28	to	22.99	65,136,925	0.44%	25.93%	to	23.91%
2006	0.95%	to	2.45%	2,362,026	20.07	to	18.73	46,790,507	1.12%	31.69%	to	29.87%
2005	0.95%	to	2.55%	1,621,932	15.24	to	14.37	24,441,820	0.83%	28.94%	to	26.97%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2009	1.25%			8,052	6.98			56,219	0.85%	27.83%			*
2008	1.25%			5,501	5.46			30,035	1.01%	-45.38%			*
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
2009	0.95%	to	2.20%	586,309	13.82	to	9.34	7,979,898	1.04%	23.82%	to	22.25%
2008	0.95%	to	2.20%	726,959	11.16	to	7.64	7,984,545	0.74%	-44.87%	to	-45.57%
2007	0.95%	to	2.20%	930,932	20.25	to	14.04	18,529,122	0.39%	18.75%	to	17.25%
2006	0.95%	to	2.50%	1,244,511	17.05	to	12.53	20,854,713	0.82%	24.69%	to	22.86%
2005	0.95%	to	2.50%	1,665,870	13.67	to	10.2	22,435,929	0.92%	18.21%	to	16.45%
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2009	0.95%	to	2.20%	352,465	18.61	to	17.1	6,481,949	1.03%	23.81%	to	22.25%
2008	0.95%	to	2.20%	421,671	15.03	to	13.99	6,267,551	0.65%	-44.86%	to	-45.55%
2007	0.95%	to	2.30%	672,810	27.26	to	25.68	18,153,268	0.53%	18.8%	to	17.29%
2006	0.95%	to	2.45%	716,442	22.95	to	21.77	16,294,946	0.93%	24.62%	to	22.85%
2005	0.95%	to	2.40%	703,872	18.42	to	17.75	12,874,064	0.71%	18.21%	to	16.57%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2009	0.95%	to	2.30%	13,082,723	7.8	to	7.6	101,820,966	0.18%	51.51%	to	49.15%
2008	0.95%	to	1.65%	24,053	5.15	to	5.12	123,576	0.00%	-48.51%	to	-48.75%	*
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2009	0.95%	to	2.20%	545,466	8	to	7.81	4,351,485	0.47%	30.29%	to	28.45%
2008	0.95%	to	2.20%	1,045,538	6.14	to	6.08	6,412,440	0.50%	-38.61%	to	-39.18%	*
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2009	2.20%			217	7.81			1,695	0.09%	28.38%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2009	0.95%	to	1.40%	291,521	8.15	to	8.07	2,370,573	0.96%	27.97%	to	27.21%
2008	0.95%	to	1.65%	203,409	6.37	to	6.34	1,293,902	1.60%	-36.28%	to	-36.63%	*
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2009	0.95%	to	1.75%	589,939	9.42	to	9.29	5,537,130	2.17%	18.68%	to	17.72%
2008	0.95%	to	1.65%	382,103	7.94	to	7.9	3,028,279	1.57%	-20.62%	to	-20.99%	*
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2009	0.95%	to	1.80%	418,388	8.87	to	8.75	3,698,081	1.41%	22.98%	to	21.93%
2008	0.95%	to	1.80%	559,727	7.21	to	7.17	4,026,132	1.69%	-27.86%	to	-28.31%	*
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2009	0.95%	to	1.85%	581,196	10.18	to	10.02	5,894,080	2.88%	11.95%	to	10.93%
2008	0.95%	to	2.00%	283,337	9.09	to	9.03	2,573,288	1.66%	-9.09%	to	-9.74%	*
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2009	0.95%	to	1.85%	1,273,021	9.15	to	9	11,603,008	1.95%	20.79%	to	19.61%
2008	0.95%	to	1.85%	742,815	7.57	to	7.52	5,617,401	1.74%	-24.27%	to	-24.76%	*
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2009	0.95%	to	1.60%	487,057	8.59	to	8.49	4,172,398	1.51%	25.38%	to	24.55%
2008	0.95%	to	1.65%	303,444	6.85	to	6.81	2,076,138	1.62%	-31.5%	to	-31.86%	*
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2009	0.95%	to	1.85%	633,405	9.7	to	9.55	6,123,239	2.42%	16.56%	to	15.47%
2008	0.95%	to	1.85%	445,889	8.32	to	8.27	3,703,801	2.01%	-16.81%	to	-17.34%	*
NVIT Core Bond Fund - Class I (NVCBD1)
2009	0.95%	to	2.30%	669,759	10.65	to	10.41	7,107,261	3.38%	7.75%	to	6.31%
2008	0.95%	to	2.05%	109,155	9.88	to	9.81	1,077,426	3.03%	-1.18%	to	-1.91%	*
NVIT Core Bond Fund - Class II (NVCBD2)
2009	1.50%	to	2.50%	63,999	10.51	to	10.33	668,098	3.22%	6.96%	to	5.88%
2008	1.50%	to	2.50%	10,259	9.82	to	9.76	100,446	3.99%	-1.76%	to	-2.43%	*
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2009	0.95%	to	2.20%	344,564	11.38	to	11.14	3,910,872	5.36%	15.33%	to	13.88%
2008	0.95%	to	1.65%	53,319	9.87	to	9.82	525,408	3.84%	-1.34%	to	-1.8%	*

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT Fund - Class I (TRF)
2009	0.95%	to	2.30%	11,511,657	$11.21	to	8.07	$127,435,570	1.32%	24.9%	to	22.98%
2008	0.95%	to	2.65%	13,778,445	8.97	to	6.33	122,081,060	1.37%	-42.11%	to	-43.17%
2007	0.95%	to	2.65%	18,302,786	15.5	to	11.15	279,523,271	1.05%	7.15%	to	5.36%
2006	0.95%	to	2.65%	23,824,168	14.47	to	10.58	339,222,705	1.89%	12.55%	to	10.67%
2005	0.95%	to	2.65%	29,996,004	12.85	to	9.56	380,305,497	0.88%	6.42%	to	4.65%
NVIT Fund - Class II (TRF2)
2009	1.50%	to	2.60%	90,233	9.72	to	8.92	855,533	1.09%	23.67%	to	22.29%
2008	1.50%	to	2.60%	87,219	7.86	to	7.29	671,229	1.14%	-42.49%	to	-43.13%
2007	1.50%	to	2.60%	115,811	13.66	to	12.82	1,545,946	0.76%	6.27%	to	5.07%
2006	1.50%	to	2.60%	181,993	12.86	to	12.2	2,282,112	0.92%	11.7%	to	10.46%
2005	1.50%	to	2.60%	195,744	11.51	to	11.05	2,210,461	0.67%	5.44%	to	4.26%
NVIT Global Financial Services Fund - Class I (GVGF1)
2009	1.25%			294	12.61			3,712	1.13%	30.11%
2008	1.25%			346	9.69			3,353	1.82%	-46.95%
2007	1.25%			1,311	18.27			23,954	3.02%	-2.3%
2006	1.25%			1,731	18.7			32,372	1.24%	18.82%
2005	1.25%			2,396	15.74			37,710	1.26%	9.77%
NVIT Global Financial Services Fund - Class III (GVGFS)
2009	0.95%	to	2.15%	331,596	13.3	to	12.08	4,332,608	1.1%	30.68%	to	29.09%
2008	0.95%	to	2.40%	450,548	10.18	to	9.2	4,511,348	2.07%	-46.73%	to	-47.6%
2007	0.95%	to	2.65%	451,291	19.11	to	17.29	8,480,901	2.92%	-2.07%	to	-3.71%
2006	0.95%	to	2.65%	674,775	19.51	to	17.96	12,967,114	2.05%	19.2%	to	17.25%
2005	0.95%	to	2.60%	740,148	16.37	to	15.35	11,984,534	1.58%	10.12%	to	8.35%
NVIT Government Bond Fund - Class I (GBF)
2009	0.95%	to	2.45%	18,571,113	17.17	to	13.31	298,915,230	3.28%	1.71%	to	0.2%
2008	0.95%	to	2.70%	25,449,213	16.88	to	12.95	401,600,441	4.25%	6.7%	to	4.84%
2007	0.95%	to	2.55%	29,988,338	15.82	to	12.52	441,809,358	4.36%	6.13%	to	4.44%
2006	0.95%	to	2.55%	34,986,437	14.91	to	11.99	483,859,446	3.96%	2.36%	to	0.72%
2005	0.95%	to	2.60%	42,401,094	14.56	to	11.86	575,425,464	3.64%	2.29%	to	0.6%
NVIT Government Bond Fund - Class II (GBF2)
2009	1.50%	to	2.60%	853,076	12.65	to	11.6	10,524,843	3.1%	0.89%	to	-0.23%
2008	1.50%	to	2.60%	1,063,595	12.54	to	11.63	13,041,427	3.97%	5.87%	to	4.69%
2007	1.50%	to	2.60%	1,206,275	11.84	to	11.11	14,003,822	4.17%	5.3%	to	4.12%
2006	1.50%	to	2.60%	1,305,790	11.24	to	10.67	14,449,913	3.79%	1.46%	to	0.33%
2005	1.50%	to	2.60%	1,433,490	11.08	to	10.64	15,694,602	3.40%	1.47%	to	0.34%
NVIT Growth Fund - Class I (CAF)
2009	0.95%	to	2.05%	4,093,988	7.5	to	4.7	29,698,562	0.56%	32.2%	to	30.74%
2008	0.95%	to	2.50%	4,801,429	5.67	to	3.62	26,271,368	0.27%	-39.29%	to	-40.29%
2007	0.95%	to	2.50%	6,528,710	9.34	to	6.06	58,670,198	0.17%	18.4%	to	16.62%
2006	0.95%	to	2.50%	8,225,494	7.89	to	5.2	62,375,925	0.05%	5.16%	to	3.55%
2005	0.95%	to	2.50%	10,681,078	7.5	to	5.02	77,433,925	0.08%	5.49%	to	3.88%
NVIT Health Sciences Fund - Class I (GVGH1)
2009	1.25%			5,321	12.54			66,726	0.29%	17.67%
2008	1.25%			6,333	10.66			67,510	0.29%	-26.15%
2007	1.25%			7,058	14.43			101,855	0.08%	11.74%
2006	1.25%			7,575	12.92			97,832	0.00%	1.43%
2005	1.25%			8,212	12.73			104,566	0.00%	7.09%
NVIT Health Sciences Fund - Class III (GVGHS)
2009	0.95%	to	2.60%	1,040,801	13.12	to	11.48	13,394,642	0.3%	17.98%	to	16.02%
2008	0.95%	to	2.65%	1,656,216	11.12	to	9.87	18,079,598	0.26%	-25.94%	to	-27.26%
2007	0.95%	to	2.65%	1,469,574	15.01	to	13.57	21,665,919	0.07%	12.15%	to	10.26%
2006	0.95%	to	2.65%	1,954,346	13.38	to	12.31	25,738,556	0.00%	1.73%	to	0.01%
2005	0.95%	to	2.65%	2,518,573	13.16	to	12.31	32,740,994	0.00%	7.4%	to	5.6%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT International Index Fund - Class VIII (GVIX8)
2009	0.95%	to	1.85%	362,938	$8.48	to	8.2	$3,066,717	2.76%	27.39%	to	26.23%
2008	0.95%	to	2.20%	274,031	6.65	to	6.43	1,817,251	1.83%	-43.63%	to	-44.42%
2007	0.95%	to	2.20%	362,329	11.8	to	11.56	4,265,033	1.50%	8.34%	to	6.97%
2006	0.95%	to	2.25%	115,357	10.89	to	10.8	1,254,445	1.67%	8.94%	to	7.99%	*
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2009	0.95%	to	2.60%	4,157,079	12.47	to	10.91	50,579,875	1%	26%	to	23.73%
2008	0.95%	to	2.65%	4,774,409	9.9	to	8.79	46,171,625	2.06%	-37.44%	to	-38.58%
2007	0.95%	to	2.65%	5,211,450	15.82	to	14.31	80,716,360	1.96%	4.95%	to	3.2%
2006	0.95%	to	2.65%	6,062,158	15.08	to	13.86	89,691,367	2.02%	15.76%	to	13.85%
2005	0.95%	to	2.65%	5,839,704	13.02	to	12.18	74,890,629	1.87%	6.91%	to	5.13%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2009	0.95%	to	1.85%	127,959	11.57	to	11.5	1,477,660	1.94%	15.66%	to	15%	*
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2009	0.95%	to	1.20%	61,529	12.13	to	12.11	745,662	1.69%	21.27%	to	21.07%	*
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2009	0.95%	to	2.6%	5,109,651	12.47	to	10.91	62,303,928	1.86%	8.05%	to	6.25%
2008	0.95%	to	2.65%	6,279,027	11.54	to	10.25	70,932,244	3.37%	-6.92%	to	-8.51%
2007	0.95%	to	2.65%	7,077,704	12.4	to	11.2	86,027,776	3.28%	4.37%	to	2.6%
2006	0.95%	to	2.65%	8,816,232	11.88	to	10.91	102,990,687	3.08%	5.16%	to	3.38%
2005	0.95%	to	2.65%	9,613,350	11.29	to	10.56	107,088,116	2.76%	2.33%	to	0.6%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2009	0.95%	to	2.60%	24,580,501	11.28	to	11.07	303,672,799	1.42%	5.32%	to	15.97%
2008	0.95%	to	2.65%	25,414,593	10.71	to	9.51	265,963,303	2.73%	-23.93%	to	-25.27%
2007	0.95%	to	2.65%	32,085,878	14.08	to	12.73	442,506,944	2.66%	4.65%	to	2.89%
2006	0.95%	to	2.65%	36,140,122	13.45	to	12.37	477,611,346	2.40%	10.3%	to	8.45%
2005	0.95%	to	2.65%	37,043,015	12.2	to	11.4	445,329,806	2.28%	4.35%	to	2.6%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2009	0.95%	to	2.60%	11,933,118	12.7	to	11.12	147,623,643	1.2%	23.21%	to	21.16%
2008	0.95%	to	2.85%	14,184,832	10.31	to	9.03	142,707,758	2.41%	-32.04%	to	-33.4%
2007	0.95%	to	2.85%	17,437,628	15.17	to	13.55	258,849,290	2.30%	5.14%	to	3.17%
2006	0.95%	to	2.85%	19,708,022	14.43	to	13.14	278,982,910	2.19%	13.46%	to	11.34%
2005	0.95%	to	2.85%	20,208,078	12.72	to	11.8	253,047,764	2.10%	6.06%	to	4.08%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2009	0.95%	to	2.60%	7,849,777	12.71	to	11.13	97,464,346	1.65%	13.47%	to	11.58%
2008	0.95%	to	2.65%	9,861,417	11.2	to	9.95	107,990,890	3.08%	-15.85%	to	-17.32%
2007	0.95%	to	2.65%	11,879,449	13.31	to	12.03	154,894,244	3.02%	4.85%	to	3.08%
2006	0.95%	to	2.65%	13,785,352	12.7	to	11.67	171,885,452	2.72%	7.4%	to	5.59%
2005	0.95%	to	2.65%	15,406,649	11.82	to	11.06	179,533,287	2.60%	3.5%	to	1.75%
NVIT Leaders Fund - Class I (GVUS1)
2008	1.25%			221	8.28			1,830	0.78%	-50.53%
2007	1.25%			241	16.74			4,035	1.07%	10.16%
NVIT Leaders Fund - Class III (GVUSL)
2009	0.95%	to	2.20%	503,325	$12.24	to	11.06	6,073,923	0.85%	32.62%	to	30.95%
2008	0.95%	to	2.25%	663,781	9.23	to	8.43	6,047,515	0.76%	-50.42%	to	-51.13%
2007	0.95%	to	2.25%	854,701	18.61	to	17.25	15,708,795	0.96%	10.49%	to	9.1%
2006	0.95%	to	2.65%	1,305,544	16.84	to	15.5	21,591,447	0.73%	15.02%	to	13.12%
2005	0.95%	to	2.65%	974,521	14.64	to	13.7	14,087,780	1.51%	9.26%	to	7.46%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT Mid Cap Index Fund - Class I (MCIF)
2009	0.95%	to	2.30%	5,661,511	$20.54	to	16.09	$120,603,219	0.95%	35.46%	to	33.44%
2008	0.95%	to	2.45%	7,039,039	15.16	to	11.88	110,411,233	1.23%	-37.07%	to	-38.08%
2007	0.95%	to	2.70%	9,280,128	24.09	to	18.75	231,258,728	1.40%	6.53%	to	4.7%
2006	0.95%	to	2.70%	12,312,327	22.62	to	17.9	289,809,079	1.14%	8.85%	to	6.99%
2005	0.95%	to	2.70%	14,674,682	20.78	to	16.74	316,647,935	1.01%	11.04%	to	9.15%
NVIT Money Market Fund - Class I (SAM)
2009	0.95%	to	2.70%	31,981,566	12.84	to	10.08	394,485,878	0.04%	-0.91%	to	-2.66%
2008	0.95%	to	2.70%	55,065,021	12.96	to	10.35	684,634,966	2.01%	1.08%	to	-0.69%
2007	0.95%	to	2.70%	49,223,324	12.82	to	10.43	604,987,318	4.73%	3.79%	to	1.97%
2006	0.95%	to	2.60%	45,891,908	12.35	to	10.07	541,867,251	4.73%	3.54%	to	1.82%
2005	0.95%	to	2.60%	45,063,953	11.93	to	9.89	515,102,832	2.84%	1.7%	to	0.01%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2009	1.10%			813	13.48			10,958	0.00%	34.8%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2009	0.95%	to	2.40%	9,022,689	8.25	to	8.03	74,212,142	0.87%	35.16%	to	32.99%
2008	0.95%	to	2.20%	634,973	6.1	to	6.04	3,869,465	0.11%	-38.99%	to	-39.56%	*
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2009	1.25%			230	11.82			2,718	1.88%	27.89%
2008	1.25%			249	9.24			2,301	1.55%	-47.15%
2007	1.25%			269	17.49			4,704	1.71%	1.42%
2006	1.25%			290	17.24			5,000	1.84%	20.88%
2005	1.25%			313	14.26			4,465	1.14%	10.39%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2009	0.95%	to	2.20%	1,150,634	15.49	to	14.23	17,575,662	2.06%	28.6%	to	26.98%
2008	0.95%	to	2.25%	1,767,075	12.04	to	11.2	21,040,830	1.71%	-46.84%	to	-47.63%
2007	0.95%	to	2.40%	2,772,176	22.65	to	21.23	62,192,874	2.18%	1.95%	to	0.51%
2006	0.95%	to	2.65%	3,773,123	22.22	to	20.92	83,144,686	2.01%	21.58%	to	19.6%
2005	0.95%	to	2.65%	3,202,480	18.28	to	17.49	58,153,730	1.57%	10.99%	to	9.16%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2009	1.50%	to	2.60%	67,302	10.37	to	9.73	687,819	0.99%	27.55%	to	26.12%
2008	1.50%	to	2.60%	78,668	8.13	to	7.71	631,418	1.60%	-47.26%	to	-47.85%
2007	1.50%	to	2.60%	106,356	15.41	to	14.79	1,622,051	2.12%	1.15%	to	0.01%
2006	1.50%	to	2.60%	110,527	15.23	to	14.79	1,669,584	2.05%	20.58%	to	19.23%
2005	1.50%	to	2.45%	67,378	12.63	to	12.43	847,614	1.29%	10.13%	to	9.07%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2009	0.95%	to	2.20%	1,116,209	8.13	to	7.94	9,044,189	0.86%	28.54%	to	26.74%
2008	0.95%	to	1.60%	8,873	6.32	to	6.3	56,087	0.27%	-36.76%	to	-37.04%	*
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2009	1.50%	to	2.60%	138,048	8.02	to	7.87	1,101,310	0.48%	27.41%	to	25.99%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2009	0.95%	to	2.60%	671,187	7.96	to	7.74	5,292,201	1.17%	26.2%	to	24.1%
2008	0.95%	to	2.20%	14,426	6.31	to	6.25	90,859	0.69%	-36.92%	to	-37.45%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2009	0.95%	to	2.40%	13,643,300	7.86	to	7.65	106,907,689	0.00%	25.91%	to	23.87%
2008	0.95%	to	2.20%	246,427	6.24	to	6.18	1,535,794	0.00%	-37.6%	to	-38.17%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2009	1.20%	to	2.10%	970,197	7.79	to	7.67	7,545,630	0.00%	25.19%	to	24.05%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2009	0.95%	to	2.25%	9,387,443	8.68	to	8.49	81,175,736	1.17%	29.23%	to	27.53%
2008	0.95%	to	2.20%	457,440	6.71	to	6.65	3,067,897	1.04%	-32.85%	to	-33.46%	*
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2009	0.95%	to	2.20%	2,405,794	11.76	to	10.27	27,692,099	0.00%	26.25%	to	24.66%
2008	0.95%	to	2.65%	2,959,328	9.31	to	7.87	26,975,411	0.00%	-46.93%	to	-47.93%
2007	0.95%	to	2.65%	3,798,082	17.55	to	15.12	65,218,049	0.00%	8.7%	to	6.87%
2006	0.95%	to	2.65%	5,120,028	16.14	to	14.15	80,726,968	0.00%	2.23%	to	0.52%
2005	0.95%	to	2.65%	5,993,892	15.79	to	14.08	92,742,674	0.00%	7.07%	to	5.29%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2009	1.50%	to	2.60%	75,333	$8.1	to	7.43	$594,293	0.00%	25.28%	to	23.88%
2008	1.50%	to	2.60%	93,131	6.47	to	6	588,793	0.00%	-47.34%	to	-47.93%
2007	1.50%	to	2.60%	103,133	12.28	to	11.52	1,241,038	0.00%	7.85%	to	6.64%
2006	1.50%	to	2.60%	122,637	11.38	to	10.8	1,373,239	0.00%	1.44%	to	0.31%
2005	1.50%	to	2.60%	180,755	11.22	to	10.77	2,007,699	0.00%	6.12%	to	4.94%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2009	0.95%	to	2.40%	5,299,089	20	to	14.61	119,917,757	0.58%	25.02%	to	23.19%
2008	0.95%	to	2.85%	6,639,101	16	to	13.6	120,429,640	1.07%	-32.8%	to	-34.17%
2007	0.95%	to	2.85%	9,022,810	23.81	to	20.66	244,691,979	1.12%	-7.78%	to	-9.53%
2006	0.95%	to	2.85%	12,096,038	25.82	to	22.84	359,425,766	0.44%	16.18%	to	14.02%
2005	0.95%	to	2.85%	15,479,024	22.22	to	20.03	393,884,010	0.06%	2.1%	to	0.19%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2009	1.50%	to	2.60%	123,050	11.13	to	10.21	1,335,668	0.54%	23.97%	to	22.59%
2008	1.50%	to	2.60%	148,938	8.98	to	8.33	1,308,555	0.86%	-33.32%	to	-34.06%
2007	1.50%	to	2.60%	199,657	13.47	to	12.64	2,640,730	0.94%	-8.63%	to	-9.66%
2006	1.50%	to	2.60%	241,778	14.74	to	13.99	3,513,687	0.22%	15.35%	to	14.06%
2005	1.50%	to	2.60%	265,601	12.78	to	12.26	3,359,146	0.00%	1.24%	to	0.12%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2009	0.95%	to	2.25%	6,145,117	18.81	to	11.32	125,332,191	0.27%	33.42%	to	31.67%
2008	0.95%	to	2.65%	7,666,352	14.1	to	12.51	117,309,267	0.78%	-38.78%	to	-39.91%
2007	0.95%	to	2.70%	10,099,992	23.03	to	20.72	253,285,980	0.08%	1.16%	to	-0.59%
2006	0.95%	to	2.70%	12,928,900	22.77	to	20.84	324,063,535	0.10%	10.98%	to	9.08%
2005	0.95%	to	2.70%	15,568,695	20.51	to	19.11	350,774,843	0.00%	11.25%	to	9.37%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2009	1.50%	to	2.60%	239,791	12.42	to	11.4	2,898,029	0.16%	32.41%	to	30.93%
2008	1.50%	to	2.60%	281,038	9.38	to	8.7	2,575,248	0.59%	-39.28%	to	-39.96%
2007	1.50%	to	2.60%	316,449	15.45	to	14.5	4,795,091	0.00%	0.36%	to	-0.77%
2006	1.50%	to	2.60%	350,572	15.39	to	14.61	5,311,628	0.05%	10.08%	to	8.85%
2005	1.50%	to	2.60%	364,034	13.98	to	13.42	5,027,436	0.00%	10.33%	to	9.1%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2009	0.95%	to	2.60%	5,382,701	15.24	to	12.59	80,458,840	9.45%	23.2%	to	21.15%
2008	0.95%	to	2.60%	6,067,116	12.37	to	10.39	73,652,612	6.83%	-18.08%	to	-19.44%
2007	0.95%	to	2.60%	9,025,394	15.1	to	12.83	133,623,996	3.91%	3.63%	to	1.91%
2006	0.95%	to	2.65%	10,669,793	14.57	to	12.54	152,161,010	3.94%	3.84%	to	2.08%
2005	0.95%	to	2.65%	12,458,176	14.03	to	12.28	171,819,314	3.90%	1.21%	to	-0.5%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2009	0.95%	to	2.20%	2,035,595	10.48	to	10.26	21,275,367	2.48%	6.09%	to	4.77%
2008	0.95%	to	2.20%	208,273	9.88	to	9.8	2,054,736	2.36%	-1.2%	to	-2.03%	*
NVIT Technology & Communications Fund - Class I (GGTC)
2009	0.95%	to	1.90%	318,647	3.04	to	2.78	956,649	0.00%	51.02%	to	49.57%
2008	0.95%	to	1.90%	374,006	2.02	to	1.86	747,529	0.00%	-49.06%	to	-49.55%
2007	0.95%	to	2.20%	455,623	3.96	to	4.45	1,833,559	0.00%	18.95%	to	17.53%
2006	0.95%	to	2.20%	572,880	3.33	to	3.78	1,988,895	0.00%	10.12%	to	8.78%
2005	0.95%	to	2.20%	788,346	3.02	to	2.83	2,499,299	0.00%	-1.46%	to	-2.7%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT Technology & Communications Fund - Class III (GGTC3)
2009	0.95%	to	2.25%	1,054,005	$11.26	to	10.17	$11,699,017	0.00%	51%	to	49.02%
2008	0.95%	to	2.40%	530,725	7.45	to	6.75	3,893,594	0.00%	-49.08%	to	-49.89%
2007	0.95%	to	2.55%	1,242,540	14.64	to	13.36	17,936,450	0.00%	19.04%	to	17.2%
2006	0.95%	to	2.40%	1,016,600	12.3	to	11.48	12,346,090	0.00%	10.03%	to	8.47%
2005	0.95%	to	2.40%	916,675	11.18	to	10.59	10,136,663	0.00%	-1.46%	to	-2.91%
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2009	1.25%	to	2.25%	21,372	12.91	to	9.51	240,376	0.00%	24.27%	to	23.01%
2008	1.25%	to	2.25%	32,147	10.39	to	7.74	303,734	0.00%	-42.03%	to	-42.62%
2007	1.25%	to	2.25%	29,414	17.91	to	13.48	491,713	0.00%	20.95%	to	19.72%
2006	1.25%	to	2.25%	30,749	14.81	to	11.26	430,940	0.36%	-1.53%	to	-2.53%
2005	1.25%	to	2.25%	21,415	15.04	to	11.55	316,390	0.00%	10.57%	to	15.52%	*
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)
2009	0.95%	to	2.60%	657,631	12.17	to	10.65	7,854,087	0.00%	24.6%	to	22.52%
2008	0.95%	to	2.60%	806,416	9.76	to	8.69	7,732,189	0.00%	-41.82%	to	-42.79%
2007	0.95%	to	2.60%	1,182,851	16.78	to	15.19	19,501,101	0.00%	21.26%	to	19.23%
2006	0.95%	to	2.65%	1,642,957	13.84	to	12.72	22,390,777	0.25%	-1.23%	to	-2.89%
2005	0.95%	to	2.65%	1,991,805	14.01	to	13.1	27,583,203	0.00%	10.93%	to	9.1%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2009	0.95%	to	1.85%	103,250	12.98	to	12.9	1,339,008	0.33%	29.77%	to	28.98%	*
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
2009	1.95%			983	12.87			12,649	0.00%	28.68%			*
Templeton NVIT International Value Fund - Class III (NVTIV3)
2009	0.95%	to	2.20%	452,463	12.95	to	12.85	5,854,117	0.45%	29.52%	to	28.49%	*
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2009	0.95%	to	2.20%	2,805,689	10.74	to	7.97	29,662,654	1.09%	27.33%	to	25.55%
2008	0.95%	to	2.65%	3,874,794	8.43	to	6.06	32,033,298	1.92%	-37.59%	to	-38.75%
2007	0.95%	to	2.60%	5,253,145	13.51	to	9.94	69,826,598	1.77%	-3.15%	to	-4.72%
2006	0.95%	to	2.60%	6,614,484	13.95	to	10.43	90,688,992	1.68%	14.81%	to	12.95%
2005	0.95%	to	2.60%	7,349,707	12.15	to	9.24	88,152,657	1.60%	3.26%	to	1.59%
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2009	0.95%	to	2.60%	13,652,000	7.27	to	7.07	98,956,949	2.14%	29.59%	to	27.43%
2008	0.95%	to	1.95%	155,589	5.61	to	5.57	871,617	4.12%	-43.89%	to	-44.27%	*
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2009	0.95%	to	2.35%	2,844,136	10.38	to	9.44	29,105,787	7.43%	12.25%	to	10.66%
2008	0.95%	to	2.35%	3,139,734	9.25	to	8.53	28,745,640	3.94%	-14.25%	to	-15.46%
2007	0.95%	to	2.35%	4,927,107	10.78	to	10.09	52,802,423	2.80%	3.77%	to	2.3%
2006	0.95%	to	2.35%	5,053,380	10.39	to	9.86	52,415,451	3.28%	3.21%	to	1.76%
2005	0.95%	to	2.35%	4,630,463	10.07	to	9.69	46,690,045	2.91%	0.48%	to	-0.93%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2009	0.95%	to	1.90%	356,059	10.9	to	10.83	3,876,841	0.81%	8.97%	to	8.27%	*
Low Duration Portfolio - Advisor Class (PMVLAD)
2009	0.95%	to	2.25%	1,622,430	10.98	to	10.88	17,783,700	1.43%	9.76%	to	8.83%	*
V.I. Basic Balanced Fund - Series I (AVB)
2009	0.95%	to	2.05%	37,731	9.46	to	8.63	347,836	5.62%	32.57%	to	30.94%
2008	0.95%	to	2.05%	43,568	7.14	to	6.59	302,629	4.40%	-38.91%	to	-39.65%
2007	0.95%	to	2.05%	51,932	11.69	to	10.92	592,270	2.78%	1.23%	to	0.14%
2006	0.95%	to	2.05%	67,132	11.54	to	10.91	759,789	1.91%	9.51%	to	8.33%
2005	0.95%	to	2.05%	72,175	10.54	to	10.07	749,591	1.43%	4.29%	to	3.16%
V.I. Basic Value Fund - Series II (AVBV2)
2009	1.25%			8,622	9.4			81,041	0.02%	45.89%
2008	0.95%	to	2.60%	642,858	5.1	to	5.51	3,559,622	0.46%	-52.36%	to	-53.16%
2007	0.95%	to	2.60%	689,206	10.71	to	11.75	8,284,492	0.33%	0.4%	to	-1.29%
2006	0.95%	to	2.60%	788,633	10.67	to	11.91	9,603,590	0.13%	6.66%	to	10.01%	*
2005	1.50%	to	2.60%	723,691	11.28	to	10.82	8,064,422	0.00%	3.85%	to	2.69%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
V.I. Capital Appreciation Fund - Series I (AVCA)
2009	0.95%	to	1.75%	11,670	$9	to	5.76	$101,643	0.71%	19.93%	to	18.76%
2008	0.95%	to	1.75%	11,674	7.51	to	4.85	85,201	0.00%	-43.04%	to	-43.57%
2007	0.95%	to	1.75%	14,793	13.18	to	8.59	190,381	0.00%	10.94%	to	10.1%
2006	0.95%	to	1.75%	16,225	11.88	to	7.81	189,293	0.06%	5.29%	to	4.49%
2005	0.95%	to	1.75%	16,471	11.28	to	7.47	182,226	0.06%	7.81%	to	6.97%
V.I. Capital Appreciation Fund - Series II (AVCA2)
2009	0.95%	to	2.60%	147,550	7.45	to	8.01	1,192,449	0.23%	19.57%	to	17.58%
2008	0.95%	to	2.60%	153,590	6.23	to	6.81	1,048,390	0.00%	-43.17%	to	-44.12%
2007	0.95%	to	2.60%	161,870	10.96	to	12.19	1,968,091	0.00%	10.67%	to	8.81%
2006	0.95%	to	2.60%	157,478	9.9	to	11.21	1,783,140	0.00%	-0.98%	to	3.31%	*
2005	1.50%	to	2.60%	135,164	11.3	to	10.85	1,507,567	0.00%	6.95%	to	5.76%
V.I. Capital Development Fund - Series II (AVCD2)
2009	0.95%	to	2.50%	208,876	8.15	to	10.18	1,772,494	0.00%	40.64%	to	38.44%
2008	0.95%	to	2.50%	194,563	5.79	to	7.35	1,175,536	0.00%	-47.63%	to	-48.45%
2007	0.95%	to	2.60%	344,231	11.06	to	14.22	3,993,353	0.00%	9.49%	to	7.66%
2006	0.95%	to	2.60%	240,855	10.11	to	13.2	2,691,334	0.00%	1.05%	to	13.24%	*
2005	1.50%	to	2.45%	17,863	11.88	to	11.69	211,370	0.00%	7.63%	to	6.6%
V.I. Core Equity Fund - Series I (AVGI)
2009	0.95%	to	1.55%	41,016	12.56	to	11.96	497,604	2.3%	27.08%	to	26.31%
2008	0.95%	to	1.55%	31,402	9.89	to	9.47	301,847	1.70%	-30.81%	to	-31.23%
2007	0.95%	to	1.55%	45,118	14.29	to	13.77	628,584	1.14%	7.08%	to	6.43%
2006	0.95%	to	1.55%	46,417	13.34	to	12.93	605,844	0.86%	15.6%	to	14.9%
2005	0.95%	to	1.55%	13,069	11.54	to	11.26	147,684	1.40%	4.31%	to	3.68%
V.I. Core Equity Fund - Series II (AVCE2)
2009	1.50%	to	2.60%	113,102	9.92	to	9.52	1,105,384	1.48%	26.06%	to	24.65%
2008	1.50%	to	2.60%	161,347	7.87	to	7.63	1,255,694	2.13%	-31.37%	to	-32.14%
2007	1.50%	to	2.60%	148,885	11.46	to	11.25	1,696,260	0.91%	6.25%	to	5.06%
2006	1.50%	to	2.60%	173,478	10.79	to	10.71	1,867,311	1.03%	7.89%	to	7.08%	*
V.I. Global Health Care Fund - Series I (IVHS)
2009	0.95%	to	1.25%	11,235	10.55	to	10.44	117,816	0.4%	26.5%	to	25.93%
2008	0.95%	to	1.20%	9,622	8.34	to	8.29	79,955	0.00%	-29.32%	to	-29.51%
2007	0.95%	to	1.15%	6,191	11.8	to	11.76	72,864	0.00%	10.9%	to	10.53%
2006	1.10%	to	1.15%	4,361	10.64			46,401	0.00%	6.4%			*
V.I. Global Real Estate Fund - Series I (IVRE)
2009	0.95%	to	1.30%	36,267	8.6	to	8.49	310,149	0.00%	30.3%	to	29.82%
2008	0.95%	to	1.30%	32,265	6.6	to	6.54	212,007	5.42%	-45.18%	to	-45.36%
2007	0.95%	to	1.30%	41,195	12.04	to	11.97	494,841	6.36%	-6.3%	to	-6.85%
2006	1.10%	to	1.20%	8,689	12.85			111,654	1.88%	28.5%			*
V.I. Large Cap Growth Fund - Series I (AVLCG)
2008	0.95%	to	2.05%	44,214	7.17	to	6.95	313,946	0.01%	-38.87%	to	-39.6%
2007	0.95%	to	2.05%	46,389	11.73	to	11.51	541,476	0.03%	14.54%	to	13.32%
2006	0.95%	to	2.05%	44,482	10.24	to	10.16	454,392	0.33%	2.37%	to	10.45%	*
VPS Growth and Income Portfolio - Class B (ALVGIB)
2009	1.50%	to	2.60%	174,315	9.54	to	8.75	1,623,035	3.48%	18.54%	to	17.22%
2008	1.50%	to	2.60%	193,493	8.04	to	7.46	1,525,163	1.77%	-41.59%	to	-42.24%
2007	1.50%	to	2.60%	246,507	13.77	to	12.92	3,331,646	1.27%	3.28%	to	2.12%
2006	1.50%	to	2.60%	310,719	13.33	to	12.65	4,080,190	1.16%	15.23%	to	13.95%
2005	1.50%	to	2.60%	372,816	11.57	to	11.11	4,263,859	1.26%	3.03%	to	1.88%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2009	1.50%	to	2.60%	204,515	$10.06	to	9.23	$2,012,131	0.00%	35.05%	to	33.54%
2008	1.50%	to	2.60%	224,033	7.45	to	6.91	1,635,999	0.00%	-40.73%	to	-41.39%
2007	1.50%	to	2.60%	261,646	12.57	to	11.79	3,233,536	0.00%	11.9%	to	10.64%
2006	1.50%	to	2.60%	309,329	11.23	to	10.66	3,426,400	0.00%	-2.13%	to	-3.22%
2005	1.50%	to	2.60%	364,109	11.48	to	11.01	4,135,843	0.00%	13.13%	to	11.87%
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2009	0.95%	to	2.60%	714,580	8.78	to	12.96	7,535,414	0.68%	41.3%	to	38.95%
2008	0.95%	to	2.60%	548,109	6.21	to	9.33	4,242,720	0.34%	-37.85%	to	-37.42%	*
2007	1.50%	to	2.60%	301,006	15.88	to	14.9	4,684,007	0.71%	0%	to	-1.13%
2006	1.50%	to	2.60%	386,718	15.88	to	15.07	6,042,234	0.23%	12.49%	to	11.24%
2005	1.50%	to	2.60%	411,436	14.12	to	13.55	5,735,857	0.55%	5.04%	to	3.87%
VP Income & Growth Fund - Class I (ACVIG)
2009	0.95%	to	2.20%	5,855,561	12.69	to	7.94	70,573,993	4.88%	16.97%	to	15.5%
2008	0.95%	to	2.65%	7,348,426	10.85	to	6.89	75,486,167	2.14%	-35.21%	to	-36.4%
2007	0.95%	to	2.70%	9,788,983	16.74	to	10.79	154,835,106	2.01%	-1.02%	to	-2.72%
2006	0.95%	to	2.70%	12,795,441	16.92	to	11.09	204,032,784	1.87%	15.98%	to	13.98%
2005	0.95%	to	2.70%	16,105,305	14.59	to	9.73	222,580,367	2.05%	3.64%	to	1.86%
VP Income & Growth Fund - Class II (ACVIG2)
2009	1.50%	to	2.60%	163,644	10.02	to	9.19	1,589,419	4.41%	16.01%	to	14.71%
2008	1.50%	to	2.60%	192,829	8.64	to	8.01	1,623,634	1.86%	-35.71%	to	-36.43%
2007	1.50%	to	2.60%	265,462	13.44	to	12.61	3,487,820	1.75%	-1.94%	to	-3.04%
2006	1.50%	to	2.60%	300,974	13.7	to	13	4,049,472	1.46%	15.07%	to	13.79%
2005	1.50%	to	2.60%	410,337	11.91	to	11.43	4,825,948	1.76%	2.95%	to	1.81%
VP Inflation Protection Fund - Class II (ACVIP2)
2009	0.95%	to	2.45%	5,478,989	12.56	to	11.34	68,026,571	1.65%	9.17%	to	7.51%
2008	0.95%	to	2.60%	5,726,351	11.5	to	10.46	65,214,085	4.90%	-2.52%	to	-4.15%
2007	0.95%	to	2.45%	4,431,444	11.8	to	10.99	51,890,335	4.19%	8.45%	to	6.8%
2006	0.95%	to	2.45%	4,707,380	10.88	to	10.29	50,948,708	3.29%	0.62%	to	-0.89%
2005	0.95%	to	2.45%	6,256,324	10.82	to	10.38	67,454,314	4.79%	0.6%	to	-0.92%
VP International Fund - Class I (ACVI)
2009	0.95%	to	1.75%	125,256	14.51	to	10.63	1,802,949	3.52%	32.49%	to	31.42%
2008	0.95%	to	2.20%	3,336,445	10.95	to	7.73	35,539,884	0.86%	-45.35%	to	-46.04%
2007	0.95%	to	2.20%	4,451,587	20.04	to	14.33	86,714,737	0.74%	16.93%	to	15.45%
2006	0.95%	to	2.30%	6,064,805	17.14	to	12.55	100,851,481	1.67%	23.84%	to	22.26%
2005	0.95%	to	2.30%	7,696,317	13.84	to	10.26	103,644,925	1.18%	12.18%	to	10.72%
VP International Fund - Class III (ACVI3)
2009	1.20%	to	1.75%	11,571	13.06	to	12.51	145,033	3.59%	32.16%	to	31.42%
2008	0.95%	to	2.40%	3,095,336	10.05	to	9.12	30,650,236	0.85%	-45.35%	to	-46.21%
2007	0.95%	to	2.40%	4,069,860	18.39	to	16.95	73,855,522	0.71%	16.93%	to	15.31%
2006	0.95%	to	2.40%	4,778,927	15.73	to	14.7	74,273,751	1.66%	23.84%	to	22.14%
2005	0.95%	to	2.60%	5,518,253	12.7	to	11.95	69,436,041	1.13%	12.03%	to	10.23%
VP Mid Cap Value Fund - Class I (ACVMV1)
2009	0.95%	to	2.70%	1,084,995	10.34	to	11.51	11,196,510	3.66%	28.71%	to	26.35%
2008	0.95%	to	2.70%	1,333,554	8.04	to	9.11	10,844,194	0.09%	-25.07%	to	-26.46%
2007	0.95%	to	2.70%	1,184,247	10.72	to	12.39	13,140,130	0.91%	-3.24%	to	-4.9%
2006	0.95%	to	2.10%	710,275	11.08	to	13.16	8,181,606	1.17%	10.83%	to	10.02%	*

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VP Mid Cap Value Fund - Class II (ACVMV2)
2009	1.25%	to	2.25%	35,520	$12.26	to	11.69	$426,241	3.66%	28.18%	to	26.9%
2008	1.25%	to	2.25%	32,785	9.56	to	9.21	309,671	0.07%	-25.45%	to	-26.21%
2007	1.25%	to	2.25%	32,641	12.83	to	12.48	416,040	0.83%	-3.65%	to	-4.63%
2006	1.25%	to	2.25%	8,750	13.31	to	13.09	115,621	0.63%	18.73%	to	17.53%
2005	1.25%	to	2.25%	4,747	11.21	to	11.14	53,154	1.38%	12.13%	to	11.38%	*
VP Ultra(R) Fund - Class I (ACVU1)
2009	1.60%	to	1.75%	3,041	9.24	to	9.13	27,971	0.46%	32.33%	to	32.13%
2008	0.95%	to	2.60%	624,611	7.3	to	6.52	4,484,214	0.00%	-42.04%	to	-43.05%
2007	0.95%	to	2.60%	1,401,693	12.59	to	11.45	17,358,338	0.00%	19.86%	to	17.9%
2006	0.95%	to	2.60%	1,154,945	10.5	to	9.71	11,969,379	0.00%	-4.19%	to	-5.79%
2005	0.95%	to	2.60%	1,997,032	10.96	to	10.31	21,677,939	0.00%	1.2%	to	-0.46%
VP Ultra(R) Fund - Class II (ACVU2)
2008	1.50%	to	2.60%	143,661	6.95	to	6.45	976,692	0.00%	-42.52%	to	-43.17%
2007	1.50%	to	2.60%	152,411	12.1	to	11.35	1,808,127	0.00%	19.02%	to	17.68%
2006	1.50%	to	2.60%	188,556	10.16	to	9.64	1,888,473	0.00%	-4.83%	to	-5.89%
2005	1.50%	to	2.60%	281,896	10.68	to	10.25	2,984,012	0.00%	0.45%	to	-0.67%
VP Value Fund - Class I (ACVV)
2009	0.95%	to	2.30%	10,383,543	17	to	13.79	178,152,843	5.83%	18.72%	to	16.99%
2008	0.95%	to	2.65%	13,651,071	14.32	to	11.37	196,852,924	2.57%	-27.47%	to	-28.8%
2007	0.95%	to	2.65%	18,297,238	19.75	to	15.97	363,738,720	1.77%	-6.04%	to	-7.62%
2006	0.95%	to	2.65%	24,152,492	21.02	to	17.29	511,945,824	1.37%	17.53%	to	15.57%
2005	0.95%	to	2.65%	28,163,939	17.88	to	14.96	508,897,035	0.89%	4.04%	to	2.3%
VP Value Fund - Class II (ACVV2)
2009	1.50%	to	2.60%	358,036	11.75	to	10.78	4,107,489	5.56%	17.93%	to	16.61%
2008	1.50%	to	2.60%	431,804	9.96	to	9.24	4,213,977	2.37%	-27.9%	to	-28.71%
2007	1.50%	to	2.60%	539,862	13.82	to	12.97	7,328,653	1.55%	-6.74%	to	-7.78%
2006	1.50%	to	2.60%	597,711	14.82	to	14.06	8,726,674	1.17%	16.69%	to	15.39%
2005	1.50%	to	2.60%	718,655	12.7	to	12.19	9,030,848	0.71%	3.29%	to	2.14%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.95%	to	2.20%	889,566	6.74	to	8.38	6,061,323	0.00%	-49.11%	to	-49.8%
2007	0.95%	to	2.55%	2,287,313	13.24	to	16.54	31,504,187	0.00%	38.44%	to	36.31%
2006	0.95%	to	1.65%	46,824	9.57	to	9.52	465,527	0.00%	-4.34%	to	-4.79%	*
VP Vista(SM) Fund - Class II (ACVVS2)
2008	1.25%	to	2.25%	32,734	8.52	to	8.21	274,343	0.00%	-49.36%	to	-49.87%
2007	1.25%	to	2.25%	27,543	16.83	to	16.38	460,497	0.00%	37.78%	to	36.38%
2006	1.25%	to	2.25%	1,368	12.21	to	12.01	16,525	0.00%	7.52%	to	6.43%
2005	1.25%	to	2.25%	1,310	11.36	to	11.28	14,808	0.00%	13.61%	to	12.84%	*
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2009	0.95%	to	2.25%	2,276,941	12.61	to	11.4	28,341,084	2.39%	23.84%	to	22.21%
2008	0.95%	to	2.30%	2,956,423	10.18	to	9.3	29,718,594	0.83%	-31.57%	to	-32.57%
2007	0.95%	to	2.30%	2,832,247	14.88	to	13.79	41,592,170	0.42%	-1.6%	to	-2.91%
2006	0.95%	to	2.45%	3,827,015	15.12	to	14.11	57,168,985	0.46%	13.33%	to	11.68%
2005	0.95%	to	2.45%	4,740,947	13.35	to	12.63	62,677,695	0.00%	6.22%	to	4.68%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2009	0.95%	to	2.40%	29,044,402	12.66	to	8.1	351,401,392	2.06%	25.13%	to	23.13%
2008	0.95%	to	2.65%	34,537,124	10.12	to	6.41	333,126,530	2.04%	-37.74%	to	-38.87%
2007	0.95%	to	2.65%	44,544,149	16.25	to	10.49	687,316,477	1.71%	4.25%	to	2.51%
2006	0.95%	to	2.65%	57,892,321	15.59	to	10.23	853,698,329	1.60%	14.4%	to	12.49%
2005	0.95%	to	2.65%	71,700,975	13.63	to	9.1	928,266,696	1.56%	3.7%	to	1.96%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2009	0.95%	to	2.25%	4,390,417	$10.7	to	5.65	$45,732,384	0.98%	32.48%	to	30.75%
2008	0.95%	to	2.25%	5,103,159	8.07	to	5.36	40,160,422	0.78%	-35.05%	to	-35.95%
2007	0.95%	to	2.70%	6,507,082	12.43	to	8.03	78,657,447	0.56%	6.76%	to	4.91%
2006	0.95%	to	2.70%	8,426,635	11.64	to	7.66	94,920,399	0.11%	8.17%	to	6.29%
2005	0.95%	to	2.70%	10,565,350	10.76	to	7.21	110,388,147	0.00%	2.63%	to	0.85%
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
2009	1.50%	to	2.60%	12,253	9.53	to	8.75	114,013	0.65%	31.44%	to	29.97%
2008	1.50%	to	2.60%	13,576	7.25	to	6.73	96,608	0.44%	-35.57%	to	-36.29%
2007	1.50%	to	2.60%	18,076	11.26	to	10.56	199,928	0.29%	5.87%	to	4.68%
2006	1.50%	to	2.60%	21,134	10.63	to	10.09	221,499	0.00%	7.33%	to	6.13%
2005	1.50%	to	2.60%	31,607	9.91	to	9.51	309,376	0.00%	1.81%	to	0.67%
Appreciation Portfolio - Initial Shares (DCAP)
2009	0.95%	to	2.45%	4,306,442	14.25	to	9.1	57,939,394	2.62%	21.39%	to	19.44%
2008	0.95%	to	2.45%	5,283,363	11.74	to	7.61	58,519,397	2.08%	-30.22%	to	-31.32%
2007	0.95%	to	2.45%	6,500,979	16.82	to	11.09	103,040,409	1.63%	6.11%	to	4.56%
2006	0.95%	to	2.60%	8,535,184	15.85	to	10.48	127,178,838	1.60%	15.37%	to	13.5%
2005	0.95%	to	2.60%	10,849,045	13.74	to	9.23	140,981,903	0.02%	3.39%	to	1.7%
Appreciation Portfolio - Service Shares (DCAPS)
2009	1.50%	to	2.60%	170,902	10.58	to	9.7	1,765,657	2.67%	20.4%	to	19.05%
2008	1.50%	to	2.60%	243,047	8.79	to	8.15	2,082,345	1.75%	-30.78%	to	-31.55%
2007	1.50%	to	2.60%	281,395	12.69	to	11.91	3,498,498	1.36%	5.24%	to	4.06%
2006	1.50%	to	2.60%	328,325	12.06	to	11.44	3,894,443	1.32%	14.47%	to	13.2%
2005	1.50%	to	2.60%	353,031	10.53	to	10.11	3,670,539	0.00%	2.56%	to	1.42%
Developing Leaders Portfolio - Initial Shares (DSC)
2009	0.95%	to	1.55%	17,873	9	to	8.57	157,759	1.58%	24.84%	to	24.08%
2008	0.95%	to	1.55%	17,445	7.21	to	6.9	123,595	1.08%	-38.19%	to	-38.56%
2007	0.95%	to	1.85%	42,914	11.66	to	9.91	453,757	0.75%	-11.91%	to	-12.71%
2006	0.95%	to	1.85%	41,384	13.24	to	11.35	497,921	0.40%	2.79%	to	1.88%
2005	0.95%	to	1.85%	39,559	12.88	to	11.14	466,784	0.00%	4.8%	to	3.88%
International Value Portfolio - Initial Shares (DVIV)
2009	0.95%	to	1.55%	16,864	15.69	to	14.93	257,017	4.12%	29.73%	to	28.94%
2008	0.95%	to	1.55%	20,031	12.09	to	11.58	235,670	2.72%	-37.92%	to	-38.29%
2007	0.95%	to	1.55%	26,630	19.48	to	18.77	506,713	1.58%	3.16%	to	2.53%
2006	0.95%	to	1.55%	27,160	18.88	to	18.3	503,070	1.40%	21.44%	to	20.7%
2005	0.95%	to	1.55%	29,758	15.55	to	15.16	455,973	0.00%	10.83%	to	10.16%
Capital Appreciation Fund II - Service Shares (FCA2S)
2009	1.50%	to	2.20%	58,283	9.99	to	9.46	565,180	0.71%	11.57%	to	10.77%
2008	1.50%	to	2.20%	70,121	8.95	to	8.54	612,911	0.02%	-30.72%	to	-31.22%
2007	1.50%	to	2.20%	84,547	12.92	to	12.41	1,070,416	0.57%	7.99%	to	7.22%
2006	1.50%	to	2.60%	94,849	11.97	to	11.36	1,115,659	0.53%	14.05%	to	12.78%
2005	1.50%	to	2.60%	101,179	10.49	to	10.07	1,048,079	0.82%	0.17%	to	-0.94%
Clover Value Fund II - Service Shares (FALFS)
2009	1.50%	to	2.60%	23,209	8.41	to	7.72	187,104	2.34%	12.79%	to	11.53%
2008	1.50%	to	2.60%	27,949	7.46	to	6.92	201,610	1.41%	-34.95%	to	-35.68%
2007	1.50%	to	2.60%	43,489	11.46	to	10.76	488,122	1.33%	-11.22%	to	-12.22%
2006	1.50%	to	2.60%	49,357	12.91	to	12.25	626,940	1.32%	14.74%	to	13.46%
2005	1.50%	to	2.60%	58,134	11.25	to	10.8	644,442	1.25%	3.21%	to	2.06%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
High Income Bond Fund II - Service Shares (FHIBS)
2009	1.50%	to	2.60%	242,434	$15.24	to	13.98	$3,594,078	10.82%	50.19%	to	48.52%
2008	1.50%	to	2.60%	273,394	10.15	to	9.41	2,716,350	9.62%	-27.2%	to	-28.02%
2007	1.50%	to	2.60%	339,327	13.94	to	13.08	4,625,870	7.96%	1.63%	to	0.49%
2006	1.50%	to	2.60%	381,404	13.71	to	13.01	5,132,472	8.12%	8.91%	to	7.7%
2005	1.50%	to	2.60%	429,576	12.59	to	12.08	5,327,276	8.31%	0.74%	to	-0.38%
Market Opportunity Fund II - Service Shares (FVMOS)
2009	0.95%	to	2.20%	312,243	9.93	to	9.48	3,079,972	1.98%	0.32%	to	-0.94%
2008	0.95%	to	2.40%	469,126	9.9	to	9.52	4,620,131	1.76%	-1.81%	to	-3.24%
2007	0.95%	to	1.85%	121,945	10.08	to	9.93	1,223,240	1.48%	-2.43%	to	-3.32%
2006	0.95%	to	2.25%	113,120	10.33	to	10.24	1,166,083	0.00%	3.3%	to	2.4%	*
Quality Bond Fund II - Primary Shares (FQB)
2009	0.95%	to	2.30%	10,095,439	15.65	to	13.44	154,419,893	6.54%	19.29%	to	17.68%
2008	0.95%	to	2.70%	12,428,184	13.12	to	10.98	159,204,010	5.45%	-8.17%	to	-9.79%
2007	0.95%	to	2.70%	16,768,928	14.28	to	12.17	233,498,819	4.90%	4.38%	to	2.55%
2006	0.95%	to	2.70%	19,923,851	13.69	to	11.87	265,905,915	4.23%	3.17%	to	1.36%
2005	0.95%	to	2.70%	24,642,363	13.27	to	11.71	319,956,654	3.84%	0.34%	to	-1.42%
Quality Bond Fund II - Service Shares (FQBS)
2009	1.50%	to	2.60%	538,177	12.7	to	11.65	6,667,702	6.25%	18.35%	to	17.03%
2008	1.50%	to	2.60%	606,570	10.73	to	9.96	6,380,094	4.98%	-8.94%	to	-9.96%
2007	1.50%	to	2.60%	733,237	11.78	to	11.06	8,484,162	4.67%	3.55%	to	2.39%
2006	1.50%	to	2.60%	826,174	11.38	to	10.8	9,261,610	3.83%	2.37%	to	1.23%
2005	1.50%	to	2.60%	906,385	11.12	to	10.67	9,961,595	3.57%	-0.52%	to	-1.63%
Contrafund Portfolio - Service Class 2 (FC2)
2009	1.50%	to	2.60%	871,508	13.56	to	12.44	11,508,587	1.15%	33.44%	to	31.95%
2008	1.50%	to	2.60%	983,215	10.16	to	9.43	9,774,545	0.73%	-43.55%	to	-44.18%
2007	1.50%	to	2.60%	1,171,503	18	to	16.89	20,703,707	0.75%	15.53%	to	14.24%
2006	1.50%	to	2.60%	1,229,048	15.58	to	14.79	18,868,372	0.99%	9.76%	to	8.54%
2005	1.50%	to	2.60%	1,274,568	14.2	to	13.62	17,887,257	0.12%	14.9%	to	13.62%
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
2009	1.50%	to	2.60%	107,421	11.56	to	10.61	1,209,103	0.34%	54.8%	to	53.07%
2008	1.50%	to	2.60%	137,880	7.47	to	6.93	1,006,487	0.48%	-52.02%	to	-52.56%
2007	1.50%	to	2.60%	172,687	15.57	to	14.61	2,634,568	0.63%	3.85%	to	2.68%
2006	1.50%	to	2.60%	189,220	14.99	to	14.23	2,790,485	0.35%	14.27%	to	13%
2005	1.50%	to	2.60%	200,980	13.12	to	12.59	2,603,222	0.00%	0.89%	to	-0.23%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2009	0.95%	to	2.40%	21,380,872	18.73	to	10.26	389,004,147	1.25%	34.38%	to	32.41%
2008	0.95%	to	2.85%	25,997,531	13.94	to	8.86	351,356,151	0.79%	-43.16%	to	-44.31%
2007	0.95%	to	2.85%	34,126,179	24.52	to	15.91	809,299,371	0.79%	16.39%	to	14.21%
2006	0.95%	to	2.85%	42,459,981	21.07	to	13.93	863,420,871	1.11%	10.53%	to	8.49%
2005	0.95%	to	2.85%	48,190,974	19.06	to	12.84	889,863,683	0.19%	15.74%	to	13.6%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2009	0.95%	to	2.70%	2,882,823	8.95	to	13.58	25,998,693	0.23%	46.17%	to	43.18%
2008	0.95%	to	2.70%	3,165,031	6.12	to	9.49	20,000,808	0.00%	-54.84%	to	-55.66%
2007	0.95%	to	2.70%	3,230,157	13.56	to	21.39	47,071,865	0.14%	44.25%	to	41.81%
2006	0.95%	to	2.65%	1,092,891	9.4	to	15.1	11,353,460	1.20%	-6.01%	to	-7.03%	*
2005	1.25%			2,596	13.4			34,792	0.71%	34.02%			*

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2009	0.95%	to	2.70%	21,467,817	$12.97	to	9.35	$276,837,475	2.09%	28.8%	to	26.3%
2008	0.95%	to	2.70%	26,543,981	10.07	to	7.4	265,365,034	2.08%	-43.25%	to	-44.34%
2007	0.95%	to	2.70%	36,071,966	17.75	to	13.29	634,319,837	1.59%	0.45%	to	-1.27%
2006	0.95%	to	2.65%	45,771,858	17.67	to	13.52	802,115,173	3.09%	18.94%	to	16.97%
2005	0.95%	to	2.65%	54,528,487	14.86	to	11.56	805,264,252	1.58%	4.76%	to	3%
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
2009	1.50%	to	2.60%	766,428	10.14	to	9.3	7,577,401	2.02%	27.94%	to	26.51%
2008	1.50%	to	2.60%	912,834	7.92	to	7.35	7,081,339	2.06%	-43.67%	to	-44.3%
2007	1.50%	to	2.60%	1,101,407	14.07	to	13.2	15,223,234	1.58%	-0.25%	to	-1.37%
2006	1.50%	to	2.60%	1,257,321	14.1	to	13.38	17,476,446	2.90%	18.14%	to	16.82%
2005	1.50%	to	2.60%	1,326,705	11.94	to	11.46	15,660,964	1.46%	3.99%	to	2.83%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2009	0.95%	to	2.05%	805,897	10.35	to	10.88	8,312,434	3.67%	22.97%	to	21.54%
2008	0.95%	to	2.05%	949,001	8.41	to	8.96	8,045,675	2.78%	-25.79%	to	-26.65%
2007	0.95%	to	2.05%	717,498	11.34	to	12.21	8,298,619	3.47%	7.61%	to	6.46%
2006	0.95%	to	2.00%	238,181	10.54	to	11.48	2,662,735	5.69%	5.37%	to	4.65%	*
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2009	1.25%	to	2.25%	2,327	11.22	to	10.7	25,849	4.06%	22.41%	to	21.17%
2008	1.25%			2,431	9.17			22,292	2.65%	-26.10%
2007	1.25%			2,743	12.4			34,024	2.15%	7.06%
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2009	0.95%	to	1.95%	660,383	9.79	to	9.43	6,433,356	3.47%	27.55%	to	26.27%
2008	0.95%	to	2.30%	670,911	7.68	to	8.47	5,207,667	2.64%	-33.35%	to	-34.31%
2007	0.95%	to	2.30%	561,279	11.52	to	12.89	6,595,444	2.99%	9.11%	to	7.68%
2006	0.95%	to	1.75%	203,073	10.56	to	12.08	2,180,054	2.85%	5.57%	to	5.04%	*
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2009	1.25%	to	2.25%	13,725	11.11	to	10.6	148,069	4.25%	26.94%	to	25.66%
2008	1.25%	to	2.25%	8,292	8.75	to	8.43	71,695	2.97%	-33.64%	to	-34.31%
2007	1.25%	to	2.25%	3,382	13.19	to	12.84	43,848	2.13%	8.59%	to	7.48%
2006	1.25%	to	2.25%	2,852	12.15	to	11.95	34,337	2.38%	10.31%	to	9.2%
2005	1.25%			379	11.01			4,174	1.01%	10.14%			*
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2009	0.95%	to	1.80%	357,399	9.3	to	9.01	3,312,351	2.28%	30.16%	to	29.04%
2008	0.95%	to	2.10%	329,992	7.15	to	8.17	2,371,508	2.23%	-38.67%	to	-39.43%
2007	0.95%	to	2.10%	301,314	11.65	to	13.49	3,625,337	3.07%	10.15%	to	8.93%
2006	0.95%	to	1.80%	85,992	10.58	to	12.45	948,186	2.81%	5.77%	to	5.21%	*
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2009	1.25%	to	2.25%	33,564	10.86	to	10.35	359,536	2.04%	29.54%	to	28.23%
2008	1.25%	to	2.25%	35,261	8.38	to	8.07	292,303	2.44%	-38.95%	to	-39.57%
2007	1.25%	to	2.25%	27,932	13.73	to	13.36	377,140	2.63%	9.68%	to	8.57%
2006	1.25%	to	2.25%	12,830	12.51	to	12.3	158,537	2.54%	11.52%	to	10.39%
2005	1.25%			372	11.22			4,175	1.01%	12.22%			*
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
2009	0.95%	to	2.05%	2,823,689	8.54	to	5.68	23,519,320	0.37%	44.33%	to	42.73%
2008	0.95%	to	2.20%	3,325,249	5.91	to	3.92	19,201,947	0.30%	-55.49%	to	-56.05%
2007	0.95%	to	2.20%	4,293,709	13.29	to	8.92	55,514,117	0.00%	21.87%	to	20.32%
2006	0.95%	to	2.35%	5,734,093	10.9	to	7.58	60,614,578	0.64%	4.3%	to	2.86%
2005	0.95%	to	2.35%	7,586,186	10.45	to	7.37	77,163,649	0.84%	7.83%	to	6.35%
VIP Fund - Growth Portfolio - Service Class (FGS)
2009	0.95%	to	2.30%	15,488,178	11.6	to	6.92	170,635,502	0.32%	26.93%	to	24.94%
2008	0.95%	to	2.40%	18,900,121	9.14	to	5.48	163,345,176	0.63%	-47.74%	to	-48.55%
2007	0.95%	to	2.50%	25,956,718	17.48	to	10.55	427,273,711	0.64%	25.66%	to	23.77%
2006	0.95%	to	2.65%	33,064,556	13.91	to	8.42	428,694,016	0.30%	5.72%	to	3.95%
2005	0.95%	to	2.65%	41,679,172	13.16	to	8.1	513,272,202	0.40%	4.67%	to	2.9%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2009	1.50%	to	2.60%	341,722	$8.78	to	8.06	$2,922,370	0.19%	26.05%	to	24.64%
2008	1.50%	to	2.60%	418,764	6.97	to	6.46	2,846,744	0.55%	-48.1%	to	-48.68%
2007	1.50%	to	2.60%	450,197	13.42	to	12.6	5,923,337	0.39%	24.75%	to	23.35%
2006	1.50%	to	2.60%	544,353	10.76	to	10.21	5,765,569	0.16%	4.98%	to	3.81%
2005	1.50%	to	2.60%	584,358	10.25	to	9.84	5,916,818	0.27%	3.92%	to	2.77%
VIP Fund - High Income Portfolio - Service Class (FHIS)
2009	0.95%	to	2.45%	5,487,281	11.55	to	10.06	64,565,193	7.36%	42.41%	to	40.23%
2008	0.95%	to	2.45%	7,073,592	8.11	to	7.18	58,430,449	7.31%	-25.78%	to	-26.93%
2007	0.95%	to	2.55%	10,440,891	10.92	to	9.73	116,457,034	6.02%	1.68%	to	0.06%
2006	0.95%	to	2.65%	18,673,694	10.74	to	9.65	206,301,456	7.08%	10.12%	to	8.27%
2005	0.95%	to	2.65%	22,786,741	9.76	to	8.91	228,692,417	14.51%	1.55%	to	-0.16%
VIP Fund - High Income Portfolio - Service Class R (FHISR)
2009	0.95%	to	2.45%	4,212,440	10.41	to	9.99	43,660,512	8.36%	42.56%	to	40.38%
2008	0.95%	to	2.45%	3,359,844	7.3	to	7.11	24,447,258	7.39%	-25.69%	to	-26.85%
2007	0.95%	to	2.45%	3,077,761	9.82	to	9.72	30,185,520	17.46%	-1.77%	to	-2.77%	*
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2009	0.95%	to	2.40%	6,353,808	12.41	to	12.21	78,092,553	8.2%	14.57%	to	12.92%
2008	0.95%	to	2.25%	4,984,533	10.83	to	10.92	53,716,394	4.23%	-4.26%	to	-5.51%
2007	0.95%	to	2.25%	5,743,749	11.31	to	11.56	65,152,473	3.99%	3.22%	to	1.88%
2006	0.95%	to	2.40%	5,515,247	10.96	to	11.27	61,260,909	3.59%	3.31%	to	1.81%
2005	0.95%	to	2.40%	4,565,853	10.61	to	11.07	49,110,582	3.14%	1.11%	to	-0.35%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2009	0.95%	to	2.40%	3,928,131	9.39	to	12.1	36,894,241	0.64%	38.69%	to	36.5%
2008	0.95%	to	2.65%	3,606,217	6.77	to	8.78	24,918,988	0.34%	-40.08%	to	-41.17%
2007	0.95%	to	2.65%	3,720,767	11.3	to	14.92	43,912,299	0.76%	14.38%	to	12.48%
2006	0.95%	to	2.65%	2,219,901	9.88	to	13.27	23,686,575	0.00%	-1.2%	to	-2.29%	*
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
2009	1.50%	to	2.60%	463,361	17.16	to	15.74	7,739,724	0.34%	37.66%	to	36.12%
2008	1.50%	to	2.60%	562,586	12.46	to	11.56	6,851,029	0.24%	-40.51%	to	-41.18%
2007	1.50%	to	2.60%	688,268	20.95	to	19.66	14,136,936	0.50%	13.6%	to	12.32%
2006	1.50%	to	2.60%	726,383	18.44	to	17.5	13,188,602	0.18%	10.72%	to	9.49%
2005	1.50%	to	2.60%	734,732	16.66	to	15.99	12,091,781	0.00%	16.25%	to	14.96%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2009	0.95%	to	2.20%	1,697,629	13.63	to	10.02	23,195,540	1.92%	25.24%	to	23.66%
2008	0.95%	to	2.20%	2,082,989	10.88	to	8.1	22,758,715	2.28%	-44.4%	to	-45.1%
2007	0.95%	to	2.20%	2,660,164	19.57	to	14.76	52,254,014	3.14%	16.09%	to	14.61%
2006	0.95%	to	2.20%	3,528,715	16.86	to	12.88	60,072,973	0.82%	16.83%	to	15.36%
2005	0.95%	to	2.25%	4,468,213	14.43	to	11.88	65,144,063	0.56%	17.84%	to	16.37%
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2009	1.50%	to	2.60%	421,604	13.03	to	11.96	5,354,781	1.89%	24.31%	to	22.92%
2008	1.50%	to	2.60%	503,679	10.49	to	9.73	5,159,377	2.09%	-44.79%	to	-45.41%
2007	1.50%	to	2.60%	614,490	18.99	to	17.82	11,430,563	2.99%	15.29%	to	14%
2006	1.50%	to	2.60%	648,323	16.47	to	15.63	10,502,811	0.74%	16.05%	to	14.76%
2005	1.50%	to	2.60%	675,789	14.19	to	13.62	9,468,985	0.50%	16.97%	to	15.66%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2009	0.95%	to	2.45%	3,074,483	$13.75	to	12.23	$41,693,409	1.92%	25.29%	to	23.15%
2008	0.95%	to	2.45%	3,829,152	10.98	to	9.93	41,459,294	2.16%	-44.41%	to	-45.32%
2007	0.95%	to	2.45%	5,132,023	19.75	to	18.16	100,110,525	3.14%	16.11%	to	14.43%
2006	0.95%	to	2.65%	6,293,681	17.01	to	15.72	105,827,473	0.86%	16.83%	to	14.93%
2005	0.95%	to	2.65%	6,958,794	14.56	to	13.68	100,454,692	0.52%	17.8%	to	15.85%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2009	0.95%	to	2.20%	1,328,090	12.14	to	11.01	15,897,453	0.5%	55.9%	to	53.93%
2008	0.95%	to	2.40%	1,388,196	7.79	to	7.06	10,650,306	0.58%	-51.64%	to	-52.44%
2007	0.95%	to	2.50%	1,995,932	16.1	to	14.75	31,684,564	0.95%	4.59%	to	3.02%
2006	0.95%	to	2.65%	2,381,904	15.39	to	14.22	36,180,710	0.60%	15.1%	to	13.19%
2005	0.95%	to	2.65%	3,312,290	13.38	to	12.56	43,862,396	0.00%	1.58%	to	-0.12%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2009	0.95%	to	2.25%	4,609,866	10.72	to	10.2	48,998,095	7.73%	34.31%	to	32.46%
2008	0.95%	to	2.30%	4,245,169	7.98	to	7.69	33,666,942	5.72%	-30.32%	to	-31.33%
2007	0.95%	to	2.30%	5,243,133	11.45	to	11.2	59,809,002	4.36%	2.77%	to	1.41%
2006	0.95%	to	2.25%	3,299,693	11.15	to	11.05	36,704,669	0.32%	11.46%	to	10.5%	*
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2009	1.25%	to	2.25%	63,352	10.64	to	9.5	653,229	1.46%	15.86%	to	14.7%
2008	1.25%	to	2.25%	74,256	9.18	to	8.28	662,345	1.79%	-28.01%	to	-28.74%
2007	1.25%	to	2.25%	90,221	12.75	to	11.63	1,120,876	2.39%	-3.91%	to	-4.89%
2006	1.25%	to	2.25%	106,400	13.27	to	12.22	1,376,537	1.25%	15.66%	to	14.5%
2005	1.25%	to	2.25%	82,711	11.47	to	10.68	935,884	0.77%	2.14%	to	6.75%	*
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2009	0.95%	to	2.30%	2,007,761	8.36	to	10.2	17,042,279	1.45%	27.93%	to	26.01%
2008	0.95%	to	2.65%	2,135,224	6.53	to	7.99	14,375,230	1.15%	-33.65%	to	-34.86%
2007	0.95%	to	2.40%	1,615,021	9.84	to	12.35	16,573,648	0.90%	-3.31%	to	-4.69%
2006	0.95%	to	2.25%	1,233,894	10.18	to	12.63	13,300,620	0.11%	1.81%	to	14.36%	*
2005	1.25%			29,831	14.02			418,165	0.73%	7.41%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2009	0.95%	to	2.20%	1,279,742	10.93	to	10.43	14,037,162	2.63%	70.99%	to	68.84%
2008	0.95%	to	2.15%	746,789	6.39	to	6.19	4,888,874	2.66%	-53.12%	to	-53.69%
2007	0.95%	to	2.30%	1,629,698	13.63	to	19.9	23,911,115	1.70%	27.47%	to	25.86%
2006	0.95%	to	2.25%	483,848	10.69	to	15.83	5,857,903	0.35%	6.95%	to	6.08%	*
2005	1.25%			11,667	12.7			148,149	0.00%	26.98%			*
Templeton Foreign Securities Fund - Class 2 (TIF2)
2009	1.25%			2,121	14.83			31,449	4.37%	35.33%
2008	1.25%			4,144	10.96			45,418	2.18%	-41.12%
2007	1.25%			5,496	18.61			102,271	1.90%	14.01%
2006	1.25%			6,397	16.32			104,412	1.25%	19.93%
2005	1.25%			7,345	13.61			99,962	1.10%	8.8%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2009	0.95%	to	2.25%	1,082,482	9.98	to	11.67	10,823,879	3.4%	35.89%	to	33.94%
2008	0.95%	to	2.20%	1,248,884	7.35	to	8.73	9,345,898	2.65%	-40.96%	to	-41.76%
2007	0.95%	to	2.20%	1,094,763	12.44	to	14.99	14,104,423	2.37%	14.34%	to	12.98%
2006	0.95%	to	2.10%	505,381	10.88	to	13.29	5,780,587	0.39%	8.83%	to	8.05%	*
2005	1.25%			32,270	12.37			399,267	0.68%	8.76%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2009	0.95%	to	2.70%	3,437,497	14.25	to	13.76	48,665,063	13.65%	17.56%	to	15.54%
2008	0.95%	to	2.70%	3,465,329	12.12	to	11.91	41,907,618	3.91%	5.2%	to	3.38%
2007	0.95%	to	2.70%	2,850,554	11.52			32,899,638	2.47%	9.97%	to	8.07%
2006	0.95%	to	2.30%	1,106,336	10.47	to	10.73	11,740,492	0.98%	4.74%	to	3.82%	*
2005	1.25%			7,294	9.8			71,475	0.00%	-2.01%			*
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2009	0.95%	to	2.40%	392,225	8.53	to	8.31	3,326,554	4.2%	29.01%	to	26.98%
2008	0.95%	to	2.40%	152,212	6.61	to	6.54	1,004,818	5.09%	-33.86%	to	-34.56%	*

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Guardian Portfolio - I Class Shares (AMGP)
2009	1.6%	to	1.75%	24,926	$14.87	to	10.03	$282,823	0.01%	27.61%	to	27.42%
2008	0.95%	to	2.65%	3,174,895	13.25	to	7.86	38,909,878	0.51%	-37.84%	to	-38.97%
2007	0.95%	to	2.30%	4,032,425	21.32	to	13.29	80,055,450	0.26%	6.36%	to	4.97%
2006	0.95%	to	2.30%	5,156,402	20.04	to	12.66	95,524,513	0.63%	12.3%	to	10.83%
2005	0.95%	to	2.40%	6,511,626	17.85	to	11.34	107,576,898	0.15%	7.36%	to	5.85%
International Portfolio - S Class Shares (AMINS)
2008	0.95%	to	2.20%	266,109	5.63	to	7.39	1,559,540	0.00%	-46.95%	to	-47.7%
2007	0.95%	to	2.40%	1,121,173	10.61	to	14.06	12,875,434	2.30%	2.23%	to	0.79%
2006	0.95%	to	2.40%	506,394	10.38	to	13.95	5,724,548	0.37%	3.83%	to	2.87%	*
2005	1.25%			812	11.65			9,462	0.21%	16.53%			*
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2009	1.60%	to	1.75%	27,121	15.84	to	11.18	349,144	0.00%	29.49%	to	29.3%
2008	0.95%	to	2.30%	4,899,483	15	to	8.04	66,348,641	0.00%	-43.91%	to	-44.73%
2007	0.95%	to	2.35%	6,698,477	26.75	to	14.48	160,332,215	0.00%	21.36%	to	19.74%
2006	0.95%	to	2.65%	8,624,822	22.04	to	11.8	167,202,644	0.00%	13.61%	to	11.74%
2005	0.95%	to	2.65%	10,420,932	19.4	to	10.56	179,006,315	0.00%	12.66%	to	10.81%
Partners Portfolio- I Class Shares (AMTP)
2009	1.60%	to	1.75%	49,029	13.67	to	10.23	508,356	0.04%	53.58%	to	53.34%
2008	0.95%	to	2.40%	5,238,503	8.4	to	6.9	45,631,990	0.46%	-52.85%	to	-53.6%
2007	0.95%	to	2.65%	7,015,661	17.81	to	14.54	129,223,624	0.60%	8.29%	to	6.48%
2006	0.95%	to	2.65%	9,274,134	16.45	to	13.66	158,663,346	0.69%	11.18%	to	9.33%
2005	0.95%	to	2.65%	11,757,754	14.79	to	12.49	180,431,475	1.02%	16.93%	to	15.02%
Regency Portfolio - S Class Shares (AMRS)
2009	1.25%			422	9.93			4,191	0.00%	44.33%
2008	0.95%	to	2.15%	408,423	5.58	to	6.65	2,329,001	0.85%	-46.46%	to	-47.19%
2007	0.95%	to	2.15%	536,697	10.42	to	12.6	5,708,166	0.46%	2.07%	to	0.87%
2006	0.95%	to	2.05%	461,292	10.2	to	12.51	4,821,327	0.66%	2.04%	to	1.31%	*
2005	1.25%	to	2.25%	8,773	11.57	to	11.49	101,379	0.00%	15.65%	to	14.88%	*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2009	0.95%	to	2.60%	189,090	7.08	to	9.17	1,482,626	0.00%	21.59%	to	19.56%
2008	0.95%	to	2.60%	150,345	5.82	to	7.67	1,041,006	0.00%	-40.05%	to	-41.05%
2007	0.95%	to	2.60%	138,132	9.71	to	13.01	1,705,972	0.00%	-0.45%	to	-2.11%
2006	0.95%	to	2.60%	118,814	9.76	to	13.29	1,557,992	0.00%	-2.44%	to	2.52%	*
2005	1.50%	to	2.60%	117,937	13.51	to	12.97	1,575,618	0.00%	1.36%	to	0.23%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2009	0.95%	to	2.45%	315,329	11.22	to	10.29	3,523,342	2.09%	30.18%	to	28.21%
2008	0.95%	to	2.45%	389,079	8.62	to	8.03	3,377,675	1.01%	-40.02%	to	-40.93%
2007	0.95%	to	2.20%	1,195,809	14.37	to	16.56	17,666,241	0.11%	6.59%	to	5.3%
2006	0.95%	to	2.20%	801,737	13.48	to	15.73	11,396,044	0.13%	12.63%	to	11.26%
2005	0.95%	to	2.20%	380,100	11.97	to	14.14	4,777,305	0.00%	5.84%	to	4.56%
Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	1.50%	to	2.60%	366,282	9.9	to	9.09	3,549,018	0.01%	41.99%	to	40.41%
2008	1.50%	to	2.60%	441,461	6.98	to	6.47	3,022,639	0.00%	-46.48%	to	-47.08%
2007	1.50%	to	2.60%	515,617	13.03	to	12.23	6,607,818	0.01%	12.14%	to	10.88%
2006	1.50%	to	2.60%	561,578	11.62	to	11.03	6,433,761	0.20%	6.07%	to	4.89%
2005	1.50%	to	2.60%	651,152	10.96	to	10.52	7,054,563	0.75%	3.29%	to	2.14%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.95%	to	2.45%	10,161,530	$14.02	to	9.58	$144,577,862	0.33%	43.15%	to	40.77%
2008	0.95%	to	2.65%	12,747,789	9.8	to	6.67	126,536,235	0.15%	-46.04%	to	-47.02%
2007	0.95%	to	2.70%	17,017,191	18.15	to	12.53	312,810,367	0.24%	13.06%	to	11.12%
2006	0.95%	to	2.70%	21,906,532	16.06	to	11.27	357,036,397	0.39%	6.93%	to	5.08%
2005	0.95%	to	2.70%	28,080,385	15.02	to	10.73	427,622,622	0.92%	4.1%	to	2.3%
Global Securities Fund/VA - Class 3 (OVGS3)
2009	0.95%	to	2.60%	5,462,572	19.19	to	17.16	103,265,246	2.26%	38.37%	to	36.06%
2008	0.95%	to	2.65%	6,681,809	13.87	to	12.6	91,407,219	1.60%	-40.76%	to	-41.86%
2007	0.95%	to	2.65%	8,674,031	23.41	to	21.68	200,680,424	1.42%	5.32%	to	3.57%
2006	0.95%	to	2.65%	10,676,504	22.23	to	20.93	234,998,177	1.03%	16.57%	to	14.67%
2005	0.95%	to	2.65%	11,634,927	19.07	to	18.25	220,237,863	0.96%	13.25%	to	11.39%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2009	0.95%	to	2.40%	5,899,391	12.22	to	10.59	70,940,440	2.32%	38.44%	to	36.42%
2008	0.95%	to	2.85%	7,350,485	8.82	to	11.65	65,562,649	1.66%	-40.76%	to	-41.97%
2007	0.95%	to	2.85%	9,761,653	14.89	to	20.08	153,056,196	1.43%	5.3%	to	3.34%
2006	0.95%	to	2.85%	11,724,356	14.14	to	19.43	180,011,728	1.05%	16.58%	to	14.43%
2005	0.95%	to	2.85%	14,093,591	12.13	to	16.98	186,103,129	1.01%	13.23%	to	11.14%
Global Securities Fund/VA - Service Class (OVGSS)
2009	1.50%	to	2.60%	234,040	13.88	to	12.73	3,160,699	2.01%	37.26%	to	35.73%
2008	1.50%	to	2.60%	299,786	10.11	to	9.38	2,960,179	1.33%	-41.23%	to	-41.89%
2007	1.50%	to	2.60%	370,311	17.2	to	16.14	6,237,525	1.22%	4.48%	to	3.31%
2006	1.50%	to	2.60%	416,735	16.47	to	15.63	6,740,600	0.85%	15.61%	to	14.32%
2005	1.50%	to	2.60%	497,633	14.24	to	13.67	6,993,925	0.85%	12.35%	to	11.1%
High Income Fund/VA - Class 3 (OVHI3)
2009	0.95%	to	2.20%	859,349	2.52	to	2.44	2,158,516	0.00%	25.55%	to	23.96%
2008	0.95%	to	2.20%	160,909	2.01	to	1.96	322,010	5.25%	-79.09%	to	-79.36%
2007	0.95%	to	2.25%	182,957	9.6	to	9.52	1,752,944	0.00%	-4%	to	-4.85%	*
High Income Fund/VA - Non-Service Shares (OVHI)
2009	0.95%	to	1.65%	45,401	2.73	to	2.79	123,551	0.00%	24.13%	to	21.8%
2008	0.95%	to	1.70%	58,162	2.2	to	2.29	128,455	8.37%	-78.88%	to	-79.1%
2007	0.95%	to	2.25%	128,274	10.43	to	10.79	1,349,911	9.65%	-1.06%	to	-2.33%
2006	0.95%	to	2.30%	225,947	10.54	to	11.04	2,407,087	0.00%	5.41%	to	4.47%	*
High Income Fund/VA - Service Class (OVHIS)
2009	1.25%			8,314	3.11			25,880	0.00%	24.38%
2008	1.25%			9,322	2.5			23,306	7.46%	-78.84%
2007	1.25%			10,820	11.83			127,992	10.61%	-1.72%
2006	1.25%			11,906	12.04			143,303	8.95%	7.86%
2005	1.25%			22,431	11.16			250,299	8.18%	0.73%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2009	0.95%	to	2.30%	10,897,405	10.81	to	8.75	123,287,525	1.97%	27.07%	to	25.17%
2008	0.95%	to	2.65%	13,429,592	8.51	to	6.75	119,566,222	1.61%	-39.06%	to	-40.17%
2007	0.95%	to	2.65%	18,473,644	13.96	to	11.28	270,387,331	1.08%	3.43%	to	1.7%
2006	0.95%	to	2.65%	23,057,427	13.5	to	11.09	329,617,768	1.16%	13.94%	to	12.04%
2005	0.95%	to	2.65%	27,537,079	11.85	to	9.9	345,511,948	1.36%	4.97%	to	3.21%
Main Street Fund(R)/VA - Service Class (OVGIS)
2009	1.50%	to	2.60%	334,673	9.91	to	9.1	3,245,291	1.66%	26.07%	to	24.67%
2008	1.50%	to	2.60%	391,338	7.86	to	7.3	3,018,113	1.37%	-39.55%	to	-40.22%
2007	1.50%	to	2.60%	664,432	13.01	to	12.21	8,506,714	0.86%	2.58%	to	1.43%
2006	1.50%	to	2.60%	714,818	12.68	to	12.03	8,944,319	0.98%	13.04%	to	11.78%
2005	1.50%	to	2.60%	782,227	11.22	to	10.77	8,680,626	1.15%	4.16%	to	3%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2009	0.95%	to	2.00%	1,073,093	$8.21	to	10.63	$8,820,680	0.86%	35.89%	to	34.28%
2008	0.95%	to	2.20%	954,905	6.04	to	7.85	5,836,724	0.51%	-38.42%	to	-39.28%
2007	0.95%	to	2.20%	1,108,657	9.82	to	12.94	11,355,895	0.31%	-2.15%	to	-3.35%
2006	0.95%	to	2.25%	660,025	10.03	to	9.94	7,089,285	0.00%	0.31%	to	-0.56%	*
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
2009	1.25%			14,582	11.99			174,782	0.65%	35.17%
2008	1.25%			15,897	8.87			141,006	0.26%	-38.78%
2007	1.25%			13,112	14.48			189,918	0.17%	-2.63%
2006	1.25%			14,220	14.88			211,533	0.02%	13.23%
2005	1.25%			12,741	13.14			167,389	0.00%	8.35%
MidCap Fund/VA - Non-Service Shares (OVAG)
2009	0.95%	to	2.25%	5,642,712	9.65	to	3.85	58,874,182	0.00%	31.35%	to	29.62%
2008	0.95%	to	2.30%	6,695,313	7.35	to	2.95	53,173,243	0.00%	-49.55%	to	-50.24%
2007	0.95%	to	2.70%	8,636,413	14.57	to	11.51	135,797,826	0.00%	5.32%	to	3.48%
2006	0.95%	to	2.70%	11,328,404	13.83	to	11.12	171,399,480	0.00%	1.98%	to	0.23%
2005	0.95%	to	2.70%	14,779,566	13.56	to	11.1	218,757,332	0.00%	11.26%	to	9.38%
Strategic Bond Fund/VA - Service Class (OVSBS)
2009	1.50%	to	2.60%	325,335	14.31	to	13.13	4,558,458	0.24%	16.63%	to	15.33%
2008	1.50%	to	2.60%	346,353	12.27	to	11.39	4,170,962	5.23%	-15.77%	to	-16.71%
2007	1.50%	to	2.60%	452,665	14.57	to	13.67	6,489,866	3.32%	7.9%	to	6.69%
2006	1.50%	to	2.60%	418,884	13.5	to	12.81	5,583,752	3.61%	5.63%	to	4.45%
2005	1.50%	to	2.60%	360,341	12.78	to	12.27	4,553,817	4.19%	0.95%	to	-0.18%
Real Return Portfolio - Administrative Class (PMVRRA)
2009	0.95%	to	1.30%	65,525	12.02	to	11.87	782,688	3.12%	17.27%	to	16.95%
2008	0.95%	to	1.30%	66,141	10.25	to	10.15	675,187	3.63%	-7.91%	to	-8.31%
2007	0.95%	to	1.30%	25,083	11.13	to	11.07	278,591	5.95%	9.66%	to	9.28%
2006	0.95%	to	1.30%	74,407	10.15	to	10.13	755,146	3.97%	1.5%	to	1.3%	*
Series D (Global Series) (SBLD)
2009	1.10%	to	1.30%	23,481	9.02	to	8.96	211,619	0.00%	17.91%	to	18.21%
2008	0.95%	to	1.30%	21,833	7.65	to	7.58	166,288	0.00%	-33.80%	to	-39.17%
2007	1.10%	to	1.30%	15,283	12.5	to	12.46	190,962	0.00%	7.67%	to	7.32%
2006	1.10%	to	1.15%	10,257	11.61			119,083	0.00%	16.1%			*
Series J (Mid Cap Growth Series) (SBLJ)
2009	0.95%	to	1.30%	14,777	7.74	to	7.65	113,801	0.00%	42.54%	to	42.19%
2008	0.95%	to	1.30%	11,088	5.43	to	5.38	59,995	0.00%	-40.54%	to	-40.75%
2007	0.95%	to	1.30%	6,602	9.13	to	9.08	60,149	0.00%	-11.36%	to	-11.67%
2006	0.95%	to	1.20%	5,632	10.3	to	10.28	57,954	0.00%	3%	to	2.8%	*
Series N (Managed Asset Allocation Series) (SBLN)
2009	0.95%	to	1.25%	14,169	10.38	to	10.27	146,319	0.00%	24.46%	to	24.03%
2008	0.95%	to	1.25%	12,844	8.34	to	8.28	106,763	0.00%	-27.92%	to	-28.06%
2007	0.95%	to	1.25%	10,932	11.57	to	11.51	126,202	0.00%	5.09%	to	4.64%
2006	1.10%	to	1.25%	5,872	11.01	to	11	64,646	0.00%	10.1%	to	10%	*
Series O (All Cap Value Series) (SBLO)
2009	0.95%	to	1.30%	75,841	9.31	to	9.19	702,539	0.00%	31.87%	to	31.29%
2008	0.95%	to	1.30%	117,337	7.06	to	7	826,269	0.00%	-39.03%	to	-39.24%
2007	0.95%	to	1.30%	25,150	11.58	to	11.52	290,548	0.00%	1.85%	to	1.41%
2006	0.95%	to	1.15%	13,985	11.37	to	11.36	158,900	0.00%	13.7%	to	13.6%	*

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Series P (High Yield Series) (SBLP)
2009	0.95%	to	1.30%	35,166	$12.72	to	12.56	$445,532	0.00%	71.2%	to	70.42%
2008	0.95%	to	1.30%	17,473	7.43	to	7.37	129,324	0.00%	-30.69%	to	-30.86%
2007	0.95%	to	1.30%	40,974	10.72	to	10.66	438,344	0.00%	1.13%	to	0.76%
2006	0.95%	to	1.30%	57,506	10.6	to	10.58	609,242	0.00%	6%	to	5.8%	*
Series Q (Small Cap Value Series) (SBLQ)
2009	0.95%	to	1.30%	63,451	11.06	to	10.92	697,437	0.00%	54.47%	to	53.8%
2008	0.95%	to	1.30%	64,592	7.16	to	7.1	460,344	0.00%	-39.17%	to	-39.37%
2007	0.95%	to	1.30%	52,222	11.77	to	11.71	612,804	0.00%	9.29%	to	8.83%
2006	1.10%	to	1.20%	17,623	10.77	to	10.76	189,748	0.00%	7.7%	to	7.6%	*
Series V (Mid Cap Value Series) (SBLV)
2009	0.95%	to	1.30%	185,377	10.95	to	10.81	2,018,141	0.00%	42.58%	to	42.05%
2008	0.95%	to	1.30%	173,469	7.68	to	7.61	1,327,038	0.00%	-29.15%	to	-29.41%
2007	0.95%	to	1.30%	128,838	10.84	to	10.78	1,392,964	0.00%	0.93%	to	0.56%
2006	0.95%	to	1.25%	48,041	10.74	to	10.72	515,556	0.00%	7.4%	to	7.2%	*
Series X (Small Cap Growth Series) (SBLX)
2009	0.95%	to	1.15%	6,371	7.56	to	7.51	47,929	0.00%	33.81%	to	33.63%
2008	0.95%	to	1.15%	4,010	5.65	to	5.62	22,552	0.00%	-47.59%	to	-47.82%
2007	1.10%	to	1.15%	145	10.78	to	10.77	1,561	0.00%	4.46%	to	4.36%
2006	1.10%	to	1.15%	81	10.32			836	0.00%	3.2%			*
Series Y (Select 25 Series) (SBLY)
2009	1.10%	to	1.25%	3,045	8.25	to	8.2	25,093	0.00%	31.79%	to	31.62%
2008	1.10%	to	1.25%	2,318	6.26	to	6.23	14,497	0.00%	-37.77%	to	-37.89%
2007	1.10%	to	1.25%	545	10.06	to	10.03	5,466	0.00%	-7.2%	to	-7.39%
2006	1.10%	to	1.25%	1,127	10.84	to	10.83	12,212	0.00%	8.4%	to	8.3%	*
Total Return Portfolio - Administrative Class (PMVTRA)
2009	0.95%	to	1.30%	188,936	13.08	to	12.92	2,460,265	5.11%	12.95%	to	12.64%
2008	0.95%	to	1.30%	153,732	11.58	to	11.47	1,774,326	4.48%	3.86%	to	3.43%
2007	0.95%	to	1.30%	33,848	11.15	to	11.09	376,864	5.60%	7.73%	to	7.15%
2006	0.95%	to	1.10%	21,396	10.35			221,448	3.67%	3.5%			*
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2009	1.25%			1,111	10.02			11,122	2.6%	28.19%
2008	1.25%			1,634	7.81			12,762	2.03%	-39.46%
2007	1.25%			2,177	12.91			28,097	1.24%	-7.22%
2006	1.25%			2,742	13.91			38,143	1.39%	14.47%
2005	1.25%			3,329	12.15			40,456	2.10%	3.92%
Capital Growth Portfolio - Class II (ACEG2)
2009	1.50%	to	2.60%	181,324	9.63	to	8.83	1,694,443	0.00%	63.16%	to	61.34%
2008	1.50%	to	2.50%	207,406	5.9	to	5.51	1,194,326	0.19%	-49.88%	to	-50.39%
2007	1.50%	to	2.50%	215,311	11.77	to	11.11	2,481,515	0.00%	14.88%	to	13.71%
2006	1.50%	to	2.60%	254,837	10.25	to	9.72	2,564,525	0.00%	1.09%	to	-0.04%
2005	1.50%	to	2.60%	281,218	10.14	to	9.73	2,808,969	0.01%	6.03%	to	4.85%
Comstock Portfolio - Class II (ACC2)
2009	1.50%	to	2.60%	821,709	10.81	to	9.92	8,659,295	4.31%	26.48%	to	25.07%
2008	1.50%	to	2.60%	1,011,292	8.55	to	7.93	8,446,011	2.42%	-36.77%	to	-37.47%
2007	1.50%	to	2.60%	1,281,115	13.52	to	12.68	16,966,951	1.68%	-3.8%	to	-4.88%
2006	1.50%	to	2.60%	1,437,197	14.05	to	13.33	19,854,900	1.25%	14.31%	to	13.04%
2005	1.50%	to	2.60%	1,555,924	12.29	to	11.8	18,867,355	0.94%	2.55%	to	1.41%
Diversified Stock Fund Class A Shares (VYDS)
2009	0.95%	to	2.05%	510,692	11.1	to	9.81	5,537,239	0.82%	25.85%	to	24.28%
2008	0.95%	to	2.05%	691,105	8.82	to	7.89	5,917,748	0.73%	-38.46%	to	-39.19%
2007	0.95%	to	2.15%	975,201	14.33	to	12.87	13,517,054	0.67%	8.9%	to	7.64%
2006	0.95%	to	2.15%	1,255,579	13.16	to	11.96	15,902,096	0.32%	12.6%	to	11.3%
2005	0.95%	to	2.15%	1,477,938	11.68	to	10.74	16,700,637	0.08%	7.72%	to	6.46%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Micro-Cap Portfolio - Investment Class (ROCMC)
2009	0.95%	to	1.30%	78,868	$9.97	to	9.85	$781,980	0.00%	56.51%	to	56.1%
2008	0.95%	to	1.30%	68,775	6.37	to	6.31	436,495	3.32%	-43.83%	to	-44.06%
2007	0.95%	to	1.30%	41,378	11.34	to	11.28	467,888	2.31%	3%	to	2.64%
2006	0.95%	to	1.20%	11,724	11.01	to	10.99	128,982	0.31%	10.1%	to	9.9%	*
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.95%	to	1.95%	754,802	9.4	to	10.45	7,071,421	0.00%	40.44%	to	38.86%
2008	0.95%	to	2.20%	1,679,454	6.69	to	7.45	11,323,627	0.10%	-43.2%	to	-43.97%
2007	0.95%	to	2.20%	1,844,368	11.78	to	13.3	22,155,421	0.10%	11.41%	to	10.07%
2006	0.95%	to	2.20%	1,416,705	10.58	to	12.09	15,312,049	0.38%	5.76%	to	4.89%	*
2005	1.25%	to	2.25%	4,352	11.22	to	11.15	48,642	0.17%	12.21%	to	11.46%	*
Equity Income Portfolio - II (TREI2)
2009	0.95%	to	2.05%	1,708,614	8.81	to	8.46	15,026,299	1.55%	24.06%	to	22.68%
2008	0.95%	to	2.65%	1,993,851	7.1	to	7.62	14,377,376	2.16%	-36.87%	to	-38.03%
2007	0.95%	to	2.65%	1,986,743	11.25	to	12.29	22,946,653	1.71%	2.05%	to	0.35%
2006	0.95%	to	2.25%	1,364,550	11.02	to	12.34	15,774,454	1.36%	10.24%	to	9.31%	*
2005	1.25%	to	2.25%	29,153	10.55	to	10.48	306,871	0.76%	5.49%	to	4.78%	*
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.25%			1,107	11.37			12,587	3.22%	6.01%
2008	0.95%	to	2.65%	1,526,688	10.75	to	10.18	16,328,229	3.76%	0.34%	to	-1.36%
2007	0.95%	to	2.05%	597,947	10.71	to	10.51	6,383,646	4.21%	4.22%	to	3.06%
2006	0.95%	to	1.85%	278,165	10.28	to	10.22	2,857,789	3.45%	2.77%	to	2.15%	*
2005	1.25%	to	2.25%	10,922	10.04	to	9.98	109,196	1.04%	0.44%	to	-0.24%	*
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
2009	0.95%	to	2.05%	1,015,118	22.96	to	21.55	23,100,080	0.13%	111.37%	to	109.03%
2008	0.95%	to	2.15%	785,222	10.86	to	10.28	8,463,673	0.00%	-65.09%	to	-65.59%
2007	0.95%	to	2.65%	1,458,468	31.11	to	29.32	45,060,130	0.44%	36.25%	to	34.09%
2006	0.95%	to	2.40%	1,627,022	22.83	to	22.02	36,935,001	0.61%	38.21%	to	36.37%
2005	0.95%	to	2.40%	1,743,322	16.52	to	16.14	28,703,317	0.59%	30.62%	to	28.87%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
2009	0.95%	to	2.20%	712,637	21.23	to	25.47	18,859,632	0.17%	111.15%	to	108.49%
2008	0.95%	to	2.20%	857,455	10.05	to	12.21	10,692,912	0.00%	-65.12%	to	-65.56%
2007	0.95%	to	2.20%	1,160,958	28.82	to	35.46	42,349,252	0.47%	36.3%	to	34.57%
2006	0.95%	to	2.30%	1,535,950	21.14	to	34.65	43,798,341	0.64%	38.17%	to	36.47%
2005	0.95%	to	2.30%	2,068,868	15.3	to	25.39	41,782,827	0.81%	30.75%	to	29.12%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
2009	0.95%	to	2.25%	1,314,117	27.79	to	25.79	36,210,549	0.25%	56.12%	to	54.07%
2008	0.95%	to	2.65%	1,269,810	17.8	to	16.49	22,418,503	0.37%	-46.61%	to	-47.54%
2007	0.95%	to	2.65%	1,841,149	33.35	to	31.43	60,950,614	0.11%	43.94%	to	41.61%
2006	0.95%	to	2.65%	1,987,076	23.17	to	22.19	45,765,443	0.08%	23.36%	to	21.42%
2005	0.95%	to	2.40%	2,553,864	18.78	to	18.36	47,804,049	0.18%	50.18%	to	48.19%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
2009	0.95%	to	2.20%	473,719	27.17	to	32.36	14,993,036	0.27%	56.04%	to	54.07%
2008	0.95%	to	2.20%	540,162	17.41	to	21.01	11,028,030	0.32%	-46.64%	to	-47.31%
2007	0.95%	to	2.20%	800,293	32.63	to	39.87	30,418,032	0.13%	43.97%	to	42.14%
2006	0.95%	to	2.30%	1,061,403	22.66	to	32.53	29,115,074	0.07%	23.31%	to	21.81%
2005	0.95%	to	2.30%	1,384,893	18.38	to	26.71	30,499,273	0.36%	50.24%	to	48.39%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2009	0.95%	to	2.45%	12,278,354	$22.34	to	19.55	$268,795,979	0.37%	23.86%	to	21.91%
2008	0.95%	to	2.45%	12,909,693	18.04	to	16.04	228,047,915	0.40%	-26.5%	to	-27.59%
2007	0.95%	to	2.50%	14,390,538	24.54	to	21.65	344,690,429	0.64%	42.74%	to	40.61%
2006	0.95%	to	2.50%	14,439,370	17.19	to	15.39	243,077,277	0.37%	19.01%	to	17.28%
2005	0.95%	to	2.50%	13,534,569	14.45	to	13.13	192,039,128	0.91%	23.1%	to	21.28%
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2009	0.95%	to	2.25%	4,701,582	12.47	to	11.09	57,583,672	2.05%	12.15%	to	10.61%
2008	0.95%	to	2.25%	5,696,020	11.12	to	10.03	62,182,738	0.09%	-21.75%	to	-22.79%
2007	0.95%	to	2.40%	7,103,270	14.21	to	12.85	98,563,321	1.35%	12.58%	to	10.98%
2006	0.95%	to	2.40%	7,857,473	12.62	to	11.58	97,168,074	1.35%	10.16%	to	8.59%
2005	0.95%	to	2.40%	8,795,903	11.46	to	10.66	99,072,107	1.21%	4.02%	to	2.55%
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2009	0.95%	to	2.45%	7,877,501	14.32	to	12.51	110,602,955	3.8%	6.15%	to	4.56%
2008	0.95%	to	2.45%	8,981,987	13.49	to	11.97	118,793,718	0.09%	-0.64%	to	-2.13%
2007	0.95%	to	2.45%	9,744,380	13.57	to	12.23	129,124,805	4.27%	4.66%	to	3.09%
2006	0.95%	to	2.45%	7,144,826	12.97	to	11.86	90,803,031	4.28%	3.26%	to	1.71%
2005	0.95%	to	2.45%	7,659,203	12.56	to	11.66	94,606,243	4.28%	0.65%	to	-0.84%
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
2009	0.95%	to	2.45%	14,723,373	9.45	to	8.24	136,658,228	1.03%	22.84%	to	20.83%
2008	0.95%	to	2.45%	18,240,906	7.7	to	6.82	137,697,882	0.16%	-35.39%	to	-36.41%
2007	0.95%	to	2.50%	22,343,431	11.91	to	10.73	259,445,543	0.60%	12.94%	to	11.23%
2006	0.95%	to	2.50%	25,267,360	10.55	to	9.65	260,652,329	0.86%	15.88%	to	14.14%
2005	0.95%	to	2.50%	27,738,468	9.1	to	8.45	247,757,812	0.32%	7.97%	to	6.35%
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
2009	0.95%	to	2.10%	1,974,176	12.01	to	11.16	23,409,402	1%	16.76%	to	15.24%
2008	0.95%	to	2.25%	2,406,092	10.29	to	9.61	24,430,897	0.07%	-36.52%	to	-37.4%
2007	0.95%	to	2.30%	2,699,802	16.21	to	15.31	43,121,810	0.96%	15.6%	to	14.09%
2006	0.95%	to	2.25%	2,287,217	14.02	to	13.44	31,707,103	1.55%	14.82%	to	13.39%
2005	0.95%	to	2.10%	1,421,645	12.21	to	11.89	17,222,991	1.47%	11.96%	to	10.72%
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2009	0.95%	to	2.25%	1,063,778	10.3	to	9.81	10,865,760	0.00%	39.15%	to	37.32%
2008	0.95%	to	2.25%	1,046,875	7.4	to	7.14	7,688,769	0.10%	-46.66%	to	-47.36%
2007	0.95%	to	2.25%	794,716	13.88	to	13.57	10,956,096	0.50%	49.85%	to	47.88%
2006	0.95%	to	2.25%	225,125	9.26	to	9.18	2,079,139	1.04%	-7.4%	to	-8.21%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2009	0.95%	to	2.40%	3,338,506	14.25	to	13.3	46,986,034	0.00%	71.99%	to	68.97%
2008	0.95%	to	2.40%	3,038,959	8.29	to	7.87	24,913,336	1.23%	-61.83%	to	-62.43%
2007	0.95%	to	2.50%	3,287,167	21.71	to	20.89	70,684,121	0.03%	42.13%	to	40.04%
2006	0.95%	to	2.50%	2,887,238	15.27	to	14.92	43,840,312	0.43%	24.3%	to	22.51%
2005	0.95%	to	2.50%	1,378,143	12.29	to	12.18	16,894,061	0.00%	22.87%	to	21.79%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2009	0.95%	to	2.40%	16,771,104	9.48	to	8.3	155,856,008	0.39%	25.87%	to	23.89%
2008	0.95%	to	2.40%	20,570,540	7.53	to	6.7	151,814,844	0.00%	-36.88%	to	-37.83%
2007	0.95%	to	2.50%	25,148,472	11.93	to	10.98	292,538,227	0.00%	24.61%	to	22.72%
2006	0.95%	to	2.50%	28,866,345	9.57	to	8.95	270,352,480	0.00%	4.04%	to	2.46%
2005	0.95%	to	2.50%	33,936,580	9.2	to	8.73	306,477,658	0.00%	10.18%	to	8.5%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owner’s Equity	Investment Income Ratio***	Total Return****			Inception Date
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2009	0.95%	to	2.45%	4,948,846	$17.49	to	15.29	$84,994,354	8.96%	45.03%	to	42.85%
2008	0.95%	to	2.45%	4,801,530	12.06	to	10.7	56,854,592	0.61%	-22.56%	to	-23.76%
2007	0.95%	to	2.50%	5,514,524	15.57	to	13.89	84,027,517	7.66%	2.87%	to	1.29%
2006	0.95%	to	2.50%	5,604,764	15.14	to	13.71	83,269,476	7.08%	9.22%	to	7.55%
2005	0.95%	to	2.50%	5,754,595	13.86	to	12.75	78,493,453	7.23%	1.57%	to	0.03%
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
2009	0.95%	to	2.45%	4,678,629	10.59	to	9.23	48,546,792	1.53%	25.69%	to	23.58%
2008	0.95%	to	2.45%	5,243,842	8.43	to	7.47	43,268,182	0.23%	-42.7%	to	-43.62%
2007	0.95%	to	2.45%	6,280,053	14.7	to	13.24	89,962,290	0.58%	20.14%	to	18.41%
2006	0.95%	to	2.45%	6,317,661	12.24	to	11.19	75,594,854	0.61%	19.84%	to	18.14%
2005	0.95%	to	2.45%	6,562,646	10.21	to	9.47	65,724,366	2.03%	15.37%	to	13.71%
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
2009	0.95%	to	2.05%	1,454,572	14.26	to	13.39	20,676,076	3.48%	35.66%	to	34.16%
2008	0.95%	to	2.25%	1,645,885	10.51	to	10.84	17,441,697	0.42%	-42.81%	to	-43.63%
2007	0.95%	to	2.25%	2,118,596	18.38	to	19.23	40,016,688	1.65%	8.83%	to	7.48%
2006	0.95%	to	2.25%	2,084,663	16.89	to	17.89	36,371,800	2.04%	28.39%	to	26.81%
2005	0.95%	to	2.25%	1,636,753	13.15	to	14.11	22,329,203	2.93%	10.11%	to	8.75%
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
2009	0.95%	to	2.05%	361,907	11.33	to	10.34	4,039,189	0.00%	39.95%	to	38.19%
2008	0.95%	to	2.05%	350,971	8.1	to	7.48	2,792,115	0.00%	-48.53%	to	-49.19%
2007	0.95%	to	2.20%	416,786	15.73	to	14.63	6,396,312	0.00%	5.47%	to	4.18%
2006	0.95%	to	2.20%	457,441	14.92	to	14.04	6,684,118	0.00%	11.2%	to	9.89%
2005	0.95%	to	2.20%	339,344	13.42	to	12.78	4,474,771	0.00%	19.72%	to	18.3%
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2009	0.95%	to	2.40%	1,188,377	12.5	to	11.68	14,695,895	0.00%	45.27%	to	43.04%
2008	0.95%	to	2.25%	1,106,727	8.61	to	8.21	9,436,571	0.03%	-36.83%	to	-37.72%
2007	0.95%	to	2.50%	1,245,741	13.63	to	13.1	16,820,762	0.02%	11.54%	to	9.84%
2006	0.95%	to	2.50%	954,630	12.22	to	11.93	11,595,360	0.50%	7.53%	to	5.91%
2005	0.95%	to	2.50%	363,735	11.36	to	11.26	4,123,615	0.00%	13.61%	to	12.6%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2009	0.95%	to	2.40%	3,428,531	11.28	to	9.9	37,949,287	1.07%	0.06%	to	-1.4%
2008	0.95%	to	2.40%	6,113,637	11.28	to	10.04	67,435,079	2.09%	1.21%	to	-0.25%
2007	0.95%	to	2.40%	3,735,294	11.14	to	10.07	40,487,120	4.60%	3.62%	to	2.11%
2006	0.95%	to	2.40%	2,969,855	10.75	to	9.86	31,181,969	4.38%	3.33%	to	1.84%
2005	0.95%	to	2.40%	2,198,821	10.41	to	9.68	22,447,693	2.35%	1.52%	to	0.06%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)
2009	0.95%	to	1.95%	543,845	10.4	to	10.02	5,600,904	5.5%	7.34%	to	6.24%
2008	0.95%	to	2.25%	672,056	9.69	to	9.29	6,465,650	0.88%	-11.79%	to	-12.96%
2007	0.95%	to	2.50%	855,365	10.99	to	10.58	9,362,133	3.41%	2.42%	to	0.83%
2006	0.95%	to	2.50%	808,187	10.73	to	10.49	8,673,304	5.22%	3.78%	to	2.17%
2005	0.95%	to	2.50%	618,701	10.34	to	10.27	6,420,496	5.69%	1.03%	to	-0.53%
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2009	0.95%	to	2.25%	869,687	11.31	to	10.53	9,776,465	3.16%	22.45%	to	20.84%
2008	0.95%	to	2.25%	1,068,301	9.24			9,871,352	0.54%	-36.65%	to	-37.57%
2007	0.95%	to	2.50%	1,285,756	14.58	to	14.67	19,058,804	0.52%	-16.87%	to	-18.14%
2006	0.95%	to	2.50%	1,572,126	17.53	to	17.92	28,157,201	0.86%	28.85%	to	26.96%
2005	0.95%	to	2.50%	1,139,421	13.61	to	14.12	15,880,114	1.84%	9.78%	to	8.17%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owner’s Equity	Investment Income Ratio***	Total Return****			Inception Date
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2009	0.95%	to	2.45%	6,937,432	$13.52	to	11.8	$91,919,030	0.00%	42.47%	to	40.24%
2008	0.95%	to	2.45%	8,066,843	9.49	to	8.41	74,948,034	0.00%	-34.52%	to	-35.55%
2007	0.95%	to	2.50%	9,699,144	14.5	to	14.16	137,088,431	0.00%	23.18%	to	21.33%
2006	0.95%	to	2.50%	10,562,288	11.77	to	11.67	121,575,510	0.00%	6.85%	to	5.25%
2005	0.95%	to	2.50%	11,941,607	11.01	to	11.09	129,070,341	0.00%	16.13%	to	14.41%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2009	0.95%	to	2.45%	6,103,814	12.15	to	10.59	72,782,371	0.42%	33.44%	to	31.3%
2008	0.95%	to	2.45%	7,141,914	9.1	to	8.07	63,716,776	0.00%	-39.76%	to	-40.74%
2007	0.95%	to	2.50%	8,843,950	15.11	to	14.09	130,361,616	0.00%	12.43%	to	10.71%
2006	0.95%	to	2.50%	10,059,603	13.44	to	12.73	132,310,577	0.00%	4.06%	to	2.48%
2005	0.95%	to	2.50%	12,069,149	12.91	to	12.42	153,045,546	0.00%	11.81%	to	10.16%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
2009	0.95%	to	2.05%	719,794	11.95	to	11.22	8,594,076	0.00%	27.92%	to	26.5%
2008	0.95%	to	2.05%	824,726	9.35	to	9.65	7,753,067	0.19%	-26.83%	to	-27.72%
2007	0.95%	to	2.15%	921,499	12.77	to	13.3	12,023,934	0.01%	-5.05%	to	-6.17%
2006	0.95%	to	2.15%	981,472	13.45	to	14.17	13,544,922	0.14%	15.74%	to	14.4%
2005	0.95%	to	2.15%	1,005,493	11.62	to	12.39	12,034,087	0.00%	3.16%	to	1.96%
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
2009	0.95%	to	2.45%	5,275,682	12.27	to	10.76	63,321,636	2.09%	25.44%	to	23.4%
2008	0.95%	to	2.45%	6,491,989	9.78	to	8.72	62,086,887	0.22%	-34.44%	to	-35.51%
2007	0.95%	to	2.45%	7,960,591	14.92	to	13.53	115,970,544	0.93%	0.92%	to	-0.55%
2006	0.95%	to	2.45%	9,004,271	14.78	to	13.6	130,384,387	1.02%	15.77%	to	14.07%
2005	0.95%	to	2.45%	10,933,745	12.77	to	11.93	137,210,472	1.38%	3.43%	to	1.93%
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2009	1.60%	to	1.75%	26,804	11.02	to	10.86	292,549	0.00%	45.37%	to	45.15%
2008	0.95%	to	2.65%	8,437,109	8.03	to	8.65	67,613,857	1.87%	-40.67%	to	-41.75%
2007	0.95%	to	2.70%	10,766,464	13.53	to	14.79	148,802,499	0.62%	5.61%	to	3.8%
2006	0.95%	to	2.70%	13,514,581	12.81	to	14.25	180,134,788	0.00%	11.16%	to	9.25%
2005	0.95%	to	2.70%	16,647,315	11.52	to	13.04	200,165,641	0.00%	6.86%	to	5.03%
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2009	0.95%	to	2.15%	358,511	13.12	to	9.46	4,689,092	0.00%	31.18%	to	30.12%	*
Advisers Management Trust - Focus Portfolio - S Class Shares (Obsolete) (AMFOS)
2005	1.50%	to	2.60%	39,503	21.03	to	20.18	816,015	0.00%	-1.6%	to	-2.7%
Financial Investors First Horizon Core Equity Portfolio (obsolete) (FHGIP)
2005	0.95%	to	2.00%	149,531	9.64	to	9.21	1,415,472	1.28%	-3.66%	to	-4.68%
First Horizon Capital Appreciation Portfolio (obsolete) (FHCAP)
2005	0.95%	to	2.00%	39,067	14.17	to	13.53	542,543	0.00%	2.08%	to	1%
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.95%	to	1.65%	351,739	9.29	to	10.11	3,287,420	1.67%	-41.6%	to	-42.01%
2007	0.95%	to	1.65%	429,076	15.9	to	17.44	6,859,987	1.06%	15.48%	to	14.66%
2006	0.95%	to	1.65%	566,655	13.77	to	15.21	7,848,707	0.97%	17.53%	to	16.7%
2005	0.95%	to	1.65%	722,518	11.71	to	13.03	8,518,004	0.84%	16.33%	to	15.51%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.95%	to	1.20%	137,487	6.89	to	8.24	963,234	1.66%	-47.26%	to	-47.39%
2007	0.95%	to	1.25%	189,766	13.07	to	15.58	2,512,874	0.00%	-4.87%	to	-5.16%
2006	0.95%	to	1.30%	225,532	13.74	to	16.36	3,141,525	0.00%	12.13%	to	11.74%
2005	0.95%	to	1.40%	303,526	12.25	to	14.65	3,775,401	0.00%	15.04%	to	14.52%
Investment Portfolios - Emerging Leaders Fund - Service Shares (obsolete) (DELS)
2006	1.50%	to	2.60%	101,828	13.75	to	13.05	1,376,470	0.00%	6.39%	to	5.21%
2005	1.50%	to	2.60%	121,394	12.93	to	12.4	1,548,272	0.00%	3.18%	to	2.03%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.95%	to	2.35%	6,114,999	$9.64	to	7.7	$57,262,331	2.68%	-26.26%	to	-27.34%
2007	0.95%	to	2.40%	8,194,862	13.07	to	10.55	103,890,742	2.20%	3.63%	to	2.15%
2006	0.95%	to	2.65%	10,363,591	12.61	to	10.12	126,752,943	2.25%	11.19%	to	9.32%
2005	0.95%	to	2.65%	12,798,198	11.34	to	9.26	141,266,241	1.96%	1.57%	to	-0.14%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.95%	to	2.65%	3,026,086	8.27	to	5.91	25,366,292	0.00%	-46.62%	to	-47.62%
2007	0.95%	to	2.65%	4,466,109	15.46	to	11.28	70,146,887	0.00%	7.97%	to	6.16%
2006	0.95%	to	2.65%	5,554,033	14.36	to	10.63	80,969,198	0.00%	8.87%	to	7.06%
2005	0.95%	to	2.65%	6,941,684	13.19	to	9.93	93,142,769	0.00%	8.7%	to	6.9%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.95%	to	2.30%	1,228,220	9.59	to	9	11,674,270	1.12%	-33.84%	to	-34.81%
2007	0.95%	to	2.30%	2,001,101	14.5	to	13.81	28,780,769	0.96%	1.47%	to	0.14%
2006	0.95%	to	2.30%	3,023,212	14.29	to	13.79	42,901,825	0.64%	15.73%	to	14.22%
2005	0.95%	to	2.55%	5,126,253	12.35	to	12.03	63,040,445	0.19%	8.18%	to	6.51%
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	0.95%	to	1.85%	424,452	10.99	to	7.79	4,643,921	2.80%	-36.79%	to	-37.37%
2007	0.95%	to	1.85%	537,328	17.39	to	12.44	9,298,560	1.22%	0.81%	to	-0.11%
2006	0.95%	to	2.30%	791,274	17.25	to	13.34	13,592,744	0.87%	18.22%	to	16.67%
2005	0.95%	to	2.30%	993,748	14.59	to	11.44	14,454,274	0.75%	7.12%	to	5.72%
Variable Insurance Funds - Large Cap Growth VIF (obsolete) (BBLCG)
2006	0.95%	to	2.00%	170,035	9.79	to	9.27	1,627,561	0.47%	3.1%	to	2.03%
2005	0.95%	to	2.05%	181,917	9.5	to	9.07	1,696,640	0.38%	0.92%	to	-0.18%
Variable Insurance Funds - V.I. Blue Chip Fund - Series I (Obsolete) (AVBC)
2005	0.95%	to	2.05%	49,836	9.64	to	9.2	473,443	0.58%	2.52%	to	1.4%
Variable Insurance Funds - V.I. Premier Equity Fund - Series I (obsolete) (AVV)
2005	0.95%	to	1.55%	46,399	9.48	to	9.24	432,685	0.80%	4.65%	to	4.02%
W&R Target Funds, Inc. - Limited-Term Bond Portfolio (obsolete) (WRLBP)
2006	0.95%	to	2.45%	3,102,882	12.22	to	11.17	37,128,029	3.38%	2.98%	to	1.43%
2005	0.95%	to	2.45%	3,575,770	11.87	to	11.01	41,681,171	3.05%	0.72%	to	-0.78%

2009	Reserves for annuity contracts in payout phase:								81,634,158
2009	Contract owners equity:								$7,961,391,641
2008	Reserves for annuity contracts in payout phase:								67,678,494
2008	Contract owners equity:								$7,651,606,707
2007	Reserves for annuity contracts in payout phase:								100,490,623
2007	Contract owners equity:								$14,026,009,866
2006	Reserves for annuity contracts in payout phase:								92,698,887
2006	Contract owners equity:								$15,205,517,008
2005	Reserves for annuity contracts in payout phase:								70,940,826
2005	Contract owners equity:								$15,354,197,207

*	Denotes the minimum and/or maximum of the total return ranges, for underlying mutual fund options that were added and funded during the reporting period. One or both of the returns presented may not be annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such case, the total return presented is representative of all units issued and outstanding at period end.

**	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

***	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

****	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2009 and 2008, and the related consolidated statements of income (loss), changes in equity and cash flows for each of the years in the three-year period ended December 31, 2009. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.

/s/ KPMG LLP
Columbus, Ohio
March 1, 2010

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income (Loss)

(in millions)

	Years ended December 31,
	2009	2008	2007
Revenues:
Policy charges	$1,245.1	$1,340.5	$1,383.9
Premiums	469.7	394.1	407.0
Net investment income	1,879.1	1,864.7	2,192.2
Net realized investment gains (losses)	453.8	(347.8)	(47.2)
Other-than-temporary impairment losses (consisting of $992.1 of total other-than-temporary impairment losses, net of $417.5 recognized in other comprehensive income, for the year ended December 31, 2009)	(574.6)	(1,130.7)	(117.7)
Other income	(3.9)	(4.2)	8.9

Total revenues	3,469.2	2,116.6	3,827.1

Benefits and expenses:
Interest credited to policyholder accounts	1,100.1	1,172.6	1,311.0
Benefits and claims	812.1	856.1	672.5
Policyholder dividends	87.0	93.1	83.1
Amortization of deferred policy acquisition costs	465.6	691.6	382.1
Amortization of value of business acquired and other intangible assets	62.8	30.9	48.5
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	55.3	61.8	70.0
Other operating expenses	579.8	631.6	630.8

Total benefits and expenses	3,162.7	3,537.7	3,198.0

Income (loss) from continuing operations before federal income tax expense (benefit)	306.5	(1,421.1)	629.1
Federal income tax expense (benefit)	47.9	(533.8)	147.3

Income (loss) from continuing operations	258.6	(887.3)	481.8
Cumulative effect of adoption of accounting principle, net of taxes	—	—	(6.0)

Net income (loss)	258.6	(887.3)	475.8
Less: Net loss attributable to noncontrolling interest	52.3	72.3	50.9

Net income (loss) attributable to NLIC	$310.9	$(815.0)	$526.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2009	2008
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $25,103.1 and $24,122.6)	$24,749.7	$21,387.5
Equity securities (amortized cost $48.8 and $62.2)	52.6	54.1
Mortgage loans on real estate, net	6,829.0	7,770.1
Short-term investments, including amounts managed by a related party	1,003.4	2,913.0
Other investments	1,516.8	1,733.2

Total investments	34,151.5	33,857.9

Cash and cash equivalents	49.1	42.0
Accrued investment income	401.9	342.9
Deferred policy acquisition costs	3,983.1	4,523.8
Value of business acquired	276.9	334.0
Goodwill	199.8	199.8
Other assets	2,085.2	3,662.2
Separate account assets	57,846.2	48,841.0

Total assets	$98,993.7	$91,803.6

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$33,149.4	$35,714.5
Short-term debt	150.0	249.7
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	1,826.4	2,589.6
Separate account liabilities	57,846.2	48,841.0

Total liabilities	93,672.0	88,094.8

Shareholder’s equity:
Common stock ($1 par value; authorized - 5,000,000 shares; issued and outstanding - 3,814,779 shares)	3.8	3.8
Additional paid-in capital	1,717.7	1,697.7
Retained earnings	3,515.2	2,952.6
Accumulated other comprehensive loss	(265.6)	(1,361.3)

Total shareholder’s equity	4,971.1	3,292.8
Noncontrolling interest	350.6	416.0

Total equity	5,321.7	3,708.8

Total liabilities and equity	$98,993.7	$91,803.6

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Condensed Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2006	$3.8	$1,358.8	$4,311.3	$24.6	$5,698.5	$445.5	$6,144.0

Dividends to NFS	—	—	(612.5)	—	(612.5)	—	(612.5)
Member contributions to noncontrolling interest	—	—	—	—	—	70.7	70.7
Other, net	—	—	2.6	—	2.6	0.4	3.0

Comprehensive income (loss):
Net income (loss)	—	—	526.7	—	526.7	(50.9)	475.8
Other comprehensive loss, net of taxes	—	—	—	(111.7)	(111.7)	—	(111.7)

Total comprehensive income (loss)					415.0	(50.9)	364.1

Balance as of December 31, 2007	$3.8	$1,358.8	$4,228.1	$(87.1)	$5,503.6	$465.7	$5,969.3

Dividends to NFS	—	—	(460.5)	—	(460.5)	—	(460.5)
Capital contributed by NFS	—	338.9	—	—	338.9	—	338.9
Member contributions to noncontrolling interest	—	—	—	—	—	23.0	23.0
Other, net	—	—	—	—	—	(0.4)	(0.4)

Comprehensive loss:
Net loss	—	—	(815.0)	—	(815.0)	(72.3)	(887.3)
Other comprehensive loss, net of taxes	—	—	—	(1,274.2)	(1,274.2)	—	(1,274.2)

Total comprehensive loss					(2,089.2)	(72.3)	(2,161.5)

Balance as of December 31, 2008	$3.8	$1,697.7	$2,952.6	$(1,361.3)	$3,292.8	$416.0	$3,708.8

Cumulative effect of change in accounting principle, net of taxes	—	—	249.7	(249.7)	—	—	—
Capital contributed by NFS	—	20.0	—	—	20.0	—	20.0
Other, net	—	—	2.0	—	2.0	(13.1)	(11.1)

Comprehensive income (loss):
Net income (loss)	—	—	310.9	—	310.9	(52.3)	258.6
Other comprehensive income, net of taxes	—	—	—	1,345.4	1,345.4	—	1,345.4

Total comprehensive income (loss)					1,656.3	(52.3)	1,604.0

Balance as of December 31, 2009	$3.8	$1,717.7	$3,515.2	$(265.6)	$4,971.1	$350.6	$5,321.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2009	2008	2007
Cash flows from operating activities:
Net income (loss)	$258.6	$(887.3)	$475.8
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net realized investment (gains) losses	(453.8)	347.8	47.2
Other-than-temporary impairment losses	574.6	1,130.7	117.7
Interest credited to policyholder accounts	1,100.1	1,172.6	1,311.0
Capitalization of deferred policy acquisition costs	(513.0)	(587.6)	(631.3)
Amortization of deferred policy acquisition costs	465.6	691.6	382.1
Amortization and depreciation	51.1	48.1	81.7
Decrease (increase) in other assets	291.6	(727.2)	552.7
(Decrease) increase in policy and other liabilities	(1,859.9)	583.0	(50.6)
Decrease (increase) in derivative assets	582.3	(1,030.7)	(146.9)
Increase in derivative liabilities	57.0	153.9	96.4
Other, net	57.4	51.0	10.0

Net cash provided by operating activities	611.6	945.9	2,245.8

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	3,889.2	4,271.5	4,582.7
Proceeds from sale of securities available-for-sale	4,210.5	4,308.8	4,977.9
Proceeds from repayments or sales of mortgage loans on real estate	773.1	869.1	2,653.7
Cost of securities available-for-sale acquired	(9,205.7)	(7,255.5)	(8,400.2)
Cost of mortgage loans on real estate originated or acquired	(35.7)	(371.8)	(1,944.0)
Net decrease (increase) in short-term investments	1,909.6	(1,856.8)	831.5
Collateral (paid) received, net	(868.6)	592.2	(207.3)
Other, net	207.7	15.3	(156.2)

Net cash provided by investing activities	880.1	572.8	2,338.1

Cash flows from financing activities:
Net (decrease) increase in short-term debt	(99.7)	(35.6)	210.1
Capital contributed by NFS	20.0	—	—
Cash dividends paid to NFS	—	(280.7)	(612.5)
Investment and universal life insurance product deposits and other additions	3,877.1	3,862.3	3,913.8
Investment and universal life insurance product withdrawals and other deductions	(5,301.4)	(5,305.9)	(8,101.8)
Other, net	19.4	281.9	0.3

Net cash used in financing activities	(1,484.6)	(1,478.0)	(4,590.1)

Net increase (decrease) in cash and cash equivalents	7.1	40.7	(6.2)
Cash and cash equivalents, beginning of period	42.0	1.3	7.5

Cash and cash equivalents, end of period	$49.1	$42.0	$1.3

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2009, 2008 and 2007

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

On August 6, 2008, NFS entered into a definitive agreement for NMIC, and Nationwide Corporation (Nationwide Corp.)., to acquire all of the outstanding publicly held Class A common shares of NFS for $52.25 per share in cash. The transaction closed on January 1, 2009 and NFS became a privately held subsidiary of Nationwide Corp.

Wholly-owned subsidiaries of NLIC as of December 31, 2009 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers. The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

As of December 31, 2009 and 2008, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity. In addition, NLIC’s subsidiary, Nationwide Life and Annuity Insurance Company (NLAIC), merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity. The mergers were completed to streamline the enterprise’s capital structure and create operational efficiencies. See Note 2 (p) for further information.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company’s most critical estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired, valuation allowances for mortgage loans on real estate; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivatives resulting from living benefit contracts; and the federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

Certain items in the 2008 and 2007 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. All significant intercompany balances and transactions were eliminated in consolidation.

(b) Subsequent events

The Company evaluated subsequent events through the date the consolidated financial statements were filed with the SEC.

(c) Valuation of Investments, Investment Income, Related Gains and Losses and Other-Than-Temporary Impairment Evaluations

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, value of business acquired (VOBA), future policy benefits and claims, policyholder dividend obligation and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (loss) (AOCI) in shareholder’s equity. The adjustment to DAC and VOBA represents the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate. Net realized gains and losses on the sale of investments are determined using the specific identification method.

For fixed maturity and marketable equity securities for which market quotations are available, the Company generally uses independent pricing services to assist in determining the fair value measurement. For certain fixed maturity securities not priced by independent services (generally investment grade private placement securities without quoted market prices), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. See Note 4 for further information regarding these alternative pricing processes.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

As a result of the Company’s adoption of guidance impacting Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 320-10, Investments – Debt and Equity Securities, in the first quarter of 2009, for all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

Additionally, debt securities that become other-than-temporarily impaired (where the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in a separate component of other comprehensive income, net of applicable taxes and other offsets.

The Company’s practice is to disclose as part of the separate component of accumulated other comprehensive income both the non-credit portion of the other-than-temporary impairment recognized in other comprehensive income and any subsequent changes in the fair value of those debt securities.

Prior to 2009, an other-than-temporary impairment charge was taken when the Company did not have the ability and intent to hold the security until the forecasted recovery or if it was probable that the Company would not recover all contractual amounts when due. Many criteria were considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment equal to the difference between the estimated fair value of the security and its amortized cost.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the valuation allowance on loan-specific reserves, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Changes in the valuation allowance are recorded in net realized investment gains and losses, while loan-specific reserves are included in other-than-temporary impairment losses. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received. Interest income on mortgage loans is recognized over the life of the loan using the effective-yield method.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Impairment losses for other-than-temporary declines in the fair values of applicable investments are included in other-than-temporary impairment losses in the consolidated statements of income (loss).

(d) Derivative Instruments

The Company uses derivative instruments in efforts to manage exposures and mitigate risks associated with interest rates, equities, foreign currency and credit. These derivative instruments primarily include interest rate swaps, futures contracts, credit default swaps, cross-currency swaps and other traditional swap agreements. Certain features embedded in the Company’s investment portfolio, equity-indexed life and annuity contracts and certain variable life and annuity contracts are derivatives requiring separate accounting under the provisions of FASB ASC 815-15 Embedded Derivatives. All derivative instruments are carried at fair value and are reflected as an asset or liability. See Note 5 for a discussion on the Company’s use of derivative instruments.

(e) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(f) Cash and Cash Equivalents

Cash and cash equivalents consist of short-term highly liquid investments with original maturities of less than three months at the time of purchase. The Company carries cash and cash equivalents at cost, which approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(g) Deferred Policy Acquisition Costs

Investment and universal life insurance products. The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(c).

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. The Company reviews this assumption, like others, as part of its annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index. The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

See Note 7 for a discussion of assumption changes that impacted DAC amortization and related balances for 2007, 2008 and 2009.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

(h) Value of Business Acquired

As a result of the acquisition of NFN in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the estimated fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the NFN acquisition. The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants. The expected future cash flows used in determining such value were based on actuarially determined projections by major lines of business of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. These projections considered all known or expected factors at the valuation date based on the judgment of management. The actual experience on purchased business, to some extent, has and may continue to vary from projections due to differences in renewal premiums, investment spreads, investment gains and losses, mortality and morbidity costs, or other factors.

Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates (initially ranging from 13 to 30 years) in relation to estimated gross profits, gross margins or premiums, as appropriate. If estimated gross profits, gross margins or premiums differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate. The VOBA asset related to investment products and universal life insurance products is adjusted annually for the impact of net unrealized gains and losses on securities available-for-sale had such gains and losses been realized and allocated to the product lines, as described in Note 2(c). The recoverability of VOBA is evaluated annually. If the evaluation indicates that the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, is insufficient to recover VOBA, the difference, if any, is charged to expense as accelerated amortization of VOBA.

For those products amortized in relation to estimated gross profits, the most significant assumptions involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 7%. If actual net separate account performance varies from the 7% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. The assumed net separate account return assumptions used in the VOBA models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of VOBA reported for all products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in VOBA amortization expense (VOBA unlocking), which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of VOBA amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of VOBA amortization.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The use of discount rates was necessary to establish fair values of VOBA acquired in the NFN transaction. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. In addition, consideration was given to the perceived risk of the assets acquired, which includes the expected growth and competitive profile of the life insurance market and the nature of the assumptions used in the valuation process. An after-tax discount rate of 11.0% was used to value VOBA, while after-tax discount rates ranging from 11.0% to 12.5% were used to value the other intangible assets acquired in the NFN transaction, as well as for net realized gains and losses, net of taxes, allocated to the closed block.

(i) Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually in the third quarter. Goodwill of a reporting unit also is tested for impairment on an interim basis in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows, revenues and earnings; and the selection of comparable companies used to develop market-based assumptions. The Company performed its annual impairment test as of June 30, 2009.

(j) Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (Provident) prior to its acquisition, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department (PID). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, net investment income, and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.

(k) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values. The Company also uses market quotations to determine the underlying fair value of mutual funds when available. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income (loss) except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(l) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(m) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2009 (5% in 2008 and 6% in 2007), 51% of the number of life insurance policies in force in 2009 (54% in 2008 and 56% in 2007) and 12% of life insurance statutory premiums in 2009 (12% in 2008 and 12% in 2007). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(n) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income (loss).

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(o) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

(p) NLICA Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity. In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity. The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities are under common control. NLICA and subsidiaries are reflected in the Company’s current and prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented. This presentation is consistent for both GAAP and Statutory reporting. Since NLICA and NLACA are wholly-owned subsidiaries, there is no noncontrolling interest impact.

The Company has presented its consolidated financial statements and accompanying notes as applicable for all years presented to reflect the NLICA merger.

The following tables summarize the impact of the items described above for the years ended December 31 (in millions):

2009

Total revenues	$375.5
Total benefits and expenses	357.3
Federal income tax benefit	(4.9)
Net income	$23.1

2008

Total revenues	$411.0
Total benefits and expenses	395.7
Federal income tax expense	0.5
Net income	$14.8

2007
Total revenues	$510.0
Total benefits and expenses	412.7
Federal income tax expense	(18.8)
Net income	$78.5
(q) Change in Accounting Principle

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities (FASB Staff Position (FSP), FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments). The Company adopted this guidance as of January 1, 2009. The adoption of this guidance resulted in a cumulative-effect adjustment of $249.7 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle, which lowered net income by $1.9 million in 2007.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(3)	Recently Issued Accounting Standards
In January 2010, the FASB issued Accounting Standards Update (ASU) 2010-02, which amends FASB ASC 810, Consolidation. This guidance clarifies the scope of the decrease in the ownership provisions and applies to a subsidiary or group of assets that is a business or nonprofit activity, a subsidiary that is a business or nonprofit activity that is transferred to an equity method investee or joint venture, and an exchange of a group of assets that constitutes a business or nonprofit activity for a noncontrolling interest in an entity. This guidance would not be applied to sales of in-substance real estate. If a decrease in ownership occurs in a subsidiary that is not a business or nonprofit activity, an entity first needs to consider whether the substance of the transaction causing the decrease in ownership is addressed in other GAAP, such as transfers of financial assets, revenue recognition, exchanges of nonmonetary assets, or sales of in substance real estate, and apply that guidance as applicable. If no other guidance exists, an entity should apply the guidance in FASB ASC 810-10. This guidance also expands the disclosures about the deconsolidation of a subsidiary or derecognition of a group of assets within the scope of FASB ASC 810-10. In addition to existing disclosures, this guidance requires for such a deconsolidation or derecognition additional disclosures regarding valuation techniques, the nature of continuing involvement with the subsidiary or entity acquiring the group of assets, and whether the transaction was with a related party or whether the former subsidiary or entity acquiring the group of assets will be a related party. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. The guidance will be applied to prospective transactions, as is required.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company will adopt this guidance for the fiscal period beginning January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis but does not have a readily determinable fair value and has attributes of a investment company. For these investments, this update allows, as a practical expedient, the use of NAV as the basis to estimate fair value as long as it is not probable, as of the measurement date, that the investment will be sold and NAV is not the value that will be used in the sale. The NAV must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provides updated disclosures for investments within its scope and notes that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. See the required disclosures and updated fair value hierarchy disclosed within Note 4.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In August 2009 the FASB issued ASU 2009-05, which amends FASB ASC 820-10, Fair Value Measurements and Disclosures. This guidance clarifies how the fair value of a liability should be determined. It reiterates that fair value is the price that would be paid to transfer the liability in an orderly transaction between market participants at the measurement date. It notes that the liability should reflect the company’s nonperformance risk and should not reflect restrictions on the transfer of the liability. To determine the exit price, the guidance permits companies to look to the identical liability traded as an asset, similar liabilities traded as assets, or another valuation technique to measure the price the company would pay to transfer the liability. The Company adopted this guidance effective the reporting period ending December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the company.

In June 2009, the FASB issued guidance under FASB ASC 105, Generally Accepted Accounting Principles (Statement of Financial Accounting Standard (SFAS) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162 (SFAS 168)). This guidance establishes the FASB ASC as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. SFAS 168 and the ASC are effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the ASC have become non-authoritative. Following SFAS 168, the FASB will no longer issue new standards in the form of Statements, FSPs, or EITF Abstracts. Instead, the FASB will issue Accounting Standards Updates, which will serve only to update the ASC, provide background information about the guidance, and provide the bases for conclusions on the change(s) in the ASC. The Company adopted SFAS 168 effective September 30, 2009. The adoption of this guidance did not have an impact on the Company’s consolidated financial statements but will alter the references to accounting literature within the consolidated financial statements.

In June 2009, the FASB issued guidance under FASB ASC 810 Consolidation (SFAS No. 167, Amendments to FASB Interpretation No. 46(R)). In February 2010, this guidance was amended by ASU 2010-10, which defers the application of SFAS No. 167 for certain interests in an entity that has all of the attributes of an investment company, or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those investment companies apply, or the entity is a registered money market fund. An entity that qualifies for the deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities before the SFAS No. 167 amendments. ASU 2010-10 also clarifies other aspects of the SFAS No. 167 amendments. FASB ASC 810, Consolidation changes the consolidation guidance applicable to a variable interest entity (VIE). It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis. The qualitative analysis will include consideration of who has the power to direct the activities of the entity that most significantly impacts the entity’s economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. This guidance also requires continuous reassessment of whether an enterprise is the primary beneficiary of a VIE. Before this guidance, FASB Interpretation No. 46(R) required reconsideration of whether an enterprise was the primary beneficiary of a VIE only when specific events had occurred. This guidance also requires enhanced disclosures about an entity’s involvement with a VIE. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company is in the process of determining the impact of adopting this guidance.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing (SFAS No. 166, Accounting for Transfers of Financial Assets – an amendment of FASB Statement No. 140). This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting. Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value. Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance. This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale. This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company adopted this guidance effective January 1, 2010. The guidance will be applied to prospective transactions, as is required.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In May 2009, the FASB issued guidance under FASB ASC 855, Subsequent Events (SFAS No. 165, Subsequent Events). This guidance establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. In particular, this guidance sets forth the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and the disclosures an entity should make about events or transactions that occurred after the balance sheet date. This guidance is effective for fiscal years and interim periods ending after June 15, 2009. The Company adopted this guidance effective June 30, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. See Note 2 (b) for the required disclosure.

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities FSP FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments). This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI. The Company adopted this guidance as of January 1, 2009. The adoption of this guidance resulted in a cumulative-effect adjustment of $249.7 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

In April 2009, the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures (FSP FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly). This guidance provides guidelines for making fair value measurements more consistent with the principles presented in the previous standard SFAS No. 157, Fair Value Measurements. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. The Company elected to early adopt this guidance as of January 1, 2009.

In December 2008, the FASB issued guidance under FASB ASC 715, Compensation – Retirement Benefits (FSP FAS 132R-1). This guidance amends previous SFAS No. 132 (revised 2003), Employers’ Disclosures about Pensions and Other Postretirement Benefit, to provide guidance on an employer’s disclosures about plan assets of a defined benefit pension or other postretirement plan. The portion of this guidance related to the disclosures about plan assets is effective for fiscal years ending after December 15, 2009. This guidance will have no impact on the Company’s disclosures.

In November 2008, the FASB issued guidance under FASB ASC 350-30, Intangibles – Goodwill and Other, General Intangibles Other than Goodwill (EITF 08-7, Accounting for Defensive Intangible Assets). This guidance requires defensive intangible assets acquired in a business combination or asset acquisition to be accounted for as a separate unit of accounting. In doing so, the asset should not be included as part of the cost of an entity’s existing intangible asset(s) because the defensive intangible asset is separately identifiable. This guidance is effective for intangible assets acquired on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively for intangible assets acquired on or after January 1, 2009.

In November 2008, the FASB issued guidance under FASB ASC 323-10, Investments – Equity Method and Joint Ventures (EITF 08-6, Equity Method Investment Accounting Considerations). This guidance clarifies how to account for certain transactions and impairment considerations involving equity method investments. Specifically, this guidance notes: 1) an entity shall measure its equity method investment initially at cost; 2) an equity method investor is required to recognize other-than-temporary impairments of an equity method investment in accordance with paragraph 35-32A and an equity method investor shall not separately test an investee’s underlying indefinite-lived intangible asset(s) for impairment; and 3) an equity method investor shall account for a share issuance by an investee as if the investor had sold a proportionate share of its investment and any gain or loss to the investor resulting from an investee’s share issuance shall be recognized in earnings. This guidance is effective on a prospective basis in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. The Company adopted this guidance prospectively beginning January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In April 2008, the FASB issued guidance under FASB ASC 350-30, General Intangibles other than Goodwill (FSP FAS 142-3, Determination of the Useful Life of Intangible Assets). This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under previous SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). This guidance is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2008. The amended factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS 142 are to be applied prospectively to intangible assets acquired after the effective date. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively to intangible assets acquired after January 1, 2009.

In March 2008, the FASB issued guidance under FASB ASC 815, Derivatives and Hedging (SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133). This guidance amends and expands the disclosure requirements of previous SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), with the intent to provide users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. This guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about derivative instrument fair values and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements. This guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company adopted this guidance effective January 1, 2009. See Note 5 for required disclosures.

In February 2008, the FASB issued guidance under FASB ASC 820, Fair Value Measurements and Disclosures (FSP FAS 157-2, Effective Date of FASB Statement No. 157). This guidance delayed the effective date of SFAS 157 for nonfinancial assets and liabilities until fiscal years and interim periods beginning after November 15, 2008. FASB ASC 820 applies to nonfinancial assets and liabilities, except for items recognized or disclosed at fair value in the Company’s financial statements on a recurring basis (at least annually), and is effective upon issuance. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In December 2007, the FASB issued guidance under FASB ASC 805, Business Combination, (SFAS No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaced SFAS No. 141, Business Combinations). The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, this guidance establishes principles and requirements for how the acquirer recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. This guidance applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in the previous standard that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. This guidance defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date the acquirer achieves control. This guidance is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company adopted this guidance effective January 1, 2009. The Company applied this guidance prospectively to business combination on or after January 1, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In April 2009, the FASB issued guidance under FASB ASC 805-20, Business Combinations – Identifiable Assets and Liabilities, and Any Noncontrolling Interest (FSP FAS 141R-1, Accounting for Assets Acquired and Liabilities Assumed in a Business Combination That Arise from Contingencies). This guidance amends previous business combination guidance related to contingencies. First, this guidance requires the acquirer to recognize the contingency at fair value, at the acquisition date, if the acquisition-date fair value of that asset or liability can be determined during the measurement period. Second, if the first criteria is not applicable as the fair value of the asset or liability cannot be determined during the measurement period, then the contingency shall be recognized if both (a) information available before the end of the measurement period indicates it is probable an asset existed or a liability had been incurred at the acquisition date and (b) the amount of the asset or liability can be reasonably estimated. If neither of these acquisition date recognition criterion apply, the acquirer shall not recognize an asset or liability as of the acquisition date. In periods after the acquisition date, the acquirer shall account for an asset or a liability arising from a contingency that does not meet the recognition criteria at the acquisition date in accordance with other applicable GAAP, including FASB ASC 450, Contingencies, as appropriate. The Company will apply this guidance prospectively to any business combination on or after January 1, 2009.

In December 2007, the FASB issued guidance under FASB ASC 810, Consolidation (SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51). The objective of this guidance is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. This guidance also amends certain consolidation procedures prescribed by previous Accounting Research Bulletin No. 51, Consolidated Financial Statements. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. The Company adopted this guidance effective January 1, 2009. The required presentation of noncontrolling interests is reflected in the consolidated financial statements. As a result of adoption, the Company reclassified $416.0 million from other liabilities to equity as of December 31, 2008, representing the noncontrolling interest of low-income-housing tax credit funds (LIHTC Funds). See Note 20 for further discussion on the LIHTC Funds. The accounting requirements of this guidance will be applied to any transactions involving noncontrolling interests on or after January 1, 2009.

In September 2005, the FASB issued guidance under FASB ASC 944-30, Financial Services – Insurance – Acquisition Costs, (Statement of Position No. 05-1). This guidance provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FASB ASC 944, Financial Services – Insurance. This guidance defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. This guidance was effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of this guidance to previously issued financial statements was not permitted. Initial application was required as of the beginning of an entity’s fiscal year. The Company adopted this guidance effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(4)	Fair Value Measurements
Fair Value Option

Effective January 1, 2008, the Company elected fair value treatment for commercial mortgage loans held for sale. Accordingly, the Company now records in earnings all market fluctuations associated with this portfolio. The Company previously recorded such loans at the lower of cost or market value. Balances for these loans are measured at fair value prospectively with unrealized gains and losses included as a component of net realized investment gains and losses. The Company will assess the fair value option election for newly acquired financial assets or liabilities on a prospective basis. The fair value election is an irreversible election.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

For certain residential mortgage-backed securities backed by Prime, sub-prime and Alt-A collateral, which are included in Level 3 financial assets, the Company utilizes internal pricing models to assist in determining the estimated fair values. As of December 31, 2008, these investments were priced solely with the assistance of independent pricing services. As a result of continued low levels of activity in these markets during 2009, management believes that prices are no longer representative of the investments’ fair value, which is the price that would be received upon the sale of the investment in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date. The Company believes that a weighting of internal pricing models and independent pricing services represents a better estimate of the investments’ fair value and complies with FASB ASC 820, Fair Value Measurements and Disclosures.

Therefore, management determined that the use of multiple valuation techniques, considering both an income approach that maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs and a market approach that observes quotes provided by independent pricing services produces a result more representative of an investment’s fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The income approach incorporates cash flows for each investment adjusted for expected losses in different interest rate and housing scenarios. The adjusted cash flows are then discounted using a risk premium that market participants would demand because of the risk in the cash flows. The risk premium is reflective of an orderly transaction between market participants at the measurement date under current market conditions and includes items such as liquidity and structure risk. The income approach also includes a weighting of external third party values. As sufficient information is often not available to conclude whether such prices are based on orderly transactions, this weighting methodology is designed to incorporate external prices into the Company’s internal valuation process.

In addition to weighting external prices in developing the internal values, the Company further calibrates those values to market indications through obtaining pricing from two independent pricing services (the market approach). The Company calibrates the prices obtained from the independent pricing services and the price developed internally by utilizing the median value to determine the estimated fair value.

In addition, certain of the Company’s investments in corporate debt securities, mortgage-backed securities and other asset-backed securities were valued with the assistance of independent pricing services and non-binding broker quotes. The Company’s policy is to use the pricing obtained from our primary independent pricing service even in cases where a price is obtained from both an independent pricing service and a broker. In the event that pricing information is not available from an independent pricing service, non-binding broker quotes are used to assist in the valuation of the investments. In many cases, only one broker quote is available. The Company’s policy is generally not to adjust the values obtained from brokers.

Broker quotes are considered unobservable inputs as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For investments valued with the assistance of independent pricing services, the Company obtained the pricing services’ methodologies and classified these investments accordingly in the fair value hierarchy. The Company periodically reviews and tests the pricing and related methodologies obtained from these independent pricing services against secondary sources to ensure that management can validate the investment’s fair value and related categorization. If large variances are observed between the price obtained from the independent pricing services and secondary sources, the Company analyzes the causes driving the variance and resolves any differences.

As of December 31, 2009, 68% of the prices of fixed maturity securities were valued with the assistance of independent pricing services, 13% were valued with the assistance of the Company’s internal pricing processes, 11% were valued with the assistance of the Company’s pricing matrices, 6% were valued with the assistance of broker quotes and 2% were valued from other sources compared to 78%, 4%, 12%, 5% and 1%, respectively, as of December 31, 2008.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

The Company uses NAV to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values included in separate account assets.

All but one of these mutual funds are included in Level 2 and had fair values totaling $44.00 billion as of December 31, 2009. See the following paragraph for discussion of the mutual fund considered Level 3. These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at NAV daily. These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, NAV has been used to estimate the fair value of this investment as a practical expedient. This fund has no unfunded commitments or other restrictions. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The Company’s portion of the net asset value of this fund reported in separate account assets was $975.9 million as of December 31, 2009 and is included in Level 3.

Since separate account assets include mutual fund investments not directed by the Company, the contractholders have the ability to select and change investment categories, which may result in the underlying mutual funds being purchased and sold in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$747.9	$4.4	$1.6	$753.9
Obligations of states and political subdivisions	—	548.9	—	548.9
Debt securities issued by foreign governments	—	75.1	—	75.1
Corporate securities	1.8	14,557.0	1,402.2	15,961.0
Residential mortgage-backed securities	229.3	3,245.9	2,033.7	5,508.9
Commercial mortgage-backed securities	—	678.8	405.3	1,084.1
Collateralized debt obligations	—	131.5	240.5	372.0
Other asset-backed securities	—	278.6	167.2	445.8

Total fixed maturity securities	979.0	19,520.2	4,250.5	24,749.7
Equity securities	12.6	32.4	7.6	52.6

Total securities available-for-sale	991.6	19,552.6	4,258.1	24,802.3
Mortgage loans held for sale1	—	—	47.9	47.9
Short-term investments	56.1	947.3	—	1,003.4

Total investments	1,047.7	20,499.9	4,306.0	25,853.6

Cash and cash equivalents	49.1	—	—	49.1
Derivative assets2	—	497.5	331.2	828.7
Separate account assets3,5	11,607.8	44,610.9	1,627.5	57,846.2

Total assets	$12,704.6	$65,608.3	$6,264.7	$84,577.6

Liabilities
Future policy benefits and claims4	$—	$—	$(310.9)	$(310.9)
Derivative liabilities2	(10.3)	(404.0)	(1.5)	(415.8)

Total liabilities	$(10.3)	$(404.0)	$(312.4)	$(726.7)

1	Elected to be carried at fair value.

2	Comprised of interest rate swaps, cross-currency swaps, credit default swaps, other non-hedging derivative instruments, equity option contracts and interest rate futures contracts.

3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.

4
Related to embedded derivatives associated with living benefit contracts. The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) of $45.0 million that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The fair value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2008:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$609.2	$4.3	$1.9	$615.4
Obligations of states and political subdivisions	—	224.7	—	224.7
Debt securities issued by foreign governments	—	55.5	—	55.5
Corporate securities	2.0	11,263.8	1,327.3	12,593.1
Residential mortgage-backed securities	600.7	2,398.1	3,035.9	6,034.7
Commercial mortgage-backed securities	—	700.0	263.4	963.4
Collateralized debt obligations	—	73.0	250.4	323.4
Other asset-backed securities	—	465.5	111.8	577.3

Total fixed maturity securities	1,211.9	15,184.9	4,990.7	21,387.5
Equity securities	1.4	34.8	17.9	54.1

Total securities available-for-sale	1,213.3	15,219.7	5,008.6	21,441.6
Mortgage loans held for sale1	—	—	124.5	124.5
Short-term investments	158.7	2,754.3	—	2,913.0

Total investments	1,372.0	17,974.0	5,133.1	24,479.1
Cash and cash equivalents	42.0	—	—	42.0
Derivative assets2	—	708.5	597.6	1,306.1
Separate account assets3,5	9,975.7	36,723.5	2,141.8	48,841.0

Total assets	$11,389.7	$55,406.0	$7,872.5	$74,668.2

Liabilities
Future policy benefits and claims4	$—	$—	$(1,739.7)	$(1,739.7)
Derivative liabilities2	(6.0)	(385.9)	(4.2)	(396.1)

Total liabilities	$(6.0)	$(385.9)	$(1,743.9)	$(2,135.8)

1	Elected to be carried at fair value.

2	Comprised of interest rate swaps, cross-currency swaps, credit default swaps, other non-hedging derivative instruments, equity option contracts and interest rate futures contracts.

3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.

4
Related to embedded derivatives associated with living benefit contracts. The Company’s GMABs, GLWBs and hybrid GMABs/GMWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed EIAs of $41.7 million that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The fair value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2009:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2008	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2009
Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$1.9	$—	$(0.2)	$(0.1)	$—	$—	$1.6	$—
Corporate securities	1,327.3	(80.3)	260.3	(400.8)	487.1	(191.4)	1,402.2	$—
Residential mortgage-backed securities	3,035.9	(111.0)	388.7	(431.2)	0.9	(849.6)	2,033.7	—
Commercial mortgage-backed securities	263.4	(20.3)	139.1	(7.1)	94.1	(63.9)	405.3	—
Collateralized debt obligations	250.4	(53.0)	77.1	(18.2)	—	(15.8)	240.5	—
Other asset-backed securities	111.8	(16.5)	43.5	(12.0)	48.6	(8.2)	167.2	—

Total fixed maturity securities	4,990.7	(281.1)	908.5	(869.4)	630.7	(1,128.9)	4,250.5	—
Equity securities	17.9	1.4	0.7	3.9	—	(16.3)	7.6	—

Total securities available-for-sale	5,008.6	(279.7)	909.2	(865.5)	630.7	(1,145.2)	4,258.1	—
Mortgage loans held for sale	124.5	(7.6)	—	(69.0)	—	—	47.9	(2.8)

Total investments	5,133.1	(287.3)	909.2	(934.5)	630.7	(1,145.2)	4,306.0	(2.8)
Derivative assets	597.6	(311.5)	(12.0)	57.1	—	—	331.2	(309.5)
Separate account assets4,6	2,141.8	(646.7)	—	400.0	14.7	(282.3)	1,627.5	217.7

Total assets	$7,872.5	$(1,245.5)	$897.2	$(477.4)	$645.4	$(1,427.5)	$6,264.7	$(94.6)

Liabilities
Future policy benefits and claims5	$(1,739.7)	$1,437.7	$—	$(8.9)	$—	$—	$(310.9)	$1,437.7
Derivative liabilities	(4.2)	2.7	—	—	—	—	(1.5)	2.7

Total liabilities	$(1,743.9)	$1,440.4	$—	$(8.9)	$—	$—	$(312.4)	$1,440.4

1
Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments. The net unrealized loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in market value of certain instruments.

3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other ABSs, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the National Association of Insurance Commissioners (NAIC) (see Note 6 for a discussion of NAIC designations. Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders. This balance also includes embedded derivatives associated with EIAs. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.
The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2008:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2007	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2008
Assets
Investments:
Securities available-for-sale3:
U.S Treasury securities and obligations of U.S. government corporations and agencies	$1.6	$—	$0.4	$(0.1)	$—	$—	$1.9	$—
Fixed maturity securities Corporate securities	1,515.7	(189.4)	(250.3)	(384.1)	901.2	(265.8)	1,327.3	—
Residential mortgage-backed securities	193.3	(402.8)	(711.6)	(290.5)	4,290.4	(42.9)	3,035.9	—
Commercial mortgage-backed securities	87.6	(12.8)	(306.7)	187.1	371.6	(63.4)	263.4	—
Collateralized debt obligations	532.6	(281.1)	(97.4)	23.4	78.0	(5.1)	250.4	—
Other asset-backed securities	122.3	(13.4)	(39.9)	(37.2)	127.8	(47.8)	111.8	—

Total fixed maturity securities	2,453.1	(899.5)	(1,405.5)	(501.4)	5,769.0	(425.0)	4,990.7	—
Equity securities	1.4	(54.9)	(9.4)	40.3	40.5	—	17.9	—

Total securities available-for-sale	2,454.5	(954.4)	(1,414.9)	(461.1)	5,809.5	(425.0)	5,008.6	—
Mortgage loans held for sale	86.1	(49.3)	—	87.7	—	—	124.5	(49.3)
Short-term investments	382.7	(0.2)	—	(1.3)	—	(381.2)	—	—

Total investments	2,923.3	(1,003.9)	(1,414.9)	(374.7)	5,809.5	(806.2)	5,133.1	(49.3)
Derivative assets	166.6	405.4	4.4	21.2	—	—	$597.6	394.0
Separate account assets4,6	2,258.6	305.9	—	511.4	23.9	(958.0)	$2,141.8	329.7

Total assets	$5,348.5	$(292.6)	$(1,410.5)	$157.9	$5,833.4	$(1,764.2)	$7,872.5	$674.4

Liabilities
Future policy benefits and claims5	$(128.9)	$(1,602.1)	$—	$(8.7)	$—	$—	$(1,739.7)	$(1,602.1)
Derivative liabilities	(16.3)	3.9	—	8.2	—	—	$(4.2)	12.0

Total liabilities	$(145.2)	$(1,598.2)	$—	$(0.5)	$—	$—	$(1,743.9)	$(1,590.1)

1
Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments. The net unrealized loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in market value of certain instruments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other ABSs, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the NAIC (see Note 6 for a discussion of NAIC designations). Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders. This balance also includes embedded derivatives associated with EIAs. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.
Transfers

The Company reviews its fair value hierarchy classifications quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. Reclassifications in/out of Level 3 are reported as transfers at the beginning of the period in which the change occurs. During 2008, the Company’s investments in residential mortgage-backed securities backed by prime collateral were classified as Level 3 financial assets because of their inactive markets and resulting illiquidity. As of December 31, 2009, these securities are no longer considered inactive due to increased trading volume and market activity and as a result were transferred out of Level 3. In addition, the Company was able to gain additional observable valuation inputs in the pricing of certain corporate securities, residential mortgage-backed securities and commercial mortgage-backed securities, which led to transferring these securities out of Level 3.

Additionally, certain corporate securities and commercial mortgage-backed securities had significant changes in key valuation inputs, which led to transfers into Level 3, primarily related to ratings downgrades and changes in pricing sources.

Fair Value on a Nonrecurring Basis

In 2009, certain mortgage loans on real estate held for investment were measured at the estimated fair value of the collateral on a non-recurring basis in periods subsequent to initial recognition due to these loans having specific reserves applied to them during the period. The application of these specific reserves adjusts the amortized cost basis of the loan to the estimated fair value of the collateral. The estimated fair value of the collateral supporting these loans was $154.8 million when the specific reserves were recorded.

Financial Instruments Not Carried at Fair Value

In estimating fair value for its disclosures for financial instruments not carried at fair value (and not included in the fair value disclosures above), the Company used the following methods and assumptions:

Mortgage loans on real estate held for investment, net: The fair values of mortgage loans held for investment on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. As commercial mortgage loans held for sale are included in the above fair value disclosure, they are excluded from financial instruments not carried at fair value in the table below.

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt, payable to Nationwide Financial Services, Inc. (NFS): The fair values for long-term debt are based on estimated market prices.

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2009		2008
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$6,781.1	$5,946.3	$7,645.6	$6,845.6
Policy loans	1,050.4	1,050.4	1,095.6	1,095.6

Liabilities
Investment contracts	(18,723.8)	(18,315.5)	(20,093.2)	(19,621.5)
Short-term debt	(150.0)	(150.0)	(249.7)	(249.7)
Long-term debt, payable to NFS	(700.0)	(716.6)	(700.0)	(568.7)

(5)	Derivative Financial Instruments
Qualitative Disclosures

The Company recognizes all of its derivative instruments as either assets or liabilities at fair value. The accounting for changes in the fair value (e.g., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.

For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same line item associated with the forecasted transaction and in the same period or periods during which the hedged transaction impacts earnings (e.g., interest income on a floating rate asset). The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any (ineffectiveness), or components of fair value that are excluded from the assessment of effectiveness, are recognized in the consolidated statements of income (loss) during the period.

For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item are both recognized in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

For derivative instruments that are not designated as a hedging instrument, the gain or loss on the derivative instrument is recognized in net realized investment gains and losses.

The Company’s derivative activities primarily are with financial institutions and corporations. In order to minimize credit risk, the Company enters into master netting agreements, which reduce risk by permitting the closeout and netting of transactions with the same counterparty upon occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. Generally, the Company accepts collateral in the form of cash, U.S. Treasury securities and other marketable securities.

As of December 31, 2009 and 2008, the Company had received $532.4 million and $1.02 billion, respectively, of cash for derivative collateral, which is in turn invested in short-term investments. The Company also held $32.3 million and $35.4 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2009 and 2008, respectively. As of December 31, 2009 and 2008, the Company had pledged fixed maturity securities with a fair value of $55.6 million and $24.5 million, respectively, as collateral to various derivative counterparties. There are no contingent features associated with the Company’s derivative instruments which would require additional collateral to be pledged to counterparties.

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect that the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2009, the impact of the exposure to credit risk on both the fair value measurement of derivative assets and liabilities and the effectiveness of the Company’s hedging relationships was immaterial.

The Company is exposed to certain other risks relating to its ongoing business operations. The primary risks managed by using derivative instruments are interest rate risk, foreign currency exchange risk, equity risk and credit risk.

Derivatives Qualifying for Hedge Accounting – Interest Rate Risk Management

The Company periodically purchases variable rate investments (e.g., commercial mortgage loans and corporate bonds). As a result, the Company is exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the investments are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap is intended to match the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will offset the fixed rate paid on the liability. These interest rate swaps are designated as hedging instruments in cash flow hedging relationships.

The Company periodically participates in a medium-term note (MTN) program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust. The proceeds from these funding agreements are generally used to purchase fixed rate assets (generally available-for-sale corporate bonds, available-for-sale private placement bonds or held for investment commercial mortgage loans). In a rising interest rate environment, the Company is exposed to narrowing margins as interest expense will increase while interest income remains constant. To manage this risk, the Company has entered into pay fixed/receive variable interest rate swaps. The interest rate swap agreement utilized by the Company effectively modifies its exposure to interest rate risk by converting the Company’s floating rate funding agreements associated with the MTN program to a fixed rate, thus reducing the impact of interest rate changes on future interest expense. These interest rate swaps are designated as hedging instruments in cash flow hedging relationships.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Derivatives Qualifying for Hedge Accounting – Foreign Currency Risk Management

The Company purchases foreign-denominated fixed rate assets and the associated investment income is exposed to changes in the exchange rates of the foreign currencies. To manage this risk, the Company has entered into pay fixed foreign currency/receive fixed U.S. dollar cross-currency swaps. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument will offset the changes in the functional-currency equivalent cash flows of the asset. These cross-currency swaps are designated as hedging instruments in cash flow hedging relationships.

The Company also purchases foreign-denominated fixed rate assets, funded with proceeds from funding agreements under a variable rate MTNs. The value of these investments is exposed to both changes in the exchange rates of the foreign currencies and changes in interest rates. To manage this risk, the Company has entered into pay fixed foreign currency/receive variable U.S. cross-currency interest rate swaps. As foreign exchange rates and interest rates change, the increase or decrease in the value of the derivative instrument will offset the changes in the asset’s value (relative to foreign currency and interest rate changes). These cross-currency interest rate swaps are designated as hedging instruments in fair value hedging relationships.

In addition, the Company periodically participates in a fixed rate foreign denominated MTN program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust, and the value of these liabilities is exposed to both changes in the exchange rates of the foreign currencies and changes in interest rates. To manage this risk, the Company has entered into receive fixed foreign currency/pay variable U.S. cross-currency interest rate swaps. As foreign exchange rates and interest rates change, the increase or decrease in the value of the derivative instrument will offset the changes in the liability’s value (relative to foreign currency and interest rate changes). These cross-currency interest rate swaps are designated as hedging instruments in fair value hedging relationships.

Derivatives Not Qualifying for Hedge Accounting – Interest Rate Risk Management

The Company enters into commercial mortgage loan commitments that are held for sale, which exposes the Company to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. If interest rates rise or fall, the gains or losses on short U.S. Treasury futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company may use pay fixed, receive variable interest rate swaps to hedge the value of a portfolio of fixed-rate assets, relative to changes in interest rates. The interest rate swaps mitigate the risk of a loss of value due to increasing interest rates, with the fluctuations in the fair values of the derivatives offsetting changes in the fair values of the portfolios resulting from changes in interest rates.

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits, and options are utilized to economically hedge a portion of these products. See Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management below for further explanation. As interest rates are a component of the option’s value, the effectiveness of economically hedging the annuity products may be adversely affected by changes in interest rates. The Company enters into interest rate swaps to mitigate this risk. The fluctuation in the fair values of the derivatives offsets the changes in the fair values of the options resulting from changes in interest rates.

The Company periodically enters into basis swaps (receive one variable rate/pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

In addition, the Company may use pay fixed/receive variable interest rate swaps as hedges against the negative effects of adverse interest rate movements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Derivatives Not Qualifying for Hedge Accounting – Foreign Currency Risk Management

The Company periodically participates in a variable rate foreign denominated MTN program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust. As such, the cash flows related to these MTNs are exposed to changes in the exchange rates of the foreign currencies. Because the Company desires to retain the variable interest rate, it has entered into receive variable foreign currency/pay variable U.S. dollar cross-currency swaps. The basis swap converts the debt instrument to a U.S. dollar variable rate, thereby eliminating foreign exchange risk. While the receive-side terms of the basis swap will be consistent with the terms of the liability, the Company is not able to match the pay-side terms of the derivative to a specific asset. Therefore, these basis swaps do not receive hedge accounting treatment. The Company also uses currency contracts, primarily futures, to hedge foreign currency denominated investments in certain alternative investments.

Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits. The contractholders may elect to invest in equity funds. Adverse changes in the equity markets expose the Company to losses if the changes result in contractholder’s account balances falling below the guaranteed minimum. To mitigate a portion of the risk associated with these liabilities, the Company enters into equity index futures and options. The changes in value of the futures and options will offset a portion of the changes in the annuity accounts relative to changes in the equity market.

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits, where the contractholder elects to invest in funds with a foreign equity index. Adverse changes in the foreign equity index expose the Company to losses if the change results in contractholder’s account balances falling below the guaranteed minimum. To mitigate this risk, the Company enters into total return swaps, where the Company pays the total return on the foreign index and receives one-month U.S. London Interbank Offered Rate (LIBOR). The changes in cash flows of the total return swap will offset a portion of the changes in the annuity accounts relative to changes in the foreign index.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

Derivatives Not Qualifying for Hedge Accounting – Credit Risk

The Company enters into two distinct types of credit derivative contracts (or credit default swaps) which allows the Company to either sell or buy credit protection on a specific creditor or credit index.

The Company sells credit default protection to counterparties on selected debt instruments with specific creditor or credit index exposure and combines the credit default swap with selected assets the Company owns to enhance spreads. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. When the Company sells these instruments, it receives periodic premium payments similar to the risk premium received on an equivalent maturity bond from the same creditor. In return, the Company agrees to provide for losses if a credit event occurs during the lifetime of the contract, by buying a pre-determined cash bond from the counterparty at face value. In such a contract, a credit event will be defined in the trade settlement documentation and may include, but is not limited to, creditor bankruptcy or restructuring. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company.

Quantitative Disclosure

The following table presents the fair value of derivative instruments, location of the related instruments in the consolidated balance sheets and the related notional amounts of the derivative instruments as of December 31, 2009:

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional	Balance sheet location	Fair value	Notional
Derivatives designated as hedging instruments:
Interest rate contracts	Other assets	$3.8	$86.4	Other liabilities	$69.0	$1,216.1
Cross-currency swaps	Other assets	33.8	93.1	Other liabilities	35.9	215.9

Total derivatives designated as hedging instruments		37.6	179.5		104.9	1,432.0
Derivatives not designated as hedging instruments:
Interest rate contracts	Other assets	410.0	7,456.7	Other liabilities	239.1	5,162.0
Cross-currency swaps	Other assets	48.6	210.8	Other liabilities	48.5	209.6
Credit default swaps	Other assets	0.5	28.5	Other liabilities	3.2	81.5
Total return swaps	Other assets	0.8	85.4	Other liabilities	8.3	555.8
Equity contracts	Other assets	331.2	2,504.6	Other liabilities	10.3	995.7
Embedded derivatives on guaranteed benefit annuity programs	N/A	—	—	Future policy benefits and claims	310.9	N/A
Other embedded derivatives	N/A	—	—	Other liabilities	1.5	N/A

Total derivatives not designated as hedging instruments		791.1	10,286.0		621.8	7,004.6

Total derivatives		$828.7	$10,465.5		$726.7	$8,436.6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in fair value hedges and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Location of gain (loss) recognized on derivatives	Amount of gain (loss) recognized on derivatives1,2
Derivatives in fair value hedging relationships:
Interest rate contracts	Net realized investment gains (losses)	$24.9
Cross-currency swaps	Net realized investment gains (losses)	(2.4)

Total		$22.5

Underlying fair value hedge relationships:
Interest rate contracts	Net realized investment gains (losses)	$(35.3)
Cross-currency swaps	Net realized investment gains (losses)	2.5

Total		$(32.8)

1         Excludes ($36.9) million of periodic settlements in interest rate contracts which are recorded in net investment income.

2        Includes $7.5 million of cash received in the termination of cash flow hedging instruments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following tables present the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Amount of gain (loss) recognized in OCI on derivatives
Derivatives in cash flow hedging relationships:
Interest rate contracts	$12.6
Cross-currency swaps	(4.4)
Currency contracts	(18.8)
Other embedded derivatives	(12.0)

Total	$(22.6)

(in millions)	Location of realized gain (loss) reclassified from AOCI into income1	Amount of realized gain (loss) reclassified from AOCI into income
Derivatives in cash flow hedging relationships:
Interest rate contracts	Interest credited to policyholder accounts	$(3.8)
Cross-currency swaps	Net realized investment gains (losses)	(10.9)
Currency contracts	Net realized investment gains (losses)	(3.8)
Other embedded derivatives	N/A	—

Total		$(18.5)

1	Effective portion.

(in millions)	Location of realized gain (loss) recognized in income on derivatives1	Amount of realized gain (loss) recognized in income on derivatives1,2,3
Derivatives in cash flow hedging relationships:
Interest rate contracts	Net realized investment gains (losses)	$0.1
Cross-currency swaps	Net realized investment gains (losses)	(1.3)
Currency contracts	Net realized investment gains (losses)	(2.8)
Other embedded derivatives	N/A	—

Total		$(4.0)

1	Ineffective portion and amounts excluded from the measurement of ineffectiveness.

2	Excludes 0.2 million of periodic settlements in interest rate contracts.

3	Includes $16.5 million of cash received in termination of cash flow hedging instrument.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table presents the gains (losses) for derivative instruments not designated and qualifying as hedging instruments and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Location of realized gain (loss) in income on derivatives	Amount of realized gain (loss) recognized in income on derivatives1
Derivatives not designated as hedging instruments:
Interest rate contracts	Net realized investment gains (losses)	$(197.2)
Cross-currency swaps	Net realized investment gains (losses)	3.3
Credit default swaps	Net realized investment gains (losses)	7.9
Equity total return swaps	Net realized investment gains (losses)	7.0
Equity contracts	Net realized investment gains (losses)	(738.7)
Embedded derivatives on guaranteed benefit annuity programs	Net realized investment gains (losses)	1,432.0
Other embedded derivatives	Net realized investment gains (losses)	2.6

Total		$516.9

1 Excludes net interest settlements and other revenue on embedded derivatives on guaranteed benefit annuity programs that are also recorded in net realized investment gains (losses).
In addition to the net realized investment gains (losses) listed in the previous tables, $(151.3) million of net interest settlements on all derivative instruments and $63.2 million of other revenue on embedded derivatives on guaranteed benefit annuity programs are also recorded in net realized investment gains (losses) for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Credit Derivatives

The Company had exposure to credit protection contracts for the years ended December 31, 2009, 2008, and 2007 and had experienced no credit event losses in 2009, credit event losses of $18.8 million in 2008 and no credit event losses in 2007 on such contracts. The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of the dates indicated, by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
(in millions)	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value
December 31, 2009:
Single sector exposure:
Consumer goods	$—	$—	$—	$—	$—	$—	$—	$—
Financial	35.0	(2.5)	9.0	0.2	—	—	44.0	(2.3)
Oil & gas pipelines	15.0	—	—	—	—	—	15.0	—
Services	—	—	—	—	10.0	0.2	10.0	0.2
Utilities	—	—	—	—	—	—	—	—

Total single sector exposure	50.0	(2.5)	9.0	0.2	10.0	0.2	69.0	(2.1)
Index exposure:
Corporate bonds	—	—	—	—	—	—	—	—

Total index exposure	—	—	—	—	—	—	—	—

Total	$50.0	$(2.5)	$9.0	$0.2	$10.0	$0.2	$69.0	$(2.1)

December 31, 2008:
Single sector exposure:
Consumer goods	$—	$—	$6.0	$(0.8)	$—	$—	$6.0	$(0.8)
Financial	—	—	35.0	(5.8)	13.0	(0.5)	48.0	(6.3)
Oil & gas pipelines	10.0	—	15.0	(0.8)	—	—	25.0	(0.8)
Services	—	—	—	—	35.0	(3.0)	35.0	(3.0)
Utilities	4.5	—	—	—	—	—	4.5	—

Total single sector exposure	14.5	—	56.0	(7.4)	48.0	(3.5)	118.5	(10.9)
Index exposure:
Corporate bonds	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total index exposure	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total	$14.5	$—	$56.0	$(7.4)	$158.9	$(3.8)	$229.4	$(11.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(6)	Investments
Fixed Maturity Securities and Equity Securities Available-for-Sale

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2009:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$136.7	$15.4	$1.0	$151.1
U. S. Government agencies	551.3	57.2	5.7	602.8
Obligations of states and political subdivisions	567.6	4.4	23.1	548.9
Debt securities issued by foreign governments	69.9	5.3	0.1	75.1
Corporate securities
Public	10,929.8	597.2	175.2	11,351.8
Private	4,499.5	193.1	83.4	4,609.2
Residential mortgage-backed securities	6,078.9	95.2	665.2	5,508.9
Commercial mortgage-backed securities	1,284.9	6.5	207.3	1,084.1
Collateralized debt obligations	531.1	11.8	170.9	372.0
Other asset-backed securities	453.4	20.4	28.0	445.8

Total fixed maturity securities	25,103.1	1,006.5	1,359.9	24,749.7
Equity securities	48.8	4.6	0.8	52.6

Total securities available-for-sale	$25,151.9	$1,011.1	$1,360.7	$24,802.3

December 31, 2008:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$79.1	$22.6	$—	$101.7
U. S. Government agencies	420.4	93.3	—	513.7
Obligations of states and political subdivisions	230.5	1.6	7.4	224.7
Debt securities issued by foreign governments	50.1	5.4	—	55.5
Corporate securities
Public	8,881.9	109.9	1,040.7	7,951.1
Private	4,997.8	45.2	401.0	4,642.0
Residential mortgage-backed securities	6,807.8	90.5	863.6	6,034.7
Commercial mortgage-backed securities	1,418.1	0.6	455.3	963.4
Collateralized debt obligations	557.8	6.3	240.7	323.4
Other asset-backed securities	679.1	3.6	105.4	577.3

Total fixed maturity securities	24,122.6	379.0	3,114.1	21,387.5
Equity securities	62.2	0.7	8.8	54.1

Total securities available-for-sale	$24,184.8	$379.7	$3,122.9	$21,441.6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell debt securities in unrealized loss positions. The Company may realize investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Estimated fair value	Gross unrealized losses	Number of securities	Estimated fair value	Gross unrealized losses	Number of securities	Estimated fair value	Gross unrealized losses	Number of securities
December 31, 2009:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$50.9	$1.0	2	$—	$—	—	$50.9	$1.0	2
U.S. Government agencies	154.6	5.7	8	—	—	—	154.6	5.7	8
Obligations of states and political subdivisions	318.2	11.5	35	79.1	11.6	13	397.3	23.1	48
Debt securities issued by foreign governments	1.6	0.1	2	—	—	—	1.6	0.1	2
Corporate securities
Public	1,197.9	32.0	160	1,117.5	143.2	201	2,315.4	175.2	361
Private	278.8	19.0	47	972.6	64.4	73	1,251.4	83.4	120
Residential mortgage-backed securities	936.7	104.2	117	2,375.1	561.0	341	3,311.8	665.2	458
Commercial mortgage-backed securities	42.7	5.2	11	699.3	202.1	101	742.0	207.3	112
Collateralized debt obligations	29.9	28.9	13	277.2	142.0	45	307.1	170.9	58
Other asset-backed securities	5.4	0.2	12	247.5	27.8	33	252.9	28.0	45

Total fixed maturity securities	3,016.7	207.8	407	5,768.3	1,152.1	807	8,785.0	1,359.9	1,214
Equity securities	16.7	0.1	13	2.4	0.7	75	19.1	0.8	88

Total	$3,033.4	$207.9	420	$5,770.7	$1,152.8	882	$8,804.1	$1,360.7	1,302

December 31, 2008:
Fixed maturity securities:
Obligations of states and political subdivisions	$94.9	$3.5	16	$29.3	$3.9	9	$124.2	$7.4	25
Corporate securities
Public	4,109.4	676.9	692	1,350.3	363.8	289	5,459.7	1,040.7	981
Private	2,259.4	282.1	231	996.5	118.9	105	3,255.9	401.0	336
Residential mortgage-backed securities	820.3	187.8	138	2,281.4	675.8	323	3,101.7	863.6	461
Commercial mortgage-backed securities	539.9	190.4	96	410.9	264.9	96	950.8	455.3	192
Collateralized debt obligations	151.0	100.8	24	122.6	139.9	36	273.6	240.7	60
Other asset-backed securities	325.5	41.7	38	228.7	63.7	26	554.2	105.4	64

Total fixed maturity securities	8,300.4	1,483.2	1,235	5,419.7	1,630.9	884	$13,720.1	$3,114.1	2,119
Equity securities	19.2	8.6	81	3.4	0.2	6	22.6	8.8	87

Total	$8,319.6	$1,491.8	1,316	$5,423.1	$1,631.1	890	$13,742.7	$3,122.9	2,206

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The weighted estimated fair value to amortized cost for non-investment grade fixed maturity securities that have an estimated fair value of less than 80% and have been in an unrealized loss position for more than one year was 65% and 64% as of December 31, 2009 and December 31, 2008, respectively.

The table below summarizes the amortized cost and estimated fair values of fixed maturity securities available-for-sale, by maturity, as of December 31, 2009. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,002.3	$1,024.5
Due after one year through five years	7,213.2	7,507.1
Due after five years through ten years	5,265.4	5,516.8
Due after ten years	3,273.9	3,290.5

Subtotal	16,754.8	17,338.9
Residential mortgage-backed securities	6,078.9	5,508.9
Commercial mortgage-backed securities	1,284.9	1,084.1
Collateralized debt obligations	531.1	372.0
Other asset-backed securities	453.4	445.8

Total	$25,103.1	$24,749.7

The NAIC assigns credit quality ratings (NAIC designations) to securities for the purpose of statutory reporting. These NAIC designations are generally based on the credit ratings assigned by nationally recognized statistical rating agencies organizations (NRSRO) unless a security is not rated by an NRSRO, in which case the NAIC rates it using an alternative approach. For 2009 statutory reporting, the NAIC modified its ratings approach for residential mortgage-backed securities, which are not backed by U.S. government agencies. Under the modified approach, the NAIC designation for this type of security is based on an insurer’s reported carrying value for the security relative to a NAIC-prescribed ratings matrix for the security, with a higher NAIC designation afforded securities with lower carrying values. In effect, this process rates the credit quality of a security based on an independent market view of the expected discounted future cash flows from the security versus its statutory carrying value. Under this process, NAIC designations for these residential mortgage-backed securities could be higher or lower than the related NRSRO ratings. NAIC designations range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 91% and 93% were in the two highest NAIC designations categories as of December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table shows the equivalent designation between the NAIC and NRSRO and summarizes the credit quality, as determined by NAIC designations, of the Company’s fixed maturity securities portfolio as of the dates indicated:

(in millions)		December 31, 2009		December 31, 2008
NAIC Desingations1,2	NRSRO equivalent designation	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
1	AAA/AA/A	$15,322.9	$15,195.7	$15,423.0	$13,960.4
2	BBB	7,139.5	7,275.0	6,610.4	5,802.2
3	BB	1,551.1	1,404.3	1,233.3	990.0
4	B	724.1	616.7	556.0	386.2
5	CCC and lower	253.5	187.6	190.5	148.2
6	In or near default	112.0	70.4	109.4	100.5

	Total	$25,103.1	$24,749.7	$24,122.6	$21,387.5

1
NAIC designations are assigned at least annually. Some ratings for securities shown have been assigned to securities not yet assigned an NAIC designation in a manner approximating equivalent NRSRO categories.

2	Class 1 and class 2 NAIC designations are generally considered to represent investment grade ratings and are considered as such by the Company in reporting its credit quality information.
Other-Than-Temporary Impairment Evaluations

When evaluating whether a residential mortgage-backed security, commercial mortgage-backed security, collateralized debt obligation and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency prepayment and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt position, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis. A similar analysis is performed to evaluate U.S. Treasury securities and obligations of U.S. Government corporations, U.S. Government agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

To the extent that the present value of the cash flows generated by a security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings. It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the security to recovery.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Under the current other-than temporary impairment model, which was amended by the FASB and adopted by the Company in the first quarter of 2009, debt securities that become other-than-temporarily impaired (where the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in a separate component of other comprehensive income, net of applicable taxes and other offsets. For securities that are other-than-temporarily impaired, a discussion of the estimate of the credit loss portion that is recognized in earnings is provided, as applicable in the respective section of this footnote.

Corporate Securities

Corporate securities include conventional bonds, private placement fixed maturity securities, syndicated corporate bank loans and hybrid securities with both debt and equity-like features. For these corporate securities, the following table summarizes, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$27.1	$104.1	$131.2	$13.1	$45.5	$58.6	$40.2	$149.6	$189.8
79.9% - 50.0%	8.5	45.6	54.1	2.3	12.4	14.7	10.8	58.0	68.8
Below 50.0%	—	—	—	—	—	—	—	—	—

Total	$35.6	$149.7	$185.3	$15.4	$57.9	$73.3	$51.0	$207.6	$258.6

December 31, 2008:
99.9% - 80.0%	$355.7	$116.8	$472.5	$31.0	$23.4	$54.4	$386.7	$140.2	$526.9
79.9% - 50.0%	327.5	121.9	449.4	118.4	126.0	244.4	445.9	247.9	693.8
Below 50.0%	79.3	41.5	120.8	47.1	53.1	100.2	126.4	94.6	221.0

Total	$762.5	$280.2	$1,042.7	$196.5	$202.5	$399.0	$959.0	$482.7	$1,441.7

Judgments regarding whether a corporate debt security is other-than-temporarily impaired include analyzing the issuer’s financial condition. An analysis of the issuer’s financial condition includes whether there has been a decline in the overall value of the issuer or its ability to service the specific security. The total enterprise value of the company issuing the security is determined through asset coverage, cash flow multiples, or other industry standards. Several factors assessed when determining the enterprise value include, but are not limited to, credit quality ratings, cash flow sustainability, liquidity, strength, industry, and market position. Sources of information include, but are not limited to, management projections, independent consultants, street research, peer analysis, and internal analysis.

If the company has concerns regarding the viability of the issuer or its ability to service the specific security after this analysis, a recovery value analysis is prepared to determine if the recovery value has declined below the amortized cost of the security. The recovery value is combined with the estimated timing to recovery, any other applicable cash flows that are expected and the security’s effective yield to arrive at the expected present value of cash flows. If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company held hybrid securities issued by institutions in the financial sector with both debt and equity-like features, classified as corporate fixed maturity securities, with estimated fair values of $608.9 million and $661.2 million, and gross unrealized losses of $101.3 million and $379.9 million, as of December 31, 2009 and 2008, respectively. Of these unrealized losses as of December 31, 2009, $98.8 million, or 98%, were in an unrealized loss position for more than one year, evaluated under the debt model, compared to $106.3 million, or 18%, as of December 31, 2008. The Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer and security.

The Company invests in private placement fixed maturity securities because of the generally higher nominal yield available compared to comparably rated public fixed maturity securities, more restrictive financial and business covenants available in private fixed maturity security loan agreements, and stronger prepayment protection. Although private placement fixed maturity securities are not registered with the SEC and generally are less liquid than public fixed maturity securities, restrictive financial and business covenants included in private placement fixed maturity security loan agreements generally are designed to compensate for the impact of increased liquidity risk. A significant portion of the private placement fixed maturity securities that the Company holds are participations in issues that are also owned by other investors. In addition, some of these securities are rated by NRSROs, and substantially all have been assigned a rating by the NAIC, as shown in a previous table in this footnote summarizing the credit quality of the Company’s fixed maturity securities portfolio.

Residential Mortgage-Backed Securities

Residential mortgage-backed securities are a type of fixed income security backed by residential mortgage loans, which have been are sold into a trust or special purpose entity, formed for the purpose of securitizing and tranching the cash flows of the mortgage loans. The following tables summarize the distribution by collateral classification of the Company’s residential mortgage-backed securities as of dates indicated:

	As of December 31, 2009			As of December 31, 2008
in millions	Amortized cost	Estimated fair value	% of estimated fair value total	Amortized cost	Estimated fair value	% of estimated fair value total
Government agency	$2,546.9	$2,620.9	48%	$2,928.5	$3,002.4	50%
Prime	1,120.3	959.7	17%	1,341.6	1,041.4	17%
Alt-A	1,830.6	1,451.7	26%	1,850.7	1,451.6	24%
Sub-prime	577.3	473.7	9%	675.8	528.7	9%
Other residential mortgage collateral	3.8	2.9	—	11.2	10.6	—

Total	$6,078.9	$5,508.9	100%	$6,807.8	$6,034.7	100%

The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically charges a slightly higher interest rate for such mortgages.

The Company considers sub-prime collateral to be mortgages that are first or second lien mortgage loans issued to sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered sub-prime. The Company considers prime collateral to be mortgages whose underwriting standards qualify the mortgage for regular conforming or jumbo loan programs. In addition, government agency collateral is considered to be mortgages securitized by government agencies both implicitly and explicitly backed by the full faith and credit of the U.S. Government.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

For residential mortgage-backed securities, the following table summarizes as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$29.0	$134.1	$163.1	$11.5	$41.5	$53.0	$40.5	$175.6	$216.1
79.9% - 50.0%	17.4	197.6	215.0	19.5	140.4	159.9	36.9	338.0	374.9
Below 50.0%	10.3	33.8	44.1	16.5	13.6	30.1	26.8	47.4	74.2

Total	$56.7	$365.5	$422.2	$47.5	$195.5	$243.0	$104.2	$561.0	$665.2

December 31, 2008:
99.9% - 80.0%	$47.7	$124.5	$172.2	$6.0	$10.3	$16.3	$53.7	$134.8	$188.5
79.9% - 50.0%	91.7	441.6	533.3	17.1	22.2	39.3	108.8	463.8	572.6
Below 50.0%	13.0	74.4	87.4	12.3	2.8	15.1	25.3	77.2	102.5

Total	$152.4	$640.5	$792.9	$35.4	$35.3	$70.7	$187.8	$675.8	$863.6

The Company evaluates its residential mortgage-backed securities for other-than-temporary impairment using multiple inputs. Loan level defaults are estimated using an option pricing approach in which the probability of borrower default increases as home equity declines. Other factors which influence the probability of default are debt-servicing, missed refinancing opportunities and geography. Loan level characteristics such as issuer, FICO score, payment terms, level of documentation, residency type, dwelling type and loan purpose are also utilized in the model along with historical performance, to estimate or measure the loan’s propensity to default. Additionally, the model takes into account loan age, seasonality, payment changes and exposure to refinancing as additional drivers of default. For transactions where loan level data is not available, the model uses a proxy based on the collateral characteristics. Loss severity in the model is a function of multiple factors, including but not limited to, the unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property valuation and loan-to-value ratio at origination. Prepayment speeds, both actual and estimated, are also considered. The cash flows generated by the collateral securing these securities are then determined based on these default, loss severity and prepayment assumptions. These collateral cash flows are then utilized, along with consideration for the issue’s position in the overall structure, to determine the cash flows associated with the residential mortgage-backed security held by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Commercial Mortgage-Backed Securities

The Company owns and manages commercial mortgage-backed securities, which are trust certificates or bonds offered to investors that are collateralized by a pool of commercial mortgage loans from which the principal and interest paid on those mortgages flows to investors. These investments in commercial mortgage-backed securities are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties. Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages. For commercial mortgage-backed securities, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$4.2	$54.0	$58.2	$—	$—	$—	$4.2	$54.0	$58.2
79.9% - 50.0%	—	85.2	85.2	—	—	—	—	85.2	85.2
Below 50.0%	1.0	62.9	63.9	—	—	—	1.0	62.9	63.9

Total	$5.2	$202.1	$207.3	$—	$—	$—	$5.2	$202.1	$207.3

December 31, 2008:
99.9% - 80.0%	$19.8	$36.7	$56.5	$—	$—	$—	$19.8	$36.7	$56.5
79.9% - 50.0%	129.6	40.9	170.5	—	—	—	129.6	40.9	170.5
Below 50.0%	41.0	187.3	228.3	—	—	—	41.0	187.3	228.3

Total	$190.4	$264.9	$455.3	$—	$—	$—	$190.4	$264.9	$455.3

Commercial mortgage-backed securities’ cash flows are generated by an industry standard fixed income analytics system designed for asset backed securities. In addition, a third party default model is generally utilized within this service to apply loan specific probability of default, refinance risk and loss severity ratios to generate estimated cash flows. Default and prepayment assumptions are deal specific and include, but are not limited to, delinquency, property type, loan size, debt service coverage ratio, loan to value ratios and loan age.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Collateralized Debt Obligations

Collateralized debt obligations are asset-backed securities whose value is derived from the credit quality of the underlying corporate obligations. For collateralized debt obligations, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade versus non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$0.4	$3.6	$4.0	$0.3	$15.8	$16.1	$0.7	$19.4	$20.1
79.9% - 50.0%	—	29.0	29.0	4.2	31.4	35.6	4.2	60.4	64.6
Below 50.0%	—	9.6	9.6	24.0	52.6	76.6	24.0	62.2	86.2

Total	$0.4	$42.2	$42.6	$28.5	$99.8	$128.3	$28.9	$142.0	$170.9

December 31, 2008:
99.9% - 80.0%	$7.0	$0.2	$7.2	$0.1	$0.6	$0.7	$7.1	$0.8	$7.9
79.9% - 50.0%	25.8	37.2	63.0	—	—	—	25.8	37.2	63.0
Below 50.0%	66.5	99.8	166.3	1.4	2.1	3.5	67.9	101.9	169.8

Total	$99.3	$137.2	$236.5	$1.5	$2.7	$4.2	$100.8	$139.9	$240.7

To generate the expected cash flows, agency NRSRO of the underlying corporate securities were used to develop default probabilities. Historical and forecasted loss severities were then applied to develop the expected losses within the security’s collateral pool. An independent data provider is then used to model each security’s structure and waterfall to determine cash flows at the security level. If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

Within the collateralized debt obligations security type are Pooled Trust Preferreds. Pooled Trust Preferreds are collateralized debt obligations where the collateral is regional bank and insurance company trust preferred securities. All banks in the pools were screened using data provided by U.S. Bank Rating service. The rating service score is a combination of the bank’s liquidity, asset quality, capital adequacy and profitability. The results of the analysis, as well as management’s evaluation of the results and broker research, are used to generate default rates which are modeled to create cash flows from the entire collateral pool underlying each pooled trust preferred security. An independent data provider is then used to model each security’s structure and payment waterfall to determine cash flows at the security level.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Unrealized Gains and Losses

The following table presents the components of net unrealized losses on securities available-for-sale, as of December 31:

(in millions)	2009	2008
Net unrealized losses, before adjustments and taxes	$(349.6)	$(2,743.2)
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(35.1)	(57.7)

Total net unrealized losses, before adjustments and taxes	(384.7)	(2,800.9)
Adjustment to deferred policy acquisition costs	31.0	615.9
Adjustment to value of business acquired	0.2	9.6
Adjustment to future policy benefits and claims	19.5	46.9
Adjustment to policyholder dividend obligation	(16.4)	74.9
Deferred federal income tax benefit	122.6	718.8

Net unrealized losses	$(227.8)	$(1,334.8)

The following table presents an analysis of the net change in net unrealized gains (losses) on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	20091	2008	2007
Fixed maturity securities	$2,381.7	$(2,682.2)	$(132.1)
Equity securities	11.9	(14.2)	(4.5)

Net increase (decrease)	$2,393.6	$(2,696.4)	$(136.6)

1
Includes the $384.2 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

The following table summarizes the Company’s accumulated other comprehensive losses recognized on debt securities which have credit losses in earnings, based on the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities before federal income tax benefit, for the years ended December 31:

(in millions)	2009
Cumulative adoption of accounting principle as of January 1	$(384.2)
Net unrealized gains in the period	38.3

Total1	$(345.9)

1	Includes $417.5 million of other-than-temporary impairment losses recognized in other comprehensive income for the year ended December 31, 2009.
The Company’s practice is to disclose in the table above both the non-credit portion of the other-than-temporary impairment losses recognized in other comprehensive income and any subsequent changes in the fair value of those debt securities, which could result in a net unrealized gain.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Mortgage Loans on Real Estate, Securitization and Real Estate

As of December 31, 2009 and 2008, the carrying value, net of specific reserves, of commercial mortgage loans on real estate considered specifically reserved was $154.8 million and $39.9 million, respectively, for which a $36.4 million and $14.4 million specific reserve had been established, respectively. No specific reserve exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value.

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2009	2008	2007
Allowance, beginning of period	$42.4	$24.8	$36.0
Net change in allowance	35.0	17.6	(11.2)

Allowance, end of period	$77.4	$42.4	$24.8

The Company has securitized commercial mortgage loans on real estate to third parties. The Company, as the transferor, has continuing involvement in these loans which consists of receiving servicing fees on loans which the Company has transferred.

The Company did not participate in any securitization arrangements during the years ended December 31, 2009 and 2008. The Company received $0.6 million, during the years ended December 31, 2009 and 2008, in servicing fees related to financial assets where there is a continuing involvement from the securitization of commercial mortgage loans on real estate. During 2007, the Company received proceeds of $928.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized losses of $7.3 million on these loans, and received $0.7 million in servicing fees related to loans securitized in 2007 and before.

The Company provided a representations and warranties letter to the transferee for each securitization arrangement. If it is found that the Company has made a misrepresentation, it could be required to provide financial support to the transferee or its beneficial interest holders. For the years ended December 31, 2009, 2008 and 2007, the Company was not required to provide any financial or other support that it was not previously contractually required to provide to the transferee or its beneficial interest holders.

Real estate held for use was $1.8 million and $9.8 million as of December 31, 2009 and 2008, respectively. These assets are carried at cost less accumulated depreciation, which was $0.4 million and $2.1 million as of December 31, 2009 and 2008, respectively. The carrying value of real estate held for sale was $7.1 million and $6.8 million as of December 31, 2009 and 2008, respectively.

Securities Lending

The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral with the objective of increasing the yield on its investments. The cash collateral is invested in high-quality, short-term and long-term investments. The Company’s policy requires the maintenance of collateral of a minimum of 102% of the fair value of the securities loaned. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the loaned securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term. The Company recognizes loaned securities as part of its investments available-for-sale. The Company also recognizes the short-term and other long-term investments acquired with the cash collateral and its obligation to return such collateral to the borrower in short-term investments and fixed maturity securities and other liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

As of December 31, 2009 and December 31, 2008, the Company had received $41.4 million and $419.9 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2009 and December 31, 2008. As of December 31, 2009 and December 31, 2008, the Company had loaned securities with a fair value of $40.0 million and $407.1 million, respectively.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $19.2 million and $28.0 million were on deposit with various regulatory agencies as required by law as of December 31, 2009 and 2008, respectively,. These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2009	2008	2007
Securities available-for-sale:
Fixed maturity securities	$1,465.1	$1,477.3	$1,518.5
Equity securities	1.9	5.3	5.0
Mortgage loans on real estate	445.4	497.1	554.1
Short-term investments	6.4	16.8	31.2
Other	17.0	(75.1)	152.0

Gross investment income	1,935.8	1,921.4	2,260.8
Less investment expenses	56.7	56.7	68.6

Net investment income	$1,879.1	$1,864.7	$2,192.2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains (losses) from continuing operations by source for the years ended December 31:

(in millions)	2009	2008	2007
Total net derivatives gains (losses)1,2	399.8	(330.3)	(55.9)
Total realized gains on sales	191.7	40.2	93.3
Total realized losses on sales	(112.8)	(40.7)	(85.2)
Valuation (losses) gains3	(20.7)	(55.8)	1.9
Other	(4.2)	38.8	(1.3)

Net realized investment gains (losses)	$453.8	$(347.8)	$(47.2)

1
Includes gains of $413.6 million and losses of $500.7 million, and $26.7 million on derivatives and embedded derivatives associated with living benefit contracts for the years ended December 31, 2009, 2008, and 2007, respectively.

2
Includes losses of $171.8 million and gains of $109.4 million on derivatives associated with death benefit contracts for the years ended December 31, 2009 and 2008, respectively. There were no material gains or losses on derivatives associated with death benefit contracts during 2007.

3	Includes valuation of trading securities, mark-to-market valuation of mortgage loans held for sale, and changes in the valuation allowance not related to specific mortgage loans on real estate.
Proceeds from the sale of securities available-for-sale during 2009, 2008 and 2007 were $4.21 billion, $4.31 billion and $4.98 billion, respectively. During 2009 and 2008, gross gains of $189.0 million and $35.7 million, respectively, and gross losses of $70.3 million and $25.3 million, respectively, were realized on those sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Other-Than-Temporary and Other Investment Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

(in millions)	Gross	Included in OCI	Net
2009:
Fixed maturity securities1	$906.8	$(417.5)	$489.3
Equity securities	7.1	—	7.1
Mortgage loans	71.8	—	71.8
Other	6.4	—	6.4

Total other-than-temporary impairment losses	$992.1	$(417.5)	$574.6

		2008	2007
Total Impairments:
Fixed maturity securities1		$1,052.2	$108.5
Equity securities		60.2	—
Mortgage loans		14.6	4.1
Other		3.7	5.1

Total other-than-temporary impairment losses		$1,130.7	$117.7

1
Declines in the creditworthiness of the issuer of hybrid securities with both debt and equity-like features requires the use of the equity model in analyzing the security for other-than-temporary impairment. For the year ended December 31, 2009, the Company recognized $167.6 million in other-than-temporary impairments related to these securities compared to $89.5 million and none for the years ended December 31, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the other-than-temporary-impairment losses on debt securities held as of December 31, 2009 that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

(in millions)
Cumulative credit loss as of January 1, 20091	$507.5
New credit losses	168.4
Incremental credit losses2	71.9

Subtotal	747.8
Less:
Losses related to securities included in the beginning balance sold or paid down during the period	(267.3)
Losses related to securities included in the beginning balance for which there was a change in intent3	(63.1)
Increases in cash flows expected to be collected for securities included in the beginning balance	—

Cumulative credit loss as of December 31, 20091	$417.4

1
The cumulative credit loss amount excludes other-than-temporary-impairment losses on securities held as of the periods indicated that the Company intends to sell or it is more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis.

2	On securities included in the beginning balance.

3
Securities for which a credit-related other-than-temporary impairment loss was previously recorded that the Company now intends to sell or is more likely than not it will be required to sell before recovery of the amortized cost basis and has transferred the non-credit portion of loss previously recorded in other comprehensive income to earnings during the period. Also includes hybrid securities that had previously been evaluated for other-than-temporary impairment based on the criteria as a debt security, but in the current period are evaluated as an equity security due to declines in the creditworthiness of the issuer.

(7)	Deferred Policy Acquisition Costs
During the fourth quarter of 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by the continued market recovery and favorable market performance compared to assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a increase in DAC and other related balances, including sales inducement assets, and an decrease in DAC amortization and other related balances of $218.5 million pre-tax in the Individual Investments segment. The Company used the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described below. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

During the second quarter of 2009, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves. The review covered all assumptions including mortality, lapses, expenses and general and separate account returns. As a result of this review, certain assumptions were unlocked (DAC unlock). The unlocked assumptions primarily related to lower expected investment spreads and separate account returns across all segments.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during 2009 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$191.9	$—	$—	$10.9	$202.8
Retirement Plans	(8.2)	—	—	—	(8.2)
Individual Protection	(43.9)	(13.2)	10.9	—	(46.2)

Total	$139.8	$(13.2)	$10.9	$10.9	$148.4

During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns. Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243.1 million pre-tax in the Individual Investments segment. The Company used the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described below. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177.2 million pre-tax in the Individual Investments segment.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked. The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2008 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$(429.1)	$(2.6)	$—	$(0.6)	$(432.3)
Retirement Plans	(2.3)	—	—	—	(2.3)
Individual Protection	(2.8)	7.5	3.2	—	7.9

Total	$(434.2)	$4.9	$3.2	$(0.6)	$(426.7)

During the second quarter of 2007, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review included all assumptions, including expected separate account investment returns during the three-year reversion period, lapse rates, mortality and expenses. The Company determined as part of this annual review that the overall separate account returns were expected to exceed previous estimates due to favorable financial market trends. Additionally, while the Company estimated that the overall profitability of its variable products had improved, it expected the long-term net growth in separate account investment performance to moderate.

Accordingly, the second quarter 2007 unlocking process included changes in several assumptions, including assumptions affecting net separate account investment performance. This unlocking resulted in a net increase in DAC and a benefit to DAC amortization and other related balances totaling $216.5 million pre-tax. First, the Company reset the anchor date for its reversion to the mean calculations, which increased the annual net separate account growth rate to 7% during the first three years of the projection period from 0% (which was the rate of return for the three-year reversion period required from the previous anchor date). Second, as a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company unlocked and reset its long-term assumption for net separate account growth rates to 7% from 8%. This decreased the net separate account growth rate by 1% to 7% for all years subsequent to the three-year reversion period. The combination of resetting these two factors resulted in a $161.9 million increase in DAC and benefit to DAC amortization and other related balances. The impact of changing the annual net separate account growth rate from 0% to 7% during the three-year reversion period had a much larger effect on the DAC balance when compared to the 1% incremental change in the long-term assumption for net separate account investment performance. The remainder of the increase in DAC and benefit to DAC amortization and other related balances resulting from the DAC unlocking process primarily was related to the recorded balance of individual variable annuity DAC falling outside the Company’s preset parameters for the prescribed period, which was driven by favorable market performance in excess of the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a $78.8 million increase in DAC and benefit to DAC amortization and other related balances. This was partially offset by a $24.2 million decrease in DAC and increase in DAC amortization and other related balances due to increasing estimated lapse rates for fixed annuity and BOLI products.

During the second quarter of 2007, the Company added a new feature to its existing GLWB rider, Lifetime Income (L.inc). This new feature resulted in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts. As a result, the Company eliminated existing DAC and other related balances resulting in a $135.0 million pre-tax charge.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of these assumptions during the second quarter of 2007 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$(208.9)	$—	$—	$12.5	$(196.4)
Retirement Plans	(10.5)	—	—	—	(10.5)
Individual Protection	(16.4)	5.1	1.7	—	(9.6)

Total	$(235.8)	$5.1	$1.7	$12.5	$(216.5)

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2009	2008
Balance at beginning of period	$4,523.8	$4,095.6
Capitalization of DAC	513.0	587.6
Amortization of DAC, excluding unlocks	(605.4)	(257.4)
Amortization of DAC, related to unlocks	139.8	(434.2)
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale and other	(588.1)	532.2

Balance at end of period	$3,983.1	$4,523.8

(8)	Value of Business Acquired and Other Intangible Assets
The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2009	2008
Balance at beginning of period	$334.0	$354.8
Amortization of VOBA	(49.4)	(31.4)
Net realized losses on investments	1.7	1.9
Other	—	0.5

Subtotal	286.3	325.8
Change in unrealized (loss) gain on available-for-sale securities	(9.4)	8.2

Balance at end of period	$276.9	$334.0

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $20.1 million, $22.4 million and $24.8 million during the years ended December 31, 2009, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes intangible assets as of December 31:

(in millions)	Initial useful life1	2009		2008
		Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Amortizing:
VOBA	28 years	$594.9	$318.0	$594.9	$270.5
Distribution forces	20 years	7.0	7.0	7.0	1.3

Total intangible assets		$601.9	$325.0	$601.9	$271.8

1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors.
During the fourth quarter of 2009, the Company recorded a $5.4 million pre-tax impairment charge on intangible assets associated with the NFN retirement services distribution channel.

During 2009, the Company fully amortized intangible assets related to NLICA and NLACA state insurance licenses, which resulted in a $7.8 million pre-tax charge. The state insurance licenses had indefinite useful lives and were not previously amortized. Due to the merger with NLIC and NLAIC, respectively, on December 31, 2009, the NLICA and NLACA state insurance licenses are no longer required as the surviving entities have the required state insurance licenses to conduct business on existing NLICA and NLACA products. The Company will surrender the state insurance licenses back to each state. See Note 1 for a description of the merger transaction between these entities.

During 2008, the Company recorded a $19.7 million pre-tax impairment charge on career agency force and independent agency force intangible assets associated with its plan to exit the NFN professional consulting group sales channel and selling arrangement changes for the independent agency force.

The Company’s annual impairment testing performed as of June 30, did not result in material impairment losses on intangible assets during 2009, 2008 and 2007.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization for the next five years ended December 31:

(in millions)	VOBA
2010	$28.8
2011	24.2
2012	21.9
2013	19.4
2014	16.0

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(9)	Goodwill
The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Protection	Total
Balance as of December 31, 2007	$25.4	$174.4	$199.8
Adjustments	—	—	—

Balance as of December 31, 2008	25.4	174.4	199.8
Adjustments	—	—	—

Balance as of December 31, 2009	$25.4	$174.4	$199.8

The Company’s 2009 annual impairment testing did not result in any impairments on existing goodwill. As of the 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value. The goodwill balances as of 12/31/09 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(10)	Closed Block
The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2009	2008
Liabilities:
Future policyholder benefits	$1,818.0	$1,844.2
Policyholder funds and accumulated dividends	142.9	142.7
Policyholder dividends payable	28.7	31.7
Policyholder dividend obligation	48.7	(62.2)
Other policy obligations and liabilities	13.8	9.2

Total liabilities	2,052.1	1,965.6

Assets:
Fixed maturity securities available-for-sale, at estimated fair value	1,236.2	1,082.1
Mortgage loans on real estate	263.2	294.8
Policy loans	190.5	197.9
Other assets	135.4	152.3

Total assets	1,825.3	1,727.1

Excess of reported liabilities over assets	226.8	238.5

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities available-for-sale	90.8	(88.6)
Adjustment to policyholder dividend obligation	(90.8)	88.6

Total	—	—

Maximum future earnings to be recognized from assets and liabilities	$226.8	$238.5

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$1,236.2	$1,082.1
Amortized cost	1,252.6	1,157.0
Shadow policyholder dividend obligation	(16.4)	74.9

Net unrealized appreciation	$—	$—

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2009	2008	2007
Revenues:
Premiums	$89.6	$92.9	$95.7
Net investment income	105.6	108.9	102.5
Realized investment gains (losses)	1.8	(40.9)	(1.5)
Realized (losses) gains credited to to policyholder benefit obligation	(5.8)	36.9	(2.5)

Total revenues	191.2	197.8	194.2

Benefits and expenses:
Policy and contract benefits	132.9	131.1	136.4
Change in future policyholder benefits and interest credited to policyholder accounts	(24.4)	(17.4)	(19.3)
Policyholder dividends	59.2	62.9	61.1
Change in policyholder dividend obligation	4.4	2.6	(3.6)
Other expenses	1.1	1.2	1.2

Total benefits and expenses	173.2	180.4	175.8

Total revenues, net of benefits and expenses, before federal income tax expense	18.0	17.4	18.4
Federal income tax expense	6.3	6.1	6.4

Revenues, net of benefits and expenses and federal income tax expense	$11.7	$11.3	$12.0

Maximum future earnings from assets and liabilities:
Beginning of period	$238.5	$249.8	$261.8
Change during period	(11.7)	(11.3)	(12.0)

End of period	$226.8	$238.5	$249.8

Cumulative closed block earnings from inception through December 31, 2009 and 2008 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32.3 million and $12.7 million as of December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(11)	Variable Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) guaranteed minimum death benefits (GMDB); (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit: for certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s L.inc, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
In January 2009, the Company decided to simplify its living benefit guarantees and only offer L.inc on new sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables. The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (a contract may contain multiple guarantees):

	2009					2008
(in millions)	General account value	Separate account value	Total account value	Net amount at risk1	Wtd. avg. attained age	General account value	Separate account value	Total account value	Net amount at risk1	Wtd. avg. attained age
GMDB:
Return of premium	$728.8	$5,859.6	$6,588.4	$99.5	61	$912.1	$5,082.2	$5,994.3	$440.6	60
Reset	1,622.4	12,406.1	14,028.5	899.5	64	2,282.3	10,259.8	12,542.1	2,477.7	64
Ratchet	1,181.3	13,835.5	15,016.8	1,772.4	67	1,877.7	10,545.7	12,423.4	3,775.3	67
Rollup	41.8	258.7	300.5	17.7	73	48.5	241.9	290.4	25.9	72
Combo	229.1	1,577.3	1,806.4	325.6	69	306.0	1,398.1	1,704.1	621.2	69

Subtotal	3,803.4	33,937.2	37,740.6	3,114.7	65	5,426.6	27,527.7	32,954.3	7,340.7	65
Earnings enhancement	16.5	373.4	389.9	19.6	64	28.1	305.4	333.5	7.2	63

Total - GMDB	$3,819.9	$34,310.6	$38,130.5	$3,134.3	65	$5,454.7	$27,833.1	$33,287.8	$7,347.9	65

GMAB2:
5 Year	$383.0	$2,639.8	$3,022.8	$171.5	N/A	$607.0	$2,260.6	$2,867.6	$499.0	N/A
7 Year	393.6	2,151.9	2,545.5	180.4	N/A	451.6	1,814.3	2,265.9	482.9	N/A
10 Year	70.2	684.6	754.8	39.5	N/A	80.2	597.7	677.9	132.2	N/A

Total - GMAB	$846.8	$5,476.3	$6,323.1	$391.4	N/A	$1,138.8	$4,672.6	$5,811.4	$1,114.1	N/A

GMIB3:
Ratchet	$16.3	$242.0	$258.3	$0.3	N/A	$16.2	$228.5	$244.7	$5.6	N/A
Rollup	46.6	625.6	672.2	0.4	N/A	47.1	612.4	659.5	1.3	N/A
Combo	—	0.2	0.2	—	N/A	—	0.1	0.1	—	N/A

Total - GMIB	$62.9	$867.8	$930.7	$0.7	N/A	$63.3	$841.0	$904.3	$6.9	N/A

GLWB:
L.inc	$229.7	$7,056.7	$7,286.4	$67.3	N/A	$72.4	$3,248.4	$3,320.8	$571.5	N/A
Porfolio income insurance	—	20.7	20.7	—	N/A	—	—	—	—	N/A

Total - GLWB	$229.7	$7,077.4	$7,307.1	$67.3	N/A	$72.4	$3,248.4	$3,320.8	$571.5	N/A

1
Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $5.32 billion and $4.59 billion as of December 31, 2009 and 2008, respectively.

3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.
Net amount at risk is highly sensitive to changes in financial market movements. See Note 5, Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management, for a discussion of the Company’s risk management practices with respect to financial market exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2009	2008
Mutual funds:
Bond	$4,920.2	$4,370.3
Domestic equity	24,598.8	18,676.2
International equity	3,046.9	2,421.4

Total mutual funds	32,565.9	25,467.9
Money market funds	1,473.4	2,146.4

Total	$34,039.3	$27,614.3

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

(in millions)	2009	2008
Living benefit riders	$265.9	$1,698.0
GMDB	67.0	193.4
GMIB	3.1	5.5

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2009 and 2008, the net balance of the embedded derivatives for living benefits was a liability of $265.9 million and a liability of $1.70 billion, respectively. The GLWB component of living benefit riders was immaterial in 2009 and $699.9 million in 2008, respectively.

The Company’s incurred and paid amounts for living benefit features were immaterial for the years ended December 31, 2009 and 2008. The incurred and paid amounts were immaterial for 2008. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

During the year ended December 31, 2009, the Company recorded net realized investment gains on living benefit embedded derivatives and related economic hedging gains of $413.6 million. These gains were comprised of $1.50 billion of net realized investment gains on living benefit embedded derivatives and $1.08 billion of related economic hedging losses. The net realized investment gains on living benefit embedded derivatives primarily resulted from higher interest rates, lower volatility assumptions and an increase to the nonperformance component of the discount rate. The increase in net realized investment gains on embedded derivatives increased amortization of DAC by $389.6 million in 2009 compared to 2008, which is included in the Corporate and Other segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s incurred and paid amounts for GMDBs were $132.4 million for the year ended December 31, 2009 compared to $67.1 million for the year ended December 31, 2008.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2009 and 2008:

•
Data used was based on a combination of historical numbers and future projections generally involving 250 and 50 probabilistically generated economic scenarios as of December 31, 2009 and 2008, respectively

•	Mean gross equity performance – 10.4% and 8.1% as of December 31, 2009 and 2008, respectively

•	Equity volatility – 18.0% and 18.7% as of December 31, 2009 and 2008, respectively

•	Mortality – 91% of Annuity 2000 Basic table for males, 101% for females as of December 31, 2009; and 100% of Annuity 2000 tables as of December 31, 2008

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – approximately 7.0%
Lapse rate assumptions vary by duration as shown below:

December 31, 2009 Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.5%	3.0%	5.0%	6.0%	7.0%	7.0%	10.0%	10.0%
Maximum	3.5%	2.0%	4.0%	4.5%	35.0%	40.0%	18.5%	32.5%	32.5%	18.5%

December 31, 2008 Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.0%	3.0%	4.5%	6.0%	7.0%	7.0%	11.5%	11.5%
Maximum	1.5%	2.5%	4.0%	4.5%	40.0%	41.5%	21.5%	35.0%	35.0%	18.5%
The Company’s incurred and paid amounts for GMIBs were $7.2 million for the years ended December 31, 2009. The incurred and paid amounts were immaterial for 2008.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during the years ended December 31, 2009 and 2008.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes account balances of variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2009	2008
Mutual funds:
Bond	$452.8	$412.7
Domestic equity	2,996.3	2,459.5
International equity	416.9	334.6

Total mutual funds	3,866.0	3,206.8
Money market funds	257.0	295.0

Total	$4,123.0	$3,501.8

(12)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2009	2008
$800.0 million commercial paper program	$150.0	$149.9
$350.0 million securities lending program facility	—	99.8

Total short-term debt	$150.0	$249.7

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. London Interbank Offered Rate (LIBOR). On July 31, 2009, the Company paid down the $99.7 million principal balance on the securities lending program facility. The Company had no amounts outstanding under this agreement as of December 31, 2009 compared to $99.8 million as of December 31, 2008.

The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC with a maturity of May 13, 2010. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that NMIC maintain statutory surplus in excess of $5.30 billion, the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus in excess of $1.67 billion. A breach by any borrower of the financial covenants will impact the availability of the line for the other borrowers and may accelerate payment. NMIC had no amounts outstanding under this agreement as of December 31, 2009. NLIC also has an $800.0 million commercial paper program and rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. Therefore, availability under the aggregate $1.00 billion credit facility is reduced by the amount outstanding in excess of available cash and liquid assets. NLIC had $150.0 million of commercial paper outstanding at December 31, 2009 at a weighted average interest rate of 0.29% and $149.9 million outstanding at December 31, 2008 at a weighted average interest rate of 2.07%.

The Company paid interest on short-term debt totaling $1.3 million, $8.3 million, and $15.0 million in 2009, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(13)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2009	2008
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2009, 2008 and 2007. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

On September 30, 2009, the Company sold NLICA, a 5.75%, $200.0 million surplus note maturing on September 30, 2010. Due to the merger of NLICA with and into the Company on December 31, 2009, the note was redeemed, in whole, by the Company at a redemption price equal to 100% of the aggregate principal amount outstanding plus accrued interest.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(14)	Federal Income Taxes
Effective January 1, 2009, pursuant to the merger agreement dated August 6, 2008 whereby NMIC and its affiliates purchased all of the NFS common stock they did not already own, Nationwide Corporation will own more than 80% of the value of NFS, meeting the requirements for NFS to join the NMIC consolidated federal income tax return. However, the life insurance company subsidiaries will not be eligible to join the NMIC consolidated federal income tax return until 2014. NFS will file a one day life/non-life, federal income tax return (January 1, 2009) with all of its downstream subsidiaries.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31:

(in millions)	2009	2008
Deferred tax assets:
Future policy benefits and claims	$1,108.5	$955.6
Securities available-for-sale	—	809.2
Derivatives	62.6	229.7
Capital loss carryforward	102.8	—
Other	267.1	258.0

Gross deferred tax assets	1,541.0	2,252.5
Less valuation allowance	(23.7)	(23.7)

Deferred tax assets, net of valuation allowance	1,517.3	2,228.8

Deferred tax liabilities:
Deferred policy acquisition costs	(1,083.7)	(1,293.6)
Securities available-for-sale	(215.9)	—
Value of business acquired	(95.6)	(112.9)
Other	(96.9)	(168.3)

Gross deferred tax liabilities	(1,492.1)	(1,574.8)

Net deferred tax asset (liability)	$25.2	$654.0

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. Because it is more likely than not that certain deferred tax assets will not be realized, the Company established a valuation allowance of $23.7 million, $23.7 million and $23.7 million as of December 31, 2009, 2008 and 2007, respectively. No additional valuation allowances are required to be recognized as the Company has prudent and feasible tax planning strategies that would, if necessary, be implemented to utilize deferred tax assets.

The Company’s current federal income tax (liability) asset was $(108.5) million and $132.1 million as of December 31, 2009 and 2008, respectively.

Total federal income taxes (refunded) paid were $(59.0) million, $(40.9) million, and $117.9 million during the years ended December 31, 2009, 2008 and 2007, respectively.

As of December 31, 2009, the Company has $293.7 million of capital loss carryforwards that can carry forward for five tax years and are expected to be fully utilized. In addition, the Company has $6.7 million in low income housing credit carryforwards which can be carried forward for twenty years. The Company expects that they will be fully utilized. The Company has $22.7 million in Alternative Minimum Tax (AMT) credit carryforwards, which can be carried forward until utilized. The Company expects to fully realize the AMT credits in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) from continuing operations for the years ended December 31:

(in millions)	2009	2008	2007
Current	$165.0	$(130.8)	$108.0
Deferred	(117.1)	(403.0)	39.3

Federal income tax expense (benefit)	$47.9	$(533.8)	$147.3

Total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) from continuing operations before federal income tax expense (benefit) as follows for the years ended December 31:

	2009		2008		2007
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed tax expense (benefit)	$107.3	35.0	$(497.4)	35.0	$220.2	35.0
DRD	(56.1)	(18.3)	(42.1)	3.0	(67.5)	(10.7)
Impact of noncontrolling interest	18.3	6.0	25.3	(1.8)	17.8	2.8
Tax credits	(21.4)	(7.0)	(25.8)	1.8	(22.3)	(3.6)
Other, net	(0.2)	(0.1)	6.2	(0.4)	(0.9)	(0.1)

Total	$47.9	15.6	$(533.8)	37.6	$147.3	23.4

During 2009, the Company recorded $8.7 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns. These changes in estimates primarily were driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

During the third quarter of 2008, the Company refined its separate account DRD calculation and estimation process. As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14.3 million to a $4.4 million benefit. This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts. The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $11.9 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed. These changes in estimates primarily were driven by the Company’s separate account DRD.

During 2007, the Company recorded $7.6 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2009	2008
Balance at beginning of period	$44.0	$8.8
Additions for current year tax positions	36.8	37.7
Additions for prior years tax positions	14.9	0.3
Reductions for prior years tax positions	(1.1)	(2.8)

Balance at end of period	$94.6	$44.0

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2009, is $43.0 million.

The Company has included tax on permanent uncertain tax positions and interest and penalties on all uncertain tax positions in determining the potential impact on the effective tax rate above. An uncertain tax timing position may result in the acceleration of cash payments to the IRS, but will not impact the effective tax rate.

During the years ended December 31, 2009, and 2008, the Company incurred $0.2 million and $1.0 million in interest and penalties, respectively. The Company accrued $3.8 million and $2.2 million for the payment of interest and penalties at December 31, 2009 and 2008, respectively. Interest expense and any associated penalties are shown as income tax expense.

Management is not aware of any reasonable possibility of a significant increase or decrease to the total of the uncertain tax positions within the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS recently completed an audit of the Company’s tax years 2003 through 2005. The statute remains open for these years as the Company completes the appeals process. See “Tax Matters” in Note 18 for more information on the Company’s tax years 2003 through 2005 audit and the related appeals process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(15)	Shareholder’s Equity, Regulatory Risk-Based Capital, Statutory Results and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Statutory Results

The Company and its subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and differ from GAAP materially. The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis. The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its insurance subsidiary for the years ended December 31:

(in millions)	20091	2008	2007
Statutory net income (loss)
NLIC	$397.3	$(919.4)	$410.8
NLAIC	(61.1)	(90.3)	(4.0)

Statutory capital and surplus
NLIC	$3,129.6	$2,749.9	$2,599.9
NLAIC	213.5	122.6	256.6

1	Unaudited as of the date of this report.
On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity. In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity. See Note 2 (p) for details on the accounting treatment of this transaction.

NLIC received approval from the Ohio Department of Insurance (ODI) regarding the use of a permitted practice related to the statutory accounting provision for the admissibility of deferred tax assets as of December 31, 2008. The permitted practice modifies the practice prescribed by the NAIC by increasing the threshold for admissibility of deferred tax assets from 10% to 15% of statutory capital and surplus. The permitted practice resulted in an increase of NLIC’s estimated statutory surplus of $68.9 million as of December 31, 2008. The permitted practice had no impact on NLIC’s statutory net income. The benefits of this permitted practice was not considered by the Company when determining capital and surplus available for dividends during 2009.

In 2009, the NAIC adopted Statement of Statutory Accounting Principles No. 10R, Income Tax Revised – a temporary replacement of SSAP 10, which is similar to the ODI permitted practice adopted in 2008 with the exception of limiting capital and surplus available for dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. NLIC’s statutory capital and surplus as of December 31, 2009 was $3.13 billion, and statutory net income for the year ended December 31, 2009 was $397.3 million. During the year ended December 31, 2009, NLIC did not pay any dividends to NFS during 2009. As of January 1, 2010, NLIC has the ability to pay dividends to NFS totaling $397.3 million upon providing prior notice to the ODI.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Comprehensive Gain (Loss)

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive gain (loss), before and after federal income tax expense (benefit), for the years ended December 31:

(in millions)	2009	2008	2007
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized gains (losses) before adjustments	$2,373.9	$(3,827.8)	$(273.1)
Net non-credit gains	38.4	—	—
Net adjustment to DAC	(584.9)	528.8	3.8
Net adjustment to VOBA	(9.4)	8.2	8.0
Net adjustment to future policy benefits and claims	(27.4)	127.8	5.9
Net adjustment to policyholder dividend obligation	(91.3)	88.7	2.2
Related federal income tax (expense) benefit	(594.8)	1,076.1	88.6

Net unrealized gains (losses)	1,104.5	(1,998.2)	(164.6)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net realized losses	388.2	1,102.1	105.0
Related federal income tax benefit	(135.9)	(385.7)	(36.8)

Net reclassification adjustment	252.3	716.4	68.2

Other comprehensive gain (loss) on securities available-for-sale	1,356.8	(1,281.8)	(96.4)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(4.1)	16.5	(17.2)
Related federal income tax benefit (expense)	1.5	(5.8)	6.0

Other comprehensive (loss) income on cash flow hedges	(2.6)	10.7	(11.2)

Other unrealized (losses) gains:
Net unrealized (losses) gains	(13.5)	7.4	(7.4)
Related federal income tax benefit (expense)	4.7	(2.5)	2.7

Other net unrealized (losses) gains	(8.8)	4.9	(4.7)

Unrecognized amounts on pension plans:
Net unrecognized amounts	—	(12.3)	1.0
Related federal income tax benefit (expense)	—	4.3	(0.4)

Other comprehensive (loss) income on unrecognized pension amounts	—	(8.0)	0.6

Total other comprehensive income (loss)	$1,345.4	$(1,274.2)	$(111.7)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The adjustments to DAC and VOBA represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities resulted in a cumulative-effect adjustment of $235.0 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI.

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2009, 2008 and 2007.

(16)	Employee Benefit Plans
The Company, excluding certain affiliated companies, participates in a qualified defined benefit pension plan (the Nationwide Retirement Plan or the NRP), several non-qualified defined benefit supplemental executive retirement plans, postretirement benefit plans (life and health care), and the Nationwide Savings Plan 401(k), all sponsored by NMIC. Effective January 30, 2008, NMIC merged the Nationwide Life Insurance Company of America (NLICA) Retirement Plan into the NRP.

The NRP covers all employees of participating employers who have completed at least one year of service and who are at least 21 years of age. Plan assets are invested in a third-party trust and group annuity contracts issued by NLIC. All participants are eligible for benefits based on an account balance formula. However, participants hired prior to 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature.

Effective January 1, 2010, NMIC amended the NRP to eliminate the company-paid early retirement enhancement (an additional benefit for associates retiring between ages 55 and 65), which is part of the FAP formula and to stop pay credits under the account balance formula for participants eligible for the account balance formula. An affected associate’s benefits, however, will not be less than the NRP benefit he or she accrued as of December 31, 2009, under the greater of the FAP formula or the account balance formula.

The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. In addition, separate non-qualified defined benefit pension plans sponsored by NMIC cover certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $11.0 million, $4.6 million, and $11.8 million for the years ended December 31, 2009, 2008 and 2007, respectively. The 2008 expense includes a gain of $5.4 million due to the merger of the NLICA Retirement Plan into the NRP.

See Note 17 for more information on group annuity contracts issued by the Company for various employee benefit plans sponsored by NMIC or its affiliates.

In addition to the NRP, the Company and certain affiliated companies participate in life and health care benefit plans sponsored by NMIC for qualifying retirees. Contributory post-retirement life and health care benefits are generally available to associates, hired prior to and continuously employed since June 1, 2000, for health care benefits, and prior to December 31, 1994, for life benefits, who have attained age 55, and have accumulated 15 years of service with the Company. The associate subsidy for the post-retirement death benefit was capped beginning in 2007. Employer subsidies for retiree life insurance ended as of December 31, 2008. No future employer contributions are anticipated for retiree life insurance and settlement accounting was applied during 2008. Post-retirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and co-insurance. In addition, there are caps on the Company’s contribution to the cost of the post-retirement health care benefits. The Company does not receive a Medicare Part D subsidy from the government. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested in a group annuity contract issued by NLIC and a third-party trust.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On September 3, 2009, NMIC announced changes to the post-retirement health care benefits available under the health care defined benefit plans. On December 31, 2009, each eligible associate’s current cost-sharing percentage was fixed and, following this date, Company contributions towards the cost of post-retirement health care coverage for eligible associates will be based only on service through December 31, 2009. This modification does not impact former associates receiving Nationwide-sponsored retiree health care benefits prior to January 1, 2010. Additionally, effective January 1, 2010, all associates not considered to be highly compensated employees, as defined by IRC 414, became eligible to receive an annual retiree health care credit up to a maximum of $1,000 per year, not to exceed a maximum lifetime benefit amount of $25,000, which includes any years of cost-sharing service earned by December 31, 2009. The credit is equal to one-third of otherwise unmatched Health Savings Account contributions and/or Nationwide Savings Plan (NSP) 401(a) contributions. No contributions will be made by NMIC if the associate does not make eligible contributions.

The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2009, 2008 and 2007.

Defined Contribution Plans

NMIC sponsors the NSP, a defined contribution retirement savings plan (a 401(k) plan) covering substantially all of the Company’s associates. Associates may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. In addition, NMIC sponsors the NLICA Producer’s Pension Plan, a defined contribution money purchase plan, covering statutory employees of NLICA. However, this plan has no active participants, and is in the process of being terminated. The Company’s expense for contributions to these plans was $8.7 million, $6.1 million, and $8.0 million for the years ended December 31, 2009, 2008 and 2007, respectively.

(17)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2009, 2008 and 2007, the Company made payments to NMIC and NSC totaling $233.1 million, $285.2 million, and $287.1 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.10 billion and $2.96 billion as of December 31, 2009 and 2008, respectively. Total revenues from these contracts were $143.1 million, $137.9 million and $132.3 million for the years ended December 31, 2009, 2008 and 2007, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $115.7 million, $115.6 million, and $110.1 million for the years ended December 31, 2009, 2008 and 2007, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2009, 2008 and 2007, the Company made lease payments to NMIC of $23.8 million, $21.5 million, and $23.0 million, respectively. In addition, the Company leases office space to an affiliate of NMIC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2009, 2008 and 2007 were $176.8 million, $202.3 million, and $317.6 million, respectively, while benefits, claims and expenses ceded during these years were $196.2 million, $218.9 million, and $348.1 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2009 and 2008, customer allocations to NFG funds totaled $23.73 billion and $18.08 billion, respectively. For the years ended December 31, 2009, 2008, and 2007, NFG paid the Company $78.8 million, $76.7 million, and $79.6 million, respectively, for the distribution and servicing of these funds.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2009 and 2008, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2009, the Company had no outstanding borrowings at any given time. During 2008 and 2007, the most the Company had outstanding at any given time was $151.6 million and $178.2 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $918.7 million and $2.58 billion as of December 31, 2009 and 2008, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2009, 2008 and 2007 were $48.3 million, $52.7 million, and $59.5 million, respectively.

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $11.2 million, $11.0 million, and $9.4 million for the years ended December 31, 2009, 2008 and 2007, respectively.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25.0 million of the affiliate’s 5.6% senior notes due November 16, 2016. The notes are secured by certain pledged mortgage servicing rights. The note is payable in seven equal principal installments of $3.8 million, which begin November 6, 2010. Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 14. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments to (from) NMIC were $4.0 million and ($22.5) million during the years ended December 31, 2009 and 2008, respectively. These payments related to tax years prior to deconsolidation. There were no payments during 2007.

During 2009, NLIC received a $20.0 million capital contribution from NFS.

During 2009, NLIC did not pay dividends to NFS. In 2008 and 2007, NLIC paid dividends to NFS totaling $460.5 million, and $612.5 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

During 2009, the Company sold, at fair value, commercial mortgage loans with a carrying value of $273.2 million to Nationwide Mutual Insurance Company (NMIC). The sale resulted in a net realized loss of $33.5 million to the Company.

During 2009, the Company sold private equity investments to NMIC for $61.0 million, including the one private equity investment that is considered a VIE (See Note 20). The private equity investments were carried and sold at fair value. No gain or loss was recognized on the sale.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(18)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has responded to information requests and/or subpoenas from the SEC in 2003 and the New York State Attorney General in 2005 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company is not aware of any further action on these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker-dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

On September 10, 2009, NRS was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin “Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z. On January 22, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On February 5, 2010, the Company filed a motion to dismiss, or in the alternative, a motion to stay the amended complaint. On February 9, 2010, the individual defendants filed a motion to dismiss the amended complaint. On December 13, 2009, the plaintiff filed a motion to consolidate this case with Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association. The Company continues to defend this case vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, NRS and NLIC were named in an Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin, Steven E. Coker, Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO directors, officers and board members. The class period is from November 20, 2001 to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 16, 2008, the Companies filed their Answer. On April 28, 2009, the court entered an order denying the plaintiffs’ motion for preliminary injunction. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On July 10, 2009, the Court of Appeals heard oral argument. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff sought to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleged that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint sought an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On February 3, 2010, the Sixth Circuit Court of Appeals affirmed the District Court’s dismissal of this case. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs’ sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participant’s had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”. Also on November 6, 2009, the Court denied plaintiffs’ motion to strike NFS and NLIC’s counterclaim for breach of fiduciary duty against the Trustees, in the event NFS and NLIC are held to be a fiduciary at trial, and granted H. Grady Chandler’s motion to intervene. On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court’s order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the 6th Amended Complaint. On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful “revenue sharing” payments. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with current accounting guidance, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account dividends received deduction (DRD) is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

The IRS recently completed an audit of the Company’s tax years 2003 through 2005. As a result of this audit, the Company received a Revenue Agent’s Report (RAR) and 30-Day Letter (requiring payment of additional tax due or the preparation of protest to start the appeals process) from the IRS in July 2009. The RAR includes an adjustment to reduce the Company’s DRD for the above tax years resulting in additional tax due of $151.0 million. The Company is currently at appeals on this issue and believes that it will ultimately prevail based on technical merits.

(19)	Guarantees
Since 2002, the Company has sold $696.1 million of credit enhanced equity interests in LIHTC Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 7.75% over periods ending between 2002 and 2025. As of December 31, 2009 and 2008, the Company held guarantee reserves totaling $5.5 million and $5.1 million, respectively, on these transactions. These guarantees are in effect for periods of approximately 15 years each. The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $985.9 million. The Company does not anticipate making any material payments related to these guarantees.

As of December 31, 2009, the Company did not hold any stabilization reserves as collateral for certain properties owned by the LIHTC Funds, as the LIHTC Funds have met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. During 2009, the stabilization reserve was not increased and the remainder of the stabilization reserve, $0.8 million, was released into income. In 2008, $0.8 million of the stabilization reserve was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(20)	Variable Interest Entities
In the normal course of business, the Company has relationships with variable interest entities (VIEs). The Company’s VIEs are conduits that assist the Company in structured products transactions involving the sale of LIHTC Funds to third party investors, other structured product issuances, and private equity investments.

The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE. There is a review of the entity’s contract and other deal related information, such as 1) the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) the extent to which, through the variable interest, the Company shares in the entity’s expected losses and residual returns.

The Company was not required to provide financial or other support outside previous contractual requirements to any VIE.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

LIHTC Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated by the funds (see Note 19). The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding noncontrolling interest in the accompanying consolidated financial statements.

The Company had relationships with 19 LIHTC Funds that are considered VIEs as of December 31, 2009 and December 31, 2008, where the Company was the primary beneficiary. Net assets of these consolidated VIEs were $350.6 million and $416.0 million as of December 31, 2009 and December 31, 2008, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2009	2008
Other long-term investments	$314.3	$371.1
Short-term investments	16.4	20.9
Other assets	33.8	41.6
Other liabilities	(13.9)	(17.6)
The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2009 and December 31, 2008 (except for the impact of guarantees disclosed in Note 19). Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market. The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests in other LIHTC Funds that qualify as VIEs where the Company is not the primary beneficiary. The carrying amount of these unconsolidated VIEs was $110.0 million and $156.3 million as of December 31, 2009 and 2008, respectively. The total exposure to loss on these unconsolidated VIEs was $122.9 million and $179.6 million as of December 31, 2009 and 2008, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Structured Products

The Company had a relationship with one structured product investment that is considered a VIE as of December 31, 2009 and December 31, 2008, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $9.2 million and $8.9 million as of December 31, 2009 and December 31, 2008, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

The Company was invested in 7 and 12 structured product investments that are considered VIEs as of December 31, 2009 and 2008, respectively, where the Company is not the primary beneficiary. These structured products are in the form of synthetic collateralized debt obligations and collateralized lease obligations. The carrying amount on these unconsolidated VIEs was $31.8 million and $17.8 million as of December 31, 2009 and 2008, respectively. The total exposure to loss on these unconsolidated VIEs is determined to be the carrying amount of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Private Equity Investments

The Company had a relationship with one private equity investment that is considered a VIE as of December 31, 2008, where the Company was the primary beneficiary. On September 30, 2009, NLIC sold this private equity investment, which had net assets of $14.1 million, to NMIC.

(21)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income from continuing operations before federal income taxes and discontinued operations to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the The BEST of AMERICA®, Nationwide DestinationSM, and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. Portfolio income insurance is a form of deferred annuity that provides the income protection features common to today’s variable annuities to owners of specific managed account investments whose assets are outside of the annuity product. The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2009
Revenues:
Policy charges	$521.9	$93.2	$633.7	$(3.7)	$1,245.1
Premiums	191.2	—	278.5	—	469.7
Net investment income	562.0	679.0	491.8	146.3	1,879.1
Non-operating net realized investment gains1	—	—	—	619.1	619.1
Other-than-temporary impairments losses	—	—	—	(574.6)	(574.6)
Other income2	(168.1)	0.1	0.2	(1.4)	(169.2)

Total revenues	1,107.0	772.3	1,404.2	185.7	3,469.2

Benefits and expenses:
Interest credited to policyholder accounts	393.6	432.5	200.8	73.2	1,100.1
Benefits and claims	247.3	—	537.8	27.0	812.1
Policyholder dividends	—	—	87.0	—	87.0
Amortization of DAC	(1.4)	44.5	158.1	264.4	465.6
Amortization of VOBA and other intangible assets	0.9	8.9	45.0	8.0	62.8
Interest expense	—	—	—	55.3	55.3
Other operating expenses	178.8	150.8	183.9	66.3	579.8

Total benefits and expenses	819.2	636.7	1,212.6	494.2	3,162.7

Income (loss) from continuing operations before federal income tax expense (benefit)	287.8	135.6	191.6	(308.5)	$306.5

Less: non-operating net realized investment gains1	—	—	—	(619.1)
Less: non-operating other-than-temporary impairment losses	—	—	—	574.6
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	296.5
Less: net loss attributable to noncontrolling interest	—	—	—	52.3

Pre-tax operating earnings (loss)	$287.8	$135.6	$191.6	$(4.2)

Assets as of year end	$48,890.6	$25,034.7	$22,115.1	$2,953.3	$98,993.7

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2008
Revenues:
Policy charges	$602.9	$119.9	$617.7	$—	$1,340.5
Premiums	120.2	—	273.9	—	394.1
Net investment income	530.4	650.7	485.8	197.8	1,864.7
Non-operating net realized investment losses1	—	—	—	(386.8)	(386.8)
Other-than-temporary impairments losses	—	—	—	(1,130.7)	(1,130.7)
Other income2	109.5	0.9	—	(75.6)	34.8

Total revenues	1,363.0	771.5	1,377.4	(1,395.3)	2,116.6

Benefits and expenses:
Interest credited to policyholder accounts	379.1	435.9	196.2	161.4	1,172.6
Benefits and claims	378.5	—	489.4	(11.8)	856.1
Policyholder dividends	—	—	93.1	—	93.1
Amortization of DAC	647.7	40.6	129.9	(126.6)	691.6
Amortization of VOBA and other intangible assets	7.8	1.3	22.1	(0.3)	30.9
Interest expense	—	—	—	61.8	61.8
Other operating expenses	189.9	152.3	191.7	97.7	631.6

Total benefits and expenses	1,603.0	630.1	1,122.4	182.2	3,537.7

(Loss) income from continuing operations before federal income tax expense	(240.0)	141.4	255.0	(1,577.5)	$(1,421.1)

Less: non-operating net realized investment losses1	—	—	—	386.8
Less: non-operating other-than-temporary impairment losses	—	—	—	1,130.7
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(139.2)
Less: net loss attributable to noncontrolling interest	—	—	—	72.3

Pre-tax operating (loss) earnings	$(240.0)	$141.4	$255.0	$(126.9)

Assets as of year end	$42,508.1	$22,497.8	$20,360.3	$6,437.4	$91,803.6

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$662.6	$147.3	$574.0	$—	$1,383.9
Premiums	133.3	—	273.7	—	407.0
Net investment income	642.9	655.0	471.2	423.1	2,192.2
Non-operating net realized investment losses1	—	—	—	(36.9)	(36.9)
Other-than-temporary impairments losses	—	—	—	(117.7)	(117.7)
Other income2	3.1	—	—	(4.5)	(1.4)

Total revenues	1,441.9	802.3	1,318.9	264.0	3,827.1

Benefits and expenses:
Interest credited to policyholder accounts	444.3	443.3	192.0	231.4	1,311.0
Benefits and claims	233.5	—	439.0	—	672.5
Policyholder dividends	—	—	83.1	—	83.1
Amortization of DAC	287.1	27.4	93.1	(25.5)	382.1
Amortization of VOBA and other intangible assets	5.3	2.5	40.5	0.2	48.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	194.8	179.9	187.2	68.9	630.8

Total benefits and expenses	1,165.0	653.1	1,034.9	345.0	3,198.0

Income (loss) from continuing operations before federal income tax expense	276.9	149.2	284.0	(81.0)	$629.1

Less: non-operating net realized investment losses1	—	—	—	36.9
Less: non-operating other-than-temporary impairment losses	—	—	—	117.7
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)
Less: net loss attributable to noncontrolling interest	—	—	—	50.9

Pre-tax operating earnings	$276.9	$149.2	$284.0	$99.0

Assets as of year end	$56,564.4	$27,963.2	$22,874.1	$10,222.0	$117,623.7

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I         Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2009 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$136.7	$151.1	$151.1
U.S. Government agencies	551.3	602.8	602.8
Obligations of states and political subdivisions	567.6	548.9	548.9
Foreign governments	69.9	75.1	75.1
Public utilities	2,487.3	2,598.6	2,598.6
All other corporate	21,290.3	20,773.2	20,773.2

Total fixed maturity securities available-for-sale	25,103.1	24,749.7	24,749.7

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	28.2	31.5	31.5
Industrial, miscellaneous and all other	1.1	1.9	1.9
Nonredeemable preferred stocks	19.5	19.2	19.2

Total equity securities available-for-sale	48.8	52.6	52.6

Mortgage loans on real estate, net	6,916.4		6,829.0	1
Real estate, net:
Investment properties	11.4		8.9	2

Total real estate, net	11.4		8.9

Policy loans	1,050.4		1,050.4
Other long-term investments	457.5		457.5
Short-term investments, including amounts managed by a related party	1,003.4		1,003.4

Total investments	$34,591.0		$34,151.5

1
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

2	Difference from Column B primarily results from adjustments for accumulated depreciation.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2009, 2008 and 2007 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums1	Other policy claims and benefits payable1	Premium revenue
2009
Individual Investments	$1,911.5	$10,870.4			$191.2
Retirement Plans	270.6	11,702.4			—
Individual Protection	1,770.0	8,745.3			278.5
Corporate and Other	31.0	1,831.3

Total	$3,983.1	$33,149.4			$469.7

2008
Individual Investments	$1,883.0	$12,476.8			$120.2
Retirement Plans	290.1	11,497.5			—
Individual Protection	1,734.8	8,350.6			273.9
Corporate and Other	615.9	3,389.6			—

Total	$4,523.8	$35,714.5			$394.1

2007
Individual Investments	$2,078.1	$11,316.4			$133.3
Retirement Plans	292.9	10,973.1			—
Individual Protection	1,637.6	8,191.7			273.7
Corporate and Other	87.0	4,973.4			—

Total	$4,095.6	$35,454.6			$407.0

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income2	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses2	Premiums written
2009
Individual Investments	$562.0	$640.9	$(1.4)	$179.7
Retirement Plans	679.0	432.5	44.5	159.7
Individual Protection	491.8	825.6	158.1	228.9
Corporate and Other	146.3	100.2	264.4	129.6

Total	$1,879.1	$1,999.2	$465.6	$697.9

2008
Individual Investments	$530.4	$757.6	$647.7	$197.7
Retirement Plans	650.7	435.9	40.6	153.6
Individual Protection	485.8	778.7	129.9	213.8
Corporate and Other	197.8	149.6	(126.6)	159.2

Total	$1,864.7	$2,121.8	$691.6	$724.3

2007
Individual Investments	$642.9	$677.8	$287.1	$200.1
Retirement Plans	655.0	443.3	27.4	182.4
Individual Protection	471.2	714.1	93.1	227.7
Corporate and Other	423.1	231.4	(25.5)	139.1

Total	$2,192.2	$2,066.6	$382.1	$749.3

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2009, 2008 and 2007 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2009
Life insurance in force	$208,484.5	$76,136.2	$8.2	$132,356.5	0.0%

Premiums:
Life insurance1	$549.9	$80.5	$0.3	$469.7	0.1%
Accident and health insurance	212.0	222.7	11.7	1.0	NM

Total	$761.9	$303.2	$12.0	$470.7	2.5%

2008
Life insurance in force	$208,071.0	$75,091.7	$12.3	$132,991.6	0.0%

Premiums:
Life insurance1	$476.8	$83.7	$1.0	$394.1	0.3%
Accident and health insurance	182.9	209.3	26.4	—	NM

Total	$659.7	$293.0	$27.4	$394.1	7.0%

2007
Life insurance in force	$200,600.5	$76,178.6	$14.0	$124,435.9	0.0%

Premiums:
Life insurance1	$497.5	$92.5	$2.0	$407.0	0.5%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$786.7	$409.3	$29.6	$407.0	7.3%

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2009, 2008 and 2007 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions1	Balance at end of period
2009
Valuation allowances - mortgage loans on real estate	$42.4	$84.8	$—	$49.8	$77.4

2008
Valuation allowances - mortgage loans on real estate	$24.8	$20.8	$—	$3.2	$42.4

2007
Valuation allowances - mortgage loans on real estate	$36.0	$1.1	$—	$12.3	$24.8

1	Amounts represent transfers to real estate owned, recoveries and sales to NMIC.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements

Nationwide Variable Account-9:

Report of Independent Registered Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2009 .

Statements of Operations for the year ended
December 31, 2009 .

Statements of Contract Owners' Equity for the years ended
December 31, 2009 and 2008 .

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Accounting Firm.

Consolidated Statements of Income (Loss) for the
years ended December 31, 2009 , 2008 and 2007 .

Consolidated Balance Sheets as of December
31, 2009 and 2008 .

Consolidated Statements of Changes in Shareholder's
Equity as of December 31,   200 9 , 2008 and 2007 .

Consolidated Statements of Cash Flows for
the years ended December 31, 2009 , 2008 and 2007 .

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously on April 26, 2000 with Post-Effective Amendment No. 2 to registration statement (File No. 333-79327) and hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously with Post-Effective Amendment No. 11 to registration statement (File No. 333-79327) and hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously with Post Effective Amendment No. 15 to registration statement (File No. 333-79327) and hereby incorporated by reference.

(6)	Depositor’s Certificate of Incorporation and By-Laws.

(a)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.

(b)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

(c)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

(7)	Not Applicable

(8)
Fund Participation Agreements - The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

1.	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm"

2.	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2"

3.	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm"

4.	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm"

5.
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm"

6.
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm"

7.	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm"

8.	Fund Participation Agreement, Service II Shares, with Janus Aspen Series, dated May 5, 2002, under document "janusfpa99h9b.htm"

9.	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm"

10.	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document "nwfpa99h12a.htm"

11.
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2006, as amended, under document "nwfpa99h12b.htm"

12.
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm"

13.	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm"

14.
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm"

15.
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm"

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

16.
Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm".

17.	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document "putnamfpa.htm".

18.	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document "vaneckfpa.htm".

19.	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document "wellsfargofpa.htm".

The following Fund Participation Agreements were previously filed on April 22, 2008 with post-effective amendment number 21 of registration statement (033-60063) under Exhibit 24(b), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

20.	Fund Participation Agreement with Credit Suisse Asset Management, LLC, Provident Distributors, Inc. dated January 3, 2000, as document "creditsuissefpa.htm".

(9)	Opinion of Counsel – Filed previously on May 26, 1999 with initial registration statement (File No. 333-79327) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Chief Investment Officer	Gail G. Snyder
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Business Transformation Office	Gregory S. Moran
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO IT Infrastructure	Robert J. Dickson
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-PCIO Information Technology	Srinivas Koushik
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-CIO NF Systems	Susan Gueli
Senior Vice President, Chief Financial Officer – Property and Casualty	Michael P. Leach
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-President – NW Retirement Plans	Anne L. Arvia
Senior Vice President-President-Investment Management Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Marketing Services	Jennifer M. Hanley
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Senior Vice President-Property and Casualty/Farm Product Pricing	James R. Burke
Senior Vice President – Internal Audit	Kai V. Monahan
Senior Vice President	Matthew Jauchius
Vice President – Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Better Health, Inc. (fka Future Health Holding Company)	Maryland		The company provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health Holding Company (fka Nationwide Better Health, Inc.)	Ohio		The company provides health management services.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg
The exclusive purpose of the Company is to invest the funds available to it in transferable securities and other assets permitted by law with the aim of spreading investment risks and affording its shareholders the results of the management of its assets.

Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide International Underwriters	California		The company is a special risks, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Realty Services, Ltd.	Ohio		The company provides relocation services for associates.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a registered investment advisor.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Separate Accounts, LLC	Delaware		The company has deregistered as an investment advisor and acts as a holding company.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.’s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
NATIONWIDE INSURANCE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
Casualty–95.2% Fire–4.8% (See Page 2) OH
RETENTION ALTERNATIVES, LTD.
Common Stock:120,000Shares
Fire–100% BER
ALLIED GROUP, INC. (AGI)
Common Stock 850 Shares
Casualty–100% IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Common Stock:30,136 Shares
Casualty–100% OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock:100 Shares
Casualty-100% DE
ATLANTIC FLORIDIAN INSURANCE COMPANY
Common Stock:5,000 Shares
Casualty–100% OH
CRESTBROOK INSURANCE COMPANY
Common Stock:52,000 Shares
Casualty–100% OH
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
Casualty–100% WI
NCC OF AMERICA, LTD. (INACTIVE)
Common Stock:300,000Shares
NC–100% G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Common Stock:500,000Shares
Casualty–100% OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
Common Stock:949,992Shares
Casualty–100%
Other Capital:
Casualty–Pfd. IA
NATIONWIDE ASSURANCE COMPANY (ASSURANCE)
Common Stock:1,750 Shares
Casualty–100% WI
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock:20,000Shares
Casualty–100% OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock:28,000 Shares
Casualty–100% OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Common Stock:10,000Shares
Casualty–100% OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Common Stock:60,000Shares
Casualty–100% OH
SCOTTSDALE INDEMNITY COMPANY
Common Stock:50,000Shares
Casualty–100% OH
AMERICAN MARINE UNDERWRITERS, INC.
Common Stock: 20 Shares
Casualty–100% FL
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock:1,615 Shares
Casualty–100% OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
III-100% OH
LONE STAR GENERAL AGENCY, INC.
Common Stock:1,000 Shares
Casualty–100% TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures:
Assurance
Lone Star TX
NATIONWIDE REALTY SERVICES, LTD.
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE ARENA LLC
Casualty–90% OH
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE MUTUAL CAPITAL 1, LLC (NMC)
Class A Units
Mutual Cap–99.85% DE
NMC CPC WT INVESTMENT, LLC
Class A Units
NMC - 100%
Class B Units
None
Class C Units
NMC 100% DE
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty–100% OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC–100% OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty–95%
NW Indemnity–5% OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty–100% OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty–100% OH
1492 CAPITAL, LLC (1492)
Casualty–100% OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492–22.7% FL
PURE RISK MANAGEMENT, LLC (PRM)
PUI–100% FL
PURE INSURANCE COMPANY
PUI–100% FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock:300,000Shares
AGI–100% IA
AMCO INSURANCE COMPANY (AMCO)
Common Stock:300,000 Shares
AGI–100% IA
ALLIED GENERAL AGENCY COMPANY
Common Stock:5,000 Shares
AMCO–100% IA
ALLIED TEXAS AGENCY, INC.
Common Stock:1,000 Shares
AMCO–100% TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock:300,000Shares
AGI–100% IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock:12,500 Shares
AGI–100% WI
PREMIER AGENCY, INC.
Common Stock:100,000Shares
AGI–100% IA
NATIONWIDE SALES SOLUTIONS, INC.
Common Stock:20,000 Shares
AGI-100% IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
Common Stock:333,837 Shares
AMCO –87.3%
Allied P&C–8.47%
Depositors –4.23% IA
AGMC REINSURANCE, LTD.
Common Stock:11,000 Shares
NAMC–100% T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock:10,000 Shares
SIC–100% AZ
WESTERN HERITAGE INSURANCE COMPANY
Common Stock:4,776,076Shares
SIC–100% AZ
FREEDOM SPECIALTY INSURANCE COMPANY
Common Stock:250,000 Shares
SIC–100% OH
VETERINARY PET INSURANCE CO. (VPI)
Common Stock:6,985,387Shares
SIC–100% CA
DVM INSURANCE AGENCY, INC.
VPI–100% CA
V.P.I. SERVICES INC.
VPI–100% CA
TITAN INDEMNITY COMPANY (TITAN)
Common Stock:4,319,951Shares
THI-100% TX
TITAN INSURANCE COMPANY (TITAN INSURANCE)
Common Stock:1,000,000Shares
Titan-100% MI
WHITEHALL HOLDINGS, INC. (WHITEHALL)
Common Stock:1,000 Shares
THI-100% TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
Whitehall-100% NM
WI OF FLORIDA, INC.
Common Stock: 100 Shares
Whitehall-100% FL
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
Common Stock: 1 Share
Whitehall-100% TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
Common Stock: 1,500 Shares
THI-100% OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
Common Stock: 1,500 Shares
Victoria Fire-100% IN
VICTORIA NATIONAL INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SELECT INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SPECIALTY INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company - - Dotted Line
March 31, 2010
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC. (NGH)
Common Stock: 1 Share
NW Corp.–100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.–100%
DE
NATIONWIDE ASSET MANAGEMENT HOLDINGS
NWD Manage – 99.99%
Corp. – .01%
G.B.
AUDENSTAR LIMITED (AL)
NWD Manage – 100%
G.B.
RIVERVIEW INTERNATIONAL GROUP, INC. (RIG)
NWD Manage – 79%
AL – 21%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage–100%
Preferred Stock: 500,000 Shares
NWD Manage–100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest –1%
Casualty–70%
Fire–10%
DE
NATIONWIDE SEPARATE ACCOUNTS, LLC
NSA–100%
DE
NATIONWIDE EMERGING MANAGERS, LLC (NEM)
NSA–100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA–100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMHI–100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
NGV–99%
DE
NWD MGT LLC (NWDMGT)
NAMHI - 100%
DE
NATIONWIDE GLOBAL FUNDS
LUXEMBOURG SICAV
LUX
NATIONWIDE BETTER HEALTH HOLDING COMPANY (NBHH)
Common Stock: 100 Shares
NW Corp–100%
OH
NATIONWIDE BETTER HEALTH, INC.
NBHH–100%
MD
GATES, MCDONALD & COMPANY (GATES)
Common Stock: 254 Shares
NBHH –100%
OH
GATES MCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
NY
GATES MCDONALD HEALTH PLUS, INC.
Common Stock: 200 Shares
Gates–100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 91,778,717 Shares
NW Corp.–100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779 Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life -100%
OH
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life -100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
LIFE REO HOLDINGS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NF REINSURANCE, LTD
Common Stock: 250,000 Shares
NFS–100%
BER
NATIONWIDE FUND ADVISORS
Common Stock: 250,000 Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock: 1,000 Shares
NFS-100%
WI
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI–100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI–100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE SECURITIES, LLC
NFSDI - 100%
DE
1717 BROKERAGE SERVICES, INC. (BSI)
Common Stock: 1,000 Shares
NFSDI - 100%
PA

Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company - - Dotted Line

(Nationwide Corp. subsidiaries)

March 31, 2010

Page 2

Item 27.           Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 2010 was 2,093.

Item 28.           Indemnification

Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VLI Separate Account
Multi-Flex Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account	Nationwide VLI Separate Account-3
Nationwide Variable Account-II	Nationwide VLI Separate Account-4
Nationwide Variable Account-3	Nationwide VLI Separate Account-5
Nationwide Variable Account-4	Nationwide VLI Separate Account-6
Nationwide Variable Account-5	Nationwide VLI Separate Account-7
Nationwide Variable Account-6	Nationwide VL Separate Account-C
Nationwide Variable Account-7	Nationwide VL Separate Account-D
Nationwide Variable Account-8	Nationwide VL Separate Account-G
Nationwide Variable Account-9	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-10	Nationwide Provident VA Separate Account A
Nationwide Variable Account-11	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
Nationwide VA Separate Account-D

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.          Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.          Management Services

Not Applicable

Item 32.          Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9 certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Columbus, and State of Ohio on this 22nd day of April, 2010 .

NATIONWIDE VARIABLE ACCOUNT-9
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By/s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 22nd day of April, 2010 .

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact